UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22613

Curian Variable Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Mark D. Nerud Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2014 – June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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Tape Here	CMV13471 08/14

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2014

Curian Variable Series Trust®

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the Elite Access, Elite Access Brokerage Edition, Elite Access (NY) and Elite Access Brokerage Edition (NY). Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

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Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

Curian Guidance - Interest Rate Opportunities Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 67.0%
Curian Long Short Credit Fund (1.9%) (a)	715	$7,470
Curian/BlackRock Global Long Short Credit Fund (2.0%) (a)	720	7,470
Curian/FAMCO Flex Core Covered Call Fund (1.1%) (a)	197	2,334
Curian/UBS Global Long Short Fixed Income Opportunities Fund (3.4%) (a)	759	7,469
JNL/Brookfield Global Infrastructure and MLP Fund (0.3%) (a)	164	2,812
JNL/Invesco Global Real Estate Fund (0.2%) (a)	340	3,735
		31,290
DOMESTIC FIXED INCOME - 25.0%
JNL/PIMCO Real Return Fund (0.2%) (a)	430	4,669
JNL/PPM America Floating Rate Income Fund (0.4%) (a)	632	7,003
		11,672
INTERNATIONAL FIXED INCOME - 8.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.5%) (a)	310	3,735
Total Investment Companies (cost $45,422)		46,697
Total Investments - 100.0% (cost $45,422)		46,697
Other Assets and Liabilities, Net - (0.0%)		(10)
Total Net Assets - 100.0%		$46,687

Curian Guidance - Multi-Strategy Income Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 20.1%
Curian Long Short Credit Fund (0.4%) (a)	146	$1,521
Curian/BlackRock Global Long Short Credit Fund (0.4%) (a)	147	1,521
Curian/FAMCO Flex Core Covered Call Fund (0.2%) (a)	40	475
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.7%) (a)	154	1,521
JNL/Brookfield Global Infrastructure and MLP Fund (0.1%) (a)	33	573
JNL/Invesco Global Real Estate Fund (0.0%) (a)	69	760
		6,371
DOMESTIC FIXED INCOME - 46.0%
Curian/DoubleLine Total Return Fund (0.5%) (a)	426	4,441
Curian/PIMCO Credit Income Fund (4.6%) (a)	309	3,328
JNL/PIMCO Real Return Fund (0.0%) (a)	88	951
JNL/PPM America Floating Rate Income Fund (0.2%) (a)	329	3,644
JNL/PPM America High Yield Bond Fund (0.1%) (a)	292	2,218
		14,582
GLOBAL FIXED INCOME - 24.5%
JNL/Franklin Templeton Global Multisector Bond Fund (0.2%) (a)	361	4,436
JNL/Neuberger Berman Strategic Income Fund (0.6%) (a)	303	3,328
		7,764
INTERNATIONAL FIXED INCOME - 9.4%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (a)	247	2,978
Total Investment Companies (cost $30,866)		31,695
Total Investments - 100.0% (cost $30,866)		31,695
Other Assets and Liabilities, Net - (0.0%)		(7)
Total Net Assets - 100.0%		$31,688

Curian Guidance - Equity Income Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 35.0%
Curian/FAMCO Flex Core Covered Call Fund (5.7%) (a)	979	$11,614
JNL/Brookfield Global Infrastructure and MLP Fund (0.3%) (a)	170	2,910
JNL/Invesco Global Real Estate Fund (0.3%) (a)	529	5,808
		20,332
DOMESTIC EQUITY - 25.0%
Curian/The Boston Company Equity Income Fund (17.4%) (a)	615	8,710
JNL/T. Rowe Price Value Fund (0.2%) (a)	330	5,807
		14,517
GLOBAL EQUITY - 40.0%
Curian/Epoch Global Shareholder Yield Fund (47.5%) (a)	1,880	23,229
Total Investment Companies (cost $52,358)		58,078
Total Investments - 100.0% (cost $52,358)		58,078
Other Assets and Liabilities, Net - (0.0%)		(13)
Total Net Assets - 100.0%		$58,065

Curian Guidance - Conservative Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 35.0%
Curian Dynamic Risk Advantage - Diversified Fund (2.2%) (a)	718	$7,684
Curian/BlackRock Global Long Short Credit Fund (2.0%) (a)	740	7,684
Curian/FAMCO Flex Core Covered Call Fund (2.6%) (a)	454	5,379
JNL/Invesco Global Real Estate Fund (0.3%) (a)	559	6,148
		26,895
DOMESTIC FIXED INCOME - 40.0%
Curian/DoubleLine Total Return Fund (1.3%) (a)	1,106	11,527
Curian/PIMCO Credit Income Fund (10.7%) (a)	713	7,685

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/PPM America Floating Rate Income Fund (0.2%) (a)	347	3,842
JNL/PPM America High Yield Bond Fund (0.2%) (a)	1,012	7,684
		30,738
GLOBAL FIXED INCOME - 25.0%
JNL/Franklin Templeton Global Multisector Bond Fund (0.4%) (a)	626	7,684
JNL/Neuberger Berman Strategic Income Fund (2.2%) (a)	1,048	11,527
		19,211
Total Investment Companies (cost $74,160)		76,844
Total Investments - 100.0% (cost $74,160)		76,844
Other Assets and Liabilities, Net - (0.0%)		(17)
Total Net Assets - 100.0%		$76,827

Curian Guidance - Moderate Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 35.1%
Curian Dynamic Risk Advantage - Diversified Fund (8.0%) (a)	2,651	$28,362
Curian Long Short Credit Fund (1.6%) (a)	611	6,380
Curian/AQR Risk Parity Fund (2.0%) (a)	503	5,667
Curian/BlackRock Global Long Short Credit Fund (0.9%) (a)	342	3,545
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.4%) (a)	589	5,672
Curian/FAMCO Flex Core Covered Call Fund (3.8%) (a)	658	7,799
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (1.6%) (a)	280	2,834
Curian/Nicholas Convertible Arbitrage Fund (0.9%) (a)	328	3,542
Curian/UBS Global Long Short Fixed Income Opportunities Fund (2.3%) (a)	504	4,963
Curian/Van Eck International Gold Fund (1.7%) (a)	377	2,396
JNL/AQR Managed Futures Strategy Fund (1.7%) (a)	728	7,092
JNL/BlackRock Commodity Securities Strategy Fund (0.2%) (a)	224	2,837
JNL/Brookfield Global Infrastructure and MLP Fund (0.5%) (a)	332	5,676
JNL/Invesco Global Real Estate Fund (0.3%) (a)	516	5,671
JNL/Red Rocks Listed Private Equity Fund (0.7%) (a)	549	7,092
		99,528
DOMESTIC EQUITY - 23.0%
JNL/DFA U.S. Core Equity Fund (2.0%) (a)	1,164	13,050
JNL/Franklin Templeton Small Cap Value Fund (0.2%) (a)	151	2,610
JNL/Invesco Small Cap Growth Fund (0.3%) (a)	127	2,611
JNL/JPMorgan MidCap Growth Fund (0.3%) (a)	116	3,916
JNL/PPM America Mid Cap Value Fund (1.0%) (a)	246	3,915
JNL/S&P Competitive Advantage Fund (0.3%) (a)	391	6,523
JNL/S&P Dividend Income & Growth Fund (0.2%) (a)	422	6,523
JNL/S&P Intrinsic Value Fund (0.3%) (a)	395	6,523
JNL/S&P Total Yield Fund (0.4%) (a)	399	6,525
JNL/T. Rowe Price Established Growth Fund (0.3%) (a)	381	13,049
		65,245
DOMESTIC FIXED INCOME - 13.7%
Curian/DoubleLine Total Return Fund (1.6%) (a)	1,361	14,183
Curian/PIMCO Credit Income Fund (14.7%) (a)	987	10,636
JNL/PPM America Floating Rate Income Fund (0.4%) (a)	640	7,090
JNL/PPM America High Yield Bond Fund (0.2%) (a)	934	7,090
		38,999
EMERGING MARKETS EQUITY - 4.8%
Curian/Ashmore Emerging Market Small Cap Equity Fund (4.3%) (a)	134	1,447
JNL/Lazard Emerging Markets Fund (0.8%) (a)	1,017	12,056
		13,503
GLOBAL FIXED INCOME - 8.7%
JNL/Franklin Templeton Global Multisector Bond Fund (0.7%) (a)	1,155	14,179
JNL/Neuberger Berman Strategic Income Fund (2.1%) (a)	967	10,636
		24,815
INTERNATIONAL EQUITY - 12.2%
Curian/Lazard International Strategic Equity Fund (20.6%) (a)	1,471	17,843
JNL/Invesco International Growth Fund (1.2%) (a)	1,239	16,882
		34,725
INTERNATIONAL FIXED INCOME - 2.5%
JNL/Goldman Sachs Emerging Markets Debt Fund (1.0%) (a)	588	7,090
Total Investment Companies (cost $267,145)		283,905
Total Investments - 100.0% (cost $267,145)		283,905
Other Assets and Liabilities, Net - (0.0%)		(61)
Total Net Assets - 100.0%		$283,844

Curian Guidance - Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 30.0%
Curian Dynamic Risk Advantage - Diversified Fund (1.6%) (a)	541	$5,785
Curian Long Short Credit Fund (0.5%) (a)	194	2,025
Curian/AQR Risk Parity Fund (0.5%) (a)	128	1,445
Curian/BlackRock Global Long Short Credit Fund (0.5%) (a)	167	1,735
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.4%) (a)	180	1,735
Curian/FAMCO Flex Core Covered Call Fund (1.9%) (a)	317	3,760
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.8%) (a)	143	1,446
Curian/Nicholas Convertible Arbitrage Fund (0.3%) (a)	107	1,156

See accompanying Notes to Financial Statements.

	Shares	Value
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.9%) (a)	206	2,024
Curian/Van Eck International Gold Fund (1.1%) (a)	231	1,467
JNL/AQR Managed Futures Strategy Fund (0.6%) (a)	237	2,314
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	114	1,446
JNL/Brookfield Global Infrastructure and MLP Fund (0.2%) (a)	136	2,314
JNL/Invesco Global Real Estate Fund (0.1%) (a)	211	2,314
JNL/Red Rocks Listed Private Equity Fund (0.4%) (a)	291	3,760
		34,726
DOMESTIC EQUITY - 35.0%
JNL/DFA U.S. Core Equity Fund (1.2%) (a)	722	8,099
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (a)	93	1,620
JNL/Invesco Small Cap Growth Fund (0.2%) (a)	79	1,620
JNL/JPMorgan MidCap Growth Fund (0.2%) (a)	72	2,430
JNL/PPM America Mid Cap Value Fund (0.6%) (a)	153	2,430
JNL/S&P Competitive Advantage Fund (0.2%) (a)	243	4,049
JNL/S&P Dividend Income & Growth Fund (0.1%) (a)	262	4,049
JNL/S&P Intrinsic Value Fund (0.2%) (a)	245	4,049
JNL/S&P Total Yield Fund (0.3%) (a)	247	4,049
JNL/T. Rowe Price Established Growth Fund (0.2%) (a)	237	8,099
		40,494
DOMESTIC FIXED INCOME - 5.5%
Curian/DoubleLine Total Return Fund (0.3%) (a)	222	2,314
Curian/PIMCO Credit Income Fund (2.4%) (a)	161	1,735
JNL/PPM America Floating Rate Income Fund (0.1%) (a)	104	1,157
JNL/PPM America High Yield Bond Fund (0.0%) (a)	153	1,157
		6,363
EMERGING MARKETS EQUITY - 7.0%
Curian/Ashmore Emerging Market Small Cap Equity Fund (2.6%) (a)	80	868
JNL/Lazard Emerging Markets Fund (0.5%) (a)	610	7,231
		8,099
GLOBAL FIXED INCOME - 3.5%
JNL/Franklin Templeton Global Multisector Bond Fund (0.1%) (a)	188	2,314
JNL/Neuberger Berman Strategic Income Fund (0.3%) (a)	158	1,735
		4,049
INTERNATIONAL EQUITY - 18.0%
Curian/Lazard International Strategic Equity Fund (12.4%) (a)	882	10,702
JNL/Invesco International Growth Fund (0.7%) (a)	744	10,124
		20,826
INTERNATIONAL FIXED INCOME - 1.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.2%) (a)	96	1,157
Total Investment Companies (cost $108,920)		115,714
Total Investments - 100.0% (cost $108,920)		115,714
Other Assets and Liabilities, Net - (0.0%)		(23)
Total Net Assets - 100.0%		$115,691

Curian Guidance - Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 35.1%
Curian Dynamic Risk Advantage - Diversified Fund (11.4%) (a)	3,790	$40,547
Curian Long Short Credit Fund (2.3%) (a)	874	9,119
Curian/AQR Risk Parity Fund (2.8%) (a)	719	8,099
Curian/BlackRock Global Long Short Credit Fund (1.3%) (a)	488	5,068
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (2.0%) (a)	842	8,107
Curian/FAMCO Flex Core Covered Call Fund (5.5%) (a)	940	11,148
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (2.3%) (a)	400	4,047
Curian/Nicholas Convertible Arbitrage Fund (1.2%) (a)	469	5,064
Curian/UBS Global Long Short Fixed Income Opportunities Fund (3.3%) (a)	721	7,093
Curian/Van Eck International Gold Fund (2.5%) (a)	547	3,472
JNL/AQR Managed Futures Strategy Fund (2.5%) (a)	1,040	10,140
JNL/BlackRock Commodity Securities Strategy Fund (0.3%) (a)	320	4,056
JNL/Brookfield Global Infrastructure and MLP Fund (0.7%) (a)	475	8,118
JNL/Invesco Global Real Estate Fund (0.4%) (a)	738	8,108
JNL/Red Rocks Listed Private Equity Fund (1.0%) (a)	784	10,138
		142,324
DOMESTIC EQUITY - 29.0%
JNL/DFA U.S. Core Equity Fund (3.6%) (a)	2,099	23,529
JNL/Franklin Templeton Small Cap Value Fund (0.4%) (a)	272	4,711
JNL/Invesco Small Cap Growth Fund (0.6%) (a)	229	4,709
JNL/JPMorgan MidCap Growth Fund (0.5%) (a)	209	7,064
JNL/PPM America Mid Cap Value Fund (1.8%) (a)	444	7,060
JNL/S&P Competitive Advantage Fund (0.5%) (a)	705	11,758
JNL/S&P Dividend Income & Growth Fund (0.3%) (a)	760	11,756
JNL/S&P Intrinsic Value Fund (0.6%) (a)	712	11,758
JNL/S&P Total Yield Fund (0.8%) (a)	719	11,763
JNL/T. Rowe Price Established Growth Fund (0.5%) (a)	687	23,522
		117,630

See accompanying Notes to Financial Statements.

	Shares	Value
DOMESTIC FIXED INCOME - 8.2%
Curian/DoubleLine Total Return Fund (1.3%) (a)	1,168	12,164
Curian/PIMCO Credit Income Fund (12.6%) (a)	846	9,122
JNL/PPM America Floating Rate Income Fund (0.3%) (a)	549	6,081
JNL/PPM America High Yield Bond Fund (0.2%) (a)	801	6,081
		33,448
EMERGING MARKETS EQUITY - 5.9%
Curian/Ashmore Emerging Market Small Cap Equity Fund (7.6%) (a)	237	2,557
JNL/Lazard Emerging Markets Fund (1.4%) (a)	1,795	21,290
		23,847
GLOBAL FIXED INCOME - 5.2%
JNL/Franklin Templeton Global Multisector Bond Fund (0.6%) (a)	990	12,160
JNL/Neuberger Berman Strategic Income Fund (1.8%) (a)	829	9,121
		21,281
INTERNATIONAL EQUITY - 15.1%
Curian/Lazard International Strategic Equity Fund (36.4%) (a)	2,598	31,517
JNL/Invesco International Growth Fund (2.0%) (a)	2,190	29,824
		61,341
INTERNATIONAL FIXED INCOME - 1.5%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.9%) (a)	505	6,081
Total Investment Companies (cost $376,633)		405,952
Total Investments - 100.0% (cost $376,633)		405,952
Other Assets and Liabilities, Net - (0.0%)		(88)
Total Net Assets - 100.0%		$405,864

Curian Guidance - Maximum Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 20.1%
Curian Long Short Credit Fund (0.4%) (a)	135	$1,406
Curian/AQR Risk Parity Fund (0.3%) (a)	89	1,005
Curian/BlackRock Global Long Short Credit Fund (0.3%) (a)	116	1,205
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.3%) (a)	125	1,205
Curian/FAMCO Flex Core Covered Call Fund (1.3%) (a)	220	2,612
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.6%) (a)	99	1,003
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (a)	75	803
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.6%) (a)	143	1,406
Curian/Van Eck International Gold Fund (0.8%) (a)	182	1,156
JNL/AQR Managed Futures Strategy Fund (0.4%) (a)	165	1,608
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	80	1,006
JNL/Brookfield Global Infrastructure and MLP Fund (0.1%) (a)	94	1,612
JNL/Invesco Global Real Estate Fund (0.1%) (a)	146	1,609
JNL/Red Rocks Listed Private Equity Fund (0.3%) (a)	202	2,613
		20,249
DOMESTIC EQUITY - 46.9%
Curian Focused U.S. Equity Fund (20.1%) (a)	819	9,445
JNL/DFA U.S. Core Equity Fund (1.4%) (a)	843	9,453
JNL/Franklin Templeton Small Cap Value Fund (0.2%) (a)	109	1,893
JNL/Invesco Small Cap Growth Fund (0.2%) (a)	92	1,892
JNL/JPMorgan MidCap Growth Fund (0.2%) (a)	84	2,839
JNL/PPM America Mid Cap Value Fund (0.7%) (a)	179	2,837
JNL/S&P Competitive Advantage Fund (0.2%) (a)	283	4,722
JNL/S&P Dividend Income & Growth Fund (0.1%) (a)	306	4,721
JNL/S&P Intrinsic Value Fund (0.2%) (a)	286	4,725
JNL/S&P Total Yield Fund (0.3%) (a)	289	4,728
		47,255
EMERGING MARKETS EQUITY - 9.2%
Curian/Ashmore Emerging Market Small Cap Equity Fund (3.0%) (a)	93	999
JNL/Lazard Emerging Markets Fund (0.5%) (a)	695	8,245
		9,244
INTERNATIONAL EQUITY - 23.8%
Curian Focused International Equity Fund (9.6%) (a)	1,068	11,669
Curian/Lazard International Strategic Equity Fund (14.2%) (a)	1,012	12,281
		23,950
Total Investment Companies (cost $91,022)		100,698
Total Investments - 100.0% (cost $91,022)		100,698
Other Assets and Liabilities, Net - (0.0%)		(22)
Total Net Assets - 100.0%		$100,676

Curian Guidance - Tactical Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 35.0%
Curian Dynamic Risk Advantage - Diversified Fund (7.9%) (a)	2,619	$28,027
Curian Long Short Credit Fund (1.6%) (a)	601	6,277
Curian/AQR Risk Parity Fund (2.0%) (a)	499	5,613
Curian/BlackRock Global Long Short Credit Fund (0.9%) (a)	337	3,492
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.4%) (a)	579	5,577
Curian/FAMCO Flex Core Covered Call Fund (3.8%) (a)	649	7,697
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (1.6%) (a)	276	2,791
Curian/Nicholas Convertible Arbitrage Fund (0.8%) (a)	324	3,490

See accompanying Notes to Financial Statements.

	Shares	Value
Curian/UBS Global Long Short Income Opportunities Fund (2.2%) (a)	496	4,881
Curian/Van Eck International Gold Fund (1.8%) (a)	386	2,453
JNL/AQR Managed Futures Strategy Fund (1.7%) (a)	719	7,010
JNL/BlackRock Commodity Securities Strategy Fund (0.2%) (a)	224	2,832
JNL/Brookfield Global Infrastructure and MLP Fund (0.5%) (a)	332	5,678
JNL/Invesco Global Real Estate Fund (0.3%) (a)	511	5,618
JNL/Red Rocks Listed Private Equity Fund (0.7%) (a)	543	7,021
		98,457
DOMESTIC EQUITY - 35.6%
JNL/Mellon Capital S&P 400 MidCap Index Fund (2.0%) (a)	1,846	36,725
JNL/Mellon Capital S&P 500 Index Fund (1.3%) (a)	2,824	46,236
JNL/Mellon Capital Small Cap Index Fund (0.9%) (a)	982	17,056
		100,017
DOMESTIC FIXED INCOME - 12.0%
JNL/Mellon Capital Bond Index Fund (3.2%) (a)	2,786	33,596
EMERGING MARKETS EQUITY - 1.5%
JNL/Mellon Capital Emerging Markets Index Fund (0.5%) (a)	393	4,212
INTERNATIONAL EQUITY - 11.9%
JNL/Mellon Capital International Index Fund (1.4%) (a)	2,214	33,586
SHORT TERM INVESTMENTS - 4.0%
JNL/WMC Money Market Fund (0.8%) (a)	11,179	11,179
Total Investment Companies (cost $265,159)		281,047
Total Investments - 100.0% (cost $265,159)		281,047
Other Assets and Liabilities, Net - (0.0%)		(63)
Total Net Assets - 100.0%		$280,984

Curian Guidance - Tactical Maximum Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 20.1%
Curian Long Short Credit Fund (0.3%) (a)	120	$1,253
Curian/AQR Risk Parity Fund (0.3%) (a)	80	895
Curian/BlackRock Global Long Short Credit Fund (0.3%) (a)	104	1,074
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.3%) (a)	112	1,074
Curian/FAMCO Flex Core Covered Call Fund (1.1%) (a)	196	2,328
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.5%) (a)	88	894
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (a)	66	716
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.6%) (a)	127	1,253
Curian/Van Eck International Gold Fund (0.7%) (a)	158	1,005
JNL/AQR Managed Futures Strategy Fund (0.3%) (a)	147	1,433
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	71	896
JNL/Brookfield Global Infrastructure and MLP Fund (0.1%) (a)	84	1,435
JNL/Invesco Global Real Estate Fund (0.1%) (a)	130	1,433
JNL/Red Rocks Listed Private Equity Fund (0.2%) (a)	180	2,330
		18,019
DOMESTIC BALANCED - 25.0%
Curian/T. Rowe Price Capital Appreciation Fund (36.1%) (a)	1,998	22,393
DOMESTIC EQUITY - 20.5%
JNL/Franklin Templeton Small Cap Value Fund (0.2%) (a)	116	2,018
JNL/Invesco Small Cap Growth Fund (0.2%) (a)	98	2,018
JNL/T. Rowe Price Established Growth Fund (0.2%) (a)	210	7,169
JNL/T. Rowe Price Value Fund (0.2%) (a)	407	7,164
		18,369
EMERGING MARKETS EQUITY - 1.0%
JNL/Lazard Emerging Markets Fund (0.1%) (a)	76	896
GLOBAL BALANCED - 25.0%
JNL/Ivy Asset Strategy Fund (0.7%) (a)	1,490	22,402
INTERNATIONAL EQUITY - 6.7%
JNL/Invesco International Growth Fund (0.4%) (a)	444	6,051
SHORT TERM INVESTMENTS - 1.7%
JNL/WMC Money Market Fund (0.1%) (a)	1,567	1,567
Total Investment Companies (cost $82,615)		89,697
Total Investments - 100.0% (cost $82,615)		89,697
Other Assets and Liabilities, Net - (0.0%)		(20)
Total Net Assets - 100.0%		$89,677

Curian Guidance - Institutional Alt 65 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 65.0%
Curian Long Short Credit Fund (1.7%) (a)	647	$6,753
Curian/AQR Risk Parity Fund (2.4%) (a)	601	6,767
Curian/BlackRock Global Long Short Credit Fund (1.6%) (a)	570	5,914
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.6%) (a)	701	6,752
Curian/FAMCO Flex Core Covered Call Fund (4.6%) (a)	783	9,290
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (1.9%) (a)	334	3,373
Curian/Nicholas Convertible Arbitrage Fund (1.0%) (a)	391	4,221
Curian/PineBridge Merger Arbitrage Fund (1.8%) (a)	423	4,222
Curian/UBS Global Long Short Fixed Income Opportunities Fund (2.7%) (a)	600	5,907
Curian/Van Eck International Gold Fund (2.1%) (a)	451	2,863

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/AQR Managed Futures Strategy Fund (2.0%) (a)	868	8,467
JNL/BlackRock Commodity Securities Strategy Fund (0.2%) (a)	269	3,409
JNL/Brookfield Global Infrastructure and MLP Fund (0.5%) (a)	300	5,132
JNL/Invesco Global Real Estate Fund (0.3%) (a)	462	5,074
JNL/Red Rocks Listed Private Equity Fund (0.7%) (a)	524	6,771
		84,915
DOMESTIC EQUITY - 14.0%
Curian/DFA U.S. Micro Cap Fund (0.9%) (a)	90	1,314
JNL/Franklin Templeton Small Cap Value Fund (0.2%) (a)	113	1,961
JNL/Invesco Small Cap Growth Fund (0.2%) (a)	96	1,974
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	190	6,523
JNL/T. Rowe Price Value Fund (0.2%) (a)	370	6,509
		18,281
DOMESTIC FIXED INCOME - 5.5%
Curian/DoubleLine Total Return Fund (0.5%) (a)	437	4,555
JNL/PPM America Floating Rate Income Fund (0.1%) (a)	117	1,300
JNL/PPM America High Yield Bond Fund (0.0%) (a)	172	1,301
		7,156
EMERGING MARKETS EQUITY - 2.5%
Curian/Franklin Templeton Frontier Markets Fund (1.0%) (a)	101	1,303
JNL/Lazard Emerging Markets Fund (0.1%) (a)	165	1,956
		3,259
GLOBAL FIXED INCOME - 6.5%
JNL/Franklin Templeton Global Multisector Bond Fund (0.4%) (a)	688	8,445
INTERNATIONAL EQUITY - 6.5%
JNL/Franklin Templeton International Small Cap Growth Fund (0.3%) (a)	113	1,308
JNL/Invesco International Growth Fund (0.5%) (a)	527	7,173
		8,481
Total Investment Companies (cost $118,714)		130,537
Total Investments - 100.0% (cost $118,714)		130,537
Other Assets and Liabilities, Net - (0.0%)		(30)
Total Net Assets - 100.0%		$130,507

Curian Guidance - Institutional Alt 100 Conservative Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 100.0%
Curian Long Short Credit Fund (0.6%) (a)	221	$2,306
Curian/AQR Risk Parity Fund (0.8%) (a)	205	2,305
Curian/BlackRock Global Long Short Credit Fund (0.4%) (a)	139	1,442
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.6%) (a)	240	2,306
Curian/FAMCO Flex Core Covered Call Fund (1.3%) (a)	219	2,595
Curian/Neuberger Berman Currency Fund (1.3%) (a)	145	1,441
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.6%) (a)	114	1,152
Curian/Nicholas Convertible Arbitrage Fund (0.6%) (a)	214	2,305
Curian/PineBridge Merger Arbitrage Fund (0.6%) (a)	144	1,442
Curian/UBS Global Long Short Fixed Income Opportunities Fund (1.1%) (a)	234	2,306
JNL/AQR Managed Futures Strategy Fund (0.7%) (a)	296	2,884
JNL/Brookfield Global Infrastructure and MLP Fund (0.2%) (a)	102	1,738
JNL/Invesco Global Real Estate Fund (0.1%) (a)	157	1,731
JNL/Mellon Capital Global Alpha Fund (3.2%) (a)	153	1,442
JNL/Red Rocks Listed Private Equity Fund (0.1%) (a)	112	1,444
Total Investment Companies (cost $28,118)		28,839
Total Investments - 100.0% (cost $28,118)		28,839
Other Assets and Liabilities, Net - (0.0%)		(6)
Total Net Assets - 100.0%		$28,833

Curian Guidance - Institutional Alt 100 Moderate Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 100.0%
Curian Long Short Credit Fund (7.5%) (a)	2,855	$29,802
Curian/AQR Risk Parity Fund (9.3%) (a)	2,369	26,672
Curian/BlackRock Global Long Short Credit Fund (4.4%) (a)	1,596	16,570
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (6.5%) (a)	2,747	26,455
Curian/FAMCO Flex Core Covered Call Fund (18.0%) (a)	3,075	36,475
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (7.4%) (a)	1,318	13,322
Curian/Nicholas Convertible Arbitrage Fund (4.0%) (a)	1,535	16,558
Curian/UBS Global Long Short Fixed Income Opportunities Fund (10.6%) (a)	2,353	23,152
Curian/Van Eck International Gold Fund (8.4%) (a)	1,833	11,642
JNL/AQR Managed Futures Strategy Fund (8.0%) (a)	3,410	33,244
JNL/BlackRock Commodity Securities Strategy Fund (0.9%) (a)	1,067	13,505
JNL/Brookfield Global Infrastructure and MLP Fund (2.4%) (a)	1,580	27,001
JNL/Invesco Global Real Estate Fund (1.4%) (a)	2,423	26,632

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Red Rocks Listed Private Equity Fund (3.4%) (a)	2,570	33,237
Total Investment Companies (cost $314,314)		334,267
Total Investments - 100.0% (cost $314,314)		334,267
Other Assets and Liabilities, Net - (0.0%)		(78)
Total Net Assets - 100.0%		$334,189

Curian Guidance - Institutional Alt 100 Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 100.0%
Curian Long Short Credit Fund (1.3%) (a)	512	$5,349
Curian/AQR Risk Parity Fund (1.3%) (a)	340	3,823
Curian/BlackRock Global Long Short Credit Fund (1.2%) (a)	442	4,587
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.1%) (a)	476	4,585
Curian/FAMCO Flex Core Covered Call Fund (4.9%) (a)	838	9,940
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (2.1%) (a)	377	3,812
Curian/Nicholas Convertible Arbitrage Fund (0.7%) (a)	283	3,056
Curian/UBS Global Long Short Fixed Income Opportunities Fund (2.5%) (a)	544	5,348
Curian/Van Eck International Gold Fund (3.1%) (a)	677	4,301
JNL/AQR Managed Futures Strategy Fund (1.5%) (a)	628	6,125
JNL/BlackRock Commodity Securities Strategy Fund (0.2%) (a)	302	3,826
JNL/Brookfield Global Infrastructure and MLP Fund (0.5%) (a)	359	6,139
JNL/Invesco Global Real Estate Fund (0.3%) (a)	557	6,122
JNL/Red Rocks Listed Private Equity Fund (1.0%) (a)	770	9,950
Total Investment Companies (cost $72,936)		76,963
Total Investments - 100.0% (cost $72,936)		76,963
Other Assets and Liabilities, Net - (0.0%)		(16)
Total Net Assets - 100.0%		$76,947

Curian Guidance - International Opportunities Conservative Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 15.0%
Curian/CenterSquare International REIT Fund (1.9%) (a)	36	$346
Curian/Neuberger Berman Currency Fund (0.2%) (a)	17	173
		519
EMERGING MARKETS EQUITY - 4.0%
JNL/Lazard Emerging Markets Fund (0.0%) (a)	12	138
INTERNATIONAL EQUITY - 21.0%
Curian/Lazard International Strategic Equity Fund (0.3%) (a)	23	277
JNL/Invesco International Growth Fund (0.0%) (a)	33	449
		726
INTERNATIONAL FIXED INCOME - 60.0%
Curian/Baring International Fixed Income Fund (6.7%) (a)	153	1,556
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (a)	43	519
		2,075
Total Investment Companies (cost $3,312)		3,458
Total Investments - 100.0% (cost $3,312)		3,458
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$3,457

Curian Guidance - International Opportunities Moderate Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 8.0%
Curian/CenterSquare International REIT Fund (2.3%) (a)	43	$421
Curian/Neuberger Berman Currency Fund (0.2%) (a)	26	253
		674
EMERGING MARKETS EQUITY - 19.0%
Curian/Ashmore Emerging Market Small Cap Equity Fund (1.5%) (a)	47	506
Curian/Franklin Templeton Frontier Markets Fund (0.3%) (a)	32	423
JNL/Lazard Emerging Markets Fund (0.0%) (a)	57	674
		1,603
INTERNATIONAL EQUITY - 33.0%
Curian/Lazard International Strategic Equity Fund (1.4%) (a)	97	1,180
JNL/Eastspring Investments Asia ex-Japan Fund (0.3%) (a)	52	422
JNL/Invesco International Growth Fund (0.1%) (a)	87	1,180
		2,782
INTERNATIONAL FIXED INCOME - 40.0%
Curian/Baring International Fixed Income Fund (9.0%) (a)	208	2,107
JNL/Goldman Sachs Emerging Markets Debt Fund (0.2%) (a)	105	1,264
		3,371
Total Investment Companies (cost $8,042)		8,430
Total Investments - 100.0% (cost $8,042)		8,430
Other Assets and Liabilities, Net - (0.0%)		(2)
Total Net Assets - 100.0%		$8,428

See accompanying Notes to Financial Statements.

Curian Guidance - International Opportunities Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 8.0%
Curian/CenterSquare International REIT Fund (2.0%) (a)	38	$366
Curian/Neuberger Berman Currency Fund (0.2%) (a)	22	219
		585
EMERGING MARKETS EQUITY - 27.0%
Curian/Ashmore Emerging Market Small Cap Equity Fund (2.2%) (a)	68	731
Curian/Franklin Templeton Frontier Markets Fund (0.3%) (a)	34	439
JNL/Lazard Emerging Markets Fund (0.1%) (a)	68	804
		1,974
INTERNATIONAL EQUITY - 45.0%
Curian/Lazard International Strategic Equity Fund (1.6%) (a)	114	1,389
JNL/Eastspring Investments Asia ex-Japan Fund (0.4%) (a)	63	511
JNL/Invesco International Growth Fund (0.1%) (a)	102	1,389
		3,289
INTERNATIONAL FIXED INCOME - 20.0%
Curian/Baring International Fixed Income Fund (4.4%) (a)	101	1,023
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (a)	36	439
		1,462
Total Investment Companies (cost $6,862)		7,310
Total Investments - 100.0% (cost $6,862)		7,310
Other Assets and Liabilities, Net - (0.0%)		(2)
Total Net Assets - 100.0%		$7,308

Curian Guidance - Equity 100 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 74.0%
JNL/Franklin Templeton Small Cap Value Fund (0.4%) (a)	261	$4,527
JNL/Invesco Small Cap Growth Fund (0.5%) (a)	221	4,529
JNL/Mellon Capital S&P 400 MidCap Index Fund (0.2%) (a)	190	3,777
JNL/Mellon Capital S&P 500 Index Fund (0.5%) (a)	1,152	18,853
JNL/T. Rowe Price Established Growth Fund (0.3%) (a)	352	12,067
JNL/T. Rowe Price Value Fund (0.4%) (a)	685	12,068
		55,821
EMERGING MARKETS EQUITY - 3.0%
JNL/Lazard Emerging Markets Fund (0.1%) (a)	190	2,263
INTERNATIONAL EQUITY - 23.0%
JNL/Invesco International Growth Fund (0.6%) (a)	609	8,297
JNL/Mellon Capital International Index (0.4%) (a)	597	9,051
		17,348
Total Investment Companies (cost $69,858)		75,432
Total Investments - 100.0% (cost $69,858)		75,432
Other Assets and Liabilities, Net - (0.0%)		(16)
Total Net Assets - 100.0%		$75,416

Curian Guidance - Fixed Income 100 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC FIXED INCOME - 95.5%
Curian/DoubleLine Total Return Fund (0.3%) (a)	286	$2,981
Curian/PIMCO Credit Income Fund (20.4%) (a)	1,364	14,708
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.2%) (a)	205	2,783
JNL/Mellon Capital Bond Index Fund (0.7%) (a)	593	7,155
JNL/PIMCO Real Return Fund (0.0%) (a)	37	398
JNL/PPM America Floating Rate Income Fund (0.1%) (a)	108	1,193
JNL/PPM America High Yield Bond Fund (0.2%) (a)	629	4,770
JNL/T. Rowe Price Short-Term Bond Fund (0.2%) (a)	397	3,975
		37,963
GLOBAL FIXED INCOME - 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund (0.0%) (a)	65	795
INTERNATIONAL FIXED INCOME - 2.5%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (a)	82	994
Total Investment Companies (cost $39,076)		39,752
Total Investments - 100.0% (cost $39,076)		39,752
Other Assets and Liabilities, Net - (0.0%)		(9)
Total Net Assets - 100.0%		$39,743

Curian Guidance - Real Assets Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 90.1%
Curian/CenterSquare International REIT Fund (5.5%) (a)	102	$988
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	103	988
Curian/Neuberger Berman Currency Fund (0.4%) (a)	50	494
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.8%) (a)	146	1,477
Curian/Van Eck International Gold Fund (0.6%) (a)	133	847
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	117	1,483
JNL/Brookfield Global Infrastructure and MLP Fund (0.2%) (a)	98	1,684

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Invesco Global Real Estate Fund (0.1%) (a)	90	988
		8,949
DOMESTIC FIXED INCOME - 9.9%
JNL/PIMCO Real Return Fund (0.0%) (a)	91	988
Total Investment Companies (cost $9,260)		9,937
Total Investments - 100.0% (cost $9,260)		9,937
Other Assets and Liabilities, Net - (0.0%)		(2)
Total Net Assets - 100.0%		$9,935

Curian/American® Funds Global Growth Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	709	$19,718
Total Investment Companies (cost $20,617)		19,718
Total Investments - 100.0% (cost $20,617)		19,718
Other Assets and Liabilities, Net - (0.0%)		(5)
Total Net Assets - 100.0%		$19,713

Curian/American® Funds Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth Fund - Class 1	952	$74,814
Total Investment Companies (cost $68,374)		74,814
Total Investments - 100.0% (cost $68,374)		74,814
Other Assets and Liabilities, Net - (0.0%)		(33)
Total Net Assets - 100.0%		$74,781

(a)

At June 30, 2014, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Abbreviations:

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Graphical Presentation of Portfolio Composition

Curian Guidance - Interest Rate Opportunities Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	67.0%
Domestic Fixed Income	25.0
International Fixed Income	8.0
Total Investments	100.0%

Curian Guidance - Multi-Strategy Income Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	46.0%
Global Fixed Income	24.5
Alternative	20.1
International Fixed Income	9.4
Total Investments	100.0%

Curian Guidance - Equity Income Fund

Portfolio Composition:	Percentage of Total Investments
Global Equity	40.0%
Alternative	35.0
Domestic Equity	25.0
Total Investments	100.0%

Curian Guidance - Conservative Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	40.0%
Alternative	35.0
Global Fixed Income	25.0
Total Investments	100.0%

Curian Guidance - Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	35.1%
Domestic Equity	23.0
Domestic Fixed Income	13.7
International Equity	12.2
Global Fixed Income	8.7
Emerging Markets Equity	4.8
International Fixed Income	2.5
Total Investments	100.0%

Curian Guidance - Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	35.0%
Alternative	30.0
International Equity	18.0
Emerging Markets Equity	7.0
Domestic Fixed Income	5.5
Global Fixed Income	3.5
International Fixed Income	1.0
Total Investments	100.0%

Curian Guidance - Moderate Growth Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	35.1%
Domestic Equity	29.0
International Equity	15.1
Domestic Fixed Income	8.2
Emerging Markets Equity	5.9
Global Fixed Income	5.2
International Fixed Income	1.5
Total Investments	100.0%

Curian Guidance - Maximum Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	46.9%
International Equity	23.8
Alternative	20.1
Emerging Markets Equity	9.2
Total Investments	100.0%

Curian Guidance - Tactical Moderate Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	35.6%
Alternative	35.0
Domestic Fixed Income	12.0
International Equity	11.9
Emerging Markets Equity	1.5
Short Term Investments	4.0
Total Investments	100.0%

Curian Guidance - Tactical Maximum Growth Fund

Portfolio Composition:	Percentage of Total Investments
Global Balanced	25.0%
Domestic Balanced	25.0
Domestic Equity	20.5
Alternative	20.1
International Equity	6.7
Emerging Markets Equity	1.0
Short Term Investments	1.7
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Curian Guidance - Institutional Alt 65 Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	65.0%
Domestic Equity	14.0
International Equity	6.5
Global Fixed Income	6.5
Domestic Fixed Income	5.5
Emerging Markets Equity	2.5
Total Investments	100.0%

Curian Guidance - Institutional Alt 100 Conservative Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	100.0%
Total Investments	100.0%

Curian Guidance - Institutional Alt 100 Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	100.0%
Total Investments	100.0%

Curian Guidance - Institutional Alt 100 Growth Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	100.0%
Total Investments	100.0%

Curian Guidance - International Opportunities Conservative Fund

Portfolio Composition:	Percentage of Total Investments
International Fixed Income	60.0%
International Equity	21.0
Alternative	15.0
Emerging Markets Equity	4.0
Total Investments	100.0%

Curian Guidance - International Opportunities Moderate Fund

Portfolio Composition:	Percentage of Total Investments
International Fixed Income	40.0%
International Equity	33.0
Emerging Markets Equity	19.0
Alternative	8.0
Total Investments	100.0%

Curian Guidance - International Opportunities Growth Fund

Portfolio Composition:	Percentage of Total Investments
International Equity	45.0%
Emerging Markets Equity	27.0
International Fixed Income	20.0
Alternative	8.0
Total Investments	100.0%

Curian Guidance - Equity 100 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	74.0%
International Equity	23.0
Emerging Markets Equity	3.0
Total Investments	100.0%

Curian Guidance - Fixed Income 100 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	95.5%
International Fixed Income	2.5
Global Fixed Income	2.0
Total Investments	100.0%

Curian Guidance - Real Assets Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	90.1%
Domestic Fixed Income	9.9
Total Investments	100.0%

Curian/American Funds Global Growth Fund

Portfolio Composition:	Percentage of Total Investments
Global Equity	100.0%
Total Investments	100.0%

Curian/American Funds Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2014

	Curian Guidance - Interest Rate Opportunities Fund	Curian Guidance - Multi-Strategy Income Fund	Curian Guidance - Equity Income Fund	Curian Guidance - Conservative Fund	Curian Guidance - Moderate Fund	Curian Guidance - Growth Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	46,697	31,695	58,078	76,844	283,905	115,714
Total investments, at value (c)	46,697	31,695	58,078	76,844	283,905	115,714
Receivable for fund shares sold	241	104	150	675	2,199	903
Receivable from adviser	—	—	—	—	—	—
Other assets	—	—	—	—	1	—
Total assets	46,938	31,799	58,228	77,519	286,105	116,617
Liabilities
Payable for advisory fees	6	4	7	9	33	13
Payable for administrative fees	4	3	5	5	22	9
Payable for 12b-1 fee	—	—	—	—	—	—
Payable for investment securities purchased	234	10	141	654	1,778	885
Payable for fund shares redeemed	7	94	9	21	422	17
Payable for trustee fees	—	—	1	2	4	1
Payable for chief compliance officer fees	—	—	—	—	—	—
Payable for other expenses	—	—	—	1	2	1
Total liabilities	251	111	163	692	2,261	926
Net assets	$46,687	$31,688	$58,065	$76,827	$283,844	$115,691
Net assets consist of:
Paid-in capital	$44,743	$30,413	$48,896	$73,237	$258,933	$107,732
Undistributed net investment income	684	473	2,245	580	1,827	411
Accumulated net realized gain (loss)	(15)	(27)	1,204	326	6,324	754
Net unrealized appreciation (depreciation) on investments	1,275	829	5,720	2,684	16,760	6,794
	$46,687	$31,688	$58,065	$76,827	$283,844	$115,691
Shares outstanding (no par value), unlimited shares authorized	4,565	3,130	4,413	6,893	22,923	10,003
Net asset value per share	$10.23	$10.12	$13.16	$11.15	$12.38	$11.57

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	45,422	30,866	52,358	74,160	267,145	108,920
(c) Total investments, at cost	$45,422	$30,866	$52,358	$74,160	$267,145	$108,920

See accompanying Notes to Financial Statements.

	Curian Guidance - Moderate Growth Fund	Curian Guidance - Maximum Growth Fund	Curian Guidance - Tactical Moderate Growth Fund	Curian Guidance - Tactical Maximum Growth Fund	Curian Guidance - Institutional Alt 65 Fund	Curian Guidance - Institutional Alt 100 Conservative Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	405,952	100,698	281,047	89,697	130,537	28,839
Total investments, at value (c)	405,952	100,698	281,047	89,697	130,537	28,839
Receivable for fund shares sold	1,418	480	179	272	231	89
Receivable from adviser	—	—	—	—	—	—
Other assets	1	—	1	1	1	—
Total assets	407,371	101,178	281,227	89,970	130,769	28,928
Liabilities
Payable for advisory fees	48	12	34	11	16	3
Payable for administrative fees	32	8	22	8	11	3
Payable for 12b-1 fee	—	—	—	—	—	—
Payable for investment securities purchased	1,351	464	103	260	218	73
Payable for fund shares redeemed	67	16	76	12	13	16
Payable for trustee fees	5	1	5	1	3	—
Payable for chief compliance officer fees	1	—	1	—	—	—
Payable for other expenses	3	1	2	1	1	—
Total liabilities	1,507	502	243	293	262	95
Net assets	$405,864	$100,676	$280,984	$89,677	$130,507	$28,833
Net assets consist of:
Paid-in capital	$366,522	$86,619	$249,600	$78,098	$116,332	$28,049
Undistributed net investment income	2,360	524	2,033	367	865	124
Accumulated net realized gain (loss)	7,663	3,857	13,463	4,130	1,487	(61)
Net unrealized appreciation (depreciation) on investments	29,319	9,676	15,888	7,082	11,823	721
	$405,864	$100,676	$280,984	$89,677	$130,507	$28,833
Shares outstanding (no par value), unlimited shares authorized	32,810	7,737	23,178	7,270	10,997	2,823
Net asset value per share	$12.37	$13.01	$12.12	$12.33	$11.87	$10.21

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	376,633	91,022	265,159	82,615	118,714	28,118
(c) Total investments, at cost	$376,633	$91,022	$265,159	$82,615	$118,714	$28,118

See accompanying Notes to Financial Statements.

	Curian Guidance - Institutional Alt 100 Moderate Fund	Curian Guidance - Institutional Alt 100 Growth Fund	Curian Guidance - International Opportunities Conservative Fund	Curian Guidance - International Opportunities Moderate Fund	Curian Guidance - International Opportunities Growth Fund	Curian Guidance - Equity 100 Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	334,267	76,963	3,458	8,430	7,310	75,432
Total investments, at value (c)	334,267	76,963	3,458	8,430	7,310	75,432
Receivable for fund shares sold	956	542	60	11	81	173
Receivable from adviser	—	—	—	—	—	—
Other assets	1	—	—	—	—	—
Total assets	335,224	77,505	3,518	8,441	7,391	75,605
Liabilities
Payable for advisory fees	40	9	—	1	1	9
Payable for administrative fees	27	6	—	1	1	5
Payable for 12b-1 fee	—	—	—	—	—	—
Payable for investment securities purchased	779	534	60	10	76	141
Payable for fund shares redeemed	177	8	1	1	5	32
Payable for trustee fees	8	—	—	—	—	1
Payable for chief compliance officer fees	1	—	—	—	—	—
Payable for other expenses	3	1	—	—	—	1
Total liabilities	1,035	558	61	13	83	189
Net assets	$334,189	$76,947	$3,457	$8,428	$7,308	$75,416
Net assets consist of:
Paid-in capital	$306,797	$71,880	$3,267	$7,883	$6,769	$65,362
Undistributed net investment income	3,021	562	34	83	42	350
Accumulated net realized gain (loss)	4,418	478	10	74	49	4,130
Net unrealized appreciation (depreciation) on investments	19,953	4,027	146	388	448	5,574
	$334,189	$76,947	$3,457	$8,428	$7,308	$75,416
Shares outstanding (no par value), unlimited shares authorized	29,840	7,062	334	800	682	5,475
Net asset value per share	$11.20	$10.90	$10.35	$10.53	$10.71	$13.77

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	314,314	72,936	3,312	8,042	6,862	69,858
(c) Total investments, at cost	$314,314	$72,936	$3,312	$8,042	$6,862	$69,858

See accompanying Notes to Financial Statements.

	Curian Guidance - Fixed Income 100 Fund	Curian Guidance - Real Assets Fund	Curian/ American Funds Global Growth Fund(d)	Curian/ American Funds Growth Fund(d)
Assets
Investments - unaffiliated, at value (a)	$—	$—	$19,718	$74,814
Investments - affiliated, at value (b)	39,752	9,937	—	—
Total investments, at value (c)	39,752	9,937	19,718	74,814
Receivable for fund shares sold	266	63	450	723
Receivable from adviser	—	—	10	29
Other assets	—	—	—	—
Total assets	40,018	10,000	20,178	75,566
Liabilities
Payable for advisory fees	5	1	12	50
Payable for administrative fees	3	1	2	5
Payable for 12b-1 fee	—	—	1	5
Payable for investment securities purchased	259	55	448	709
Payable for fund shares redeemed	7	8	2	14
Payable for trustee fees	1	—	—	1
Payable for chief compliance officer fees	—	—	—	—
Payable for other expenses	—	—	—	1
Total liabilities	275	65	465	785
Net assets	$39,743	$9,935	$19,713	$74,781
Net assets consist of:
Paid-in capital	$39,165	$9,071	$18,826	$64,089
Undistributed net investment income	522	97	83	336
Accumulated net realized gain (loss)	(620)	90	1,703	3,916
Net unrealized appreciation (depreciation) on investments	676	677	(899)	6,440
	$39,743	$9,935	$19,713	$74,781
Shares outstanding (no par value), unlimited shares authorized	3,902	903	1,749	5,144
Net asset value per share	$10.18	$11.00	$11.27	$14.54

(a) Investments - unaffiliated, at cost	$—	$—	$20,617	$68,374
(b) Investments - affiliated, at cost	39,076	9,260	—	—
(c) Total investments, at cost	$39,076	$9,260	$20,617	$68,374

(d)         The Master Funds for the Curian American Master Feeder Funds are the Class 1 shares of the corresponding American Funds Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2014

	Curian Guidance - Interest Rate Opportunities Fund	Curian Guidance - Multi-Strategy Income Fund	Curian Guidance - Equity Income Fund	Curian Guidance - Conservative Fund	Curian Guidance - Moderate Fund	Curian Guidance - Growth Fund
Investment income
Dividends from affiliated investments	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	—	—
Total investment income	—	—	—	—	—	—

Expenses
Advisory fees	29	19	38	49	166	55
Administrative fees	19	13	26	33	111	37
12b-1 fees	—	—	—	—	—	—
Legal fees	1	1	1	1	5	1
Trustee fees	1	1	3	3	11	4
Other expenses	1	1	1	2	5	1
Total expenses	51	35	69	88	298	98
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	51	35	69	88	298	98
Net investment income (loss)	(51)	(35)	(69)	(88)	(298)	(98)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—
Affiliated investments	(22)	(4)	247	137	86	381
Distributions from unaffiliated investment companies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	1,606	1,091	3,843	3,056	12,856	5,008
Net realized and unrealized gain	1,584	1,087	4,090	3,193	12,942	5,389
Net increase in net assets from operations	$1,533	$1,052	$4,021	$3,105	$12,644	$5,291

See accompanying Notes to Financial Statements.

	Curian Guidance - Moderate Growth Fund	Curian Guidance - Maximum Growth Fund	Curian Guidance - Tactical Moderate Growth Fund	Curian Guidance - Tactical Maximum Growth Fund	Curian Guidance - Institutional Alt 65 Fund	Curian Guidance - Institutional Alt 100 Conservative Fund
Investment income
Dividends from affiliated investments	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	—	—
Total investment income	—	—	—	—	—	—

Expenses
Advisory fees	242	62	189	59	89	17
Administrative fees	162	41	126	39	60	11
12b-1 fees	—	—	—	—	—	—
Legal fees	7	2	6	2	3	1
Trustee fees	15	4	12	4	6	1
Other expenses	8	2	7	2	3	1
Total expenses	434	111	340	106	161	31
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	434	111	340	106	161	31
Net investment income (loss)	(434)	(111)	(340)	(106)	(161)	(31)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—
Affiliated investments	(256)	481	2,099	868	277	(17)
Distributions from unaffiliated investment companies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	19,683	4,919	10,483	2,772	5,925	616
Net realized and unrealized gain	19,427	5,400	12,582	3,640	6,202	599
Net increase in net assets from operations	$18,993	$5,289	$12,242	$3,534	$6,041	$568

See accompanying Notes to Financial Statements.

	Curian Guidance - Institutional Alt 100 Moderate Fund	Curian Guidance - Institutional Alt 100 Growth Fund	Curian Guidance - International Opportunities Conservative Fund	Curian Guidance - International Opportunities Moderate Fund	Curian Guidance - International Opportunities Growth Fund	Curian Guidance - Equity 100 Fund
Investment income
Dividends from affiliated investments	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	—	—
Total investment income	—	—	—	—	—	—

Expenses
Advisory fees	228	41	2	5	4	46
Administrative fees	153	28	1	4	3	31
12b-1 fees	—	—	—	—	—	—
Legal fees	7	1	—	—	—	1
Trustee fees	15	3	—	—	1	3
Other expenses	9	1	—	—	—	1
Total expenses	412	74	3	9	8	82
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	412	74	3	9	8	82
Net investment income (loss)	(412)	(74)	(3)	(9)	(8)	(82)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—
Affiliated investments	2,142	569	4	70	46	1,090
Distributions from unaffiliated investment companies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	15,425	3,612	153	358	304	2,632
Net realized and unrealized gain	17,567	4,181	157	428	350	3,722
Net increase in net assets from operations	$17,155	$4,107	$154	$419	$342	$3,640

See accompanying Notes to Financial Statements.

	Curian Guidance - Fixed Income 100 Fund	Curian Guidance - Real Assets Fund	Curian/ American Funds Global Growth Fund(a)	Curian/ American Funds Growth Fund(a)
Investment income
Dividends from affiliated investments	$—	$—	$—	$—
Dividends received from master fund	—	—	69	338
Total investment income	—	—	69	338

Expenses
Advisory fees	23	5	46	251
Administrative fees	16	4	6	30
12b-1 fees	—	—	14	74
Legal fees	1	—	1	1
Trustee fees	1	—	1	3
Other expenses	1	—	—	2
Total expenses	42	9	68	361
Expense waived by Adviser	—	—	(38)	(148)
Net expenses	42	9	30	213
Net investment income (loss)	(42)	(9)	39	125

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	9	375
Affiliated investments	(115)	88	—	—
Distributions from unaffiliated investment companies	—	—	1,693	3,395
Net change in unrealized appreciation (depreciation) on investments	1,392	711	(1,099)	(323)
Net realized and unrealized gain	1,277	799	603	3,447
Net increase in net assets from operations	$1,235	$790	$642	$3,572

(a)         The Master Funds for the Curian American Master Feeder Funds are the Class 1 shares of the corresponding American Funds Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2014

	Curian Guidance - Interest Rate Opportunities Fund	Curian Guidance - Multi-Strategy Income Fund	Curian Guidance - Equity Income Fund	Curian Guidance - Conservative Fund	Curian Guidance - Moderate Fund	Curian Guidance - Growth Fund
Net investment income (loss)	$(51)	$(35)	$(69)	$(88)	$(298)	$(98)
Net realized gain (loss)	(22)	(4)	247	137	86	381
Net change in unrealized appreciation (depreciation)	1,606	1,091	3,843	3,056	12,856	5,008
Net increase in net assets from operations	1,533	1,052	4,021	3,105	12,644	5,291
Share transactions(1)
Proceeds from sale of shares	18,262	12,890	12,402	27,859	110,149	68,969
Cost of shares redeemed	(4,455)	(3,596)	(5,135)	(12,373)	(20,491)	(5,537)
Change in net assets from share transactions	13,807	9,294	7,267	15,486	89,658	63,432
Change in net assets	15,340	10,346	11,288	18,591	102,302	68,723
Net assets beginning of period	31,347	21,342	46,777	58,236	181,542	46,968
Net assets end of period	$46,687	$31,688	$58,065	$76,827	$283,844	$115,691
Undistributed net investment income	$684	$473	$2,245	$580	$1,827	$411

(1) Share transactions
Shares sold	1,828	1,302	988	2,558	9,207	6,208
Shares redeemed	(447)	(364)	(409)	(1,139)	(1,714)	(499)
Change in shares	1,381	938	579	1,419	7,493	5,709
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$15,348	$10,640	$16,140	$23,606	$124,807	$72,182
Proceeds from sales of securities	1,592	1,381	8,945	8,213	35,449	8,840

See accompanying Notes to Financial Statements.

	Curian Guidance - Moderate Growth Fund	Curian Guidance - Maximum Growth Fund	Curian Guidance - Tactical Moderate Growth Fund	Curian Guidance - Tactical Maximum Growth Fund	Curian Guidance - Institutional Alt 65 Fund	Curian Guidance - Institutional Alt 100 Conservative Fund
Net investment income (loss)	$(434)	$(111)	$(340)	$(106)	$(161)	$(31)
Net realized gain (loss)	(256)	481	2,099	868	277	(17)
Net change in unrealized appreciation (depreciation)	19,683	4,919	10,483	2,772	5,925	616
Net increase in net assets from operations	18,993	5,289	12,242	3,534	6,041	568
Share transactions(1)
Proceeds from sale of shares	140,905	31,367	55,191	22,008	20,760	12,925
Cost of shares redeemed	(20,162)	(5,824)	(22,966)	(7,005)	(8,822)	(3,064)
Change in net assets from share transactions	120,743	25,543	32,225	15,003	11,938	9,861
Change in net assets	139,736	30,832	44,467	18,537	17,979	10,429
Net assets beginning of period	266,128	69,844	236,517	71,140	112,528	18,404
Net assets end of period	$405,864	$100,676	$280,984	$89,677	$130,507	$28,833
Undistributed net investment income	$2,360	$524	$2,033	$367	$865	$124

(1) Share transactions
Shares sold	11,838	2,530	4,725	1,844	1,810	1,289
Shares redeemed	(1,700)	(471)	(1,970)	(587)	(769)	(306)
Change in shares	10,138	2,059	2,755	1,257	1,041	983
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$171,860	$32,306	$109,989	$32,128	$25,597	$16,652
Proceeds from sales of securities	51,556	6,876	78,123	17,237	13,831	6,822

See accompanying Notes to Financial Statements.

	Curian Guidance - Institutional Alt 100 Moderate Fund	Curian Guidance - Institutional Alt 100 Growth Fund	Curian Guidance - International Opportunities Conservative Fund	Curian Guidance - International Opportunities Moderate Fund	Curian Guidance - International Opportunities Growth Fund	Curian Guidance - Equity 100 Fund
Net investment income (loss)	$(412)	$(74)	$(3)	$(9)	$(8)	$(82)
Net realized gain (loss)	2,142	569	4	70	46	1,090
Net change in unrealized appreciation (depreciation)	15,425	3,612	153	358	304	2,632
Net increase in net assets from operations	17,155	4,107	154	419	342	3,640
Share transactions(1)
Proceeds from sale of shares	53,812	36,444	1,575	5,247	3,543	26,132
Cost of shares redeemed	(27,283)	(2,123)	(207)	(2,495)	(1,282)	(5,863)
Change in net assets from share transactions	26,529	34,321	1,368	2,752	2,261	20,269
Change in net assets	43,684	38,428	1,522	3,171	2,603	23,909
Net assets beginning of period	290,505	38,519	1,935	5,257	4,705	51,507
Net assets end of period	$334,189	$76,947	$3,457	$8,428	$7,308	$75,416
Undistributed net investment income	$3,021	$562	$34	$83	$42	$350

(1) Share transactions
Shares sold	4,974	3,482	158	521	347	1,987
Shares redeemed	(2,531)	(203)	(21)	(246)	(127)	(442)
Change in shares	2,443	3,279	137	275	220	1,545
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$103,987	$45,641	$1,651	$4,861	$4,143	$48,851
Proceeds from sales of securities	77,898	11,391	287	2,117	1,890	28,666

See accompanying Notes to Financial Statements.

	Curian Guidance - Fixed Income 100 Fund	Curian Guidance - Real Assets Fund	Curian/ American Funds Global Growth Fund(a)	Curian/ American Funds Growth Fund(a)
Net investment income (loss)	$(42)	$(9)	$39	$125
Net realized gain (loss)	(115)	88	1,702	3,770
Net change in unrealized appreciation (depreciation)	1,392	711	(1,099)	(323)
Net increase in net assets from operations	1,235	790	642	3,572
Share transactions(1)
Proceeds from sale of shares	18,615	5,367	14,855	30,385
Cost of shares redeemed	(3,417)	(1,507)	(1,139)	(7,772)
Change in net assets from share transactions	15,198	3,860	13,716	22,613
Change in net assets	16,433	4,650	14,358	26,185
Net assets beginning of period	23,310	5,285	5,355	48,596
Net assets end of period	$39,743	$9,935	$19,713	$74,781
Undistributed net investment income	$522	$97	$83	$336

(1) Share transactions
Shares sold	1,864	519	1,368	2,186
Shares redeemed	(343)	(150)	(106)	(561)
Change in shares	1,521	369	1,262	1,625
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$26,118	$6,159	$15,590	$27,485
Proceeds from sales of securities	10,962	2,308	139	1,345

(a)         The Master Funds for the Curian American Master Feeder Funds are the Class 1 shares of the corresponding American Funds Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	Curian Guidance - Interest Rate Opportunities Fund (a)	Curian Guidance - Multi-Strategy Income Fund (a)	Curian Guidance - Equity Income Fund	Curian Guidance - Conservative Fund	Curian Guidance - Moderate Fund	Curian Guidance - Growth Fund (a)
Operations
Net investment income	$346	$377	$609	$614	$1,603	$351
Net realized gain (loss)	396	108	2,668	246	6,792	531
Net change in unrealized appreciation (depreciation)	(331)	(262)	1,623	(711)	3,274	1,786
Net increase (decrease) in net assets from operations	411	223	4,900	149	11,669	2,668
Distributions to shareholders
From net investment income	—	—	(164)	(333)	(520)	—
From net realized gain	—	—	(23)	(32)	(33)	—
Total distributions to shareholders	—	—	(187)	(365)	(553)	—
Share transactions(1)
Proceeds from sale of shares	34,497	24,739	31,597	54,463	142,014	49,468
Reinvestment of distributions	—	—	187	365	553	—
Cost of shares redeemed	(3,561)	(3,620)	(7,576)	(21,759)	(22,251)	(5,168)
Change in net assets from share transactions	30,936	21,119	24,208	33,069	120,316	44,300
Change in net assets	31,347	21,342	28,921	32,853	131,432	46,968
Net assets beginning of year	—	—	17,856	25,383	50,110	—
Net assets end of year	$31,347	$21,342	$46,777	$58,236	$181,542	$46,968
Undistributed net investment income	$735	$508	$2,314	$668	$2,125	$509

(1) Share transactions
Shares sold	3,550	2,568	2,776	5,097	12,595	4,780
Reinvestment of distributions	—	—	16	35	48	—
Shares redeemed	(366)	(376)	(660)	(2,048)	(1,971)	(486)
Change in shares	3,184	2,192	2,132	3,084	10,672	4,294
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$35,402	$25,525	$34,043	$72,806	$207,635	$48,273
Proceeds from sales of securities	3,675	3,845	7,028	39,337	84,794	3,097

(a)  Period from April 29, 2013 (commencement of operations).

	Curian Guidance - Moderate Growth Fund	Curian Guidance - Maximum Growth Fund	Curian Guidance - Tactical Moderate Growth Fund	Curian Guidance - Tactical Maximum Growth Fund	Curian Guidance - Institutional Alt 65 Fund	Curian Guidance - Institutional Alt 100 Conservative Fund (a)
Operations
Net investment income	$1,963	$318	$2,169	$405	$889	$133
Net realized gain (loss)	8,795	3,707	11,648	3,366	1,386	(22)
Net change in unrealized appreciation (depreciation)	7,919	4,281	4,563	3,576	4,703	105
Net increase (decrease) in net assets from operations	18,677	8,306	18,380	7,347	6,978	216
Distributions to shareholders
From net investment income	(319)	(80)	(628)	—	(152)	—
From net realized gain	(277)	(76)	(600)	(30)	(234)	—
Total distributions to shareholders	(596)	(156)	(1,228)	(30)	(386)	—
Share transactions(1)
Proceeds from sale of shares	203,613	48,886	178,640	52,001	76,316	20,685
Reinvestment of distributions	596	156	1,228	30	386	—
Cost of shares redeemed	(26,336)	(8,666)	(35,101)	(9,569)	(19,830)	(2,497)
Change in net assets from share transactions	177,873	40,376	144,767	42,462	56,872	18,188
Change in net assets	195,954	48,526	161,919	49,779	63,464	18,404
Net assets beginning of year	70,174	21,318	74,598	21,361	49,064	—
Net assets end of year	$266,128	$69,844	$236,517	$71,140	$112,528	$18,404
Undistributed net investment income	$2,794	$635	$2,373	$473	$1,026	$155

(1) Share transactions
Shares sold	18,295	4,371	16,278	4,801	7,035	2,093
Reinvestment of distributions	52	13	108	3	35	—
Shares redeemed	(2,340)	(760)	(3,178)	(872)	(1,813)	(253)
Change in shares	16,007	3,624	13,208	3,932	5,257	1,840
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$297,697	$90,433	$338,713	$93,029	$97,973	$22,526
Proceeds from sales of securities	115,890	49,011	191,144	49,712	39,959	4,175

(a)  Period from April 29, 2013 (commencement of operations).

	Curian Guidance - Institutional Alt 100 Moderate Fund	Curian Guidance - Institutional Alt 100 Growth Fund (a)	Curian Guidance - International Opportunities Conservative Fund (a)	Curian Guidance - International Opportunities Moderate Fund (a)	Curian Guidance - International Opportunities Growth Fund (a)	Curian Guidance - Equity 100 Fund
Operations
Net investment income	$3,074	$572	$31	$76	$44	$381
Net realized gain (loss)	2,787	(27)	12	20	9	3,092
Net change in unrealized appreciation (depreciation)	2,042	415	(7)	30	144	2,906
Net increase (decrease) in net assets from operations	7,903	960	36	126	197	6,379
Distributions to shareholders
From net investment income	(64)	—	—	—	—	(29)
From net realized gain	(651)	—	—	—	—	(13)
Total distributions to shareholders	(715)	—	—	—	—	(42)
Share transactions(1)
Proceeds from sale of shares	193,160	41,415	2,426	5,914	5,118	47,736
Reinvestment of distributions	715	—	—	—	—	42
Cost of shares redeemed	(52,574)	(3,856)	(527)	(783)	(610)	(6,445)
Change in net assets from share transactions	141,301	37,559	1,899	5,131	4,508	41,333
Change in net assets	148,489	38,519	1,935	5,257	4,705	47,670
Net assets beginning of year	142,016	—	—	—	—	3,837
Net assets end of year	$290,505	$38,519	$1,935	$5,257	$4,705	$51,507
Undistributed net investment income	$3,433	$636	$37	$92	$50	$432

(1) Share transactions
Shares sold	18,492	4,171	251	605	524	4,090
Reinvestment of distributions	69	—	—	—	—	3
Shares redeemed	(5,041)	(388)	(54)	(80)	(62)	(535)
Change in shares	13,520	3,783	197	525	462	3,558
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$280,269	$46,198	$2,307	$5,691	$4,837	$75,449
Proceeds from sales of securities	136,040	7,984	366	454	267	33,097

(a)  Period from April 29, 2013 (commencement of operations).

	Curian Guidance - Fixed Income 100 Fund	Curian Guidance - Real Assets Fund (a)	Curian/ American Funds Global Growth Fund (b)(c)	Curian/ American Funds Growth Fund(c)
Operations
Net investment income	$528	$32	$43	$211
Net realized gain (loss)	(470)	76	1	152
Net change in unrealized appreciation (depreciation)	(615)	(34)	200	6,480
Net increase (decrease) in net assets from operations	(557)	74	244	6,843
Distributions to shareholders
From net investment income	(102)	—	—	(49)
From net realized gain	(5)	—	—	—
Total distributions to shareholders	(107)	—	—	(49)
Share transactions(1)
Proceeds from sale of shares	27,271	5,669	5,363	37,717
Reinvestment of distributions	107	—	—	49
Cost of shares redeemed	(9,803)	(458)	(252)	(6,393)
Change in net assets from share transactions	17,575	5,211	5,111	31,373
Change in net assets	16,911	5,285	5,355	38,167
Net assets beginning of year	6,399	—	—	10,429
Net assets end of year	$23,310	$5,285	$5,355	$48,596
Undistributed net investment income	$564	$106	$44	$211

(1) Share transactions
Shares sold	2,730	580	511	3,059
Reinvestment of distributions	11	—	—	4
Shares redeemed	(995)	(46)	(24)	(520)
Change in shares	1,746	534	487	2,543
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$33,835	$5,565	$5,171	$32,463
Proceeds from sales of securities	15,752	242	15	907

(a)         Period from April 29, 2013 (commencement of operations).

(b)         Period from September 16, 2013 (commencement of operations).

(c)          The Master Funds for the Curian American Master Feeder Funds are the Class 1 shares of the corresponding American Funds Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)(e)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
Curian Guidance - Interest Rate Opportunities Fund

06/30/2014	$9.84	$(0.01)	$0.40	$0.39	$—	$—		$10.23	3.96%	$46,687	4%	0.27%	0.27%	(0.27)%
12/31/2013‡	10.00	0.21	(0.37)	(0.16)	—	—		9.84	(1.60)	31,347	25	0.42	0.42	3.14

Curian Guidance - Multi-Strategy Income Fund

06/30/2014	9.73	(0.01)	0.40	0.39	—	—		10.12	4.01	31,688	5	0.27	0.27	(0.27)
12/31/2013‡	10.00	0.29	(0.56)	(0.27)	—	—		9.73	(2.70)	21,342	35	0.42	0.42	4.48

Curian Guidance - Equity Income Fund

06/30/2014	12.20	(0.02)	0.98	0.96	—	—		13.16	7.87	58,065	17	0.27	0.27	(0.27)
12/31/2013	10.49	0.21	1.55	1.76	(0.04)	(0.01)		12.20	16.79	46,777	21	0.42	0.42	1.84
12/31/2012*	10.00	0.16	0.33	0.49	—	—		10.49	4.90	17,856	11	0.46	0.46	1.75

Curian Guidance - Conservative Fund

06/30/2014	10.64	(0.01)	0.52	0.51	—	—		11.15	4.79	76,827	12	0.27	0.27	(0.27)
12/31/2013	10.62	0.15	(0.06)	0.09	(0.06)	(0.01)		10.64	0.85	58,236	88	0.42	0.42	1.37
12/31/2012*	10.00	0.26	0.36	0.62	—	—		10.62	6.20	25,383	5	0.46	0.46	2.75

Curian Guidance - Moderate Fund

06/30/2014	11.77	(0.02)	0.63	0.61	—	—		12.38	5.18	283,844	16	0.27	0.27	(0.27)
12/31/2013	10.53	0.16	1.12	1.28	(0.04)	(0.00	)(f)	11.77	12.15	181,542	77	0.42	0.42	1.45
12/31/2012*	10.00	0.22	0.31	0.53	—	—		10.53	5.30	50,110	7	0.46	0.46	2.40

Curian Guidance - Growth Fund

06/30/2014	10.94	(0.01)	0.64	0.63	—	—		11.57	5.76	115,691	12	0.27	0.27	(0.27)
12/31/2013‡	10.00	0.18	0.76	0.94	—	—		10.94	9.40	46,968	16	0.42	0.42	2.47

Curian Guidance - Moderate Growth Fund

06/30/2014	11.74	(0.02)	0.65	0.63	—	—		12.37	5.37	405,864	16	0.27	0.27	(0.27)
12/31/2013	10.53	0.13	1.10	1.23	(0.01)	(0.01)		11.74	11.76	266,128	70	0.42	0.42	1.18
12/31/2012*	10.00	0.09	0.44	0.53	—	—		10.53	5.30	70,174	14	0.46	0.46	1.03

Curian Guidance - Maximum Growth Fund

06/30/2014	12.30	(0.02)	0.73	0.71	—	—		13.01	5.77	100,676	8	0.27	0.27	(0.27)
12/31/2013	10.38	0.08	1.86	1.94	(0.01)	(0.01)		12.30	18.78	69,844	108	0.42	0.42	0.70
12/31/2012*	10.00	0.09	0.29	0.38	—	—		10.38	3.80	21,318	9	0.46	0.46	0.94

Curian Guidance - Tactical Moderate Growth Fund

06/30/2014	11.58	(0.02)	0.56	0.54	—	—		12.12	4.66	280,984	31	0.27	0.27	(0.27)
12/31/2013	10.34	0.14	1.16	1.30	(0.03)	(0.03)		11.58	12.62	236,517	116	0.42	0.42	1.31
12/31/2012*	10.00	0.18	0.16	0.34	—	—		10.34	3.40	74,598	30	0.46	0.46	2.02

Curian Guidance - Tactical Maximum Growth Fund

06/30/2014	11.83	(0.02)	0.52	0.50	—	—		12.33	4.23	89,677	22	0.27	0.27	(0.27)
12/31/2013	10.26	0.10	1.48	1.58	—	(0.01)		11.83	15.35	71,140	108	0.42	0.42	0.88
12/31/2012*	10.00	(0.02)	0.28	0.26	—	—		10.26	2.60	21,361	17	0.46	0.46	(0.22)

Curian Guidance - Institutional Alt 65 Fund

06/30/2014	11.30	(0.02)	0.59	0.57	—	—		11.87	5.04	130,507	11	0.27	0.27	(0.27)
12/31/2013	10.44	0.11	0.79	0.90	(0.02)	(0.02)		11.30	8.63	112,528	46	0.42	0.42	1.01
12/31/2012*	10.00	0.04	0.40	0.44	—	—		10.44	4.40	49,064	19	0.46	0.46	0.47

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(a)(e)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
Curian Guidance - Institutional Alt 100 Conservative Fund

06/30/2014	$10.00	$(0.01)	$0.22	$0.21	$—		$—		$10.21	2.10%	$28,833	30%	0.27%	0.27%	(0.27)%
12/31/2013‡	10.00	0.13	(0.13)	0.00	—		—		10.00	0.00	18,404	46	0.42	0.42	1.95

Curian Guidance - Institutional Alt 100 Moderate Fund

06/30/2014	10.60	(0.01)	0.61	0.60	—		—		11.20	5.66	334,189	25	0.27	0.27	(0.27)
12/31/2013	10.23	0.13	0.26	0.39	(0.00	)(f)	(0.02)		10.60	3.88	290,505	57	0.42	0.42	1.28
12/31/2012*	10.00	(0.02)	0.25	0.23	—		—		10.23	2.30	142,016	14	0.46	0.46	(0.23)

Curian Guidance - Institutional Alt 100 Growth Fund

06/30/2014	10.18	(0.01)	0.73	0.72	—		—		10.90	7.07	76,947	20	0.27	0.27	(0.27)
12/31/2013‡	10.00	0.30	(0.12)	0.18	—		—		10.18	1.80	38,519	45	0.42	0.42	4.37

Curian Guidance - International Opportunities Conservative Fund

06/30/2014	9.81	(0.01)	0.55	0.54	—		—		10.35	5.50	3,457	11	0.27	0.27	(0.27)
12/31/2013‡	10.00	0.26	(0.45)	(0.19)	—		—		9.81	(1.90)	1,935	36	0.42	0.42	4.02

Curian Guidance - International Opportunities Moderate Fund

06/30/2014	10.01	(0.01)	0.53	0.52	—		—		10.53	5.19	8,428	31	0.27	0.27	(0.27)
12/31/2013‡	10.00	0.31	(0.30)	0.01	—		—		10.01	0.10	5,257	20	0.42	0.42	4.60

Curian Guidance - International Opportunities Growth Fund

06/30/2014	10.19	(0.01)	0.53	0.52	—		—		10.71	5.10	7,308	33	0.27	0.27	(0.27)
12/31/2013‡	10.00	0.17	0.02	0.19	—		—		10.19	1.90	4,705	12	0.42	0.42	2.55

Curian Guidance - Equity 100 Fund

06/30/2014	13.11	(0.02)	0.68	0.66	—		—		13.77	5.03	75,416	46	0.27	0.27	(0.27)
12/31/2013	10.32	0.17	2.63	2.80	(0.01)		(0.00	)(f)	13.11	27.15	51,507	125	0.42	0.42	1.44
12/31/2012†	10.00	0.25	0.07	0.32	—		—		10.32	3.20	3,837	6	0.48	0.48	8.23

Curian Guidance - Fixed Income 100 Fund

06/30/2014	9.79	(0.01)	0.40	0.39	—		—		10.18	3.98	39,743	35	0.27	0.27	(0.27)
12/31/2013	10.08	0.28	(0.53)	(0.25)	(0.04)		(0.00	)(f)	9.79	(2.42)	23,310	86	0.42	0.42	2.85
12/31/2012†	10.00	0.38	(0.30)	0.08	—		—		10.08	0.80	6,399	1	0.44	0.44	12.40

Curian Guidance - Real Assets Fund

06/30/2014	9.90	(0.01)	1.11	1.10	—		—		11.00	11.11	9,935	32	0.27	0.27	(0.27)
12/31/2013‡	10.00	0.13	(0.23)	(0.10)	—		—		9.90	(1.00)	5,285	10	0.42	0.42	1.90

Curian/American Funds Global Growth Fund (g)

06/30/2014	11.00	0.04	0.23	0.27	—		—		11.27	2.45	19,713	1	0.51	1.16	0.67
12/31/2013^	10.00	0.22	0.78	1.00	—		—		11.00	10.00	5,355	1	0.62	1.27	7.03

Curian/American Funds Growth Fund (g)

06/30/2014	13.81	0.03	0.70	0.73	—		—		14.54	5.29	74,781	2	0.72	1.22	0.42
12/31/2013	10.68	0.10	3.04	3.14	(0.01)		—		13.81	29.45	48,596	4	0.82	1.32	0.81
12/31/2012*	10.00	0.20	0.48	0.68	—		—		10.68	6.80	10,429	10	0.85	1.35	2.14

* Commenced operations on February 6, 2012.

† Commenced operations on September 10, 2012.

‡ Commenced operations on April 29, 2013.

^ Commenced operations on September 16, 2013.

(a)	Annualized for periods less than one year.
(b)	Per share data calculated using average shares method.
(c)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)

Portfolio turnover is not annualized for periods of less than one year. For the Feeder Fund and fund of funds, portfolio turnover rate is based on the Feeder Fund’s or fund of funds’ purchases or sales of the Master Fund or underlying funds, respectively.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s or underlying funds’ expenses.
(f)	Amount represents less than $0.005.
(g)

The Master Funds for the Curian American Master Feeder Funds are the Class 1 shares of the corresponding American Funds Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

NOTE 1.  ORGANIZATION

The Curian Variable Series Trust (the “Trust”) is an open-end investment management company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”).  The Trust operates as a series company, and at June 30, 2014 consisted of 55 separate funds.  The information presented in these financial statements pertains to the following 22 separate funds (each a “Fund,” and collectively, “Funds”):  Curian Guidance - Interest Rate Opportunities Fund, Curian Guidance - Multi-Strategy Income Fund, Curian Guidance - Equity Income Fund, Curian Guidance - Conservative Fund, Curian Guidance - Moderate Fund, Curian Guidance - Growth Fund, Curian Guidance - Moderate Growth Fund, Curian Guidance - Maximum Growth Fund, Curian Guidance - Tactical Moderate Growth Fund, Curian Guidance - Tactical Maximum Growth Fund, Curian Guidance - Institutional Alt 65 Fund, Curian Guidance - Institutional Alt 100 Conservative Fund, Curian Guidance - Institutional Alt 100 Moderate Fund, Curian Guidance - Institutional Alt 100 Growth Fund; Curian Guidance - International Opportunities Conservative Fund, Curian Guidance - International Opportunities Moderate Fund, Curian Guidance - International Opportunities Growth Fund, Curian Guidance - Equity 100 Fund, Curian Guidance - Fixed Income 100 Fund and Curian Guidance - Real Assets Fund (these Funds are collectively known as “Curian Guidance Funds”); Curian/American Funds Global Growth Fund and Curian/American Funds Growth Fund (these Funds are collectively known as “Curian American Master Feeder Funds”).  Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Curian Capital, LLC (“Curian,” the “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  The Funds offer only one class of shares.  Shares of each Fund are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts.  Shares may also be sold directly to qualified and non-qualified retirement plans.

Each of the Curian Guidance Funds operates under a “fund of funds” structure, investing substantially all of its assets in other affiliated Funds (each, an “Underlying Fund,” and, collectively, the “Underlying Funds”) advised by Curian or Jackson National Asset Management, LLC (“JNAM”), a subsidiary of Jackson and an affiliate of Curian.

The Curian American Master Feeder Funds operate as “Feeder Funds” and seek to achieve their investment objective by investing primarily all their investable assets in a separate mutual fund (“Master Fund”).  Each Curian American Master Feeder Fund’s Master Fund is a series of the American Funds Insurance Series®, a registered open-end management investment company, that has the same investment objective as each corresponding Feeder Fund.  Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities.  As of June 30, 2014, Curian/American Funds Global Growth Fund owned 0.33% of its corresponding Master Fund and Curian/American Funds Growth Fund owned 0.31% of its corresponding Master Fund.  The Master Funds’ Schedule of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report, which accompanies this report.  This report should be read in conjunction with the Master Funds’ shareholder report.

The Curian American Master Feeder Funds are diversified Funds for purposes of the 1940 Act.  The Curian Guidance Funds are non-diversified.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement - Curian has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of JNAM.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The Curian Guidance Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the shareholder report of the Underlying Funds.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which accompanies this report.

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

investments under FASB ASC Topic 820 guidance and are summarized into 3 broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.  Capital gains distributions received from the Underlying Funds are recorded as net realized gain from affiliated investments in the Statements of Operations.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income is recorded on the ex-dividend date.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Fund of Funds - Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests.  Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of the respective Master Fund.  As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities.  A similar situation exists for Curian Guidance Funds as it relates to the expenses associated with the investments in Underlying Funds.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts with service providers that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3. CERTAIN RISKS

Market Risk - In the normal course of business, the Master Funds and Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”).  The value of securities held by the Master Funds and Underlying Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by a Master Fund or Underlying Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations.

Credit and Counterparty Risk - In the normal course of business, the Master Funds or Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, a Master Fund or Underlying Fund may be exposed to the risk that an institution or other entity with which the Master Fund or Underlying Fund has unsettled or open transactions will default (“counterparty risk”).  Financial assets, which potentially expose a Master Fund or Underlying Fund to credit risk, consist principally of investments and cash due from counterparties.  The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or Underlying Fund’s financial statements.  A Master Fund or Underlying Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  A Master Fund’s or Underlying Fund’s Adviser and Sub-Advisers attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.  In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and Underlying Fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions.  In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The extent of a Master Fund’s or Underlying Fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or Underlying Fund’s Statement of Assets and Liabilities.  For certain derivative contracts held by a Master Fund or Underlying Fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risks - Each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or Underlying Fund in which it invests.  Additional risks associated with a Master Fund’s or Underlying Fund’s investments are described within the respective Master Fund’s or Underlying Fund’s annual report.

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Feeder Funds and Fund of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments.  The value of an investment in the Curian Guidance Funds changes with the values of the corresponding Underlying Funds and their investments.  The Master Fund’s and Underlying Fund’s shares may be purchased by other investment companies and shareholders.  In some cases, the Master Fund or Underlying Fund may experience large subscriptions or redemptions due to allocation changes or rebalancing.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

NOTE 4.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administration Fee - The Trust has an investment advisory and management agreement and administration agreement with Curian.  Pursuant to the advisory agreement, each Fund pays Curian an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  The following is a schedule of the fees each Fund is currently obligated to pay Curian:

	Assets	Advisory Fee
Curian Guidance Funds	$0 to $500 million	0.15%
	Over $500 million	0.10
Curian/American Funds Global Growth Fund	$0 to $1 billion	0.80
	Over $1 billion	0.75
Curian/American Funds Growth Fund	$0 to $1 billion	0.85
	Over $1 billion	0.80

Pursuant to the administration agreement, Curian receives an annual fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund.  In return for the fees paid under the administration agreement, Curian provides or procures all necessary administrative functions and services for the operation of the Funds.  Subject to the oversight of the Board, Curian is responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds.  In addition, Curian, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing and all other services necessary for the operation of each Fund.  Each Fund is responsible for registration fees, interest and taxes, other non-operating expenses, errors and omission insurance dedicated to the independent Trustees, the fees and expenses of the independent Trustees and independent legal counsel to the independent Trustees, the costs associated with the Chief Compliance Officer and certain nonrecurring or extraordinary expenses.

Fee Waivers - Curian entered into a contractual agreement to waive 0.50% of advisory fees for Curian/American Funds Growth Fund and 0.65% of advisory fees for Curian/American Funds Global Growth Fund.  None of the waived fees can be recaptured by Curian.  The amount of expenses waived for each Fund during the current year is recorded as an expense waiver in each Fund’s Statement of Operations.

Other Service Providers - Curian has entered into a sub-administration and fund accounting services agreement with JFS, and is responsible for the compensation of JFS for services provided pursuant to such agreement.  Curian pays JFS for such services through the fees earned pursuant to the administration agreement.  The Trust has a fund compliance services agreement with JFS.  Pursuant to the fund compliance services agreement, JFS provides compliance oversight services to the Trust.  JPMorgan Chase Bank, N.A. (“JPM Chase”) acts as custodian for the Funds.

Distribution Agreement - The Curian American Master Feeder Funds have a Distribution Agreement, under the provisions of Rule 12b-1 under the 1940 Act, with Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s shares.  Under the Rule 12b-1 fee plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.25% of the average daily net assets of the Fund, and pays the fee monthly to JNLD.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees in each Fund’s Statement of Operations.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby an independent Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - The Curian Guidance Funds invested solely in shares of other affiliated Funds of the Trust and other Funds advised by JNAM.  The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 5.  BORROWING ARRANGEMENTS

The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM and Curian in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  Effective June 6, 2014, the Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Prior to June 6, 2014, the amount available under the facility was $300,000,000.  Also effective June 6, 2014, Curian/American Funds Global Growth Fund was added to the SCA.  Prior to this date, the Fund did not participate in the SCA.  Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis.  The Funds pay an annual commitment fee of 0.075% of the available commitments and an annual administration fee to JPM Chase.  These expenses are allocated to the participating Funds based on each Fund’s net assets as a

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

percentage of the participating Funds’ total net assets.  No amounts were borrowed under the facility during the period. The fees are included in other expenses in each Fund’s Statement of Operations.

NOTE 6.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands).  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following:  net operating losses, consent dividends and distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2013, the Funds’ last fiscal year end, the Funds had no capital, currency and/or PFIC mark-to-market losses realized after October 31, 2013 (“Post-October losses”).

At December 31, 2013, the Funds’ last fiscal year end, the following Funds had net capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains.  Detail of the capital loss carryforwards are listed in the table below.

	No Expiration
	Short Term	Long Term	Total
Curian Guidance - Fixed Income 100 Fund	$304	$—	$304

As of June 30, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Guidance - Interest Rate Opportunities Fund	$45,479	$1,732	$(514)	$1,218
Curian Guidance - Multi-Strategy Income Fund	30,947	991	(243)	748
Curian Guidance - Equity Income Fund	52,359	5,785	(66)	5,719
Curian Guidance - Conservative Fund	74,288	2,646	(90)	2,556
Curian Guidance - Moderate Fund	267,289	17,486	(870)	16,616
Curian Guidance - Growth Fund	108,952	6,877	(115)	6,762
Curian Guidance - Moderate Growth Fund	377,030	30,003	(1,081)	28,922
Curian Guidance - Maximum Growth Fund	91,132	9,738	(172)	9,566
Curian Guidance - Tactical Moderate Growth Fund	265,984	16,289	(1,226)	15,063
Curian Guidance - Tactical Maximum Growth Fund	82,780	7,140	(223)	6,917
Curian Guidance - Institutional Alt 65 Fund	119,248	12,318	(1,029)	11,289
Curian Guidance - Institutional Alt 100 Conservative Fund	28,174	837	(172)	665
Curian Guidance - Institutional Alt 100 Moderate Fund	316,363	22,076	(4,172)	17,904
Curian Guidance - Institutional Alt 100 Growth Fund	73,052	4,101	(190)	3,911
Curian Guidance - International Opportunities Conservative Fund	3,318	162	(22)	140
Curian Guidance - International Opportunities Moderate Fund	8,059	419	(48)	371
Curian Guidance - International Opportunities Growth Fund	6,874	459	(23)	436
Curian Guidance - Equity 100 Fund	69,936	5,523	(27)	5,496
Curian Guidance - Fixed Income 100 Fund	39,277	707	(232)	475
Curian Guidance - Real Assets Fund	9,267	700	(30)	670
Curian/American Funds Global Growth Fund	20,617	45	(944)	(899)
Curian/American Funds Growth Fund	68,377	6,624	(187)	6,437

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2013 was as follows:

	Net Ordinary Income*	Long-term Capital Gain
Curian Guidance - Equity Income Fund	$183	$4
Curian Guidance - Conservative Fund	353	12
Curian Guidance - Moderate Fund	535	18
Curian Guidance - Moderate Growth Fund	437	159
Curian Guidance - Maximum Growth Fund	94	62
Curian Guidance - Tactical Moderate Growth Fund	791	437
Curian Guidance - Tactical Maximum Growth Fund	14	16
Curian Guidance - Institutional Alt 65 Fund	253	133
Curian Guidance - Institutional Alt 100 Moderate Fund	302	413
Curian Guidance - Equity 100 Fund	29	13

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Net Ordinary Income*	Long-term Capital Gain
Curian Guidance - Fixed Income 100 Fund	$102	$5
Curian/American Funds Growth Fund	49	—

*   Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in the returns for 2012 and 2013, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2014.

NOTE 7.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes except for the following:

Effective August 21, 2014, the Board voted to appoint Mark D. Nerud as President and Chief Executive Officer of the Trust.

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Additional Disclosures

June 30, 2014

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees of certain Funds and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Net Expense Ratios	Expenses Paid During Period*	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Net Expense Ratios	Expenses Paid During Period*
Curian Guidance - Interest Rate Opportunities Fund
	$1,000.00	$1,039.60	0.27%	$1.37	$1,000.00	$1,023.46	0.27%	$1.35
Curian Guidance - Multi-Strategy Income Fund
	1,000.00	1,040.10	0.27	1.37	1,000.00	1,023.46	0.27	1.35
Curian Guidance - Equity Income Fund
	1,000.00	1,078.70	0.27	1.39	1,000.00	1,023.46	0.27	1.35
Curian Guidance - Conservative Fund
	1,000.00	1,047.90	0.27	1.37	1,000.00	1,023.46	0.27	1.35
Curian Guidance - Moderate Fund
	1,000.00	1,051.80	0.27	1.37	1,000.00	1,023.46	0.27	1.35
Curian Guidance - Growth Fund
	1,000.00	1,057.60	0.27	1.38	1,000.00	1,023.46	0.27	1.35
Curian Guidance - Moderate Growth Fund
	1,000.00	1,053.70	0.27	1.37	1,000.00	1,023.46	0.27	1.35
Curian Guidance - Maximum Growth Fund
	1,000.00	1,057.70	0.27	1.38	1,000.00	1,023.46	0.27	1.35
Curian Guidance - Tactical Moderate Growth Fund
	1,000.00	1,046.60	0.27	1.37	1,000.00	1,023.46	0.27	1.35
Curian Guidance - Tactical Maximum Growth Fund
	1,000.00	1,042.30	0.27	1.37	1,000.00	1,023.46	0.27	1.35
Curian Guidance - Institutional Alt 65 Fund
	1,000.00	1,050.40	0.27	1.37	1,000.00	1,023.46	0.27	1.35
Curian Guidance - Institutional Alt 100 Conservative Fund
	1,000.00	1,021.00	0.27	1.35	1,000.00	1,023.46	0.27	1.35
Curian Guidance - Institutional Alt 100 Moderate Fund
	1,000.00	1,056.60	0.27	1.38	1,000.00	1,023.46	0.27	1.35
Curian Guidance - Institutional Alt 100 Growth Fund
	1,000.00	1,070.70	0.27	1.39	1,000.00	1,023.46	0.27	1.35
Curian Guidance - International Opportunities Conservative Fund
	1,000.00	1,055.00	0.27	1.38	1,000.00	1,023.46	0.27	1.35
Curian Guidance - International Opportunities Moderate Fund
	1,000.00	1,051.90	0.27	1.37	1,000.00	1,023.46	0.27	1.35
Curian Guidance - International Opportunities Growth Fund
	1,000.00	1,051.00	0.27	1.37	1,000.00	1,023.46	0.27	1.35
Curian Guidance - Equity 100 Fund
	1,000.00	1,050.30	0.27	1.37	1,000.00	1,023.46	0.27	1.35
Curian Guidance - Fixed Income 100 Fund
	1,000.00	1,039.80	0.27	1.37	1,000.00	1,023.46	0.27	1.35
Curian Guidance — Real Assets Fund
	1,000.00	1,111.10	0.27	1.41	1,000.00	1,023.46	0.27	1.35
Curian/American Funds Global Growth Fund
	1,000.00	1,024.50	0.51	2.56	1,000.00	1,022.24	0.51	2.56
Curian/American Funds Growth Fund
	1,000.00	1,052.90	0.72	3.66	1,000.00	1,021.23	0.72	3.61

*Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing Curian Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

Curian Tactical Advantage 35 Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 100.0%
iShares Barclays Capital Intermediate Credit Bond Fund (a)	23	$2,545
iShares Capital 3-7 Year Treasury Bond Fund (a)	24	2,931
iShares MBS Bond Fund	53	5,696
iShares MSCI EMU ETF (a)	51	2,179
iShares MSCI Japan ETF (a)	75	906
iShares MSCI Pacific ex-Japan ETF (a)	4	184
iShares MSCI United Kingdom Index Fund (a)	37	775
iShares Russell 1000 Growth Index Fund	53	4,821
iShares Russell 1000 Value Index Fund	48	4,866
iShares Russell 2000 Growth Index Fund (a)	8	1,175
iShares Russell 2000 Value Index Fund (a)	11	1,158
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	33	3,558
PIMCO Enhanced Short Maturity ETF (a)	26	2,592
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	10	303
Vanguard Index Funds MSCI Emerging Market (a)	11	493
Vanguard Intermediate-Term Corporate Bond ETF (a)	10	851
Vanguard Short-Term Corporate Bond ETF	63	5,081
Vanguard Total Bond Market ETF	75	6,143
Total Investment Companies (cost $44,709)		46,257

SHORT TERM INVESTMENTS - 21.3%

Investment Company - 0.0%
JNL Money Market Fund, 0.01% (b) (c)	3	3

Securities Lending Collateral - 21.3%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (c)	2,000	2,000
Fidelity Institutional Money Market Portfolio, 0.09% (c)	2,000	2,000
Repurchase Agreement with BCL, 0.07% (Collateralized by $3,976 U.S. Treasury Note, 2.13%, due 06/30/21, value $3,972) acquired on 06/30/14, due 07/01/14 at $3,894	$3,894	3,894
Repurchase Agreement with RBC, 0.06% (Collateralized by $7 U.S. Treasury Bond Strip, due 02/15/30-02/15/34, value $4, $178 U.S. Treasury Bond, 2.88-9.13%, due 11/15/16-05/15/43, value $217, $799 U.S. Treasury Bill, due 07/24/14-08/28/14, value $799, and $937 U.S. Treasury Note, 0.38-4.63%, due 08/15/14-11/30/20, value $949) acquired on 06/30/14, due 07/01/14 at $1,930	1,930	1,930
		9,824
Total Short Term Investments (cost $9,827)		9,827

Total Investments - 121.3% (cost $54,536)		56,084
Other Assets and Liabilities, Net - (21.3%)		(9,842)
Total Net Assets - 100.0%		$46,242

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	52.4%
Domestic Equity	21.4
International Equity	7.2
Emerging Markets Equity	0.9
International Fixed Income	0.6
Short Term Investments	17.5
Total Investments	100.0%

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Curian Tactical Advantage 60 Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 99.8%
iShares Barclays Capital Intermediate Credit Bond Fund (a)	31	$3,400
iShares Capital 3-7 Year Treasury Bond Fund	32	3,925
iShares MBS Bond Fund (a)	70	7,622
iShares MSCI EMU ETF (a)	209	8,858
iShares MSCI Japan ETF (a)	250	3,009
iShares MSCI Pacific ex-Japan ETF (a)	15	752
iShares MSCI United Kingdom Index Fund (a)	151	3,157
iShares Russell 1000 Growth Index Fund (a)	215	19,539
iShares Russell 1000 Value Index Fund (a)	190	19,272
iShares Russell 2000 Growth Index Fund (a)	34	4,674
iShares Russell 2000 Value Index Fund (a)	46	4,743
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	42	4,467
PIMCO Enhanced Short Maturity ETF (a)	70	7,139
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	27	787
Vanguard Index Funds MSCI Emerging Market (a)	46	1,989
Vanguard Intermediate-Term Corporate Bond ETF (a)	13	1,143
Vanguard Short-Term Corporate Bond ETF	85	6,800
Vanguard Total Bond Market ETF (a)	103	8,450
Total Investment Companies (cost $104,264)		109,726

SHORT TERM INVESTMENTS - 29.2%

Investment Company - 0.3%
JNL Money Market Fund, 0.01% (b) (c)	391	391

Securities Lending Collateral - 28.9%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (c)	10,000	10,000
Fidelity Institutional Money Market Portfolio, 0.09% (c)	4,000	4,000
Repurchase Agreement with BCL, 0.07% (Collateralized by $6,284 U.S. Treasury Note, 2.13%, due 06/30/21, value $6,278) acquired on 06/30/14, due 07/01/14 at $6,155	$6,155	6,155
Repurchase Agreement with CSI, 0.07% (Collateralized by $24,148 U.S. Treasury Bond Strip, due 11/15/38-08/15/39, value $10,200) acquired on 06/30/14, due 07/01/14 at $10,000	10,000	10,000

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repurchase Agreement with RBC, 0.06% (Collateralized by $6 U.S. Treasury Bond Strip, due 02/15/30-02/15/34, value $3, $145 U.S. Treasury Bond, 2.88-9.13%, due 11/15/16-05/15/43, value $177, $652 U.S. Treasury Bill, due 07/24/14-08/28/14, value $652, and $764 U.S. Treasury Note, 0.38-4.63%, due 08/15/14-11/30/20, value $774) acquired on 06/30/14, due 07/01/14 at $1,574	1,574	1,574
		31,729
Total Short Term Investments (cost $32,120)		32,120

Total Investments - 129.0% (cost $136,384)		141,846
Other Assets and Liabilities, Net - (29.0%)		(31,913)
Total Net Assets - 100.0%		$109,933

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	34.0%
Domestic Fixed Income	30.3
International Equity	11.1
Emerging Markets Equity	1.4
International Fixed Income	0.6
Short Term Investments	22.6
Total Investments	100.0%

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Curian Tactical Advantage 75 Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 99.7%
iShares Barclays Capital Intermediate Credit Bond Fund (a)	14	$1,588
iShares Capital 3-7 Year Treasury Bond Fund (a)	15	1,775
iShares MBS Bond Fund (a)	31	3,397
iShares MSCI EMU ETF (a)	234	9,907
iShares MSCI Japan ETF (a)	286	3,441
iShares MSCI Pacific ex-Japan ETF (a)	17	839
iShares MSCI United Kingdom Index Fund (a)	169	3,525
iShares Russell 1000 Growth Index Fund (a)	238	21,597
iShares Russell 1000 Value Index Fund	214	21,669
iShares Russell 2000 Growth Index Fund (a)	39	5,385
iShares Russell 2000 Value Index Fund (a)	51	5,278
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	21	2,263
PIMCO Enhanced Short Maturity ETF (a)	68	6,911
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	19	546
Vanguard Index Funds MSCI Emerging Market (a)	51	2,213
Vanguard Intermediate-Term Corporate Bond ETF (a)	6	533
Vanguard Short-Term Corporate Bond ETF (a)	40	3,193
Vanguard Total Bond Market ETF (a)	51	4,169
Total Investment Companies (cost $92,790)		98,229

SHORT TERM INVESTMENTS - 26.0%

Investment Company - 0.2%
JNL Money Market Fund, 0.01% (b) (c)	242	242

Securities Lending Collateral - 25.8%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (c)	9,000	9,000
Fidelity Institutional Money Market Portfolio, 0.09% (c)	4,000	4,000
Repurchase Agreement with BCL, 0.07% (Collateralized by $5,954 U.S. Treasury Note, 2.13%, due 06/30/21, value $5,948) acquired on 06/30/14, due 07/01/14 at $5,831	$5,831	5,831
Repurchase Agreement with CSI, 0.07% (Collateralized by $12,074 U.S. Treasury Bond Strip, due 11/15/38-08/15/39, value $5,100) acquired on 06/30/14, due 07/01/14 at $5,000	5,000	5,000
Repurchase Agreement with RBC, 0.06% (Collateralized by $6 U.S. Treasury Bond Strip, due 02/15/30-02/15/34, value $3, $147 U.S. Treasury Bond, 2.88-9.13%, due 11/15/16-05/15/43, value $179, $661 U.S. Treasury Bill, due 07/24/14-08/28/14, value $661, and $775 U.S. Treasury Note, 0.38-4.63%, due 08/15/14-11/30/20, value $784) acquired on 06/30/14, due 07/01/14 at $1,596	1,596	1,596
		25,427
Total Short Term Investments (cost $25,669)		25,669

Total Investments - 125.7% (cost $118,459)		123,898
Other Assets and Liabilities, Net - (25.7%)		(25,330)
Total Net Assets - 100.0%		$98,568

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	43.5%
Domestic Fixed Income	19.2
International Equity	14.3
Emerging Markets Equity	1.8
International Fixed Income	0.5
Short Term Investments	20.7
Total Investments	100.0%

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

See accompanying Notes to Financial Statements.

Curian Dynamic Risk Advantage - Diversified Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 9.5%
First Trust North American Energy Infrastructure Fund	107	$2,887
iShares Barclays Capital Intermediate Credit Bond Fund (a)	37	4,102
iShares JPMorgan USD Emerging Markets Bond Fund (a)	49	5,662
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	116	12,351
PowerShares DB Commodity Index Tracking Fund (a) (b)	86	2,278
Vanguard REIT ETF	69	5,149
Vanguard Total International Bond ETF	23	1,163
Total Investment Companies (cost $32,987)		33,592

SHORT TERM INVESTMENTS - 88.3%

Federal Home Loan Bank - 10.1%
Federal Home Loan Bank
0.08%, 09/24/14 - 10/29/14 (c)	$16,000	15,998
0.07%, 10/08/14 - 11/14/14 (c)	20,000	19,996
		35,994
Federal Home Loan Mortgage Corp. - 11.5%
Federal Home Loan Mortgage Corp.
0.08%, 09/02/14 (c)	9,500	9,499
0.09%, 10/06/14 - 12/08/14 (c)	15,000	14,996
0.07%, 10/20/14 - 10/24/14 (c)	9,500	9,499
0.06%, 10/27/14 (c)	7,000	6,999
		40,993
Federal National Mortgage Association - 11.5%
Federal National Mortgage Association
0.09%, 09/24/14 (c)	13,000	12,999
0.06%, 10/22/14 (c)	11,000	10,998
0.07%, 10/29/14 (c)	7,000	6,999
0.08%, 12/10/14 (c)	10,000	9,997
		40,993
Investment Company - 6.0%
JNL Money Market Fund, 0.01% (d) (e)	21,426	21,426

Securities Lending Collateral - 1.5%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (e)	1,000	1,000
Fidelity Institutional Money Market Portfolio, 0.09% (e)	2,000	2,000
Repurchase Agreement with BCL, 0.07% (Collateralized by $1,217 U.S. Treasury Note, 2.13%, due 06/30/21, value $ 1,216) acquired on 06/30/14, due 07/01/14 at $1,192	$1,192	1,192
Repurchase Agreement with RBC, 0.06% (Collateralized by $4 U.S. Treasury Bond Strip, due 02/15/30-02/15/34, value $2, $92 U.S. Treasury Bond, 2.88-9.13%, due 11/15/16-05/15/43, value $112, $414 U.S. Treasury Bill, due 07/24/14-08/28/14, value $414, and $485 U.S. Treasury Note, 0.38-4.63%, due 08/15/14-11/30/20, value $492) acquired on 06/30/14, due 07/01/14 at $1,000	1,000	1,000
		5,192
Treasury Securities - 47.7%
U.S. Treasury Bill
0.07%, 07/17/14	69,375	69,375
0.08%, 09/11/14 (f)	4,840	4,840
0.08%, 09/25/14	73,500	73,495
0.06%, 04/02/15	22,000	21,990
		169,700
Total Short Term Investments (cost $314,289)		314,298

Total Investments - 97.8% (cost $347,276)		347,890
Other Assets and Liabilities, Net - 2.2%		7,825
Total Net Assets - 100.0%		$355,715

Portfolio Composition*:	Percentage of Total Investments
Domestic Fixed Income	4.7%
Alternative	3.0
International Fixed Income	2.0
Short Term Investments	90.3
Total Investments	100.0%

*In general, the Fund uses derivatives as direct substitutes for investment in ETFs, ETNs, currencies, global equities, fixed income, high-yield bonds, emerging markets debt, real estate investment trusts and commodities.

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	This security is a direct debt of the agency and not collateralized by mortgages.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.
(f)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
MSCI Mini EAFE Index Future	September 2014	191	$77
MSCI Mini Emerging Markets Index Future	September 2014	808	(144)
Russell 2000 Mini Index Future	September 2014	27	68
S&P 500 E-Mini Index Future	September 2014	145	83
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2014	184	4
			$88

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation
JPM	* First Trust North American Energy Infrastructure Fund	1-Month LIBOR + 0.75%	12/15/2014	$30,199	$1,656
JPM	* iShares Barclays Intermediate Credit Bond ETF	1-Month LIBOR + 0.75%	12/15/2014	31,160	126
BOA	* iShares JPMorgan USD Emerging Markets Bond ETF	1-Month LIBOR - 1.25%	12/15/2014	4,075	18
GSI	* iShares JPMorgan USD Emerging Markets Bond ETF	1-Month LIBOR - 2.25%	12/15/2014	20,139	98
CGM	* PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1-Month LIBOR + 0.50%	12/15/2014	44,185	93
CGM	* PowerShares DB Commodity Index Tracking Fund	1-Month LIBOR + 0.40%	12/15/2014	11,410	80
GSI	* Vanguard REIT ETF	Federal Funds Effective Rate + 0.30%	12/15/2014	25,436	381
JPM	* Vanguard REIT ETF	Federal Funds Effective Rate + 0.81%	12/15/2014	4,167	62
JPM	* Vanguard Total International Bond ETF	1-Month LIBOR + 0.75%	12/15/2014	28,064	111
					$2,625

(1)Notional amount is stated in USD.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

Curian Dynamic Risk Advantage - Growth Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 0.2%
iShares 1-3 Year Treasury Bond Fund (a)	—	$13
iShares MSCI EAFE ETF	—	28
iShares Russell 2000 Index Fund	—	2
SPDR S&P 500 ETF Trust - Series 1 (a)	—	35
Vanguard Index Funds MSCI Emerging Market (a)	1	42
Total Investment Companies (cost $101)		120

SENIOR DEBT NOTES - 1.4%
iPath S&P 500 Dynamic VIX ETN (a) (b)	$20	600
iPath S&P 500 VIX Mid-Term Futures ETN (a) (b)	22	276
VelocityShares Daily Inverse VIX Short-Term ETN (b)	—	—
Total Senior Debt Notes (cost $929)		876

SHORT TERM INVESTMENTS - 99.6%

Federal Home Loan Bank - 14.6%
Federal Home Loan Bank
0.08%, 10/29/14 (c)	5,000	4,999
0.09%, 12/03/14 (c)	4,000	3,999
		8,998
Federal Home Loan Mortgage Corp. - 12.2%
Federal Home Loan Mortgage Corp.
0.08%, 09/02/14 (c)	1,500	1,500
0.09%, 10/06/14 - 12/08/14 (c)	6,000	5,999
		7,499
Federal National Mortgage Association - 15.4%
Federal National Mortgage Association
0.09%, 09/24/14 (c)	4,500	4,499
0.06%, 10/15/14 (c)	2,000	2,000
0.07%, 10/29/14 (c)	2,000	2,000
0.08%, 12/10/14 (c)	1,000	1,000
		9,499
Investment Company - 12.1%
JNL Money Market Fund, 0.01% (d) (e)	7,433	7,433

Securities Lending Collateral - 1.0%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (e)	200	200
Fidelity Institutional Money Market Portfolio, 0.09% (e)	200	200
Repurchase Agreement with BCL, 0.07% (Collateralized by $ 148 U.S. Treasury Note, 2.13%, due 06/30/21, value $148) acquired on 06/30/14, due 07/01/14 at $145	$145	145
Repurchase Agreement with RBC, 0.06% (Collateralized by $3 U.S. Treasury Bond, 2.88-9.13%, due 11/15/16-05/15/43, value $4, $15 U.S. Treasury Bill, due 07/24/14-08/28/14, value $15, and $17 U.S. Treasury Note, 0.38-4.63%, due 08/15/14-11/30/20, value $18) acquired on 06/30/14, due 07/01/14 at $36	36	36
		581
Treasury Securities - 44.3%
U.S. Treasury Bill
0.07%, 07/17/14	7,000	7,000
0.08%, 09/11/14 (f)	1,775	1,775
0.08%, 09/25/14	15,500	15,499
0.04%, 12/11/14	3,000	2,999
		27,273
Total Short Term Investments (cost $61,281)		61,283

Total Investments - 101.2% (cost $62,311)		62,279
Other Assets and Liabilities, Net - (1.2%)		(727)
Total Net Assets - 100.0%		$61,552

Portfolio Composition*:	Percentage of Total Investments
Alternative	1.4%
Emerging Markets Equity	0.1
Domestic Equity	0.1
Short Term Investments	98.4
Total Investments	100.0%

*In general, the Fund uses derivatives as direct substitutes for investment in ETFs, ETNs, currencies, global equities, commodities and the S&P 500 Volatility Index.

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	This security is a direct debt of the agency and not collateralized by mortgages.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.
(f)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
MSCI Mini EAFE Index Future	September 2014	88	$33
MSCI Mini Emerging Markets Index Future	September 2014	128	(16)
Russell 2000 Mini Index Future	September 2014	80	200
S&P 500 E-Mini Index Future	September 2014	99	58
U.S. Treasury Note Future, 2-Year	September 2014	73	(11)
			$264

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
BOA	* iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate - 0.45%	12/15/2014	$1,783	$(32)
GSI	* iPath S&P 500 VIX Mid-Term Futures ETN	1-Week LIBOR + 0.49%	12/15/2014	4,510	(57)
BOA	* iPath S&P 500 VIX Mid-Term Futures ETN	1-Week LIBOR - 0.72%	12/15/2014	640	(8)
CGM	* VelocityShares Daily Inverse VIX Short-Term ETN	1-Week LIBOR - 0.30%	12/15/2014	5,063	31
					$(66)

(1)Notional amount is stated in USD.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

Curian Dynamic Risk Advantage - Income Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 98.6%
First Trust North American Energy Infrastructure Fund (a)	706	$19,077
iShares 20+ Year Treasury Bond ETF (a)	112	12,671
iShares Barclays Capital Intermediate Credit Bond Fund	170	18,762
iShares Barclays Short Treasury Bond Fund	—	49
iShares International Select Dividend ETF (a)	352	14,057
iShares JPMorgan USD Emerging Markets Bond Fund (a)	121	13,920
iShares US Preferred Stock ETF (a)	372	14,833
PIMCO Enhanced Short Maturity ETF (a)	25	2,501
Schwab US Dividend Equity ETF (a)	246	9,402
SPDR Barclays High Yield Bond ETF (a)	385	16,085
SPDR Dow Jones Global Real Estate ETF (a)	428	19,955
Vanguard Total International Bond ETF (a)	302	15,523
Total Investment Companies (cost $152,698)		156,835

SHORT TERM INVESTMENTS - 27.3%

Investment Company - 1.1%
JNL Money Market Fund, 0.01% (b) (c)	1,807	1,807

Securities Lending Collateral - 26.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (c)	18,000	18,000
Fidelity Institutional Money Market Portfolio, 0.09% (c)	12,000	12,000
Repurchase Agreement with BCL, 0.07% (Collateralized by $1,672 U.S. Treasury Note, 2.13%, due 06/30/21, value $1,670) acquired on 06/30/14, due 07/01/14 at $1,638	$1,638	1,638
Repurchase Agreement with CSI, 0.07% (Collateralized by $19,319 U.S. Treasury Bond Strip, due 11/15/38-08/15/39, value $8,160) acquired on 06/30/14, due 07/01/14 at $8,000	8,000	8,000
Repurchase Agreement with RBC, 0.06% (Collateralized by $7 U.S. Treasury Bond Strip, due 02/15/30-02/15/34, value $4, $185 U.S. Treasury Bond, 2.88-9.13%, due 11/15/16-05/15/43, value $225, $828 U.S. Treasury Bill, due 07/24/14-08/28/14, value $828, and $971 U.S. Treasury Note, 0.38-4.63%, due 08/15/14-11/30/20, value $983) acquired on 06/30/14, due 07/01/14 at $2,000	2,000	2,000
		41,638
Total Short Term Investments (cost $43,445)		43,445

Total Investments - 125.9% (cost $196,143)		200,280
Other Assets and Liabilities, Net - (25.9%)		(41,189)
Total Net Assets - 100.0%		$159,091

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	32.4%
Alternative	19.5
International Fixed Income	14.7
International Equity	7.0
Domestic Equity	4.7
Short Term Investments	21.7
Total Investments	100.0%

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Curian/Aberdeen Latin America Fund

	Shares/Par †	Value
COMMON STOCKS - 92.5%

ARGENTINA - 3.3%
Tenaris SA - ADR	8	$368

BRAZIL - 61.5%
AMBEV SA	57	402
Arezzo Industria e Comercio SA	21	296
Banco Bradesco SA	45	648
BM&F Bovespa SA	29	154
BRF SA	7	180
Cia Hering	21	207
Itau Unibanco Holding SA	43	589
Localiza Rent a Car SA	10	166
Lojas Renner SA	14	445
Multiplan Empreendimentos Imobiliarios SA	21	488
Natura Cosmeticos SA	17	292
Odontoprev SA	39	169
Petroleo Brasileiro SA	111	813
Souza Cruz SA	19	201
Totvs SA	7	126
Ultrapar Participacoes SA	15	362
Vale SA	74	975
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7	120
WEG SA	10	123
Wilson Sons Ltd. - BDR	11	169
		6,925
CHILE - 5.8%
Banco Santander Chile - ADR	12	323
Parque Arauco SA	58	106
SACI Falabella	26	231
		660
COLOMBIA - 3.4%
Almacenes Exito SA	11	178
Bancolombia SA	14	201
		379
MEXICO - 17.2%
Fomento Economico Mexicano SAB de CV - ADR	4	412
Grupo Aeroportuario del Centro Norte Sab de CV - ADR	7	223
Grupo Aeroportuario del Sureste SA de CV - ADR - Class B	2	216
Grupo Financiero Banorte SAB de CV	66	474
Kimberly-Clark de Mexico SAB de CV - Class A	66	185
Organizacion Soriana SAB de CV (a)	59	194
Wal-Mart de Mexico SAB de CV - Class V	86	231
		1,935
PERU - 1.3%
Grana y Montero SA - ADR	8	148
Total Common Stocks (cost $11,552)		10,415

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
PREFERRED STOCKS - 5.7%

BRAZIL - 3.8%
Banco Bradesco SA	18	254
Bradespar SA	19	175
		429
CHILE - 1.9%
Embotelladora Andina SA	69	212
Total Preferred Stocks (cost $754)		641

SHORT TERM INVESTMENTS - 1.9%

Investment Company - 1.9%
JNL Money Market Fund, 0.01% (b) (c)	208	208
Total Short Term Investments (cost $208)		208

Total Investments - 100.1% (cost $12,514)		11,264
Other Assets and Liabilities, Net - (0.1%)		(8)
Total Net Assets - 100.0%		$11,256

Portfolio Composition:	Percentage of Total Investments
Financials	28.7%
Consumer Staples	22.1
Energy	13.7
Consumer Discretionary	10.5
Industrials	10.3
Materials	10.2
Health Care	1.5
Information Technology	1.1
Short Term Investments	1.9
Total Investments	100.0%

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Curian/AQR Risk Parity Fund (a)

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 52.0%

FRANCE - 7.3%
France Government Inflation Indexed Bond
0.25%, 07/25/18 - 07/25/24 (b), EUR	3,713	$5,219
1.30%, 07/25/19 (b), EUR	4,595	6,921
1.10%, 07/25/22 (b), EUR	4,025	6,072
2.10%, 07/25/23 (b), EUR	1,761	2,884
		21,096
GERMANY - 7.2%
Bundesrepublik Deutschland Bundesobligation Inflation Indexed Bond, 0.75%, 04/15/18 (b), EUR	4,156	5,992
Deutsche Bundesrepublik Inflation Indexed Bond
1.75%, 04/15/20 (b), EUR	2,636	4,103
0.10%, 04/15/23 (b), EUR	7,579	10,728
		20,823
UNITED KINGDOM - 7.8%
United Kingdom Inflation Indexed Treasury Bond
1.88%, 11/22/22 (b), GBP	8,579	17,611
0.13%, 03/22/24 (b), GBP	2,742	4,853
		22,464
UNITED STATES OF AMERICA - 29.7%
U.S. Treasury Inflation Indexed Note
2.63%, 07/15/17 (b)	$10,752	12,034
1.63%, 01/15/18 (b)	9,619	10,488
0.13%, 04/15/18 - 01/15/23 (b)	45,380	46,062
1.38%, 07/15/18 (b)	4,178	4,563
2.13%, 01/15/19 (b)	3,754	4,227
0.38%, 07/15/23 (b)	7,844	7,989
		85,363
Total Government and Agency Obligations (cost $145,724)		149,746

SHORT TERM INVESTMENTS - 43.9%

Investment Companies - 28.4%
JNL Money Market Fund, 0.01% (c) (d)	16,500	16,500
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (d)	65,138	65,138
		81,638
Treasury Securities - 15.5%
U.S. Treasury Bill
0.02%, 07/31/14	$42,824	42,822
0.05%, 10/09/14	1,810	1,810
		44,632
Total Short Term Investments (cost $126,269)		126,270

Total Investments - 95.9% (cost $271,993)		276,016
Other Assets and Liabilities, Net - 4.1%		11,879
Total Net Assets - 100.0%		$287,895

Portfolio Composition*:	Percentage of Total Investments
Government Securities	54.2%
Short Term Investments	45.8
Total Investments	100.0%

*In general, the Fund gains exposure to asset classes by investing in a number of different types of derivative instruments.

(a)	Consolidated Schedule of Investments.
(b)	Treasury inflation indexed note, par amount is adjusted for inflation.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Amsterdam Exchanges Index Future	July 2014	5	$(3)
ASX SPI 200 Index Future	September 2014	24	—
Australia Commonwealth Treasury Bond Future, 10-Year	September 2014	72	153
Brent Crude Oil Future	October 2014	87	(105)
CAC40 10 Euro Future	July 2014	32	(44)
Canadian Government Bond Future, 10-Year	September 2014	89	102
CBT Wheat Future	December 2014	53	(127)
Cocoa Future	September 2014	11	5
Coffee ‘C’ Future	September 2014	17	11
Corn Future	December 2014	113	(148)
Cotton No.2 Future	December 2014	19	(38)
Euro STOXX 50 Future	September 2014	124	(64)
Euro-Bund Future	September 2014	392	1,039
Feeder Cattle Future	August 2014	2	21
FTSE 100 Index Future	September 2014	72	(10)
FTSE/JSE Top 40 Index Future	September 2014	53	6
FTSE/MIB Index Future	September 2014	3	(13)
German Stock Exchange Future	September 2014	5	(11)
Gold 100 Oz. Future	August 2014	35	121
Hang Seng China Enterprises Index Future	July 2014	4	3
Hang Seng China Enterprises Index Future	July 2014	7	12
IBEX 35 Index Future	July 2014	5	(5)
Japanese Government Bond Future, 10-Year	September 2014	22	98
KOSPI 200 Future	September 2014	36	(47)
Lean Hogs Future	August 2014	1	1
Live Cattle Future	August 2014	12	57
LME Aluminum Future	December 2014	68	40
LME Copper Future	December 2014	32	258
LME Lead Future	December 2014	11	15
LME Nickel Future	December 2014	9	34
LME Zinc Future	December 2014	21	56
MSCI Taiwan Stock Index Future	July 2014	1	—
Russell 2000 Mini Index Future	September 2014	41	130
S&P 500 E-Mini Index Future	September 2014	538	716
S&P MidCap 400 E-Mini Index Future	September 2014	43	135
S&P/Toronto Stock Exchange 60 Index Future	September 2014	25	39
SGX CNX Nifty Index Future	July 2014	126	8
Silver Future	September 2014	36	8
Soybean Future	November 2014	47	(135)
Soybean Meal Future	December 2014	26	(82)
Soybean Oil Future	December 2014	4	1
Sugar #11 (World Markets) Future	October 2014	121	45
Tokyo Price Index Future	September 2014	64	175
U.K. Long Gilt Future	September 2014	87	5
U.S. Treasury Note Future, 10-Year	September 2014	398	(41)
			$2,421

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	09/17/2014	RBS	BRL	13,700	$6,064	$159
CHF/USD	09/17/2014	RBS	CHF	306	346	3
EUR/USD	09/17/2014	RBS	EUR	156	214	1
GBP/USD	09/17/2014	RBS	GBP	18	31	1
HKD/USD	09/17/2014	RBS	HKD	2,449	316	—
ILS/USD	09/17/2014	RBS	ILS	25,999	7,574	71
JPY/USD	09/17/2014	RBS	JPY	16,106	159	1
KRW/USD	09/17/2014	RBS	KRW	5,718,700	5,633	54
MXN/USD	09/17/2014	RBS	MXN	85,515	6,556	(12)

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
MXN/USD	09/17/2014	RBS	MXN	33,985	$2,606	$—
SGD/USD	09/17/2014	RBS	SGD	9,401	7,539	58
TRY/USD	09/17/2014	RBS	TRY	6,164	2,864	(22)
TRY/USD	09/17/2014	RBS	TRY	3,735	1,735	10
TWD/USD	09/17/2014	RBS	TWD	236,499	7,929	34
USD/EUR	09/17/2014	RBS	EUR	(48,261)	(66,103)	(413)
USD/GBP	09/17/2014	RBS	GBP	(13,202)	(22,581)	(458)
USD/HKD	09/17/2014	RBS	HKD	(4,170)	(538)	—
ZAR/USD	09/17/2014	RBS	ZAR	44,999	4,177	25
					$(35,479)	$(488)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
BCL	* Gold 100 Oz. Future	08/29/2014		$2,063	$53
BCL	* ICE Gas Oil Future	09/30/2014		3,850	(68)
BCL	* Natural Gas Future	09/30/2014		2,256	(80)
BCL	* NY Harbor ULSD Future	09/29/2014		3,050	84
BCL	* RBOB Gasoline Future	09/29/2014		2,936	94
BCL	* WTI Crude Oil Future	09/30/2014		10,108	260
BOA	* Bovespa Index Future	08/14/2014	BRL	7,489	(109)
BOA	* Euro-Bund Future	09/10/2014	EUR	6,688	102
BOA	* Hang Seng China Enterprises Index Future	07/31/2014	HKD	39,397	71
BOA	* Japanese Government Bond Future, 10-Year	09/22/2014	JPY	1,161,625	35
BOA	* MSCI Taiwan Stock Index Future	07/30/2014		3,493	63
BOA	* SGX CNX Nifty Index Future	07/31/2014		166	1
BOA	* Swiss Market Index Future	09/19/2014	CHF	3,202	(44)
BOA	* U.K. Long Gilt Future	09/30/2014	GBP	1,099	1
BOA	* U.S. Treasury Note Future, 10-Year	09/30/2014		109,139	137
CIT	* Coffee ‘C’ Future	09/30/2014		316	13
CIT	* Corn Future	12/16/2014		833	(47)
CIT	* Cotton No.2 Future	12/22/2014		78	(5)
CIT	* LME Zinc Future	12/17/2014		268	10
CIT	* Soybean Future	11/18/2014		973	(47)
CIT	* Soybean Oil Future	12/23/2014		1,395	14
CIT	* Wheat Future	12/16/2014		291	(22)
MLP	* Lean Hogs Future	08/18/2014		1,660	40
MLP	* Live Cattle Future	09/16/2014		3,487	295
					$851

(1)Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian/Ashmore Emerging Market Small Cap Equity Fund * (f)

	Shares/Par †	Value
COMMON STOCKS - 97.6%

ARGENTINA - 1.7%
IRSA Inversiones y Representaciones SA - ADR (a)	36	$584

BRAZIL - 10.1%
Direcional Engenharia SA	63	327
GAEC Educacao SA	30	396
Iochpe-Maxion SA	65	571
Magazine Luiza SA	89	367
Tegma Gestao Logistica	47	452
Tereos Internacional SA	369	413
Tupy SA	42	366
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	21	364
Other Securities		133
		3,389
CHILE - 2.6%
Other Securities		874

CHINA - 12.9%
21Vianet Group Inc. - ADR (b)	30	894
Hollysys Automation Technologies Ltd. (b)	29	721
iKang Healthcare Group Inc. - ADR (b)	20	352
Noah Holdings Ltd. - ADS (a) (b)	28	397
Phoenix New Media Ltd. - ADR (b)	48	515
SouFun Holdings Ltd. - ADR	81	793
ZTE Corp. - Class H	225	443
Other Securities		231
		4,346
COLOMBIA - 1.7%
Avianca Holdings SA - ADR	35	567

EGYPT - 1.0%
Egyptian Financial Group-Hermes Holding - GDR (b)	85	349

HONG KONG - 8.8%
Hydoo International Holding Ltd.	1,310	404
Ju Teng International Holdings Ltd.	712	511
Pacific Basin Shipping Ltd. (a)	656	408
Other Securities		1,638
		2,961
INDIA - 7.0%
Balrampur Chini Mills Ltd.	321	431
Dewan Housing Finance Corp. Ltd.	77	461
Glenmark Pharmaceuticals Ltd.	35	333
Persistent Systems Ltd.	18	329
PI Industries Ltd.	66	369
Other Securities		438
		2,361
INDONESIA - 2.4%
Bank Tabungan Negara Persero Tbk PT	3,589	315
Other Securities		488
		803
MALAYSIA - 0.7%
Other Securities		227

MEXICO - 4.6%
Cydsa SAB de CV - Class A	219	555
Empresas ICA SAB de CV - ADR (a) (b)	48	376
Grupo Industrial Saltillo SAB de CV - Class A	139	338
Other Securities		268
		1,537
PHILIPPINES - 1.2%
Other Securities		394

RUSSIAN FEDERATION - 6.4%
Aeroflot - Russian Airlines OJSC (b)	247	410
LSR Group - GDR (b)	126	490
Luxoft Holding Inc. - Class A (a) (b)	11	404
Moscow Exchange MICEX-RTS OAO (b)	192	381
TMK OAO - GDR	49	474
		2,159
SOUTH AFRICA - 0.6%
Other Securities		193

SOUTH KOREA - 13.0%
Dongsung Finetec Co. Ltd.	31	362
Hyundai Department Store Co. Ltd.	3	414
Korean Reinsurance Co.	39	402
LF Corp.	15	412
Modetour Network Inc.	22	518
Nexen Tire Corp.	21	323
Samchuly Bicycle Co. Ltd.	27	524
Soulbrain Co. Ltd.	14	483
Other Securities		948
		4,386
TAIWAN - 19.7%
Capital Securities Corp.	1,049	402
Chimei Innolux Corp. (b)	1,522	714
Gloria Material Technology Corp.	434	389
Gourmet Master Co. Ltd.	42	326
Primax Electronics Ltd.	213	330
Shin Zu Shing Co. Ltd.	153	454
Simplo Technology Co. Ltd.	57	353
Tainan Spinning Co. Ltd.	629	410
Taiwan Paiho Ltd.	444	633
TTFB Co. Ltd.	29	334
Other Securities		2,264
		6,609
THAILAND - 1.7%
Other Securities		581

TURKEY - 1.5%
Turkiye Sise ve Cam Fabrikalari A/S	353	497
Total Common Stocks (cost $31,047)		32,817

PARTICIPATORY NOTES - 0.5%

SAUDI ARABIA - 0.5%
Other Securities		162
Total Participatory Notes (cost $153)		162

PREFERRED STOCKS - 0.9%

BRAZIL - 0.9%
Other Securities		308
Total Preferred Stocks (cost $307)		308

RIGHTS - 0.0%

CHILE - 0.0%
Other Securities		—
Total Rights (cost $0)		—

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 4.2%

Investment Company - 2.1%
JNL Money Market Fund, 0.01% (d) (e)	699	699

Securities Lending Collateral - 2.1%
Repurchase Agreement with BCL, 0.07% (Collateralized by $727 U.S. Treasury Note, 2.13%, due 06/30/21, value $727) acquired on 06/30/14, due 07/01/14 at $712	$712	712
Total Short Term Investments (cost $1,411)		1,411

Total Investments - 103.2% (cost $32,918)		34,698
Other Assets and Liabilities, Net - (3.2%)		(1,077)
Total Net Assets - 100.0%		$33,621

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	25.0%
Information Technology	20.9
Financials	18.2
Industrials	15.8
Materials	6.2
Health Care	4.2
Consumer Staples	3.5
Energy	2.2
Short Term Investments	4.0
Total Investments	100.0%

(a)                                 All or portion of the security was on loan.

(b)                                 Non-income producing security.

(c)                                  Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Financial Statements.

(d)                                 Investment in affiliate.

(e)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

(f)                                   For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2014.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

Curian/Baring International Fixed Income Fund

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 7.5%

GERMANY - 2.8%
Deutsche Telekom International Finance BV, 4.25%, 07/13/22, EUR	50	$81
FMS Wertmanagement AoeR, 2.00%, 05/23/18, EUR	400	580
		661
NETHERLANDS - 2.8%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.00%, 09/10/15, GBP	90	159
1.85%, 04/12/17, JPY	30,000	309
ING Bank NV, 5.38%, 04/15/21, GBP	100	194
		662
SWEDEN - 0.6%
Skandinaviska Enskilda Banken AB, 2.50%, 09/01/15, EUR	100	140

UNITED KINGDOM - 1.3%
Abbey National Treasury Services Plc, 4.13%, 09/14/17, GBP	80	144
SSE Plc, 8.38%, 11/20/28, GBP	60	148
		292
Total Corporate Bonds and Notes (cost $1,697)		1,755

GOVERNMENT AND AGENCY OBLIGATIONS - 90.4%

AUSTRALIA - 6.9%
Queensland Treasury Corp.
6.00%, 09/14/17, AUD	245	253
6.25%, 06/14/19, AUD	470	506
Treasury Corp. of Victoria, 5.75%, 11/15/16, AUD	150	151
Western Australian Treasury Corp.
8.00%, 07/15/17, AUD	530	573
7.00%, 10/15/19, AUD	100	111
		1,594
AUSTRIA - 2.3%
Austria Government Bond
3.20%, 02/20/17, EUR	100	148
3.40%, 11/22/22, EUR	150	241
4.15%, 03/15/37, EUR	80	146
		535
BELGIUM - 5.7%
Belgium Government Bond
4.25%, 09/28/21, EUR	400	669
2.25%, 06/22/23, EUR	450	655
		1,324
CANADA - 2.8%
Canada Housing Trust No. 1, 1.85%, 12/15/16, CAD	160	152
Province of Alberta, Canada, 1.75%, 06/15/17, CAD	150	141
Province of British Columbia, Canada, 3.70%, 12/18/20, CAD	360	367
		660
FINLAND - 1.5%
Finland Government Bond, 2.75%, 07/04/28, EUR	230	347

FRANCE - 7.5%
Agence Francaise de Developpement, 1.80%, 06/19/15, JPY	10,000	100
Caisse Francaise de Financement Local, 1.80%, 05/09/17, JPY	40,000	407
France Government Bond
3.50%, 04/25/26, EUR	144	231
5.75%, 10/25/32, EUR	330	680
4.75%, 04/25/35, EUR	175	328
		1,746
GERMANY - 2.8%
Bundesrepublik Deutschland
2.50%, 01/04/21, EUR	70	107
3.25%, 07/04/42, EUR	40	67
KFW
5.63%, 08/25/17, GBP	130	250
2.05%, 02/16/26, JPY	21,000	241
		665

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
IRELAND - 2.6%
Ireland Government Bond
4.60%, 04/18/16, EUR	300	443
4.50%, 10/18/18, EUR	100	159
		602
ITALY - 12.8%
Italy Buoni Poliennali Del Tesoro
4.25%, 02/01/15 - 09/01/19, EUR	595	904
3.50%, 06/01/18, EUR	230	343
3.75%, 08/01/21, EUR	570	865
4.75%, 08/01/23, EUR	550	884
		2,996
JAPAN - 12.5%
Japan Government Bond
0.80%, 12/20/22, JPY	38,000	386
1.90%, 06/20/25, JPY	20,000	224
1.60%, 06/20/30, JPY	25,500	271
1.40%, 12/20/32, JPY	27,000	271
1.70%, 06/20/33, JPY	76,000	794
2.00%, 09/20/41, JPY	77,450	826
1.80%, 09/20/43, JPY	15,000	152
		2,924
LUXEMBOURG - 1.8%
European Investment Bank
4.13%, 12/07/17, GBP	130	240
4.00%, 10/15/37, EUR	100	179
		419
MEXICO - 4.9%
Mexico Bonos
7.25%, 12/15/16, MXN	2,600	217
6.50%, 06/10/21, MXN	3,700	306
8.00%, 12/07/23, MXN	6,900	621
		1,144
NETHERLANDS - 3.9%
Netherlands Government Bond
1.25%, 01/15/19, EUR	300	426
3.75%, 01/15/23, EUR	290	479
		905
NORWAY - 0.5%
Norway Government Bond, 2.00%, 05/24/23, NOK	700	111

PHILIPPINES - 1.5%
Asian Development Bank, 2.35%, 06/21/27, JPY	30,000	349

POLAND - 4.8%
Poland Government Bond, 0.00%, 07/25/15 - 01/25/16 (a), PLN	3,520	1,120

SOUTH AFRICA - 0.4%
South Africa Government Bond, 7.00%, 02/28/31, ZAR	1,200	95

SPAIN - 9.8%
Spain Government Bond
3.80%, 01/31/17, EUR	290	429
4.10%, 07/30/18, EUR	570	875
2.75%, 04/30/19, EUR	220	322
5.50%, 04/30/21, EUR	390	657
		2,283
SWEDEN - 0.9%
Sweden Government Bond, 3.00%, 07/12/16, SEK	1,400	220

UNITED KINGDOM - 2.9%
United Kingdom Treasury Bond
1.75%, 07/22/19, GBP	340	574
4.50%, 09/07/34, GBP	50	101
		675
UNITED STATES OF AMERICA - 1.6%
International Bank for Reconstruction & Development, 5.40%, 06/07/21, GBP	190	386

Total Government and Agency Obligations (cost $20,351)		21,100

SHORT TERM INVESTMENTS - 0.7%

Investment Company - 0.7%
JNL Money Market Fund, 0.01% (b) (c)	152	152

Total Short Term Investments (cost $152)		152

Total Investments - 98.6% (cost $22,200)		23,007
Other Assets and Liabilities, Net - 1.4%		338
Total Net Assets - 100.0%		$23,345

Portfolio Composition:	Percentage of Total Investments
Government Securities	91.7%
Financials	6.6
Utilities	0.6
Telecommunication Services	0.4
Short Term Investments	0.7
Total Investments	100.0%

(a)                                 Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b)                                 Investment in affiliate.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

See accompanying Notes to Financial Statements.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JPY/USD	09/19/2014	SSB	JPY	252,669	$2,496	$19
NOK/USD	09/19/2014	SSB	NOK	1,720	280	1
SGD/USD	09/26/2014	DUB	SGD	130	104	—
USD/AUD	09/19/2014	GSC	AUD	(1,709)	(1,603)	(4)
USD/CAD	09/19/2014	DUB	CAD	(98)	(92)	(1)
USD/EUR	08/29/2014	DUB	EUR	(803)	(1,100)	(6)
USD/EUR	08/29/2014	SSB	EUR	(100)	(137)	(1)
USD/EUR	09/19/2014	DUB	EUR	(433)	(593)	(5)
USD/EUR	09/19/2014	SSB	EUR	(750)	(57)	—
USD/GBP	09/19/2014	DUB	GBP	(180)	(308)	(1)
USD/SEK	09/19/2014	SSB	SEK	(590)	(88)	(1)
					$(1,098)	$1

See accompanying Notes to Financial Statements.

Curian/BlackRock Global Long Short Credit Fund * (l)

	Shares/Par †	Value
COMMON STOCKS - 2.3%

NETHERLANDS - 0.2%
Other Securities		$972

UNITED KINGDOM - 0.2%
Other Securities		595

UNITED STATES OF AMERICA - 1.9%
Comcast Corp. - Class A	19	1,041
Oracle Corp.	15	603
Other Securities		5,476
		7,120
Total Common Stocks (cost $8,130)		8,687

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 16.0%

AUSTRALIA - 0.8%
Virgin Australia Trust
8.50%, 10/23/16 (b)	$1,188	1,223
7.13%, 10/23/18 (b)	1,314	1,358
6.00%, 10/23/20 (b)	574	597
		3,178
CANADA - 0.2%
Other Securities		790

GERMANY - 0.4%
Other Securities		1,569

GUERNSEY - 0.3%
Other Securities		1,057

IRELAND - 2.5%
ALME Loan Funding
0.00%,08/15/27 (c) (d) (e), EUR	310	410
0.00%,08/15/27 (c) (d) (e), EUR	250	327
0.00%,08/15/27 (c) (d) (e), EUR	1,390	1,898
Arbour Clo Ltd.
0.00%,06/16/27 (c) (e), EUR	338	435
0.00%,06/16/27 (c) (e), EUR	336	427
1.81%, 06/16/27 (c) (e), EUR	1,728	2,366
Other Securities		3,703
		9,566
ITALY - 0.6%
Banca Monte dei Paschi di Siena SpA, 4.88%, 09/15/16 (c), EUR	785	1,160
Other Securities		1,229
		2,389
NETHERLANDS - 2.0%
North Westerly CLO IV BV, 1.87%, 01/15/26 (c) (e), EUR	2,200	3,005
North Westerly CLO IV BV, 0.00%, 01/15/26 (c) (e), EUR	528	680
Other Securities		3,976
		7,661
PORTUGAL - 0.7%
Other Securities		2,503

SPAIN - 0.4%
Other Securities		1,468

UNITED KINGDOM - 0.3%
Other Securities		1,078

UNITED STATES OF AMERICA - 7.8%
American Airlines Pass-Through Trust
6.00%, 01/15/17 (b)	2,350	2,465
6.13%, 07/15/18 (b)	1,750	1,855
6.98%, 05/23/21	855	893
ING IM CLO Ltd., 4.98%, 10/15/22 (b) (e)	250	249
ING Investment Management Co., 2.94%, 01/18/26 (b) (e)	255	249
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,784
8.00%, 10/01/19	213	243
6.75%, 06/03/21	652	714
5.38%, 11/15/21	1,620	1,689
Other Securities		18,365
		29,506
Total Non-U.S. Government Agency Asset-Backed Securities (cost $59,682)		60,765

CORPORATE BONDS AND NOTES - 70.4%

AUSTRALIA - 0.0%
Other Securities		131

AUSTRIA - 0.1%
Other Securities		443

BARBADOS - 0.1%
Other Securities		528

BRAZIL - 0.7%
Petrobras Global Finance BV
4.88%, 03/17/20	550	565
5.38%, 10/01/29, GBP	145	228
6.63%, 01/16/34, GBP	420	715
7.25%, 03/17/44	925	1,020
		2,528
CANADA - 0.5%
Other Securities		2,072

CHILE - 0.1%
Other Securities		284

CZECH REPUBLIC - 0.3%
Other Securities		1,059

DENMARK - 0.4%
Other Securities		1,440

FRANCE - 3.1%
Numericable Group SA
4.88%, 05/15/19 (b)	945	970
5.38%, 05/15/22 (c), EUR	100	145
6.00%, 05/15/22 (b)	400	416
5.63%, 05/15/24 (c), EUR	240	351
6.25%, 05/15/24 (b)	270	282
Numericable Group SA Term Loan, 4.50%, 04/23/20 (e), EUR	720	991
Other Securities		8,685
		11,840
GERMANY - 5.7%
Commerzbank AG, 7.75%, 03/16/21, EUR	1,500	2,543
Kreditanstalt fuer Wiederaufbau
3.13%, 07/04/16, EUR	700	1,016
0.50%, 07/25/16, EUR	700	966
0.88%, 10/13/17, EUR	700	978
Volkswagen International Finance NV
5.50%, 11/09/15 (b) (h), EUR	400	640
5.50%, 11/09/15 (c) (h), EUR	4,700	7,507

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		8,018
		21,668
HONG KONG - 0.6%
Other Securities		2,107

IRELAND - 1.7%
Other Securities		6,494

ITALY - 9.5%
Arianna SPV Srl, 3.60%, 04/20/19 (c), EUR	1,925	2,722
Banca Monte dei Paschi di Siena SpA, 2.88%, 04/16/21 (c), EUR	1,150	1,629
Banca Popolare dell’Emilia Romagna SC, 3.38%, 10/22/18 (c), EUR	1,800	2,660
Banco Popolare SC, 3.50%, 03/14/19 (c), EUR	750	1,064
CNH Industrial Finance Europe SA, 2.75%, 03/18/19 (c), EUR	675	937
Mediobanca SpA
2.25%, 03/18/19 (c), EUR	925	1,299
3.63%, 10/17/23 (c) (e), EUR	1,405	2,153
Telecom Italia Finance SA
6.13%, 11/15/16 (c) (h), EUR	3,000	5,096
7.75%, 01/24/33, EUR	610	1,082
UniCredit SpA
3.25%, 01/14/21 (c), EUR	1,580	2,314
6.95%, 10/31/22 (c), EUR	620	1,031
5.75%, 10/28/25 (c), EUR	1,120	1,725
Unione di Banche Italiane SCpA
2.88%, 02/18/19 (c), EUR	900	1,297
3.13%, 10/14/20 (c), EUR	805	1,201
3.13%, 02/05/24 (c), EUR	215	316
Other Securities		9,439
		35,965
JAMAICA - 0.1%
Other Securities		260

JERSEY - 0.4%
Other Securities		1,697

LUXEMBOURG - 2.8%
Other Securities		10,531

MACAU - 0.1%
Other Securities		230

NETHERLANDS - 1.7%
Other Securities		6,319

POLAND - 0.2%
Other Securities		699

PORTUGAL - 0.5%
Other Securities		2,037

SINGAPORE - 0.2%
Other Securities		936

SPAIN - 5.1%
Banco Popular Espanol SA
11.50% (callable at 100 beginning 10/10/18) (c) (g), EUR	600	990
2.13%, 10/08/19, EUR	1,100	1,546
Bankia SA
3.50%, 01/17/19 (c), EUR	2,300	3,347
4.00%, 05/22/24 (c), EUR	700	953
BPE Financiaciones SA
2.88%, 05/19/16, EUR	1,500	2,104
2.50%, 02/01/17 (c), EUR	700	978
Cedulas TDA, 4.25%, 03/28/27, EUR	100	149
Cedulas TDA 1 Fondo de Titulizacion de Activos, 4.13%, 04/10/21, EUR	200	306
Cedulas TDA 6 Fondo de Titulizacion de Activos
3.88%, 05/23/25, EUR	800	1,168
4.25%, 04/10/31, EUR	1,200	1,741
Other Securities		6,012
		19,294
SWEDEN - 0.0%
Other Securities		152

SWITZERLAND - 1.0%
Other Securities		3,839

UNITED KINGDOM - 3.2%
AA Bond Co. Ltd.
9.50%, 07/31/19 (c), GBP	390	752
6.27%, 07/31/25 (c), GBP	1,015	2,015
Other Securities		9,245
		12,012
UNITED STATES OF AMERICA - 32.3%
Anadarko Petroleum Corp., 0.00%, 10/10/36 (j)	8,370	3,237
AT&T Inc.
0.00%, 11/27/22 (b) (j)	3,000	2,254
4.30%, 12/15/42	220	208
4.35%, 06/15/45	710	672
Bank of America Corp.
4.13%, 01/22/24	740	763
4.00%, 04/01/24	1,885	1,926
Burlington Northern Santa Fe LLC
3.75%, 04/01/24	360	371
4.90%, 04/01/44	3,110	3,319
Caesars Entertainment Corp. Term Loan, 9.75%, 01/28/18 (e)	1,191	1,174
Caesars Entertainment Operating Co. 1st Lien Term, 5.40%, 01/28/18 (e)	25	23
Caesars Entertainment Operating Co. Inc.
9.00%, 02/15/20	213	178
9.00%, 02/15/20	70	58
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00%, 09/17/20 (e)	1,306	1,313
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (g)	436	440
5.95% (callable at 100 beginning 01/30/23) (g)	554	560
6.30% (callable at 100 beginning 05/15/24) (g)	1,845	1,880
CNH Capital LLC
3.25%, 02/01/17	800	811
3.63%, 04/15/18	560	572
CNH Industrial Capital LLC, 3.38%, 07/15/19 (b)	250	248
Comcast Corp., 4.75%, 03/01/44	2,295	2,423
DIRECTV Holdings LLC
3.80%, 03/15/22	2,030	2,095
4.45%, 04/01/24	1,640	1,739
Goldman Sachs Group Inc.
1.83%, 11/29/23 (e)	1,870	1,927
4.25%, 01/29/26 (c), GBP	1,075	1,861
ING US Inc., 5.65%, 05/15/53 (e)	3,245	3,302
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (g)	1,520	1,511
5.15% (callable at 100 beginning 05/01/23) (g)	1,935	1,855
6.13% (callable at 100 beginning 04/30/24) (g)	425	434
6.75% (callable at 100 beginning 02/01/24) (g)	721	776

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

	Shares/Par †	Value
Morgan Stanley, 5.45%, (callable at 100 beginning 07/15/19) (g)	1,685	1,716
Morgan Stanley Co., 2.38%, 03/31/21, EUR	1,820	2,574
Oracle Corp., 3.40%, 07/08/24	2,200	2,199
Williams Cos. Inc.
4.55%, 06/24/24	4,000	4,037
7.50%, 01/15/31	330	390
8.75%, 03/15/32	600	781
5.75%, 06/24/44	425	429
Other Securities		72,548
		122,604
Total Corporate Bonds and Notes (cost $254,345)		267,169

GOVERNMENT AND AGENCY OBLIGATIONS - 11.6%

BELGIUM - 0.3%
Other Securities		991

ITALY - 3.0%
Italy Buoni Poliennali Del Tesoro
3.75%, 04/15/16, EUR	700	1,012
4.75%, 05/01/17, EUR	3,010	4,570
4.75%, 06/01/17, EUR	3,010	4,579
5.50%, 11/01/22, EUR	800	1,344
		11,505
LUXEMBOURG - 0.3%
Other Securities		965

NETHERLANDS - 0.3%
Other Securities		1,034

PORTUGAL - 0.3%
Other Securities		1,269

SPAIN - 2.4%
Spain Government Bond
2.10%, 04/30/17, EUR	1,900	2,698
5.40%, 01/31/23, EUR	2,454	4,127
Other Securities		2,441
		9,266
UNITED STATES OF AMERICA - 5.0%
U.S. Treasury Bond
3.63%, 08/15/43	1,940	2,045
3.38%, 05/15/44	2,335	2,346
U.S. Treasury Note
0.88%, 06/15/17	130	130
1.63%, 04/30/19	851	852
1.63%, 06/30/19	8,685	8,684
2.50%, 05/15/24	5,044	5,034
		19,091
Total Government and Agency Obligations (cost $43,046)		44,121

TRUST PREFERREDS - 0.2%

UNITED STATES OF AMERICA - 0.2%
Other Securities		569
Total Trust Preferreds (cost $528)		569

PREFERRED STOCKS - 2.4%

GERMANY - 0.3%
Other Securities		1,101

UNITED KINGDOM - 0.1%
Other Securities		245

	Shares/Par/Contracts †	Value
UNITED STATES OF AMERICA - 2.0%
Citigroup Inc., 6.88%, (callable at 25 beginning 11/15/23) (g)	50	1,354
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/25) (g)	53	1,302
Goldman Sachs Group Inc., 6.38%, (callable at 25 beginning 05/10/24) (g)	48	1,263
Other Securities		3,724
		7,643
Total Preferred Stocks (cost $8,840)		8,989

PURCHASED OPTIONS - 0.0%
Other Securities		61
Total Purchased Options (cost $146)		61

SHORT TERM INVESTMENTS - 30.7%

Repurchase Agreements - 30.7%

Australia - 0.2%
Repurchase Agreement with DUB, (0.10)% (Collateralized by $801 Westpac Banking Corp., 2.25%, due 07/30/18, value $818) acquired on 06/20/14, open maturity at $819	$819	819

Germany - 0.4%
Repurchase Agreement with JPM, 0.00% (Collateralized by EUR 725 Bundesobligation, 0.75%, due 02/24/17, value EUR 739) acquired on 04/04/14, open maturity at $1,014, EUR	741	1,014
Repurchase Agreement with JPM, 0.10% (Collateralized by EUR 323 Bundesrepublik Deutschland, 2.50%, due 01/04/21, value EUR 362) acquired on 04/04/14, open maturity at $493, EUR	360	493
		1,507
Italy - 2.4%
Repurchase Agreement with BBP, (0.18)% (Collateralized by EUR 340 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 377) acquired on 05/23/13, open maturity at $491, EUR	359	491
Repurchase Agreement with BBP, (0.18)% (Collateralized by EUR 850 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 942) acquired on 07/19/13, open maturity at $1,169, EUR	854	1,169
Repurchase Agreement with BBP, (0.28)% (Collateralized by EUR 340 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 377) acquired on 03/24/13, open maturity at $488, EUR	357	488
Repurchase Agreement with BBP, 0.08% (Collateralized by EUR 1,180 Italy Buoni Poliennali Del Tesoro, 4.25%, due 02/01/19, value EUR 1,341) acquired on 05/15/14, open maturity at $1,856, EUR	1,355	1,856
Repurchase Agreement with BBP, 0.08% (Collateralized by EUR 2,035 Italy Buoni Poliennali Del Tesoro, 3.75%, due 03/01/21, value EUR 2,264) acquired on 03/05/14, open maturity at $3,041, EUR	2,221	3,041
Repurchase Agreement with BBP, 0.08% (Collateralized by EUR 44 Italy Buoni Poliennali Del Tesoro, 4.50%, due 05/01/23, value EUR 51) acquired on 04/22/14, open maturity at $70, EUR	51	70

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

	Shares/Par †	Value
Repurchase Agreement with BBP, 0.10% (Collateralized by EUR 1,210 Italy Buoni Poliennali Del Tesoro, 3.50%, due 12/01/18, value EUR 1,326) acquired on 05/15/14, open maturity at $1,850, EUR	1,351	1,850
		8,965
Portugal - 0.4%
Repurchase Agreement with BBP, (0.18)% (Collateralized by EUR 1,150 Portugal Obrigacoes do Tesouro OT, 4.75%, due 06/14/19, value EUR 1,281) acquired on 07/19/13, open maturity at $1,579, EUR	1,153	1,579

Russian Federation - 0.1%
Repurchase Agreement with JPM, (0.05)% (Collateralized by $240 Russia Government International Bond, 7.50%, due 03/31/30, value $279) acquired on 06/09/14, open maturity at $299	299	299

Spain - 3.3%
Repurchase Agreement with BBP, (0.05)% (Collateralized by EUR 370 Spain Government Bond, 4.10%, due 07/30/18, value EUR 415) acquired on 12/09/13, open maturity at $560, EUR	409	560
Repurchase Agreement with BBP, (0.06)% (Collateralized by EUR 2,500 Spain Government Bond, 4.10%, due 07/30/18, value EUR 2,802) acquired on 11/14/13, open maturity at $3,666, EUR	2,677	3,666
Repurchase Agreement with BBP, (0.25)% (Collateralized by EUR 215 Spain Government Bond, 3.75%, due 10/31/18, value EUR 238) acquired on 04/22/14, open maturity at $328, EUR	239	328
Repurchase Agreement with BBP, 0.00% (Collateralized by EUR 1,140 Spain Government Bond, 4.60%, due 07/30/19, value EUR 1,324) acquired on 05/15/14, open maturity at $1,877, EUR	1,371	1,877
Repurchase Agreement with JPM, 0.08% (Collateralized by EUR 1,080 Spain Government Bond, 4.30%, due 10/31/19, value EUR 1,242) acquired on 05/15/14, open maturity at $1,737, EUR	1,269	1,737
Repurchase Agreement with JPM, 0.18% (Collateralized by EUR 760 Spain Government Bond, 2.75%, due 04/30/19, value EUR 811) acquired on 04/04/14, open maturity at $1,115, EUR	815	1,115
Repurchase Agreement with MSC, (0.10)% (Collateralized by EUR 490 Spain Government Bond, 5.50%, due 04/30/21, value EUR 603) acquired on 04/22/14, open maturity at $847, EUR	618	847
Repurchase Agreement with MSC, (0.35)% (Collateralized by EUR 1,600 Spain Government Bond, 4.10%, due 07/30/18, value EUR 1,793) acquired on 04/08/14, open maturity at $2,492, EUR	1,820	2,492
		12,622

United Kingdom - 0.1%
Repurchase Agreement with CGM, (1.25)% (Collateralized by $425 Standard Chartered Plc, 5.30%, due 01/09/43, value $435) acquired on 05/06/14, open maturity at $435	435	435

United States of America - 23.8%
Repurchase Agreement with BCL, (0.10)% (Collateralized by $540 Microsoft Corp., 2.38%, due 05/01/23, value $519) acquired on 05/15/14, open maturity at $518	518	518
Repurchase Agreement with BCL, (0.10)% (Collateralized by $650 Texas Instruments Inc., 1.00%, due 05/01/18, value $639) acquired on 05/24/13, open maturity at $639	639	639
Repurchase Agreement with BCL, 0.03% (Collateralized by $11,068 U.S. Treasury Note, 2.75%, due 11/15/23, value $11,338) acquired on 06/24/14, due 07/01/14 at $11,303	11,303	11,303
Repurchase Agreement with BNP, (0.07)% (Collateralized by $5 U.S Treasury Note, 1.50%, due 01/31/19, value $5) acquired on 03/03/14, open maturity at $5	5	5
Repurchase Agreement with BNP, (0.95)% (Collateralized by $147 U.S. Treasury Note, 1.50%, due 05/31/19, value $146) acquired on 06/30/14, open maturity at $146	146	146
Repurchase Agreement with CGM, (0.10)% (Collateralized by $230 Cox Communications Inc., 2.95%, due 06/30/23, value $219) acquired on 04/24/14, open maturity at $214	214	214
Repurchase Agreement with CGM, (0.10)% (Collateralized by $781 Cox Communications Inc., 2.95%, due 06/30/23, value $744) acquired on 04/14/14, open maturity at $732	732	732
Repurchase Agreement with CGM, (0.10)% (Collateralized by $540 International Business Machines Corp., 3.38%, due 08/01/23, value $546) acquired on 05/28/13, open maturity at $537	537	537
Repurchase Agreement with CSI, (0.06)% (Collateralized by $1,115 U.S Treasury Note, 0.75%, due 01/15/17, value $1,117) acquired on 01/23/14, open maturity at $1,114	1,114	1,114
Repurchase Agreement with CSI, (0.09)% (Collateralized by $28,900 U.S Treasury Note, 2.75%, due 11/15/23, value $29,607) acquired on 01/06/14, open maturity at $28,430	28,430	28,430
Repurchase Agreement with CSI, (0.15)% (Collateralized by $700 Ford Motor Credit Co. LLC, 4.75%, due 01/15/43, value $712) acquired on 09/11/13, open maturity at $635	635	635
Repurchase Agreement with CSI, (0.15)% (Collateralized by $850 Ford Motor Credit Co. LLC, 4.38%, due 08/06/23, value $911) acquired on 09/11/13, open maturity at $860	860	860
Repurchase Agreement with CSI, 0.00% (Collateralized by $75 U.S. Treasury Note, 2.75%, due 02/15/24, value $77) acquired on 05/20/14, open maturity at $77	77	77
Repurchase Agreement with CSI, 0.03% (Collateralized by $250 U.S Treasury Note, 2.00%, due 02/28/21, value $249) acquired on 03/13/14, open maturity at $247	247	247
Repurchase Agreement with CSI, 0.03% (Collateralized by $303 U.S. Treasury Note, 2.25%, due 04/30/21, value $306) acquired on 06/04/14, open maturity at $305	305	305

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repurchase Agreement with DUB, (0.08)% (Collateralized by $573 U.S Treasury Note, 0.63%, due 02/15/17, value $572) acquired on 02/24/14, open maturity at $572	572	572
Repurchase Agreement with DUB, (0.10)% (Collateralized by $235 Cox Communications Inc., 2.95%, due 06/30/23, value $224) acquired on 04/24/14, open maturity at $221	221	221
Repurchase Agreement with DUB, (0.10)% (Collateralized by $650 Amazon.com Inc., 2.50%, due 11/29/22, value $617) acquired on 04/30/14, open maturity at $611	611	611
Repurchase Agreement with DUB, (0.10)% (Collateralized by $679 Cox Communications Inc., 2.95%, due 06/30/23, value $646) acquired on 04/29/14, open maturity at $637	637	637
Repurchase Agreement with DUB, 0.06% (Collateralized by $2,200 U.S. Treasury Note, 2.13%, due 01/31/21, value $2,210) acquired on 06/25/14, open maturity at $2,228	2,228	2,228
Repurchase Agreement with MLP, (0.01)% (Collateralized by $4,265 U.S Treasury Note, 2.38%, due 12/31/20, value $4,357) acquired on 01/14/14, open maturity at $4,297	4,297	4,297
Repurchase Agreement with MLP, (0.03)% (Collateralized by $880 U.S Treasury Note, 0.25%, due 12/31/15, value $880) acquired on 01/06/14, open maturity at $878	878	878
Repurchase Agreement with MLP, (0.10)% (Collateralized by $732 U.S Treasury Note, 1.50%, due 12/31/18, value $732) acquired on 02/10/14, open maturity at $736	736	736
Repurchase Agreement with MLP, (0.13)% (Collateralized by $6,905 U.S. Treasury Note, 1.63%, due 03/31/19, value $6,925) acquired on 04/30/14, open maturity at $6,879	6,879	6,879
Repurchase Agreement with MLP, (0.15)% (Collateralized by $3,748 U.S. Treasury Note, 1.50%, due 02/28/19, value $3,742) acquired on 04/02/14, open maturity at $3,711	3,711	3,711
Repurchase Agreement with MLP, (0.15)% (Collateralized by $325 Amazon.com Inc., 2.50%, due 11/29/22, value $308) acquired on 05/01/14, open maturity at $312	312	312
Repurchase Agreement with MLP, (0.18)% (Collateralized by $9,760 U.S Treasury Note, 1.50%, due 12/31/18, value $9,766) acquired on 01/14/14, open maturity at $9,711	9,711	9,711
Repurchase Agreement with MLP, 0.02% (Collateralized by $9,451 U.S. Treasury Bond, 3.75%, due 11/15/43, value $10,189) acquired on 04/21/14, open maturity at $10,065	10,065	10,065
Repurchase Agreement with MLP, 0.03% (Collateralized by $1,944 U.S. Treasury Bond, 3.75%, due 11/15/43, value $2,096) acquired on 05/19/14, open maturity at $2,097	2,097	2,097
Repurchase Agreement with MLP, 0.04% (Collateralized by $1,505 U.S. Treasury Bond, 3.63%, due 02/15/44, value $1,585) acquired on 06/30/14, due 07/01/14 at $1,607	1,607	1,607
		90,324
Total Short Term Investments (cost $116,409)		116,550

Total Investments - 133.6% (cost $491,126)		506,911
Total Securities Sold Short - (30.5%) (proceeds $111,406)		(115,571)
Other Assets and Liabilities, Net - (3.1%)		(11,827)
Total Net Assets - 100.0%		$379,513

SECURITIES SOLD SHORT - 30.5%

CORPORATE BONDS AND NOTES - 2.0%

AUSTRALIA - 0.3%
Westpac Banking Corp., 2.25%, 07/30/18	$801	$818

UNITED KINGDOM - 0.1%
Standard Chartered Plc, 5.30%, 01/09/43 (b)	425	435

UNITED STATES OF AMERICA - 1.6%
Amazon.com Inc., 2.50%, 11/29/22	975	925
Cox Communications Inc., 2.95%, 06/30/23 (b)	1,925	1,833
Ford Motor Co., 4.75%, 01/15/43	700	712
Ford Motor Credit Co. LLC, 4.38%, 08/06/23	850	911
International Business Machines Corp., 3.38%, 08/01/23	540	546
Microsoft Corp., 2.38%, 05/01/23	540	519
Texas Instruments Inc., 1.00%, 05/01/18	650	639
		6,085
Total Corporate Bonds and Notes (proceeds $7,102)		7,338

GOVERNMENT AND AGENCY OBLIGATIONS - 28.5%

GERMANY - 0.4%
Bundesobligation, 0.75%, 02/24/17, EUR	725	1,011
Bundesrepublik Deutschland, 2.50%, 01/04/21, EUR	323	496
		1,507
ITALY - 2.4%
Italy Buoni Poliennali Del Tesoro
3.50%, 12/01/18, EUR	1,210	1,816
4.25%, 02/01/19, EUR	1,180	1,837
3.75%, 03/01/21, EUR	2,035	3,100
3.75%, 08/01/21, EUR	1,530	2,325
4.50%, 05/01/23, EUR	44	69
		9,147
PORTUGAL - 0.4%
Portugal Obrigacoes do Tesouro OT, 4.75%, 06/14/19, EUR	1,150	1,754

RUSSIAN FEDERATION - 0.1%
Russia Government International Bond, 7.50%, 03/31/30 (c)	240	279

SPAIN - 2.6%
Spain Government Bond
4.10%, 07/30/18, EUR	2,610	4,011
3.75%, 10/31/18, EUR	215	327
2.75%, 04/30/19, EUR	760	1,112
4.60%, 07/30/19, EUR	1,140	1,813
4.30%, 10/31/19, EUR	1,080	1,701
5.50%, 04/30/21, EUR	490	828
		9,792

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
UNITED STATES OF AMERICA - 22.6%
U.S. Treasury Bond
3.75%, 11/15/43	11,395	12,285
3.63%, 02/15/44	1,505	1,585
U.S. Treasury Note
0.25%, 12/31/15	880	880
0.75%, 01/15/17	1,115	1,117
0.63%, 02/15/17	573	572
1.50%, 12/31/18	10,492	10,499
1.50%, 01/31/19	5	5
1.50%, 02/28/19	3,748	3,742
1.63%, 03/31/19	6,905	6,925
2.38%, 12/31/20	4,265	4,357
2.13%, 01/31/21	2,200	2,210
2.00%, 02/28/21	250	249
2.25%, 04/30/21	303	306
2.75%, 11/15/23	39,968	40,945
2.75%, 02/15/24	75	77
		85,754

Total Government and Agency Obligations (proceeds $104,304)		108,233
Total Securities Sold Short - 30.5% (proceeds $111,406)		$115,571

(a)	Non-income producing security.
(b)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of June 30, 2014, the aggregate value of these liquid securities was $62,675 for long term investments and ($2,268) for securities sold short which represented 16.5% and (0.6%) of net assets, respectively.

(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Financial Statements.

(e)	Variable rate security. Rate stated was in effect as of June 30, 2014.
(f)	This variable rate senior loan will settle after June 30, 2014, at which time the interest rate will be determined.
(g)	Perpetual security.
(h)	Convertible security.
(i)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(l)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2014.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Financials	23.9%
Non-U.S. Government Agency ABS	12.0
Consumer Discretionary	10.0
Government Securities	8.7
Industrials	4.9
Information Technology	4.0
Energy	3.9
Telecommunication Services	3.9
Health Care	2.8
Materials	1.8
Utilities	0.8
Consumer Staples	0.3
Short Term Investments	23.0
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Government Securities	93.7
Financials	1.9
Telecommunication Services	1.6
Consumer Discretionary	1.4
Information Technology	1.0
Industrials	0.4
Total Short Investments	100.0%

See accompanying Notes to Financial Statements.

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of June 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
AA Bond Co. Ltd., 6.27%, 07/31/25	06/26/2013	$1,585	$2,015	0.5%
AA Bond Co. Ltd., 9.50%, 07/31/19	06/26/2013	602	752	0.2
ALME Loan Funding, 0.00%, 08/15/27	06/06/2014	1,893	1,898	0.5
ALME Loan Funding, 0.00%, 08/15/27	06/06/2014	408	410	0.1
ALME Loan Funding, 0.00%, 08/15/27	06/06/2014	326	327	0.1
APERAM, 0.63%, 07/08/21	06/30/2014	800	800	0.2
AXA SA, 3.88%, callable at 100 beginning 10/08/25	05/19/2014	817	813	0.2
Achmea BV, 6.00%, 04/04/43	07/09/2013	409	461	0.1
Achmea Hypotheekbank NV, 2.75%, 02/18/21	02/12/2014	681	725	0.2
Aldesa Financial Services SA, 7.25%, 04/01/21	03/28/2014	268	278	0.1
Allied Irish Banks Plc, 2.75%, 04/16/19	04/10/2014	1,661	1,668	0.4
Altice SA, 7.25%, 05/15/22	04/24/2014	1,112	1,168	0.3
Arbour Clo Ltd., 0.00%, 06/16/27	05/19/2014	456	435	0.1
Arbour Clo Ltd., 0.00%, 06/16/27	05/19/2014	454	427	0.1
Arbour Clo Ltd., 1.81%, 06/16/27	05/19/2014	2,367	2,366	0.6
Ardagh Packaging Finance Plc, 4.25%, 01/15/22	06/23/2014	408	406	0.1
Ares XXV CLO Ltd., 3.38%, 01/17/24	10/04/2013	249	250	0.1
Arianna SPV Srl, 3.60%, 04/20/19	02/24/2014	2,713	2,722	0.7
Astaldi SpA, 7.13%, 12/01/20	11/29/2013	717	759	0.2
Atalaya Luxco, 11.50%, 05/30/20	05/29/2014	1,364	1,369	0.4
Atrium European Real Estate Ltd., 4.00%, 04/20/20	05/03/2013	1,052	1,171	0.3
Avoca CLO XI Ltd., 1.83%, 07/15/27	05/12/2014	1,513	1,506	0.4
BPCE SA, 5.25%, 04/16/29	04/10/2014	168	172	—
BPE Financiaciones SA, 2.50%, 02/01/17	01/31/2014	949	978	0.3
Banca Monte dei Paschi di Siena SpA, 2.88%, 04/16/21	04/16/2014	1,593	1,629	0.4
Banca Monte dei Paschi di Siena SpA, 4.88%, 09/15/16	06/28/2013	1,059	1,160	0.3
Banca Popolare dell’Emilia Romagna SC, 3.38%, 10/22/18	10/09/2013	2,461	2,660	0.7
Banco Bilbao Vizcaya Argentaria SA, 7.00%, callable at 100 beginning 02/19/19	02/12/2014	822	869	0.2
Banco Bilbao Vizcaya Argentaria SA, 9.00%, callable at 100 beginning 05/09/18	12/02/2013	629	673	0.2
Banco Popolare SC, 3.50%, 03/14/19	03/07/2014	1,036	1,064	0.3
Banco Popular Espanol SA, 11.50%, callable at 100 beginning 10/10/18	10/04/2013	820	990	0.3
Banco Santander SA, 6.25%, callable at 100 beginning 03/12/19	03/06/2014	549	564	0.1
Bank of Ireland, 3.25%, 01/15/19	01/15/2014	1,455	1,509	0.4
Bankia SA, 3.50%, 01/17/19	01/10/2014	3,115	3,347	0.9
Bankia SA, 4.00%, 05/22/24	05/16/2014	949	953	0.3
Bayerische Landesbank, 1.15%, 02/07/19	05/08/2013	725	746	0.2
Berica PMI, 2.72%, 05/01/57	07/15/2013	1,158	1,229	0.3
Bilbao Luxembourg SA, 10.50%, 12/01/18	10/18/2013	423	442	0.1
Blackstone CQP Holdco LP, 9.30%, 03/18/19	03/18/2014	561	562	0.1
CE Energy A/S, 7.00%, 02/01/21	02/03/2014	452	487	0.1
CNH Industrial Finance Europe SA, 2.75%, 03/18/19	03/14/2014	931	937	0.2
CRH Finance Ltd., 3.13%, 04/03/23	05/03/2013	888	966	0.3
CVC Cordatus Loan Fund III Ltd., 1.85%, 07/08/27	03/28/2014	1,754	1,747	0.5
Caixa Geral de Depositos SA, 5.63%, 12/04/15	05/03/2013	805	865	0.2
CaixaBank SA, 4.50%, 11/22/16	11/13/2013	1,478	1,592	0.4
Caja Rural de Navarra, 2.88%, 06/11/18	05/30/2013	1,158	1,314	0.3
Cirsa Funding Luxembourg SA, 8.75%, 05/15/18	02/11/2014	264	270	0.1
Coventry Building Society, 6.38%, callable at 100 beginning 11/01/19	06/20/2014	341	341	0.1
Credit Suisse AG, 5.75%, 09/18/25	11/01/2013	392	428	0.1
Credito Emiliano SpA, 3.25%, 07/09/20	07/05/2013	664	775	0.2
Electricite de France, 5.00%, callable at 100 beginning 01/22/26	01/16/2014	673	735	0.2
Enterprise Funding Ltd., 3.50%, 09/10/20	09/06/2013	468	526	0.1
European Financial Stability Facility, 0.50%, 03/07/16	05/16/2014	964	965	0.3
European Union, 2.50%, 12/04/15	05/16/2014	992	991	0.3
FGA Capital Ireland Plc, 2.63%, 04/17/19	04/10/2014	586	597	0.2
FTE Verwaltungs GmbH, 9.00%, 07/15/20	11/11/2013	610	645	0.2
Fresenius Finance BV, 3.00%, 02/01/21	01/10/2014	1,506	1,621	0.4
GELF Bond Issuer I SA, 3.13%, 04/03/18	05/03/2013	1,602	1,756	0.5
German Residential Funding Plc, 4.47%, 08/27/24	06/14/2013	1,449	1,569	0.4
Goldman Sachs Group Inc., 4.25%, 01/29/26	01/23/2014	1,767	1,861	0.5
HSH Nordbank AG, 1.18%, 02/14/17	05/03/2013	1,207	1,499	0.4
House of Fraser Funding Plc, 8.88%, 08/15/18	05/03/2013	584	665	0.2

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
IVS F. SpA, 7.13%, 04/01/20	05/03/2013	$161	$162	—%
Intesa Sanpaolo SpA, 3.50%, 01/17/22	02/12/2014	858	926	0.2
Intralot Finance Luxembourg SA, 9.75%, 08/15/18	08/02/2013	1,421	1,699	0.4
Jubilee CDO BV, 1.83%, 04/15/27	05/09/2014	1,446	1,437	0.4
Kerneos Tech Group SAS, 5.06%, 03/01/21	02/28/2014	178	180	—
Kerneos Tech Group SAS, 5.75%, 03/01/21	02/28/2014	245	256	0.1
Lion/Seneca France 2, 7.88%, 04/15/19	04/21/2014	746	732	0.2
Lloyds Banking Group Plc, 6.38%, callable at 100 beginning 06/27/20	04/03/2014	1,336	1,382	0.4
Mahle GmbH, 2.50%, 05/14/21	05/12/2014	514	518	0.1
Marks & Spencer Plc, 4.75%, 06/12/25	01/10/2014	426	457	0.1
Mediobanca SpA, 2.25%, 03/18/19	03/12/2014	1,281	1,299	0.3
Mediobanca SpA, 3.63%, 10/17/23	10/11/2013	1,893	2,153	0.6
North Westerly CLO IV BV, 1.87%, 01/15/26	12/12/2013	3,018	3,005	0.8
North Westerly CLO IV BV, 0.00%, 01/15/26	12/13/2013	671	680	0.2
Numericable Group SA, 5.38%, 05/15/22	04/24/2014	138	145	—
Numericable Group SA, 5.63%, 05/15/24	04/24/2014	332	351	0.1
Paragon Mortgages No. 13 Plc, 0.41%, 01/15/39	08/22/2013	563	597	0.2
Pension Insurance Corp Plc, 6.50%, 07/03/24	06/27/2014	295	297	0.1
Phosphorus Holdco Plc, 10.00%, 04/01/19	11/01/2013	437	431	0.1
Play Finance 1 SA, 6.50%, 08/01/19	01/27/2014	424	455	0.1
Play Finance 2 SA, 5.25%, 02/01/19	01/27/2014	232	244	0.1
Portugal Government International Bond, 3.50%, 03/25/15	06/04/2013	1,252	1,269	0.3
RBS Capital Trust B, 6.80%, callable at 100 beginning 09/30/14	11/14/2013	155	161	—
RPG Byty Sro, 6.75%, 05/01/20	05/06/2013	531	572	0.2
SGD Group SAS, 5.63%, 05/15/19	04/16/2014	186	191	0.1
Snai SpA, 7.63%, 06/15/18	11/29/2013	231	253	0.1
St. Pauls CLO Ltd., 1.85%, 04/25/28	03/27/2014	2,063	2,053	0.5
TAGUS-Sociedade de Titularizacao de Creditos SA, 2.98%, 02/16/18	03/27/2014	2,513	2,503	0.7
TMF Group Holding BV, 9.88%, 12/01/19	06/26/2013	423	486	0.1
Telecom Italia Finance SA, 6.13%, 11/15/16	11/11/2013	4,008	5,096	1.3
Telecom Italia SpA, 4.50%, 01/25/21	01/17/2014	542	585	0.2
UBS AG, 4.75%, 05/22/23	05/16/2013	300	307	0.1
UBS AG, 4.75%, 02/12/26	02/07/2014	899	969	0.3
UBS AG, 5.13%, 05/15/24	05/09/2014	774	777	0.2
UniCredit SpA, 3.25%, 01/14/21	01/08/2014	2,141	2,314	0.6
UniCredit SpA, 5.75%, 10/28/25	10/22/2013	1,531	1,725	0.5
UniCredit SpA, 6.95%, 10/31/22	05/24/2013	860	1,031	0.3
Unione di Banche Italiane SCpA, 2.88%, 02/18/19	02/11/2014	1,227	1,297	0.3
Unione di Banche Italiane SCpA, 3.13%, 10/14/20	10/08/2013	1,092	1,201	0.3
Unione di Banche Italiane SCpA, 3.13%, 02/05/24	01/30/2014	294	316	0.1
Volkswagen International Finance NV, 5.50%, 11/09/15	01/03/2014	7,416	7,507	2.0
Vougeot Bidco Plc, 7.88%, 07/15/20	07/17/2013	579	704	0.2
Voyage Care Bondco Plc, 11.00%, 02/01/19	02/11/2014	794	843	0.2
Wind Acquisition Finance SA, 4.00%, 07/15/20	06/25/2014	1,092	1,097	0.3
Wind Acquisition Finance SA, 4.21%, 07/15/20	06/25/2014	503	512	0.1
Xefin Lux SCA, 4.06%, 06/01/19	05/22/2014	965	968	0.3
		$110,848	$117,568	31.0%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Index Options
CBOE Volatility Index Call Option	07/16/2014	20.00	90	$(1)
Options on Securities
PowerShares QQQ Trust Put Option	07/03/2014	85.00	150	$—
SPDR S&P 500 ETF Trust Put Option	07/19/2014	178.00	368	(4)
SPDR S&P 500 ETF Trust Put Option	07/19/2014	184.00	30	(1)
SPDR S&P 500 ETF Trust Put Option	08/16/2014	180.00	184	(7)
			732	$(12)

See accompanying Notes to Financial Statements.

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at December 31, 2013	5,550,955	$50
Options written during the period	48,391,626	124
Options closed during the period	(664)	(50)
Options expired during the period	(53,941,095)	(95)
Options outstanding at June 30, 2014	822	$29

Schedule of Open Futures Contracts

	Expiration	Contracts (Short)	Unrealized Appreciation / (Depreciation)
EURO STOXX Banks Index Future	September 2014	(198)	$122
Euro-Bobl Future	September 2014	(221)	(208)
Euro-Bund Future	September 2014	(63)	(171)
Euro-Schatz Future	September 2014	(29)	(1)
NASDAQ 100 E-Mini Future	September 2014	(32)	(31)
S&P 500 E-Mini Index Future	September 2014	(31)	(26)
U.K. Long Gilt Future	September 2014	(107)	—
U.S. Treasury Long Bond Future, 20-Year	September 2014	(25)	5
U.S. Treasury Note Future, 10-Year	September 2014	(39)	3
U.S. Treasury Note Future, 5-Year	September 2014	(8)	2
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2014	(23)	(7)
			$(312)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	07/23/2014	CIT	AUD	296	$279	$2
GBP/USD	07/23/2014	JPM	GBP	1,000	1,711	31
GBP/USD	07/23/2014	BOA	GBP	1,000	1,711	18
GBP/USD	07/23/2014	GSC	GBP	454	777	14
GBP/USD	07/23/2014	DUB	GBP	2,030	3,473	63
GBP/USD	07/23/2014	BNP	GBP	500	856	18
USD/AUD	07/23/2014	UBS	AUD	(36)	(34)	—
USD/CHF	07/23/2014	UBS	CHF	(99)	(111)	1
USD/CHF	07/23/2014	UBS	CHF	(169)	(191)	(2)
USD/EUR	07/07/2014	JPM	EUR	(1,000)	(1,369)	(10)
USD/EUR	07/07/2014	UBS	EUR	(7,730)	(10,585)	(88)
USD/EUR	07/23/2014	BBP	EUR	(9,989)	(13,679)	15
USD/EUR	07/23/2014	DUB	EUR	(305)	(418)	(4)
USD/EUR	09/15/2014	DUB	EUR	(90,000)	(123,273)	1,477
USD/GBP	07/23/2014	BBP	GBP	(11,093)	(18,981)	(345)
USD/GBP	07/23/2014	CIT	GBP	(185)	(317)	(2)
USD/SEK	07/23/2014	DUB	SEK	(798)	(119)	3
					$(160,270)	$1,191

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)	Unrealized (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	1.03%	04/07/2017	600	$(2)
N/A	3-Month LIBOR	Receiving	1.01%	04/28/2017	600	(2)
N/A	3-Month LIBOR	Receiving	0.92%	05/16/2017	290	—
N/A	3-Month LIBOR	Receiving	2.69%	06/20/2024	2,000	(14)
N/A	3-Month LIBOR	Receiving	2.69%	06/20/2024	3,250	(22)
N/A	3-Month LIBOR	Receiving	3.37%	06/20/2044	1,250	(15)

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

Counterparty	Floating Rate Index	Fund Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued)
N/A	London-Interbank Offered Rate	Receiving	2.82%	04/07/2024	GBP	2,268	$(23)
							$(78)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
JPM	Abbott Laboratories, 4.13%, 05/27/2020	N/A	1.00%	12/20/2018	$1,620	$(57)	$(57)	$—
CIT	Anadarko Petroleum Corp., 5.95%, 09/15/2016	N/A	1.00%	12/20/2016	2,930	(62)	(38)	(24)
CIT	Apache Corp., 7.00%, 02/01/2018	N/A	1.00%	06/20/2018	280	(8)	(7)	(1)
BNP	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	09/20/2018	580	(11)	4	(15)
DUB	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	09/20/2018	590	(11)	3	(13)
JPM	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	09/20/2018	570	(10)	4	(15)
JPM	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	06/20/2019	750	(7)	(5)	(2)
JPM	Beazer Homes USA Inc., 9.13%, 06/15/2018	N/A	5.00%	12/20/2018	500	(40)	(4)	(37)
CSI	Boston Scientific Corp., 6.40%, 06/15/2016	N/A	1.00%	12/20/2018	1,620	(36)	(21)	(16)
GSI	Campbell Soup Co., 3.05%, 07/15/2017	N/A	1.00%	09/20/2019	500	(10)	(9)	(1)
GSI	Campbell Soup Co., 3.05%, 07/15/2017	N/A	1.00%	09/20/2019	430	(9)	(8)	(1)
GSI	Campbell Soup Co., 3.05%, 07/15/2017	N/A	1.00%	09/20/2019	700	(14)	(13)	(2)
BBP	Cardinal Health Inc., 1.90%, 06/15/2017	N/A	1.00%	12/20/2018	1,620	(54)	(49)	(5)
DUB	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	03/20/2019	1,160	(21)	(9)	(11)
GSB	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	09/20/2018	1,350	(25)	6	(31)
JPM	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	03/20/2019	1,000	(18)	(8)	(10)
GSI	Clorox Company, 3.55%, 11/01/2015	N/A	1.00%	09/20/2019	480	(10)	(10)	1
CIT	ConocoPhillips, 5.90%, 10/15/2032	N/A	1.00%	06/20/2018	560	(19)	(20)	—
JPM	Dow Chemical Co., 7.38%, 11/01/2029	N/A	1.00%	09/20/2018	730	(17)	(3)	(14)
BOA	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	925	17	38	(22)
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	895	16	43	(27)
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	09/20/2019	490	11	11	(1)
CIT	Finmeccanica Finance S.A., 5.75%, 12/12/2018	N/A	5.00%	06/20/2018	500	(68)	(34)	(35)
CSI	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	N/A	1.00%	06/20/2019	320	—	12	(12)
DUB	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	N/A	1.00%	06/20/2019	320	—	11	(11)
BOA	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	828	(20)	(20)	—
CIT	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	472	(11)	(10)	(1)
DUB	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	479	(12)	(11)	—
CSI	General Mills Inc., 5.70%, 02/15/2017	N/A	1.00%	09/20/2019	691	(22)	(22)	—
CSI	General Mills Inc., 5.70%, 02/15/2017	N/A	1.00%	09/20/2019	500	(16)	(16)	—
CSI	General Mills Inc., 5.70%, 02/15/2017	N/A	1.00%	09/20/2019	430	(13)	(14)	—
BBP	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	109	(1)	(1)	(1)
BNP	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	151	(2)	(1)	(1)
BOA	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	89	(1)	(1)	—
CIT	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	144	(2)	(1)	(1)
CIT	Halliburton Co., 8.75%, 02/15/2021	N/A	1.00%	06/20/2018	560	(18)	(17)	(1)
DUB	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	03/20/2019	140	(2)	2	(4)
DUB	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	03/20/2019	140	(2)	2	(4)
JPM	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	12/20/2018	1,000	(18)	31	(49)
JPM	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	03/20/2019	200	(3)	2	(6)
JPM	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	03/20/2019	200	(3)	2	(6)
GSB	HSBC Bank Plc, 4.00%, 01/15/2021	N/A	1.00%	09/20/2018	1,849	(46)	(2)	(44)
GSI	International Business Machines Corp., 5.70%, 09/14/2017	N/A	1.00%	12/20/2018	1,620	(49)	(49)	—
BBP	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	1,547	(27)	(7)	(20)
CIT	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	3,300	(57)	(15)	(44)
DUB	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	6,846	(107)	(55)	(53)
CIT	iTraxx Europe Series 9	N/A	5.00%	06/20/2018	2,492	(217)	254	(475)
JPM	Kohl’s Corporation, 6.25%, 12/15/2017	N/A	1.00%	06/20/2019	1,080	9	23	(14)
BBP	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	03/20/2019	285	1	6	(6)
CSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	1,279	(39)	(38)	(2)

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
GSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	$341	$(10)	$(10)	$—
CIT	Occidental Petroleum Corp., 4.13%, 06/01/2016	N/A	1.00%	06/20/2018	560	(15)	(13)	(2)
BNP	Peugeot SA, 8.38%, 07/15/2014	N/A	5.00%	09/20/2018	315	(35)	8	(44)
CIT	Peugeot SA, 8.38%, 07/15/2014	N/A	5.00%	06/20/2018	2,191	(239)	125	(368)
BBP	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,275	2	23	(22)
JPM	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	865	1	14	(13)
BBP	Republic of Portugal, 5.45%, 09/23/2013	N/A	1.00%	12/20/2015	780	(2)	30	(32)
JPM	Republic of Portugal, 5.45%, 09/23/2013	N/A	1.00%	06/20/2015	1,250	(4)	27	(32)
JPM	Sony Corp., 1.57%, 06/19/2015	N/A	1.00%	03/20/2019	1,407	25	91	(66)
JPM	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	03/20/2017	410	(2)	1	(3)
JPM	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	03/20/2017	1,590	(8)	—	(8)
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	400	8	14	(7)
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	09/20/2019	520	(9)	(8)	—
DUB	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	09/20/2019	380	(6)	(6)	(1)
CSI	Western Union Co., 3.65%, 08/22/2018	N/A	1.00%	09/20/2019	1,400	25	26	(1)
					$61,535	$(1,410)	$201	$(1,636)

Credit default swap agreements - sell protection (3)
BBP	Advanced Micro Devices Inc., 7.75%, 08/01/2020	3.64%	5.00%	09/20/2019	$(100)	$6	$6	$—
GSI	Advanced Micro Devices Inc., 7.75%, 08/01/2020	2.69%	5.00%	06/20/2018	(200)	17	(16)	34
GSI	Advanced Micro Devices Inc., 7.75%, 08/01/2020	2.86%	5.00%	09/20/2018	(200)	17	(16)	33
JPM	Advanced Micro Devices Inc., 7.75%, 08/01/2020	2.86%	5.00%	09/20/2018	(200)	17	(14)	31
JPM	Advanced Micro Devices Inc., 7.75%, 08/01/2020	3.48%	5.00%	06/20/2019	(500)	34	22	13
CSI	Ardagh Packaging Finance Plc, 9.25%, 10/15/2020	2.90%	5.00%	06/20/2018	(1,780)	140	72	71
BBP	Astaldi SpA, 7.13%, 12/01/2020	3.29%	5.00%	06/20/2019	(49)	4	1	3
CSI	Astaldi SpA, 7.13%, 12/01/2020	3.29%	5.00%	06/20/2019	(74)	6	1	5
CSI	Astaldi SpA, 7.13%, 12/01/2020	3.29%	5.00%	06/20/2019	(137)	11	5	6
CSI	Astaldi SpA, 7.13%, 12/01/2020	3.29%	5.00%	06/20/2019	(55)	4	2	3
DUB	Astaldi SpA, 7.13%, 12/01/2020	3.29%	5.00%	06/20/2019	(48)	4	2	2
GSI	Astaldi SpA, 7.13%, 12/01/2020	3.29%	5.00%	06/20/2019	(75)	6	2	4
GSI	AvalonBay Communities Inc., 5.75%, 09/15/2016	0.45%	1.00%	06/20/2019	(500)	13	13	1
BBP	Bayerische Landesbank, 4.38%, 01/22/2014	0.72%	1.00%	12/20/2018	(972)	12	2	10
BBP	Beazer Homes USA Inc., 9.13%, 06/15/2018	3.45%	5.00%	06/20/2019	(125)	9	4	5
BOA	Beazer Homes USA Inc., 9.13%, 05/15/2019	3.45%	5.00%	06/20/2019	(100)	7	5	3
DUB	Beazer Homes USA Inc., 9.13%, 05/15/2019	3.45%	5.00%	06/20/2019	(100)	7	4	3
DUB	Beazer Homes USA Inc., 9.13%, 05/15/2019	3.45%	5.00%	06/20/2019	(100)	7	4	3
DUB	Beazer Homes USA Inc., 9.13%, 05/15/2019	3.62%	5.00%	09/20/2019	(100)	7	6	—
GSI	Beazer Homes USA Inc., 9.13%, 05/15/2019	3.45%	5.00%	06/20/2019	(25)	2	1	1
GSI	Beazer Homes USA Inc., 9.13%, 05/15/2019	3.45%	5.00%	06/20/2019	(100)	7	5	3
CIT	Best Buy Co. Inc., 5.50%, 03/15/2021	2.42%	5.00%	06/20/2019	(500)	59	37	23
CSI	Best Buy Co. Inc., 5.50%, 03/15/2021	2.42%	5.00%	06/20/2019	(300)	36	23	13
GSI	Boyd Gaming Corp., 7.13%, 02/01/2016	3.81%	5.00%	06/20/2019	(300)	16	12	5
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	1.53%	5.00%	03/20/2019	(247)	39	39	—
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	1.53%	5.00%	03/20/2019	(247)	39	38	1
GSI	ERP Operating LP, 5.75%, 06/15/2017	0.44%	1.00%	06/20/2019	(500)	13	14	—
BOA	General Motors Co., 4.88%, 10/02/2023	1.16%	5.00%	12/20/2018	(250)	41	40	2
DUB	General Motors Co., 6.25%, 10/02/2043	1.32%	5.00%	06/20/2019	(750)	130	123	9
BNP	Glencore Finance Europe, 6.50%, 02/27/2019	1.89%	1.00%	06/20/2021	(174)	(10)	(17)	7
CIT	Glencore Finance Europe, 6.50%, 02/27/2019	1.89%	1.00%	06/20/2021	(347)	(20)	(34)	14
CIT	Goodyear Tire & Rubber Co., 7.00%, 03/15/2028	2.14%	5.00%	06/20/2019	(300)	40	37	3
CIT	Hochtief AG, 3.88%, 03/20/2020	1.96%	5.00%	06/20/2019	(75)	11	8	3
CSI	Hochtief AG, 3.88%, 03/20/2020	1.96%	5.00%	06/20/2019	(171)	25	20	5
CSI	Hochtief AG, 3.88%, 03/20/2020	1.96%	5.00%	06/20/2019	(171)	25	20	5
CSI	Hochtief AG, 3.88%, 03/20/2020	1.96%	5.00%	06/20/2019	(507)	73	57	16
BBP	Hovnanian Enterprises Inc., 8.63%, 01/15/2017	4.17%	5.00%	06/20/2019	(300)	11	—	12
DUB	Hovnanian Enterprises Inc., 8.63%, 01/15/2017	4.34%	5.00%	09/20/2019	(100)	3	2	1
GSI	Hovnanian Enterprises Inc., 8.63%, 01/15/2017	4.17%	5.00%	06/20/2019	(200)	7	—	7
JPM	Hovnanian Enterprises Inc., 8.63%, 01/15/2017	4.17%	5.00%	06/20/2019	(100)	4	—	4

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (3) (continued)
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	$(1,767)	$28	$3	$25
BBP	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,232)	222	211	13
CIT	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,767)	318	299	21
DUB	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(876)	158	149	10
CSI	K Hovnanian Enterprises Inc., 8.63%, 01/15/2017	3.77%	5.00%	12/20/2018	(200)	10	(5)	16
JPM	K Hovnanian Enterprises Inc., 8.63%, 01/15/2017	3.77%	5.00%	12/20/2018	(500)	25	(12)	38
JPM	K Hovnanian Enterprises Inc., 8.63%, 01/15/2017	3.77%	5.00%	12/20/2018	(300)	15	(9)	24
JPM	MGIC Investment Corp., 5.38%, 11/01/2015	2.25%	5.00%	03/20/2019	(360)	43	36	8
MSS	MGIC Investment Corp., 5.38%, 11/01/2015	2.36%	5.00%	06/20/2019	(500)	60	58	3
CSI	Norske Skogindustrier ASA, 7.00%, 06/26/2017	7.81%	5.00%	12/20/2014	(767)	(10)	(120)	111
CSI	Norske Skogindustrier ASA, 7.00%, 06/26/2017	19.47%	5.00%	12/20/2018	(164)	(64)	(65)	2
BOA	Radian Group Inc., 9.00%, 06/15/2017	2.73%	5.00%	06/20/2019	(500)	52	52	—
JPM	Radian Group Inc., 9.00%, 06/15/2017	2.61%	5.00%	03/20/2019	(360)	37	34	4
BBP	Republic of France, 4.25%, 04/25/2019	0.71%	0.25%	06/20/2023	(780)	(29)	(61)	32
CIT	Republic of France, 4.25%, 04/25/2019	0.71%	0.25%	06/20/2023	(530)	(20)	(44)	24
CIT	Rexel SA, 5.13%, 06/15/2020	2.48%	5.00%	06/20/2019	(164)	19	17	2
CIT	Rexel SA, 5.13%, 06/15/2020	2.48%	5.00%	06/20/2019	(55)	6	6	—
CIT	Rexel SA, 5.13%, 06/15/2020	2.48%	5.00%	06/20/2019	(130)	15	14	1
DUB	Rexel SA, 5.13%, 06/15/2020	2.48%	5.00%	06/20/2019	(130)	15	15	1
BBP	Schaeffler Finance BV, 7.75%, 02/15/2017	1.42%	5.00%	06/20/2018	(1,369)	190	141	51
JPM	Staples Inc., 2.75%, 01/12/2018	2.00%	1.00%	03/20/2019	(410)	(18)	(25)	7
JPM	Staples Inc., 2.75%, 01/12/2018	2.00%	1.00%	03/20/2019	(1,590)	(71)	(93)	22
BOA	ThyssenKrupp AG, 4.38%, 03/18/2015	1.53%	1.00%	09/20/2018	(50)	(1)	(4)	3
BBP	Transocean Inc., 7.38%, 04/15/2018	1.49%	1.00%	09/20/2019	(100)	(2)	(2)	—
BOA	Transocean Inc., 7.38%, 04/15/2018	1.40%	1.00%	06/20/2019	(1,000)	(19)	(28)	9
BBP	TUI AG, 2.75%, 03/24/2016	1.84%	5.00%	06/20/2019	(69)	10	9	2
CIT	TUI AG, 2.75%, 03/24/2016	1.84%	5.00%	06/20/2019	(164)	25	21	4
CSI	TUI AG, 2.75%, 03/24/2016	1.84%	5.00%	06/20/2019	(164)	25	21	4
CSI	TUI AG, 2.75%, 03/24/2016	1.84%	5.00%	06/20/2019	(164)	25	21	4
JPM	TUI AG, 2.75%, 03/24/2016	1.84%	5.00%	06/20/2019	(164)	25	22	3
JPM	TUI AG, 2.75%, 03/24/2016	1.84%	5.00%	06/20/2019	(96)	14	12	2
					$(27,501)	$1,982	$1,203	$810

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$198	$(17)	$1
N/A	CDX.NA.IG.22	1.00%	06/20/2019	3,850	(76)	(12)
N/A	iTraxx Europe Crossover Series 20	5.00%	12/20/2018	3,615	(446)	(31)
N/A	iTraxx Europe Crossover Series 21	5.00%	06/20/2019	22,717	(2,650)	(287)
				$30,380	$(3,189)	$(329)
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.21	5.00%	12/20/2018	$(3,604)	$328	$48
N/A	iTraxx Europe Series 21	1.00%	06/20/2019	(5,970)	110	44
				$(9,574)	$438	$92

See accompanying Notes to Financial Statements.

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
JPM	* iBoxx GBP Corporate Index	3-Month GBP LIBOR	09/25/2014	GBP	2,520	$72
JPM	* iBoxx GBP Corporate Index	3-Month GBP LIBOR	12/29/2014	GBP	9,040	(4)
						$68

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
BNP	* Caterpillar Inc.	3-Month LIBOR - 0.25%	06/19/2015		(118)	$(2)
BNP	* Telecom Italia SpA	3-Month Euribor - 0.25%	06/16/2015	EUR	(98)	10
BNP	* Telecom Italia SpA	3-Month Euribor - 0.25%	06/17/2015	EUR	(262)	27
BNP	* Volkswagen AG	3-Month Euribor - 0.25%	02/04/2015	EUR	(323)	(5)
BNP	* Volkswagen AG	3-Month Euribor - 0.25%	02/04/2015	EUR	(272)	—
BNP	* Volkswagen AG	3-Month Euribor - 0.25%	02/04/2015	EUR	(540)	(6)
BOA	* Banco Santander SA	3-Month Euribor - 0.30%	04/14/2015	EUR	(318)	(29)
BOA	* Caterpillar Inc.	3-Month LIBOR - 0.30%	06/30/2015		(90)	—
BOA	* Market Vector Semiconductor ETF	3-Month LIBOR - 0.30%	02/06/2015		(78)	(9)
BOA	* Market Vector Semiconductor ETF	3-Month LIBOR - 0.30%	04/15/2015		(127)	(14)
BOA	* Powershares QQQ	3-Month LIBOR - 0.15%	02/26/2015		(356)	(12)
BOA	* UniCredit SpA	3-Month Euribor + 0.10%	01/26/2015	EUR	(222)	(9)
BOA	* United Technologies Corp.	3-Month LIBOR - 0.30%	09/15/2014		(216)	3
BOA	* United Technologies Corp.	3-Month LIBOR - 0.30%	09/26/2014		(210)	(3)
BOA	* Volkswagen AG	3-Month Euribor - 0.20%	05/27/2015	EUR	(531)	(5)
BOA	* Volkswagen AG	3-Month Euribor - 0.40%	05/27/2015	EUR	(532)	(2)
CIT	* Repsol SA	3-Month Euribor - 0.50%	11/12/2014	EUR	(796)	(123)
CIT	* Repsol SA	3-Month Euribor - 0.50%	01/22/2015	EUR	(21)	(3)
CIT	* Telecom Italia SpA	3-Month Euribor - 0.40%	05/07/2015	EUR	(661)	14
CIT	* Telecom Italia SpA	3-Month Euribor - 0.40%	05/12/2015	EUR	(665)	15
JPM	* Market Vector Semiconductor ETF	1-Month LIBOR - 1.00%	02/10/2015		(102)	(4)
JPM	* Market Vector Semiconductor ETF	1-Month LIBOR - 1.00%	03/19/2015		(98)	(1)
JPM	* Telecom Italia SpA	3-Month Euribor - 0.25%	11/08/2014	EUR	(751)	(377)
JPM	* Volkswagen AG	3-Month Euribor - 0.10%	04/09/2015	EUR	(64)	3
JPM	* Volkswagen AG	3-Month Euribor - 0.10%	04/09/2015	EUR	(479)	—
JPM	* Volkswagen AG	3-Month Euribor - 0.10%	04/09/2015	EUR	(1,144)	(6)
JPM	* Volkswagen AG	3-Month Euribor - 0.10%	04/09/2015	EUR	(1,065)	(4)
						$(542)

(1) Notional amount is stated in USD unless otherwise noted.

(2) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4) Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7) If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian/CenterSquare International REIT Fund

	Shares/Par †	Value
COMMON STOCKS - 99.1%

AUSTRALIA - 13.1%
Dexus Property Group	168	$176
Federation Centres Ltd.	102	240
Goodman Group	30	143
Mirvac Group	329	554
Scentre Group (a)	206	621
Stockland	61	223
Westfield Corp.	61	412
		2,369
CANADA - 5.8%
Allied Properties REIT	5	163
Boardwalk REIT	3	187
Calloway REIT	7	174
Chartwell Retirement Residences	12	120
Dream Office Real Estate Investment Trust	15	400
		1,044
FINLAND - 0.9%
Citycon OYJ	10	35
Sponda OYJ	23	125
		160
FRANCE - 9.9%
ICADE	3	303
Klepierre	3	155
Mercialys SA	8	183
Unibail-Rodamco SE	4	1,150
		1,791
GERMANY - 4.1%
Alstria Office REIT-AG	20	261
Deutsche Wohnen AG	15	332
LEG Immobilien AG	2	152
		745
HONG KONG - 13.3%
Fortune REIT	247	217
Henderson Land Development Co. Ltd.	13	77
Hongkong Land Holdings Ltd.	41	273
Kerry Properties Ltd.	26	89
Link Real Estate Investment Trust	48	256
New World Development Co. Ltd.	242	276
Sun Hung Kai Properties Ltd.	50	691
Wharf Holdings Ltd.	73	526
		2,405
JAPAN - 25.3%
GLP J-Reit	—	97
Hulic Reit Inc. (a)	—	30
Japan Excellent Inc.	—	170
Japan Logistics Fund Inc.	—	161
Kenedix Realty Investment Corp.	—	327
Mitsubishi Estate Co. Ltd.	22	551
Mitsui Fudosan Co. Ltd.	39	1,326
Mori Hills REIT Investment Corp.	—	222
Nippon Building Fund Inc.	—	538
Nippon Prologis REIT Inc.	—	145
Sumitomo Realty & Development Co. Ltd.	21	889
Tokyo Tatemono Co. Ltd.	14	130
		4,586
LUXEMBOURG - 1.9%
GAGFAH SA (a)	20	355

NETHERLANDS - 2.0%
Corio NV	4	196
Eurocommercial Properties NV - CVA	3	159
		355
NORWAY - 0.7%
Norwegian Property ASA (a)	106	131

SINGAPORE - 6.7%
Ascendas REIT	146	270
CapitaCommercial Trust	53	72
CapitaLand Ltd.	89	228
Global Logistic Properties Ltd.	198	429
K-Reit Asia	73	75
Mapletree Greater China Commercial Trust	197	137
		1,211
SPAIN - 0.4%
Hispania Activos Inmobiliarios SAU (a)	3	41
Lar Espana Real Estate Socimi SA (a)	3	40
		81
SWEDEN - 1.4%
Wihlborgs Fastigheter AB	14	263

SWITZERLAND - 0.2%
Mobimo Holding AG	—	36

UNITED KINGDOM - 13.4%
Capital & Counties Properties Plc	60	333
Hammerson Plc	52	521
Land Securities Group Plc	36	632
Londonmetric Property Plc	116	268
Safestore Holdings Plc	34	127
Tritax Big Box REIT Plc (a)	105	188
Unite Group Plc	52	352
		2,421
Total Common Stocks (cost $17,451)		17,953

WARRANTS - 0.0%
Sun Hung Kai Properties Ltd. (a)	3	4
Total Warrants (cost $0)		4

Total Investments - 99.1% (cost $17,451)		17,957
Other Assets and Liabilities, Net - 0.9%		163
Total Net Assets - 100.0%		$18,120

Portfolio Composition:	Percentage of Total Investments
Financials	100.0%
Total Investments	100.0%

(a)           Non-income producing security.

Curian/DFA U.S. Micro Cap Fund * (h)

	Shares/Par †	Value
COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 15.6%
American Axle & Manufacturing Holdings Inc. (a)	18	$342
Asbury Automotive Group Inc. (a)	9	650
Brown Shoe Co. Inc.	14	391
Churchill Downs Inc.	5	485
Crocs Inc. (a)	22	329
DineEquity Inc.	4	336

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Red Robin Gourmet Burgers Inc. (a)	5	378
Other Securities		19,953
		22,864
CONSUMER STAPLES - 3.1%
Cal-Maine Foods Inc.	7	494
Prestige Brands Holdings Inc. (a)	12	391
Susser Holdings Corp. (a)	4	328
Other Securities		3,367
		4,580
ENERGY - 6.3%
Basic Energy Services Inc. (a)	12	337
Clayton Williams Energy Inc. (a)	3	426
Gulfmark Offshore Inc. - Class A	8	354
Other Securities		8,120
		9,237
FINANCIALS - 18.4%
Astoria Financial Corp.	27	366
BBCN Bancorp Inc.	21	335
Columbia Banking System Inc.	15	403
Greenhill & Co. Inc. (b)	7	349
Pinnacle Financial Partners Inc.	11	445
Western Alliance Bancorp (a)	17	411
World Acceptance Corp. (a) (b)	5	348
Other Securities		24,205
		26,862
HEALTH CARE - 9.5%
Cantel Medical Corp.	9	342
Wright Medical Group Inc. (a)	12	363
Other Securities		13,162
		13,867
INDUSTRIALS - 18.8%
AAON Inc.	11	356
Altra Holdings Inc.	9	325
Dycom Industries Inc. (a)	12	375
EnPro Industries Inc. (a) (b)	6	415
Forward Air Corp.	7	359
Tennant Co.	4	342
Other Securities		25,235
		27,407
INFORMATION TECHNOLOGY - 18.3%
Cirrus Logic Inc. (a) (b)	15	337
Cray Inc. (a) (b)	12	325
GT Advanced Technologies Inc. (a) (b)	28	521
Insight Enterprises Inc. (a)	11	341
Integrated Device Technology Inc. (a)	34	524
Measurement Specialties Inc. (a)	4	352
Monolithic Power Systems Inc.	9	377
NetScout Systems Inc. (a)	11	502
Rambus Inc. (a)	35	498
Rogers Corp. (a)	5	339
TeleTech Holdings Inc. (a)	12	342
TriQuint Semiconductor Inc. (a)	39	609
Veeco Instruments Inc. (a)	10	365
Other Securities		21,254
		26,686
MATERIALS - 6.2%
Calgon Carbon Corp. (a)	15	327
Century Aluminum Co. (a)	23	361
Clearwater Paper Corp. (a)	8	466
Globe Specialty Metals Inc.	20	409
P.H. Glatfelter Co.	14	375
Stepan Co.	6	339
Other Securities		6,773
		9,050
TELECOMMUNICATION SERVICES - 1.5%
Other Securities		2,245
UTILITIES - 2.0%
American States Water Co.	13	432
California Water Service Group	14	330
Other Securities		2,204
		2,966
Total Common Stocks (cost $113,951)		145,764

WARRANTS - 0.0%
Other Securities		—
Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 13.0%
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (f) (g)	416	416
Securities Lending Collateral - 12.7%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (g)	3,000	3,000
Fidelity Institutional Money Market Portfolio, 0.09% (g)	4,000	4,000
Repurchase Agreement with BCL, 0.07% (Collateralized by $5,579 U.S. Treasury Note, 2.13%, due 06/30/21, value $5,574) acquired on 06/30/14, due 07/01/14 at $5,464	$5,464	5,464
Repurchase Agreement with CSI, 0.07% (Collateralized by $12,074 U.S. Treasury Bond Strip, due 11/15/38-08/15/39, value $5,100) acquired on 06/30/14, due 07/01/14 at $5,000	5,000	5,000
Repurchase Agreement with RBC, 0.06% (Collateralized by $4 U.S. Treasury Bond Strip, due 02/15/30-02/15/34, value $2, $110 U.S. Treasury Bond, 2.88-9.13%, due 11/15/16-05/15/43, value $134, $493 U.S. Treasury Bill, due 07/24/14-08/28/14, value $493, and $578 U.S. Treasury Note, 0.38-4.63%, due 08/15/14-11/30/20, value $585) acquired on 06/30/14, due 07/01/14 at $1,191	1,191	1,191
		18,655
Total Short Term Investments (cost $19,071)		19,071
Total Investments - 112.7% (cost $133,022)		164,835
Other Assets and Liabilities, Net - (12.7%)		(18,591)
Total Net Assets - 100.0%		$146,244

Portfolio Composition:	Percentage of Total Investments
Industrials	16.6%
Financials	16.3
Information Technology	16.2
Consumer Discretionary	13.9
Health Care	8.4
Energy	5.6
Materials	5.5
Consumer Staples	2.8
Utilities	1.8
Telecommunication Services	1.4
Short Term Investments	11.5
Total Investments	100.0%

See accompanying Notes to Financial Statements.

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Financial Statements.

(d)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(e)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.
(h)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2014. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of June 30, 2014, the Fund held investments in restricted securities as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
FAB Universal Corp.	09/14/2012	$5	$3	—%
Magnum Hunter Resources Corp.	09/12/2012	—	—	—
Overseas Shipholding Group Inc.	09/12/2012	84	84	0.1
		$89	$87	0.1%

See accompanying Notes to Financial Statements.

Curian/DoubleLine Total Return Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 35.6%
ARES CLO Ltd., 2.24%, 04/17/26 (a)	$500	$495
Avery Point CLO Ltd.
2.33%, 04/25/26 (a)	500	495
3.33%, 04/25/26 (a)	500	496
3.73%, 04/25/26 (a)	500	474
Avery Point II CLO Ltd., 3.68%, 07/17/25 (a)	500	478
Babson CLO Ltd., 1.33%, 04/20/25 (a) (b)	1,000	986
Banc of America Re-Remic Trust, 2.81%, 06/15/28 (a) (c)	2,000	1,986
Bear Stearns Asset Backed Securities I Trust REMIC, 6.00%, 03/25/36	7,028	6,221
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.61%, 09/11/41 (b)	2,000	2,092
6.08%, 06/11/50 (b)	4,400	4,521
Black Diamond CLO Delaware Corp., 0.50%, 06/20/17 (a) (b)	391	388
BlackRock Senior Income Series IV, 0.47%, 04/20/19 (a) (b)	600	593
Catamaran CLO Ltd.
2.00%, 04/20/26 (a)	500	485
2.85%, 04/20/26 (a)	500	479
Cent CLO LP, 3.23%, 01/25/26 (a)	1,000	994
CGBAM Commercial Mortgage Trust REMIC, 2.15%, 02/15/31 (a) (b)	1,600	1,603
Chatham Light CLO Ltd., 1.92%, 08/03/19 (a) (b)	500	493
Citigroup Mortgage Loan Trust REMIC, 6.22%, 05/25/37 (a) (b)	8,196	7,720
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.37%, 12/11/49 (b)	3,400	3,585
CitiMortgage Alternative Loan Trust REMIC
6.00%, 09/25/36	4,788	4,214
6.00%, 05/25/37	4,382	3,908
COMM Mortgage Trust Interest Only REMIC, 1.38%, 05/10/47 (b)	38,898	3,080
Commercial Mortgage Pass-Through Certificates REMIC, 4.40%, 10/13/28 (a) (b)	4,853	4,880
Commercial Mortgage Trust REMIC, 6.01%, 07/10/38 (b)	2,000	2,093
Credit Suisse Commercial Mortgage Trust REMIC, 6.05%, 09/15/39 (b)	4,500	4,922
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 10/25/35	9,034	6,303
Credit Suisse Mortgage Capital Certificates REMIC, 6.00%, 03/25/36	10,950	9,987
CSMC Trust REMIC, 2.72%, 11/27/37 (a) (b)	15,500	14,358
Dryden XXIV Senior Loan Fund, 4.97%, 11/15/23 (a) (b)	250	250
Dryden XXV Senior Loan Fund, 4.23%, 01/15/25 (a) (b)	500	497
Eaton Vance CDO IX Ltd., 0.46%, 04/20/19 (a) (b)	105	105
Galaxy CLO Ltd., 0.63%, 06/13/18	1,000	986
GMACM Mortgage Loan Trust REMIC, 5.75%, 07/25/35	4,959	4,699
Greenwich Capital Commercial Funding Corp. REMIC
5.48%, 03/10/39	3,550	3,824
6.26%, 12/10/49 (b)	4,000	4,175
GS Mortgage Securities Trust REMIC, 5.75%, 04/10/38 (b)	1,525	1,588
Halcyon Loan Advisors Funding Ltd.
3.22%, 08/15/23 (a) (b)	500	491
3.08%, 12/20/24 (a) (b)	1,430	1,402
4.03%, 08/01/25 (a) (b)	1,000	965
IndyMac INDA Mortgage Loan Trust REMIC, 2.73%, 09/25/36 (b)	10,239	8,756
ING Investment Management Co.
2.08%, 03/14/22 (a)	500	498
2.98%, 03/14/22 (a)	500	498
Jamestown CLO Ltd., 1.73%, 07/15/26 (a) (c)	500	500
JP Morgan Chase Commercial Mortgage Securities Trust REMIC
5.37%, 05/15/47	2,471	2,607
5.89%, 02/12/49 (b)	2,000	2,178
6.28%, 02/12/51 (b)	1,245	1,327
JPMorgan Mortgage Acquisition Trust REMIC, 0.26%, 05/25/37 (b)	6,384	6,180
JPMorgan Resecuritization Trust REMIC, 6.88%, 03/26/37 (a) (b)	6,282	4,873
KKR Financial CLO Corp., 0.57%, 05/15/21 (a) (b)	419	416
Landmark VI CDO Ltd., 4.98%, 01/14/18	500	493
Lavender Trust REMIC, 6.25%, 10/26/36 (a)	2,645	2,821
LB-UBS Commercial Mortgage Trust REMIC
5.48%, 02/15/40	2,000	2,086
5.49%, 02/15/40	3,000	3,224
LCM LP
1.72%, 07/15/26 (a)	1,000	999
3.82%, 07/15/26 (a)	500	483
LCM X LP
2.13%, 04/15/22 (a)	500	499
3.08%, 04/15/22 (a)	500	498
LCM XI LP
2.38%, 04/19/22 (a) (b)	500	500
4.18%, 04/19/22 (a) (b)	250	249
LCM XII LP, 1.70%, 10/19/22 (a) (b)	1,000	998
LCM XIV LP, 3.73%, 07/15/25 (a) (b)	500	478
LCM XV LP, 3.33%, 08/25/24 (a)	1,000	998
Lehman Mortgage Trust REMIC, 5.50%, 11/25/35	3,500	3,328
Madison Park Funding Ltd., 3.82%, 08/15/22	250	250
Morgan Stanley Mortgage Loan Trust REMIC, 6.00%, 08/25/37	4,551	4,146
Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 2.62%, 02/25/36 (b)	2,888	2,503
North End CLO Ltd.
2.98%, 07/17/25 (a) (b)	1,000	982
3.73%, 07/17/25 (a) (b)	500	475
NYLIM Flatiron CLO Ltd., 0.46%, 08/08/20 (a) (b)	347	342
Oaktree CLO, 3.99%, 02/13/25 (a)	250	242
RALI Trust REMIC
3.49%, 09/25/35 (b)	6,142	4,946
3.73%, 01/25/36 (b)	11,363	9,312
6.00%, 05/25/36	9,260	7,804
RBSGC Mortgage Loan Trust REMIC
0.60%, 01/25/37 (b)	10,999	7,680
6.75%, 01/25/37	16,244	15,590
Interest Only, 5.90%, 01/25/37 (b)	10,999	2,101
Residential Accredit Loans Inc. Trust REMIC, 6.00%, 04/25/36	7,222	5,972
Residential Asset Securitization Trust REMIC
6.00%, 07/25/36	8,411	7,503
0.60%, 04/25/37 (b)	11,187	6,637
45.22%, 04/25/37 (b)	1,459	3,173
Residential Funding Mortgage Securities Inc. Trust REMIC
6.00%, 07/25/36	1,457	1,338
6.00%, 11/25/36	8,397	7,714
6.00%, 02/25/37	3,109	2,806

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.00%, 04/25/37	6,415	5,713
6.00%, 07/25/37	6,283	5,755
RFMSI Trust REMIC, 5.50%, 05/25/35	9,802	10,050
Slater Mill Loan Fund LP, 2.88%, 08/17/22 (a)	500	500
STARM Mortgage Loan Trust REMIC, 2.78%, 04/25/37 (b)	3,640	2,836
TimberStar Trust 1, 6.21%, 10/15/36 (a)	1,375	1,457
Venture CDO Ltd., 1.87%, 04/15/26 (a)	500	500
Venture XIV CLO Ltd.
2.08%, 08/28/25 (a)	500	489
3.98%, 08/28/25 (a)	500	479
Venture XVII CLO Ltd.
1.76%, 07/15/26 (a) (b)	500	498
2.38%, 07/15/26 (a) (b)	500	496
Wachovia Bank Commercial Mortgage Trust REMIC
5.38%, 12/15/43	2,000	2,175
6.14%, 02/15/51 (b)	5,000	5,261
Washington Mill CLO Ltd.
2.28%, 04/20/26 (a)	500	488
3.23%, 04/20/26 (a)	500	491
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust REMIC
6.00%, 07/25/36	4,205	3,480
6.00%, 07/25/36 (b)	7,510	6,215
5.50%, 04/25/37	6,382	5,842
Wells Fargo Alternative Loan Trust REMIC
6.00%, 07/25/37	10,592	10,104
6.25%, 11/25/37	3,508	3,317
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 03/25/36	6,368	6,589
6.00%, 04/25/37	4,793	4,790
WF-RBS Commercial Mortgage Trust Interest Only REMIC, 1.50%, 03/15/47 (b)	23,915	1,988
Total Non-U.S. Government Agency Asset-Backed Securities (cost $318,076)		323,827

GOVERNMENT AND AGENCY OBLIGATIONS - 59.6%
GOVERNMENT SECURITIES - 8.8%
U.S. Treasury Securities - 8.8%
U.S. Treasury Note, 0.38%, 08/31/15	80,000	80,197

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 50.8%
Federal Home Loan Mortgage Corp. - 22.9%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43 - 10/01/43	118,063	116,485
4.00%, 09/01/43 - 02/01/44	22,889	24,310
REMIC, 3.00%, 02/15/32 - 09/15/33	45,854	44,557
REMIC, 3.50%, 09/15/33	5,000	4,879
REMIC, 4.50%, 01/15/40	2,551	2,745
REMIC, 6.80%, 06/15/42 (b)	2,202	1,782
REMIC, 5.22%, 01/15/43 (b)	5,045	4,101
REMIC, Interest Only, 6.35%, 11/15/40 - 12/15/40 (b)	45,372	7,381
REMIC, Interest Only, 5.75%, 01/15/54 (b)	16,486	2,472
		208,712
Federal National Mortgage Association - 26.4%
Federal National Mortgage Association
4.50%, 04/01/26	11,799	12,644
3.00%, 09/01/33 - 10/01/33	131,515	134,090
3.50%, 09/01/43	36,516	37,280
REMIC, 1.50%, 03/25/28	13,496	12,771
REMIC, 3.00%, 06/25/33 - 10/25/33	22,647	21,417
REMIC, 4.00%, 10/25/40	6,365	6,666
REMIC, 2.00%, 09/25/41	10,382	10,128
REMIC, Interest Only, 6.53%, 12/25/25 (b)	6,080	1,036
REMIC, Interest Only, 6.45%, 02/25/35 (b)	16,382	2,910
REMIC, Interest Only, 6.35%, 09/25/41 (b)	5,147	978
		239,920
Government National Mortgage Association - 1.5%
Government National Mortgage Association REMIC
9.39%, 12/20/40 (b)	6,000	6,071
Principal Only, 0.00%, 03/16/33 (d)	7,714	7,594
		13,665
Total Government and Agency Obligations (cost $532,138)		542,494

SHORT TERM INVESTMENTS - 6.1%
Investment Company - 6.1%
JNL Money Market Fund, 0.01% (e) (f)	55,569	55,569
Total Short Term Investments (cost $55,569)		55,569
Total Investments - 101.3% (cost $905,783)		921,890
Other Assets and Liabilities, Net - (1.3%)		(11,401)
Total Net Assets - 100.0%		$910,489

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	50.9%
Non-U.S. Government Agency ABS	34.4
Government Securities	8.7
Short Term Investments	6.0
Total Investments	100.0%

(a)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2014, the aggregate value of these liquid securities was $63,859 which represented 7.0% of net assets.

(b)	Variable rate security. Rate stated was in effect as of June 30, 2014.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Financial Statements.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

See accompanying Notes to Financial Statements.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund

	Shares/Par †	Value
COMMON STOCKS - 1.3%
GERMANY - 0.5%
Deutsche EuroShop AG	20	$977
Deutsche Wohnen AG	44	953
		1,930
LUXEMBOURG - 0.3%
GAGFAH SA (a)	59	1,065

SINGAPORE - 0.5%
Yoma Strategic Holdings Ltd.	3,687	2,116
Total Common Stocks (cost $4,632)		5,111

CORPORATE BONDS AND NOTES - 0.2%
VENEZUELA - 0.2%
Petroleos de Venezuela SA, 4.90%, 10/28/14	$964	962
Total Corporate Bonds and Notes (cost $946)		962

GOVERNMENT AND AGENCY OBLIGATIONS - 65.7%
ALBANIA - 0.6%
Albania Government International Bond, 7.50%, 11/04/15, EUR	1,800	2,573

ARGENTINA - 2.7%
Argentina Boden Bonds, 7.00%, 10/03/15	8,228	7,957
Argentine Republic Government International Bond, 8.28%, 12/31/33	3,765	3,159
		11,116
BARBADOS - 0.2%
Barbados Government International Bond, 6.63%, 12/05/35	1,270	1,022

BELARUS - 0.5%
Republic of Belarus, 8.75%, 08/03/15	1,932	1,988

BERMUDA - 1.5%
Bermuda Government International Bond, 4.85%, 02/06/24 (b)	5,774	6,080

CYPRUS - 1.8%
Cyprus Government International Bond, 3.75%, 11/01/15 (b), EUR	5,351	7,309

CÔTE D’IVOIRE - 0.2%
Ivory Coast Government International Bond, 5.75%, 12/31/32	702	680

DOMINICAN REPUBLIC - 1.5%
Dominican Republic Central Bank Note, 12.00%, 04/05/19 (b), DOP	27,490	639
Dominican Republic International Bond
14.00%, 04/30/21 (b), DOP	15,500	408
15.95%, 06/04/21 (b), DOP	30,000	849
14.50%, 02/10/23 (b), DOP	4,200	105
14.50%, 02/10/23, DOP	48,400	1,208
18.50%, 02/04/28 (b), DOP	1,900	56
18.50%, 02/04/28, DOP	96,500	2,886
		6,151
ECUADOR - 2.4%
Ecuador Government International Bond
9.38%, 12/15/15 (b)	1,345	1,431
7.95%, 06/20/24	8,360	8,548
		9,979
FIJI - 0.8%
Republic of the Fiji Islands, 9.00%, 03/15/16	3,261	3,366

IRAQ - 1.2%
Republic of Iraq, 5.80%, 01/15/28	5,650	5,085

JORDAN - 0.4%
Jordan Government International Bond, 3.88%, 11/12/15	1,679	1,687

KENYA - 1.3%
Kenya Government International Bond, 6.88%, 06/24/24 (b)	3,730	3,879
Republic of Kenya Term Loan, 4.98%, 08/15/14	1,290	1,285
		5,164
LATVIA - 0.1%
Republic of Latvia, 2.63%, 01/21/21 (b), EUR	300	429

LEBANON - 3.8%
Lebanon Government International Bond
4.10%, 06/12/15	700	705
8.50%, 08/06/15 - 01/19/16	7,055	7,552
Lebanon Treasury Note
8.52%, 08/14/14, LBP	516,450	344
7.84%, 12/04/14, LBP	1,453,830	975
7.54%, 01/15/15, LBP	4,101,650	2,753
6.50%, 04/02/15, LBP	5,131,740	3,437
		15,766
MEXICO - 2.2%
Mexico Cetes, 0.00%, 05/28/15 (c), MXN	12,035	9,022

MONTENEGRO - 0.5%
Montenegro Government International Bond, 5.38%, 05/20/19 (b), EUR	1,535	2,176

NEW ZEALAND - 2.5%
New Zealand Government Bond, 5.50%, 04/15/23, NZD	3,604	3,400
New Zealand Government Inflation Indexed Bond
2.01%, 09/20/25 (d), NZD	2,000	1,697
3.00%, 09/20/30 (d), NZD	5,689	5,172
		10,269
PAKISTAN - 1.4%
Pakistan Government International Bond
7.25%, 04/15/19 (b)	3,595	3,676
8.25%, 04/15/24 (b)	1,954	2,015
		5,691
PHILIPPINES - 1.0%
Philippine Government International Bond
4.95%, 01/15/21, PHP	124,000	3,015
6.25%, 01/14/36, PHP	44,000	1,088
		4,103
ROMANIA - 1.7%
Romania Government International Bond, 5.25%, 06/17/16, EUR	454	671
Romanian Government International Bond, 4.63%, 09/18/20, EUR	4,000	6,153
		6,824
RWANDA - 0.4%
Rwanda International Government Bond
6.63%, 05/02/23	780	807
6.63%, 05/02/23 (b)	676	700
		1,507

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

	Shares/Par/Contracts †	Value
SERBIA - 8.2%
Serbia Treasury Bond
10.00%, 05/16/15 - 06/05/21, RSD	2,437,220	28,857
11.50%, 10/26/15, RSD	379,400	4,614
		33,471
SLOVENIA - 9.2%
Slovenia Government Bond
4.38%, 01/18/21, EUR	4,922	7,512
4.63%, 09/09/24, EUR	1,915	2,949
5.13%, 03/30/26, EUR	5,689	9,031
Slovenia Government International Bond
4.13%, 02/18/19	7,616	8,023
5.50%, 10/26/22	2,695	2,951
5.85%, 05/10/23	1,325	1,487
5.85%, 05/10/23 (b)	5,263	5,908
		37,861
SRI LANKA - 7.9%
Sri Lanka Government Bond
6.50%, 07/15/15, LKR	200,000	1,526
8.00%, 09/01/16, LKR	945,870	7,352
8.75%, 05/15/17, LKR	291,600	2,300
7.50%, 08/15/18, LKR	650,000	4,818
10.60%, 07/01/19, LKR	839,330	6,920
Sri Lanka Government International Bond
6.25%, 10/04/20 - 07/27/21 (b)	1,778	1,880
6.25%, 07/27/21	200	211
5.88%, 07/25/22	7,022	7,224
		32,231
TANZANIA - 1.8%
Tanzania Government International Bond, 6.33%, 03/09/20 (e)	6,828	7,272

TURKEY - 4.4%
Turkey Government Bond, 6.50%, 01/07/15, TRY	3,945	1,846
Turkey Government Inflation Indexed Bond
4.00%, 04/01/20 (f), TRY	329	174
3.00%, 01/06/21 - 07/21/21 (f), TRY	31,350	15,822
2.00%, 10/26/22 (f), TRY	444	211
		18,053
UGANDA - 0.9%
Republic of Uganda Government Bond
14.13%, 12/01/16, UGX	4,932,000	1,938
14.63%, 11/01/18, UGX	4,322,500	1,723
		3,661
UNITED STATES OF AMERICA - 1.1%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 5.95%, 06/15/32 (e)	5,151	998
Federal National Mortgage Association REMIC
Interest Only, 6.05%, 03/25/33 (e)	1,806	360
Interest Only, 5.90%, 11/25/38 (e)	5,343	774
Interest Only, 6.10%, 07/25/42 - 04/25/43 (e)	9,262	1,744
Interest Only, 6.00%, 01/25/43 (e)	4,572	852
		4,728
VENEZUELA - 2.2%
Venezuela Government International Bond
8.50%, 10/08/14	3,898	3,908
5.75%, 02/26/16	2,530	2,396
7.75%, 10/13/19	2,887	2,497
6.00%, 12/09/20	258	198
		8,999
ZAMBIA - 1.3%
Zambia Government International Bond, 8.50%, 04/14/24 (b)	4,713	5,220
Total Government and Agency Obligations (cost $263,820)		269,483

INVESTMENT COMPANIES - 0.5%
Fondul Proprietatea SA (a)	8,371	2,230
Total Investment Companies (cost $2,072)		2,230

PURCHASED OPTIONS - 0.4%
Australian Dollar versus USD Call Option, Strike Price 0.85, Expiration 04/29/15, CIT	14,829,555	121
Canadian Dollar versus USD Call Option, Strike Price CAD 1.11, Expiration 03/30/15, SCB	7,529,730	63
Canadian Dollar versus USD Call Option, Strike Price CAD 1.13, Expiration 03/30/15, CIT	7,472,566	40
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.20, Expiration 03/05/15, DUB	21,723,226	359
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.20, Expiration 03/06/15, SCB	7,076,774	117
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.35, Expiration 10/06/14, SCB	7,458,268	11
Chinese Yuan versus USD Call Option, Strike Price CNY 6.35, Expiration 10/07/14, GSI	3,869,291	1
Euro versus USD Call Option, Strike Price 1.38, Expiration 04/29/15, CIT	7,422,643	190
Japanese Yen versus USD Call Option, Strike Price JPY 105, Expiration 06/22/15, DUB	23,881,000	349
Nikkei 225 Index Call Option, Strike Price JPY 16,000, Expiration 05/13/16, GSI	55	483
Total Purchased Options (cost $2,182)		1,734

SHORT TERM INVESTMENTS - 32.0%
Investment Company - 8.5%
JNL Money Market Fund, 0.01% (g) (h)	34,772	34,772
Repurchase Agreements - 2.5%
Spain - 2.5%
Repurchase Agreement with BOA, (0.10)% (Collateralized by EUR 5,943 Spain Government Bond, 5.40%, due 01/31/23, value EUR 7,300) acquired on 06/11/14, due 07/16/14 at $10,192, EUR (i)	7,444	10,192
Total Repurchase Agreements (cost $10,069)		10,192

Treasury Securities - 21.0%
Lebanon Treasury Bill
0.00%, 07/10/14, LBP	2,039,430	1,350
0.00%, 07/17/14, LBP	1,265,410	837
0.00%, 07/24/14, LBP	1,559,970	1,031
0.00%, 07/31/14, LBP	3,319,880	2,193
0.00%, 08/14/14, LBP	4,801,000	3,166
0.00%, 08/28/14, LBP	2,257,200	1,486
0.00%, 10/16/14, LBP	1,007,000	659
0.00%, 12/25/14, LBP	3,776,350	2,444
0.00%, 01/22/15, LBP	1,987,530	1,281
0.00%, 02/05/15, LBP	4,885,530	3,142
0.00%, 02/19/15, LBP	4,955,010	3,180
Mexico Cetes, 0.26%, 08/21/14, MXN	2,966	2,277

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

	Shares/Par †	Value
Monetary Authority of Singapore
0.20%, 07/08/14, SGD	1,533	1,229
0.28%, 07/18/14, SGD	5,302	4,252
Philippine Treasury Bill, 0.03%, 08/06/14, PHP	15,840	363
Republic of Croatia Ministry of Finance, 3.92%, 02/12/15, EUR	8,738	11,894
Republic of Uganda Treasury Bill
0.00%, 11/13/14, UGX	954,800	354
0.00%, 11/27/14, UGX	2,841,500	1,048
0.00%, 12/26/14, UGX	534,000	195
0.00%, 01/22/15, UGX	534,000	193
Republic of Zambia Treasury Bill
1.84%, 09/08/14, ZMW	1,720	268
1.88%, 09/22/14, ZMW	600	93
Serbia Treasury Bill, 0.09%, 01/29/15, RSD	235,690	2,667
Sri Lanka Treasury Bill, 0.05%, 02/06/15, LKR	1,486,630	10,956
U.S. Treasury Bill
0.03%, 07/10/14 (j)	$10,000	10,000
0.07%, 08/21/14 (j)	17,000	17,000
Uruguay Treasury Bill
0.50%, 08/29/14, UYU	5,615	240
0.58%, 10/03/14, UYU	3,700	156
0.57%, 01/16/15, UYU	14,340	578
0.58%, 02/20/15, UYU	5,660	225
0.52%, 08/20/15, UYU	9,380	347
0.53%, 10/08/15, UYU	20,240	736
0.52%, 01/14/16, UYU	2,000	70
		85,910
Total Short Term Investments (cost $130,242)		130,874

Total Investments - 100.1% (cost $403,894)		410,394
Total Securities Sold Short - (2.4%) (proceeds $8,088)		(10,012)
Other Assets and Liabilities, Net - 2.3%		9,684
Total Net Assets - 100.0%		$410,066

SECURITIES SOLD SHORT - 2.4%
GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
SPAIN - 2.4%
Spain Government Bond, 5.40%, 01/31/23 (b), EUR	5,943	$10,012
Total Securities Sold Short - 2.4% (proceeds $8,088)		$10,012

Portfolio Composition:	Percentage of Net Investments
Government Securities	63.7%
U.S. Government Agency MBS	1.2
Financials	0.7
Investment Companies	0.6
Industrials	0.5
Purchased Options	0.4
Energy	0.2
Short Term Investments	32.7
Net Long (Short) Investments	100.0%

(a)	Non-income producing security.
(b)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2014, the aggregate value of these liquid securities was $42,758 for long term investments and ($10,012) for securities sold short which represented 10.4% and (2.4%) of net assets, respectively.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(e)	Variable rate security. Rate stated was in effect as of June 30, 2014.
(f)	Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Investment in affiliate.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.
(i)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(j)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Foreign Currency Options
Chinese Offshore Yuan versus USD Call Option, CIT	10/06/2014	CNH	6.35	7,458,268	$(11)
Chinese Offshore Yuan versus USD Call Option, GSI	03/05/2015	CNH	6.20	10,795,323	(178)
Chinese Offshore Yuan versus USD Call Option, DUB	03/05/2015	CNH	6.20	10,927,903	(180)
Chinese Offshore Yuan versus USD Call Option, GSI	03/06/2015	CNH	6.20	7,076,774	(117)
Chinese Yuan versus USD Call Option, GSI	09/30/2014	CNY	6.35	3,869,291	(1)
				40,127,559	$(487)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at December 31, 2013	33,162,559	$598
Options written during the period	40,707,559	641
Options closed during the period	—	—
Options expired during the period	(33,742,559)	(598)
Options outstanding at June 30, 2014	40,127,559	$641

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
10-Year USD Deliverable Interest Rate Swap Future	September 2014	(372)	$(499)
10-Year USD Deliverable Interest Rate Swap Future	September 2014	22	(18)
2-Year USD Deliverable Interest Rate Swap Future	September 2014	(66)	(6)
5-Year USD Deliverable Interest Rate Swap Future	September 2014	(182)	(118)
90-Day Eurodollar Future	March 2016	(669)	(269)
Euro-Bobl Future	September 2014	(66)	(53)
Euro-Bund Future	September 2014	(49)	(93)
Euro-Schatz Future	September 2014	(20)	(2)
Japanese Government Bond Future, 10-Year	September 2014	(30)	(197)
SGX CNX Nifty Index Future	July 2014	545	13
Tokyo Price Index Future	September 2014	71	191
U.K. Long Gilt Future	September 2014	(45)	28
			$(1,023)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
ARS/USD	08/27/2014	BOA	ARS	6,850	$794	$69
ARS/USD	09/08/2014	BOA	ARS	8,535	977	77
ARS/USD	02/20/2015	CGM	ARS	6,000	594	76
ARS/USD	02/20/2015	BOA	ARS	3,000	297	38
ARS/USD	02/23/2015	CGM	ARS	9,000	888	112
ARS/USD	02/24/2015	CGM	ARS	7,000	690	87
ARS/USD	02/25/2015	CGM	ARS	19,000	1,872	226
ARS/USD	02/25/2015	BOA	ARS	2,653	261	32
AUD/USD	07/15/2014	CGM	AUD	3,933	3,705	39
CAD/USD	07/25/2014	GSC	CAD	3,746	3,508	67
CAD/USD	07/25/2014	SCB	CAD	2,529	2,369	48
CAD/USD	07/25/2014	JPM	CAD	2,012	1,884	37
CHF/USD	08/05/2014	GSC	CHF	5,375	6,063	18
EUR/HUF	07/15/2014	BNP	HUF	(3,193,708)	(14,112)	101
EUR/HUF	07/15/2014	SCB	HUF	(84,575)	(374)	2
EUR/USD	07/24/2014	GSC	EUR	266	364	2
EUR/USD	08/06/2014	GSC	EUR	3,706	5,075	54

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
GBP/EUR	08/15/2014	MSC	EUR	(5,295)	$(7,252)	$143
GBP/EUR	08/15/2014	GSC	EUR	(502)	(687)	14
GBP/EUR	08/15/2014	JPM	EUR	(3,162)	(4,330)	44
HUF/EUR	07/15/2014	SCB	EUR	(8,565)	(11,730)	(226)
HUF/EUR	07/15/2014	BNP	EUR	(2,217)	(3,037)	(54)
IDR/USD	07/21/2014	SCB	IDR	22,064,001	1,854	(98)
IDR/USD	07/22/2014	GSC	IDR	22,100,095	1,857	(78)
IDR/USD	08/13/2014	DUB	IDR	28,678,161	2,400	(127)
IDR/USD	08/20/2014	JPM	IDR	22,883,234	1,912	(53)
IDR/USD	08/20/2014	DUB	IDR	28,678,161	2,396	(61)
IDR/USD	08/20/2014	SCB	IDR	17,778,433	1,486	(48)
IDR/USD	11/13/2014	CGM	IDR	12,199,277	1,003	20
INR/USD	07/07/2014	JPM	INR	92,695	1,539	17
INR/USD	07/07/2014	DUB	INR	141,926	2,357	25
INR/USD	08/12/2014	DUB	INR	68,162	1,122	4
INR/USD	08/12/2014	GSC	INR	78,335	1,289	4
INR/USD	08/28/2014	BNP	INR	144,080	2,363	(46)
INR/USD	08/28/2014	SCB	INR	207,716	3,406	(65)
INR/USD	08/28/2014	JPM	INR	149,230	2,447	(47)
INR/USD	09/16/2014	SCB	INR	270,448	4,412	(83)
INR/USD	09/22/2014	SCB	INR	116,599	1,899	(6)
INR/USD	09/22/2014	BNP	INR	150,110	2,445	(6)
JPY/USD	08/18/2014	GSC	JPY	670,670	6,623	55
KZT/USD	10/17/2014	CIT	KZT	151,286	812	(104)
KZT/USD	10/20/2014	DUB	KZT	120,750	647	(84)
KZT/USD	10/23/2014	JPM	KZT	78,000	418	(55)
KZT/USD	11/05/2014	CGM	KZT	227,800	1,218	(167)
KZT/USD	11/12/2014	DUB	KZT	685,100	3,660	(531)
KZT/USD	11/21/2014	JPM	KZT	186,500	995	(153)
KZT/USD	12/03/2014	DUB	KZT	575,338	3,063	(432)
KZT/USD	02/05/2015	DUB	KZT	227,059	1,199	(169)
MXN/USD	07/28/2014	CGM	MXN	60,875	4,683	(6)
PEN/USD	09/29/2014	BNP	PEN	10,545	3,732	8
PEN/USD	09/29/2014	MSC	PEN	10,049	3,556	4
PHP/USD	08/12/2014	BOA	PHP	385,605	8,827	36
PLN/EUR	07/17/2014	CGM	EUR	(8,116)	(11,115)	125
PLN/EUR	07/17/2014	BNP	EUR	(8,517)	(11,663)	126
PLN/EUR	07/17/2014	JPM	EUR	(2,354)	(3,223)	5
PLN/EUR	08/18/2014	CGM	EUR	(2,039)	(2,793)	(10)
PLN/EUR	08/18/2014	BNP	EUR	(2,228)	(3,052)	(11)
PLN/USD	07/18/2014	BNP	PLN	1,291	425	1
RON/EUR	03/23/2015	SCB	EUR	(2,079)	(2,851)	96
RON/EUR	03/23/2015	JPM	EUR	(1,410)	(1,934)	63
RON/EUR	03/23/2015	BOA	EUR	(2,237)	(3,067)	97
RON/EUR	03/23/2015	CGM	EUR	(4,056)	(5,561)	169
RON/EUR	03/31/2015	CGM	EUR	(3,047)	(4,177)	120
RON/EUR	03/31/2015	BOA	EUR	(3,253)	(4,461)	126
SGD/EUR	09/04/2014	SCB	EUR	(3,174)	(4,347)	10
SGD/USD	07/24/2014	SCB	SGD	4,311	3,457	7
TRY/USD	10/01/2014	JPM	TRY	5,306	2,458	106
TRY/USD	10/01/2014	CGM	TRY	11,680	5,411	254
TRY/USD	05/21/2015	BOA	TRY	9,817	4,340	66
TRY/USD	05/21/2015	MSC	TRY	6,459	2,856	41
UGX/USD	01/12/2015	CGM	UGX	1,566,230	574	1
UGX/USD	01/12/2015	SCB	UGX	736,943	270	—
UGX/USD	01/23/2015	CGM	UGX	2,196,000	802	(10)
USD/ARS	08/27/2014	BOA	ARS	(6,850)	(794)	(17)
USD/ARS	09/08/2014	BOA	ARS	(8,535)	(977)	(28)
USD/ARS	02/20/2015	BOA	ARS	(3,000)	(297)	(9)
USD/ARS	02/20/2015	CGM	ARS	(6,000)	(594)	(14)
USD/ARS	02/23/2015	CGM	ARS	(9,000)	(889)	(21)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/ARS	02/24/2015	CGM	ARS	(7,000)	$(690)	$(21)
USD/ARS	02/25/2015	BOA	ARS	(2,653)	(261)	(8)
USD/ARS	02/25/2015	CGM	ARS	(19,000)	(1,872)	(48)
USD/AUD	07/10/2014	GSC	AUD	(15,518)	(14,624)	(260)
USD/AUD	07/15/2014	MSC	AUD	(2,274)	(2,142)	(19)
USD/AUD	07/15/2014	DUB	AUD	(1,659)	(1,563)	(14)
USD/AUD	07/31/2014	JPM	AUD	(6,158)	(5,793)	(112)
USD/BRL	07/02/2014	CGM	BRL	(11,287)	(5,108)	(114)
USD/BRL	07/02/2014	BNP	BRL	(8,411)	(3,807)	(96)
USD/BRL	09/03/2014	SCB	BRL	(19,698)	(8,753)	3
USD/CAD	07/25/2014	GSC	CAD	(28,673)	(26,854)	(857)
USD/CHF	08/05/2014	GSC	CHF	(1,636)	(1,845)	(8)
USD/CHF	08/05/2014	SCB	CHF	(4,017)	(4,531)	(23)
USD/CHF	08/05/2014	DUB	CHF	(874)	(986)	(5)
USD/CHF	08/05/2014	JPM	CHF	(756)	(853)	(4)
USD/CHF	08/05/2014	GSC	CHF	(19,510)	(22,006)	154
USD/EUR	07/09/2014	JPM	EUR	(8,213)	(11,246)	6
USD/EUR	07/16/2014	JPM	EUR	(1,973)	(2,702)	25
USD/EUR	07/23/2014	GSC	EUR	(269)	(368)	4
USD/EUR	08/06/2014	GSC	EUR	(3,706)	(5,075)	66
USD/EUR	08/13/2014	SCB	EUR	(27,588)	(37,782)	227
USD/EUR	08/20/2014	JPM	EUR	(1,527)	(2,091)	2
USD/EUR	08/26/2014	GSC	EUR	(133)	(182)	—
USD/EUR	08/26/2014	BOA	EUR	(2,264)	(3,101)	(9)
USD/EUR	08/27/2014	JPM	EUR	(2,674)	(3,662)	(23)
USD/EUR	08/27/2014	JPM	EUR	(2,691)	(3,686)	5
USD/EUR	09/03/2014	BOA	EUR	(4,995)	(6,841)	(20)
USD/EUR	09/10/2014	DUB	EUR	(14,397)	(19,719)	(98)
USD/EUR	09/24/2014	SCB	EUR	(465)	(637)	(8)
USD/EUR	09/25/2014	DUB	EUR	(3,192)	(4,372)	(33)
USD/EUR	09/25/2014	GSC	EUR	(2,135)	(2,924)	(23)
USD/EUR	10/01/2014	GSC	EUR	(1,291)	(1,768)	(21)
USD/IDR	07/03/2014	DUB	IDR	(2,365,860)	(200)	4
USD/IDR	07/03/2014	BOA	IDR	(2,316,919)	(195)	4
USD/IDR	07/03/2014	SCB	IDR	(1,936,400)	(163)	3
USD/IDR	08/20/2014	SCB	IDR	(53,816,693)	(4,497)	127
USD/IDR	08/20/2014	DUB	IDR	(6,531,083)	(546)	5
USD/INR	08/12/2014	SCB	INR	(173,582)	(2,857)	58
USD/JPY	08/07/2014	GSC	JPY	(211,568)	(2,089)	(19)
USD/JPY	08/18/2014	GSC	JPY	(2,514,856)	(24,833)	(123)
USD/JPY	09/17/2014	BOA	JPY	(452,250)	(4,467)	(33)
USD/NZD	07/31/2014	SCB	NZD	(2,899)	(2,531)	(61)
USD/NZD	07/31/2014	GSC	NZD	(9,542)	(8,331)	(242)
USD/RUB	10/17/2014	MSC	RUB	(136,151)	(3,907)	(295)
USD/RUB	10/17/2014	DUB	RUB	(41,575)	(1,193)	(89)
USD/RUB	10/17/2014	JPM	RUB	(100,703)	(2,890)	(216)
USD/SGD	07/24/2014	SCB	SGD	(1,623)	(1,302)	(9)
USD/TRY	08/08/2014	SCB	TRY	(6,351)	(2,974)	(16)
USD/ZAR	07/08/2014	JPM	ZAR	(12,250)	(1,151)	7
USD/ZAR	07/08/2014	JPM	ZAR	(9,470)	(889)	(6)
USD/ZAR	07/08/2014	CGM	ZAR	(9,410)	(884)	—
USD/ZAR	07/08/2014	JPM	ZAR	(17,413)	(1,636)	(18)
USD/ZAR	07/08/2014	SCB	ZAR	(38,238)	(3,592)	(46)
USD/ZAR	07/08/2014	MSC	ZAR	(39,586)	(3,719)	40
USD/ZAR	07/08/2014	CGM	ZAR	(41,103)	(3,861)	48
USD/ZMW	09/09/2014	SCB	ZMW	(1,600)	(245)	22
USD/ZMW	09/23/2014	CGM	ZMW	(585)	(89)	9
UYU/USD	12/30/2014	CGM	UYU	17,205	716	(14)
UYU/USD	01/16/2015	CGM	UYU	69,221	2,867	(28)
UYU/USD	01/23/2015	CGM	UYU	69,366	2,868	(28)
UYU/USD	02/06/2015	CGM	UYU	16,000	659	14

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
UYU/USD	02/13/2015	CGM	UYU	16,000	$658	$14
UYU/USD	02/27/2015	CGM	UYU	20,790	851	(17)
UYU/USD	02/27/2015	CGM	UYU	14,000	573	8
UYU/USD	03/31/2015	CGM	UYU	17,670	717	(12)
UYU/USD	03/31/2015	CGM	UYU	13,000	528	7
UYU/USD	04/30/2015	CGM	UYU	33,000	1,329	26
					$(252,882)	$(2,155)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BOA	3-Month Malaysia Bumiputra Bank Rate	Paying	3.51%	01/15/2016	MYR	15,783	$—	$(14)
BOA	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.58%	01/15/2024	MYR	3,863	—	(30)
CIT	3-Month Malaysia Bumiputra Bank Rate	Paying	3.51%	01/15/2016	MYR	15,387	—	(14)
CIT	3-Month Malaysia Bumiputra Bank Rate	Paying	3.60%	02/25/2016	MYR	10,544	—	(6)
CIT	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.58%	01/15/2024	MYR	3,733	—	(29)
CIT	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.57%	02/25/2024	MYR	2,548	—	(18)
DUB	3-Month Malaysia Bumiputra Bank Rate	Paying	3.48%	01/13/2016	MYR	15,973	—	(17)
DUB	3-Month Malaysia Bumiputra Bank Rate	Paying	3.60%	02/26/2016	MYR	21,193	—	(13)
DUB	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.54%	01/13/2024	MYR	3,909	—	(26)
DUB	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.56%	02/26/2024	MYR	5,136	—	(35)
GSI	3-Month Malaysia Bumiputra Bank Rate	Paying	3.47%	01/13/2016	MYR	15,198	—	(17)
GSI	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.53%	01/13/2024	MYR	3,686	—	(24)
JPM	3-Month Malaysia Bumiputra Bank Rate	Paying	3.60%	02/25/2016	MYR	10,236	—	(6)
JPM	3-Month Malaysia Bumiputra Bank Rate	Paying	3.60%	02/26/2016	MYR	20,368	—	(12)
JPM	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.56%	02/25/2024	MYR	2,516	—	(17)
JPM	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.57%	02/26/2024	MYR	4,991	—	(35)
CIT	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.22%	10/23/2017	NZD	12,465	—	(48)
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.70%	10/08/2016	NZD	45,000	—	41
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.74%	10/11/2016	NZD	47,000	—	59
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.06%	06/04/2023	NZD	1,890	—	(92)
BOA	3-Month Poland Warsaw Interbank Rate	Paying	2.73%	05/27/2018	PLN	72,500	—	(40)
CIT	6-Month Australian Bank Bill Short Term Rate	Paying	4.31%	07/18/2023	AUD	4,467	—	190
BOA	Brazil Interbank Deposit Rate	Paying	12.94%	01/02/2023	BRL	11,962	—	170
BOA	Brazil Interbank Deposit Rate	Paying	13.10%	01/02/2023	BRL	2,914	—	48
DUB	Brazil Interbank Deposit Rate	Paying	12.92%	01/04/2021	BRL	4,704	—	71
DUB	Brazil Interbank Deposit Rate	Paying	12.87%	01/04/2021	BRL	17,031	—	243
DUB	Brazil Interbank Deposit Rate	Paying	12.98%	01/02/2023	BRL	13,888	—	205
GSI	Brazil Interbank Deposit Rate	Paying	13.05%	01/02/2023	BRL	2,655	—	42
DUB	Sinacofi Chile Interbank Rate	Paying	4.78%	05/10/2018	CLP	1,167,431	—	(71)
DUB	Sinacofi Chile Interbank Rate	Receiving	4.74%	05/14/2018	CLP	920,972	—	(52)
							$—	$453

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.96%	04/29/2024	NZD	6,530	$36
N/A	6-Month Budapest Interbank Offered Rate	Receiving	4.57%	11/14/2018	HUF	569,000	(194)
N/A	6-Month Budapest Interbank Offered Rate	Receiving	4.43%	11/15/2018	HUF	730,000	(230)
N/A	6-Month Budapest Interbank Offered Rate	Receiving	3.78%	11/15/2018	HUF	987,000	(191)
N/A	6-Month Budapest Interbank Offered Rate	Receiving	3.69%	05/15/2019	HUF	2,764,484	(489)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.75%	06/12/2024	JPY	751,525	(38)
N/A	London-Interbank Offered Rate	Receiving	2.00%	02/20/2019	GBP	4,518	33
							$(1,073)

See accompanying Notes to Financial Statements.

Schedule of Over the Counter Cross Currency Swap Agreements

Counterparty	Receive Rate (8)	Pay Rate (8)	Expiration Date	Notional Amount Received (1)		Notional Amount Delivered (1)		Unrealized Appreciation
DUB	Fixed rate of 2.09%	Sinacofi Chile Interbank Rate	05/10/2018	CLF	51	CLP	(1,167,431)	$169
DUB	Fixed rate of 2.11%	Sinacofi Chile Interbank Rate	05/14/2018	CLF	40	CLP	(920,972)	135
JPM	3-Month USD LIBOR	Fixed rate of 5.85%	01/06/2021		9,387	TRY	(17,366)	2,124
JPM	3-Month USD LIBOR	Fixed rate of 7.86%	07/21/2021		7,142	TRY	(13,678)	501
JPM	Fixed rate of 10.76%	3-Month LIBOR	04/08/2016	TRY	7,891		(3,705)	315
								$3,244

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
GSI	Central Bank of Tunisia, 8.25%, 09/19/2027	N/A	1.00%	06/20/2018	$3,200	$227	$424	$(197)
BNP	Federated Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2023	7,600	533	509	22
DUB	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,900	(33)	(36)	1
JPM	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,250	(29)	(15)	(15)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	1.00%	06/20/2018	17,491	1,331	2,422	(1,096)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	228	(17)	(12)	(5)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	245	(18)	(13)	(5)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2018	11,250	(208)	(143)	(69)
DUB	Republic of Colombia, 10.38%, 01/28/2033	N/A	1.00%	06/20/2023	5,291	99	175	(78)
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	2,000	81	170	(89)
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	700	29	57	(29)
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	7,900	322	715	(396)
CIT	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	690	28	57	(29)
GSI	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2023	13,500	1,376	1,769	(398)
JPM	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	06/20/2023	20,000	1,903	1,838	59
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	1,500	129	117	11
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	6,500	558	489	67
DUB	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2018	9,906	186	183	—
BNP	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(25)	(19)	(6)
BOA	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(25)	(25)	(1)
BOA	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(25)	(26)	1
CIT	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	3,830	(94)	(89)	(6)
DUB	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(25)	(18)	(8)
GSI	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	2,506	(29)	4	(34)
GSI	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	700	(8)	2	(11)
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	03/20/2019	900	(22)	(15)	(7)
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	970	(24)	(25)	1
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,953	(48)	(38)	(10)
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	5,080	27	146	(121)
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	1,211	7	28	(21)
					$138,379	$6,206	$8,631	$(2,469)

Credit default swap agreements - sell protection (3)

GSI	Republic of South Africa, 5.50%, 03/09/2020	1.57%	1.00%	12/20/2018	$(10,000)	$(244)	$(502)	$262
JPM	Republic of South Africa, 5.50%, 03/09/2020	1.43%	1.00%	06/20/2018	(20,000)	(331)	(515)	191
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.20%	1.00%	06/20/2023	(2,000)	(181)	(120)	(60)
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.20%	1.00%	06/20/2023	(2,236)	(202)	(128)	(74)
BNP	Russian Federation, 7.50%, 03/31/2030	1.66%	1.00%	03/20/2019	(1,150)	(34)	(68)	34
DUB	Russian Federation, 7.50%, 03/31/2030	1.66%	1.00%	03/20/2019	(1,700)	(50)	(101)	51
GSI	Russian Federation, 7.50%, 03/31/2030	1.66%	1.00%	03/20/2019	(960)	(29)	(57)	29
					$(38,046)	$(1,071)	$(1,491)	$433

See accompanying Notes to Financial Statements.

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Paying Return of Reference Entity	Expiration Date	Notional Amount (1)		Unrealized Appreciation
JPM	* WIG20 Index Future	09/19/2014	PLN	(3,641)	$29
JPM	* WIG20 Index Future	09/20/2014	PLN	(9,045)	62
					$91

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

* Swap agreement fair valued in good faith in accordance with procedures established by the Board.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian/Epoch Global Shareholder Yield Fund * (e)

	Shares/Par †	Value
COMMON STOCKS - 97.0%

CONSUMER DISCRETIONARY - 7.2%
Compass Group Plc	36	$627
Daimler AG	7	673
Other Securities		2,198
		3,498
CONSUMER STAPLES - 14.1%
Altria Group Inc.	20	856
British American Tobacco Plc	10	597
Imperial Tobacco Group Plc	21	950
Kimberly-Clark Corp.	4	443
Lorillard Inc.	14	866
Philip Morris International Inc.	6	471
Reynolds American Inc.	13	778
Other Securities		1,947
		6,908
ENERGY - 9.0%
ConocoPhillips	6	511
Kinder Morgan Energy Partners LP	7	606
Royal Dutch Shell Plc - ADR - Class A	10	782
Statoil ASA	14	443
Total SA	13	957
Other Securities		1,091
		4,390
FINANCIALS - 10.3%
CME Group Inc.	6	457
Health Care REIT Inc.	12	734
Muenchener Rueckversicherungs AG	3	629
SCOR SE	14	475
Svenska Handelsbanken AB - Class A	10	475
Other Securities		2,235
		5,005
HEALTH CARE - 7.3%
GlaxoSmithKline Plc	33	867
Novartis AG	5	483
Roche Holding AG	2	566
Other Securities		1,670
		3,586
INDUSTRIALS - 9.1%
BAE Systems Plc	97	718
Corrections Corp. of America	13	428
Lockheed Martin Corp.	4	595
Vinci SA	12	914
Other Securities		1,800
		4,455
INFORMATION TECHNOLOGY - 3.4%
Apple Inc.	5	443
Other Securities		1,235
		1,678
MATERIALS - 5.8%
BASF SE	6	684
Dow Chemical Co.	9	459
Yara International ASA (a)	14	698
Other Securities		988
		2,829
TELECOMMUNICATION SERVICES - 14.3%
AT&T Inc.	20	708
BCE Inc.	18	824
CenturyTel Inc.	18	654
Deutsche Telekom AG	47	822
Swisscom AG	1	835
Telstra Corp. Ltd.	144	707
Verizon Communications Inc.	17	809
Vivendi SA (b)	18	434
Vodafone Group Plc	192	641
Other Securities		575
		7,009
UTILITIES - 16.5%
Ameren Corp.	14	581
Centrica Plc	123	658
Duke Energy Corp.	10	750
Electricite de France SA	23	709
National Grid Plc	60	864
PPL Corp.	21	756
SSE Plc	25	670
TECO Energy Inc. (a)	31	565
Terna Rete Elettrica Nazionale SpA	147	772
United Utilities Group Plc	52	790
Other Securities		966
		8,081
Total Common Stocks (cost $42,635)		47,439

SHORT TERM INVESTMENTS - 7.1%

Investment Company - 2.7%
JNL Money Market Fund, 0.01% (c) (d)	1,344	1,344

Securities Lending Collateral - 4.4%
Repurchase Agreement with BCL, 0.07% (Collateralized by $923 U.S. Treasury Note, 2.13%, due 06/30/21, value $922) acquired on 06/30/14, due 07/01/14 at $904	$904	904
Repurchase Agreement with RBC, 0.06% (Collateralized by $5 U.S. Treasury Bond Strip, due 02/15/30-02/15/34, value $3, $117 U.S. Treasury Bond, 2.88-9.13%, due 11/15/16-05/15/43, value $142, $524 U.S. Treasury Bill, due 07/24/14-08/28/14, value $524, and $614 U.S. Treasury Note, 0.38-4.63%, due 08/15/14-11/30/20, value $622) acquired on 06/30/14, due 07/01/14 at $1,265	1,265	1,265
		2,169
Total Short Term Investments (cost $3,513)		3,513

Total Investments - 104.1% (cost $46,148)		50,952
Other Assets and Liabilities, Net - (4.1%)		(2,025)
Total Net Assets - 100.0%		$48,927

Portfolio Composition:	Percentage of Total Investments
Utilities	15.9%
Telecommunication Services	13.8
Consumer Staples	13.6
Financials	9.8
Industrials	8.7
Energy	8.6
Health Care	7.0
Consumer Discretionary	6.9
Materials	5.5
Information Technology	3.3
Short Term Investments	6.9
Total Investments	100.0%

See accompanying Notes to Financial Statements.

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.
(e)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2014. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	3.4%
Belgium	0.6
Canada	4.1
France	8.9
Germany	7.2
Italy	1.6
Netherlands	2.3
Norway	3.3
Philippines	0.6
Sweden	1.0
Switzerland	4.6
United Kingdom	19.5
United States	42.9
Total Long-Term Investments	100.0%

*	The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Curian/FAMCO Flex Core Covered Call Fund

	Shares/Par †	Value
COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 12.7%
Home Depot Inc.	96	$7,804
McDonald’s Corp.	22	2,186
Ross Stores Inc.	37	2,467
Time Inc. (a)	11	272
Time Warner Inc.	90	6,301
Whirlpool Corp.	49	6,864
		25,894
CONSUMER STAPLES - 17.0%
CVS Caremark Corp.	98	7,356
General Mills Inc.	93	4,886
Kimberly-Clark Corp.	47	5,216
PepsiCo Inc.	87	7,728
Procter & Gamble Co.	48	3,796
Wal-Mart Stores Inc.	74	5,548
		34,530
ENERGY - 9.3%
Chevron Corp.	38	4,987
ConocoPhillips	62	5,341
Schlumberger Ltd.	43	5,037
Transocean Ltd.	76	3,422
		18,787
FINANCIALS - 8.0%
American Express Co.	42	4,004
BlackRock Inc.	22	6,935
JPMorgan Chase & Co.	94	5,399
		16,338
HEALTH CARE - 11.5%
Baxter International Inc.	102	7,345
Johnson & Johnson	69	7,240
Pfizer Inc.	296	8,788
		23,373
INDUSTRIALS - 18.3%
General Electric Co.	247	6,481
Honeywell International Inc.	64	5,958
Lockheed Martin Corp.	32	5,175
Union Pacific Corp.	124	12,339
United Technologies Corp.	62	7,135
		37,088
INFORMATION TECHNOLOGY - 14.5%
Apple Inc.	86	8,029
Cisco Systems Inc.	268	6,653
EMC Corp.	224	5,900
QUALCOMM Inc.	111	8,791
		29,373
MATERIALS - 3.4%
Dow Chemical Co.	136	6,988

TELECOMMUNICATION SERVICES - 5.2%
AT&T Inc.	160	5,672
Verizon Communications Inc.	99	4,839
		10,511
Total Common Stocks (cost $185,512)		202,882

SHORT TERM INVESTMENTS - 5.4%

Investment Company - 5.4%
JNL Money Market Fund, 0.01% (b) (c)	11,061	11,061
Total Short Term Investments (cost $11,061)		11,061

Total Investments - 105.3% (cost $196,573)		213,943
Other Assets and Liabilities, Net - (5.3%)		(10,783)
Total Net Assets - 100.0%		$203,160

Portfolio Composition:	Percentage of Total Investments
Industrials	17.3%
Consumer Staples	16.2
Information Technology	13.7
Consumer Discretionary	12.1
Health Care	10.9
Energy	8.8
Financials	7.6
Telecommunication Services	4.9
Materials	3.3
Short Term Investments	5.2
Total Investments	100.0%

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
American Express Co.	07/19/2014	95.00	422	$(49)
Apple Inc.	07/19/2014	95.00	490	(44)
Apple Inc.	09/20/2014	97.50	374	(95)
AT&T Inc.	08/16/2014	36.00	1,074	(24)
AT&T Inc.	09/20/2014	36.00	530	(21)
Baxter International Inc.	08/16/2014	75.00	346	(23)
Baxter International Inc.	08/16/2014	77.50	670	(16)
BlackRock Inc.	08/16/2014	320.00	94	(80)
BlackRock Inc.	10/18/2014	330.00	123	(99)
Chevron Corp.	08/16/2014	130.00	382	(109)
Cisco Systems Inc.	08/16/2014	25.00	610	(38)
Cisco Systems Inc.	08/16/2014	26.00	550	(15)
Cisco Systems Inc.	09/20/2014	26.00	1,517	(62)
ConocoPhillips	11/22/2014	85.00	300	(102)
ConocoPhillips	11/22/2014	90.00	323	(47)
CVS Caremark Corp.	08/16/2014	77.50	976	(85)
Dow Chemical Co.	08/16/2014	55.00	300	(10)
Dow Chemical Co.	09/20/2014	52.50	291	(43)
Dow Chemical Co.	09/20/2014	55.00	767	(50)
EMC Corp.	07/19/2014	27.00	455	(6)
EMC Corp.	08/16/2014	28.00	1,030	(21)
EMC Corp.	10/18/2014	28.00	154	(7)
EMC Corp.	10/18/2014	29.00	601	(14)
General Electric Co.	07/19/2014	27.00	169	(2)
General Electric Co.	07/19/2014	28.00	2,297	(9)
General Mills Inc.	08/16/2014	52.50	191	(15)
General Mills Inc.	10/18/2014	55.00	360	(20)
General Mills Inc.	10/18/2014	57.50	379	(8)
Home Depot Inc.	07/19/2014	82.50	450	(17)
Home Depot Inc.	08/16/2014	82.50	514	(50)
Honeywell International Inc.	07/19/2014	97.50	125	(2)
Honeywell International Inc.	09/20/2014	95.00	516	(75)
Johnson & Johnson	07/19/2014	105.00	347	(34)
Johnson & Johnson	10/18/2014	105.00	345	(85)
JPMorgan Chase & Co.	07/19/2014	57.50	737	(54)
JPMorgan Chase & Co.	09/20/2014	57.50	200	(31)
Kimberly-Clark Corp.	07/19/2014	110.00	149	(26)
Kimberly-Clark Corp.	07/19/2014	115.00	289	(4)
Kimberly-Clark Corp.	10/18/2014	115.00	31	(5)
Lockheed Martin Corp.	09/20/2014	165.00	296	(89)
Lockheed Martin Corp.	09/20/2014	155.00	26	(23)
McDonald’s Corp.	07/19/2014	105.00	102	(1)
McDonald’s Corp.	09/20/2014	105.00	115	(9)
PepsiCo Inc.	07/19/2014	90.00	406	(27)
PepsiCo Inc.	10/18/2014	90.00	459	(104)
Pfizer Inc.	08/16/2014	30.00	394	(15)
Pfizer Inc.	08/16/2014	31.00	386	(6)
Pfizer Inc.	09/20/2014	31.00	2,181	(57)
Procter & Gamble Co.	07/19/2014	82.50	101	—
Procter & Gamble Co.	08/16/2014	82.50	382	(6)
QUALCOMM Inc.	07/19/2014	80.00	220	(13)
QUALCOMM Inc.	07/19/2014	82.50	73	(1)
QUALCOMM Inc.	08/16/2014	85.00	408	(14)
QUALCOMM Inc.	09/20/2014	85.00	409	(24)
Ross Stores Inc.	08/16/2014	70.00	52	(2)
Ross Stores Inc.	08/16/2014	72.50	321	(3)
Schlumberger Ltd.	11/22/2014	115.00	427	(303)
Time Warner Inc.	07/19/2014	70.00	897	(305)
Transocean Ltd.	08/16/2014	46.00	402	(46)
Transocean Ltd.	11/22/2014	45.00	358	(81)

See accompanying Notes to Financial Statements.

	Expiration Date	Exercise Price	Contracts	Value
Union Pacific Corp.	11/22/2014	105.00	1,237	$(252)
United Technologies Corp.	07/19/2014	120.00	268	(3)
United Technologies Corp.	08/16/2014	120.00	350	(22)
Verizon Communications Inc.	07/19/2014	50.00	775	(6)
Verizon Communications Inc.	10/18/2014	50.00	214	(14)
Wal-Mart Stores Inc.	07/19/2014	77.50	350	(2)
Wal-Mart Stores Inc.	08/16/2014	77.50	389	(13)
Whirlpool Corp.	07/19/2014	140.00	264	(71)
Whirlpool Corp.	09/20/2014	150.00	229	(57)
			31,969	$(3,066)

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2013	11,763	$1,572
Options written during the period	102,613	11,877
Options closed during the period	(70,910)	(8,792)
Options exercised during the period	(432)	(57)
Options expired during the period	(11,065)	(1,197)
Options outstanding at June 30, 2014	31,969	$3,403

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

Curian Focused International Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 97.0%

CANADA - 9.3%
Canadian National Railway Co.	83	$5,401
Canadian Pacific Railway Co.	33	6,013
		11,414
CHINA - 2.3%
Sun Art Retail Group Ltd.	2,502	2,863

DENMARK - 11.5%
Chr Hansen Holding A/S	90	3,809
Novo-Nordisk A/S - ADR	128	5,902
Novozymes A/S - Class B	87	4,367
		14,078
FRANCE - 2.1%
LVMH Moet Hennessy Louis Vuitton SA	13	2,557

HONG KONG - 3.7%
Tencent Holdings Ltd.	294	4,465

IRELAND - 4.6%
Covidien Plc	62	5,592

JAPAN - 6.3%
Fanuc Ltd.	20	3,402
Sysmex Corp.	113	4,238
		7,640
MEXICO - 2.1%
Wal-Mart de Mexico SAB de CV - Class V	956	2,561

NETHERLANDS - 9.9%
ASML Holding NV - ADR	50	4,654
Core Laboratories NV	20	3,260
Sensata Technologies Holding NV (a)	89	4,164
		12,078
PORTUGAL - 1.4%
Jeronimo Martins SGPS SA	107	1,751

RUSSIAN FEDERATION - 2.8%
Yandex NV - Class A (a)	98	3,483

SOUTH AFRICA - 1.7%
Shoprite Holdings Ltd.	143	2,069

SPAIN - 3.4%
Inditex SA	27	4,144

SWEDEN - 2.9%
Svenska Cellulosa AB - Class B	135	3,512

SWITZERLAND - 11.3%
ACE Ltd.	48	4,935
Nestle SA	58	4,472
SGS SA	2	4,415
		13,822
TAIWAN - 5.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	301	6,439

UNITED KINGDOM - 5.1%
ARM Holdings Plc - ADR	59	2,672
ASOS Plc (a)	70	3,558
		6,230
UNITED STATES OF AMERICA - 11.3%
Coca-Cola Enterprises Inc.	95	4,515
Lazard Ltd. - Class A	99	5,092
Perrigo Co. Plc	29	4,178
		13,785
Total Common Stocks (cost $114,094)		118,483

SHORT TERM INVESTMENTS - 4.4%

Investment Company - 4.4%
JNL Money Market Fund, 0.01% (b) (c)	5,365	5,365
Total Short Term Investments (cost $5,365)		5,365

Total Investments - 101.4% (cost $119,459)		123,848
Other Assets and Liabilities, Net - (1.4%)		(1,710)
Total Net Assets - 100.0%		$122,138

Portfolio Composition:	Percentage of Total Investments
Industrials	18.9%
Information Technology	17.5
Health Care	16.1
Consumer Staples	14.7
Materials	9.5
Consumer Discretionary	8.3
Financials	8.1
Energy	2.6
Short Term Investments	4.3
Total Investments	100.0%

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Curian Focused U.S. Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 94.0%

CONSUMER DISCRETIONARY - 19.5%
Cabela’s Inc. - Class A (a) (b)	30	$1,889
Carnival Plc	31	1,169
Dollar Tree Inc. (a)	29	1,582
Pulte Homes Inc.	71	1,430
Smith & Wesson Holding Corp. (a) (b)	129	1,872
Sturm Ruger & Co. Inc. (b)	21	1,245
		9,187
CONSUMER STAPLES - 4.5%
Lorillard Inc.	35	2,123

ENERGY - 6.2%
Atwood Oceanics Inc. (a)	28	1,483
ConocoPhillips	17	1,436
		2,919
FINANCIALS - 20.4%
Berkshire Hathaway Inc. - Class B (a)	19	2,454
BlackRock Inc.	6	1,959
Cincinnati Financial Corp.	24	1,169
MBIA Inc. (a)	102	1,122
Wells Fargo & Co.	55	2,890
		9,594
HEALTH CARE - 5.6%
Eli Lilly & Co.	23	1,454
Pfizer Inc.	40	1,201
		2,655

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INDUSTRIALS - 16.0%
Alliant Techsystems Inc.	11	1,515
FedEx Corp.	10	1,511
General Dynamics Corp.	13	1,530
Old Dominion Freight Line Inc. (a)	25	1,602
USG Corp. (a)	46	1,371
		7,529
INFORMATION TECHNOLOGY - 9.7%
Corning Inc.	105	2,299
EMC Corp.	44	1,159
International Business Machines Corp.	6	1,104
		4,562
MATERIALS - 12.1%
Albemarle Corp.	37	2,664
NewMarket Corp.	6	2,314
Tredegar Corp.	30	701
		5,679
Total Common Stocks (cost $42,526)		44,248

SHORT TERM INVESTMENTS - 13.7%

Investment Company - 5.9%
JNL Money Market Fund, 0.01% (c) (d)	2,784	2,784

Securities Lending Collateral - 7.8%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (d)	2,000	2,000
Repurchase Agreement with BCL, 0.07% (Collateralized by $1,704 U.S. Treasury Note, 2.13%, due 06/30/21, value $1,703) acquired on 06/30/14, due 07/01/14 at $1,669	$1,669	1,669
		3,669
Total Short Term Investments (cost $6,453)		6,453

Total Investments - 107.7% (cost $48,979)		50,701
Other Assets and Liabilities, Net - (7.7%)		(3,641)
Total Net Assets - 100.0%		$47,060

Portfolio Composition:	Percentage of Total Investments
Financials	18.9%
Consumer Discretionary	18.1
Industrials	14.9
Materials	11.2
Information Technology	9.0
Energy	5.8
Health Care	5.2
Consumer Staples	4.2
Short Term Investments	12.7
Total Investments	100.0%

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Curian/Franklin Templeton Frontier Markets Fund

	Shares/Par †	Value
COMMON STOCKS - 86.7%

ARGENTINA - 2.5%
Adecoagro SA (a)	104	$985
Tenaris SA - ADR (b)	21	967
Ternium SA - ADR	54	1,494
		3,446
BOTSWANA - 1.0%
Letshego Holdings Ltd.	5,433	1,396

CANADA - 2.2%
First Quantum Minerals Ltd.	50	1,066
Gran Tierra Energy Inc. (a)	231	1,875
		2,941
CHILE - 0.2%
CFR Pharmaceuticals SA	958	315

COLOMBIA - 2.8%
BanColombia SA - ADR (b)	7	428
Pacific Rubiales Energy Corp.	163	3,315
		3,743
EGYPT - 4.9%
Alexandria Mineral Oils Co.	117	1,345
Eastern Tobacco	49	1,025
Egyptian International Pharmaceutical Industrial Co.	173	1,221
Global Telecom Holding - GDR (a) (c)	483	1,722
Maridive & Oil Services SAE (a)	318	334
Telecom Egypt Co.	573	1,080
		6,727
GEORGIA - 1.6%
Bank of Georgia Holdings Plc	55	2,194

JORDAN - 0.5%
Arab Potash Co.	9	343
Jordan Phosphate Mines (a)	40	337
		680
KAZAKHSTAN - 3.1%
KazMunaiGas Exploration Production JSC - GDR	215	3,425
KCell JSC - GDR (d)	50	748
		4,173
KENYA - 4.7%
British American Tobacco Kenya Ltd.	252	1,867
East African Breweries Ltd.	423	1,365
Equity Bank Ltd.	4,425	2,323
Kenya Commercial Bank Ltd.	364	212
Safaricom Ltd.	4,020	571
		6,338
KUWAIT - 3.8%
Kuwait Foods Americana	11	104
Mobile Telecommunications Co. KSC	1,450	3,194
National Bank of Kuwait SAK	536	1,829
		5,127
LEBANON - 0.6%
BLOM Bank SAL - GDR (c)	85	798

MAURITIUS - 1.8%
MCB Group Ltd. (a)	283	2,017
New Mauritius Hotels Ltd.	159	453
		2,470

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
NETHERLANDS - 1.0%
Nostrum Oil & Gas Plc (a)	108	1,389

NIGERIA - 11.5%
FBN Holdings Plc	34,196	3,278
Guinness Nigeria Plc	527	647
Nigerian Breweries Plc	740	781
SEPLAT Petroleum Development Co. Plc (a) (d)	398	1,779
UAC of Nigeria Plc	6,688	2,545
United Bank for Africa Plc	45,527	2,151
Zenith Bank Plc	29,321	4,507
		15,688
OMAN - 2.5%
BankMuscat SAOG	1,919	3,388

PAKISTAN - 1.8%
Fauji Fertilizer Co. Ltd.	1,388	1,579
Indus Motor Co. Ltd.	115	626
United Bank Ltd.	113	193
		2,398
PANAMA - 1.5%
Cable & Wireless Communications Plc	2,471	2,082

PERU - 2.3%
Cia de Minas Buenaventura SA - ADR	195	2,299
Intercorp Financial Services Inc. (c)	25	810
		3,109
QATAR - 7.3%
Commercial Bank of Qatar QSC	108	1,830
Industries Qatar QSC	89	4,115
Ooredoo QSC	120	3,930
		9,875
ROMANIA - 6.9%
Banca Transilvania (a)	3,390	1,895
OMV Petrom SA	45,723	6,882
Societatea Nationala de Gaze Naturale ROMGAZ SA (d)	56	605
		9,382
SENEGAL - 1.1%
Sonatel	32	1,450

SOUTH AFRICA - 3.1%
MTN Group Ltd.	198	4,164

SOUTH KOREA - 1.3%
Youngone Corp.	40	1,799

TOGO - 0.9%
Ecobank Transnational Inc.	12,051	1,249

UKRAINE - 4.2%
Ferrexpo Plc	969	2,167
Kernel Holding SA (a)	48	530
MHP SA - GDR (c)	203	3,039
		5,736
UNITED ARAB EMIRATES - 4.2%
Agthia Group PJSC	284	433
Aramex PJSC	1,252	1,023
Dragon Oil Plc	400	4,189
		5,645
UNITED KINGDOM - 0.6%
African Minerals Ltd (a)	748	886

VIETNAM - 4.3%
DHG Pharmaceutical JSC	145	664
Hoa Phat Group JSC	402	1,017
Imexpharm Pharmaceutical JSC	116	295
PetroVietnam Drilling and Well Services JSC	429	1,661
PetroVietnam Fertilizer & Chemicals JSC	387	587
PetroVietnam Technical Service JSC	1,055	1,445
Viet Nam Dairy Products JSC	20	114
		5,783
ZIMBABWE - 2.5%
Delta Corp. Ltd.	1,516	1,955
Econet Wireless Zimbabwe Ltd. (a)	2,067	1,385
		3,340
Total Common Stocks (cost $101,815)		117,711

PARTICIPATORY NOTES - 6.9%

SAUDI ARABIA - 6.9%
Deutsche Bank AG Participatory Note (Al Tayyar Travel Group) (d) (e)	$24	763
Deutsche Bank AG Participatory Note (Saudi Basic Industries Corp.) (d) (e)	26	786
Deutsche Bank AG Participatory Note (Saudi Ceramic Co.) (d) (e)	24	930
Deutsche Bank AG Participatory Note (Saudi Dairy and Foodstuff Co.) (d) (e)	10	265
HSBC Bank Plc Participatory Note (Etihad Etisalat Co.) (d) (e)	146	3,197
HSBC Bank Plc Participatory Note (Samba Financial Group) (d) (e)	126	1,329
HSBC Bank Plc Participatory Note (Samba Financial Group) (e)	11	111
HSBC Bank Plc Participatory Note (Saudi Basic Industries Corp.) (d) (e)	66	2,019
Total Participatory Notes (cost $7,509)		9,400

SHORT TERM INVESTMENTS - 6.3%

Investment Company - 5.7%
JNL Money Market Fund, 0.01% (f) (g)	7,746	7,746

Securities Lending Collateral - 0.6%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (g)	200	200
Fidelity Institutional Money Market Portfolio, 0.09% (g)	400	400
Repurchase Agreement with BCL, 0.07% (Collateralized by $170 U.S. Treasury Note, 2.13%, due 06/30/21, value $170) acquired on 06/30/14, due 07/01/14 at $167	$167	167
		767
Total Short Term Investments (cost $8,513)		8,513

Total Investments - 99.9% (cost $117,837)		135,624
Other Assets and Liabilities, Net - 0.1%		160
Total Net Assets - 100.0%		$135,784

Portfolio Composition:	Percentage of Total Investments
Financials	24.1%
Energy	20.5
Telecommunication Services	17.3
Materials	11.2
Consumer Staples	9.6
Industrials	5.7
Consumer Discretionary	3.5
Health Care	1.8
Short Term Investments	6.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2014, the aggregate value of these liquid securities was $12,420 which represented 9.1% of net assets.

(e)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Financial Statements.

(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of June 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
BLOM Bank SAL - GDR	04/30/2013	$707	$798	0.6%
Global Telecom Holding - GDR	09/14/2012	1,447	1,722	1.3
Intercorp Financial Services Inc.	10/23/2012	750	810	0.6
MHP SA - GDR	09/13/2012	3,197	3,039	2.2
		$6,101	$6,369	4.7%

See accompanying Notes to Financial Statements.

Curian/Franklin Templeton Natural Resources Fund * (g)

	Shares/Par †	Value
COMMON STOCKS - 91.4%

ENERGY - 71.6%
Anadarko Petroleum Corp.	54	$5,889
Baker Hughes Inc.	42	3,090
BP Plc - ADR	29	1,519
C&J Energy Services Inc. (a)	35	1,191
Cabot Oil & Gas Corp. - Class A	84	2,864
Cameron International Corp. (a)	36	2,451
Canadian Natural Resources Ltd.	44	2,029
Chevron Corp.	29	3,786
Cobalt International Energy Inc. (a)	69	1,273
Concho Resources Inc. (a)	14	2,074
Devon Energy Corp.	33	2,584
Dresser-Rand Group Inc. (a)	18	1,169
EnCana Corp.	118	2,792
EQT Corp.	14	1,545
Exxon Mobil Corp.	51	5,175
FMC Technologies Inc. (a)	25	1,508
Gran Tierra Energy Inc. (a)	175	1,423
Halliburton Co.	69	4,869
Hess Corp.	17	1,706
HollyFrontier Corp.	29	1,280
Key Energy Services Inc. (a)	129	1,179
Marathon Oil Corp.	94	3,736
National Oilwell Varco Inc.	16	1,318
Noble Energy Inc.	31	2,378
Oasis Petroleum Inc. (a)	38	2,141
Occidental Petroleum Corp.	46	4,690
Oceaneering International Inc.	24	1,883
Peabody Energy Corp.	116	1,897
Phillips 66	26	2,103
Pioneer Energy Services Corp. (a)	84	1,477
Rex Energy Corp. (a)	84	1,491
RigNet Inc. (a)	22	1,187
Royal Dutch Shell Plc - ADR - Class A	16	1,285
Schlumberger Ltd.	57	6,700
SM Energy Co.	25	2,140
Southwestern Energy Co. (a)	82	3,716
Superior Energy Services Inc.	82	2,953
Total SA - ADR	27	1,982
Tullow Oil Plc	104	1,519
Valero Energy Corp.	23	1,162
Weatherford International Plc (a)	69	1,578
Other Securities		16,686
		115,418
INDUSTRIALS - 0.3%
Other Securities		524

MATERIALS - 19.5%
BHP Billiton Plc - ADR (b)	52	3,421
Freeport-McMoRan Copper & Gold Inc.	83	3,017
Glencore Plc	387	2,158
Goldcorp Inc.	64	1,779
Randgold Resources Ltd. - ADR (b)	14	1,222
Rio Tinto Plc - ADR (b)	39	2,103
Teck Resources Ltd. - Class B (b)	89	2,030
Other Securities		15,613
		31,343
Total Common Stocks (cost $124,472)		147,285

PREFERRED STOCKS - 1.2%

ENERGY - 1.2%
Sanchez Energy Corp., 4.88% (c) (d)	13	1,187
Sanchez Energy Corp., 6.50% (c) (d)	8	719
Total Preferred Stocks (cost $1,218)		1,906

CORPORATE BONDS AND NOTES - 0.4%

MATERIALS - 0.4%
Other Securities		619
Total Corporate Bonds and Notes (cost $891)		619

SHORT TERM INVESTMENTS - 11.6%

Investment Company - 6.7%
JNL Money Market Fund, 0.01% (e) (f)	10,735	10,735

Securities Lending Collateral - 4.9%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (f)	2,000	2,000
Fidelity Institutional Money Market Portfolio, 0.09% (f)	3,000	3,000
Repurchase Agreement with BCL, 0.07% (Collateralized by $1,906 U.S. Treasury Note, 2.13%, due 06/30/21, value $1,904) acquired on 06/30/14, due 07/01/14 at $1,867	$1,867	1,867
Repurchase Agreement with RBC, 0.06% (Collateralized by $4 U.S. Treasury Bond Strip, due 02/15/30-02/15/34, value $2, $95 U.S. Treasury Bond, 2.88-9.13%, due 11/15/16-05/15/43, value $115, $424 U.S. Treasury Bill, due 07/24/14-08/28/14, value $424, and $497 U.S. Treasury Note, 0.38-4.63%, due 08/15/14-11/30/20, value $503) acquired on 06/30/14, due 07/01/14 at $1,023	1,023	1,023
		7,890
Total Short Term Investments (cost $18,625)		18,625

Total Investments - 104.6% (cost $145,206)		168,435
Other Assets and Liabilities, Net - (4.6%)		(7,341)
Total Net Assets - 100.0%		$161,094

Portfolio Composition:	Percentage of Total Investments
Energy	69.6%
Materials	19.0
Industrials	0.3
Short Term Investments	11.1
Total Investments	100.0%

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)	Perpetual security.
(d)	Convertible security.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.
(g)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2014. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

See accompanying Notes to Financial Statements.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	1.8%
Brazil	0.7
Canada	11.8
France	1.3
Hong Kong	0.7
Netherlands	1.6
South Africa	0.6
Switzerland	1.4
United Kingdom	5.2
United States	74.9
Total Long-Term Investments	100.0%

*                 The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Curian/Lazard International Strategic Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 90.7%

AUSTRALIA - 7.0%
Amcor Ltd.	234	$2,301
Ansell Ltd.	79	1,482
Caltex Australia Ltd.	67	1,361
Insurance Australia Group Ltd.	173	955
		6,099
AUSTRIA - 1.2%
Erste Group Bank AG	32	1,025

BELGIUM - 2.1%
Anheuser-Busch InBev NV	16	1,818

BERMUDA - 1.3%
Signet Jewelers Ltd.	10	1,109

CANADA - 0.9%
Home Capital Group Inc.	18	798

FINLAND - 4.0%
Sampo Oyj	68	3,425

FRANCE - 2.0%
Plastic Omnium SA	16	514
Valeo SA	9	1,210
		1,724
GERMANY - 5.0%
Bayer AG	14	2,035
Fresenius SE & Co. KGaA	7	1,009
Symrise AG	24	1,281
		4,325
HONG KONG - 1.5%
AIA Group Ltd.	257	1,292

IRELAND - 3.1%
James Hardie Industries SE - CDI	109	1,421
Kerry Group Plc	17	1,248
		2,669
ISRAEL - 1.7%
Teva Pharmaceutical Industries Ltd. - ADR	29	1,499

ITALY - 1.1%
Mediaset SpA (a)	197	959

JAPAN - 19.3%
AEON Financial Service Co. Ltd.	45	1,174
Asics Corp.	85	1,978
Daiwa House Industry Co. Ltd.	80	1,658
Don Quijote Holdings Co. Ltd.	48	2,684
Japan Tobacco Inc.	35	1,291
KDDI Corp.	27	1,647
Makita Corp.	42	2,583
Ryohin Keikaku Co. Ltd.	11	1,283
SoftBank Corp.	23	1,692
United Arrows Ltd.	19	746
		16,736
MACAU - 2.0%
Sands China Ltd.	231	1,742

NETHERLANDS - 2.1%
Airbus Group NV	27	1,789

NEW ZEALAND - 1.2%
Z Energy Ltd.	312	1,071

SPAIN - 2.2%
Applus Services SA (a)	41	853
Mediaset Espana Comunicacion SA (a)	91	1,060
		1,913
SWEDEN - 5.6%
Assa Abloy AB	45	2,293
Swedbank AB - Class A	97	2,562
		4,855
SWITZERLAND - 6.8%
Cie Financiere Richemont SA	11	1,203
GAM Holding Ltd.	56	1,065
Novartis AG	30	2,759
Swatch Group AG	1	839
		5,866
UNITED KINGDOM - 20.6%
AMEC Plc	66	1,361
Associated British Foods Plc	17	870
Berkeley Group Holdings Plc	32	1,318
British American Tobacco Plc	34	2,018
Croda International Plc	7	259
Informa Plc	238	1,949
International Consolidated Airlines Group SA (a)	257	1,626
Lloyds Banking Group Plc (a)	1,939	2,465
Rexam Plc	238	2,180
Rolls-Royce Holdings Plc	93	1,692
Shire Plc	16	1,276
Stagecoach Group Plc	131	843
		17,857
Total Common Stocks (cost $73,057)		78,571

PREFERRED STOCKS - 2.1%

GERMANY - 2.1%
Volkswagen AG	7	1,838
Total Preferred Stocks (cost $1,849)		1,838

SHORT TERM INVESTMENTS - 7.3%

Investment Company - 7.3%
JNL Money Market Fund, 0.01% (b) (c)	6,352	6,352
Total Short Term Investments (cost $6,352)		6,352

Total Investments - 100.1% (cost $81,258)		86,761
Other Assets and Liabilities, Net - (0.1%)		(95)
Total Net Assets - 100.0%		$86,666

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	23.5%
Financials	18.9
Industrials	13.5
Health Care	11.6
Materials	8.6
Consumer Staples	8.4
Energy	4.4
Telecommunication Services	3.8
Short Term Investments	7.3
Total Investments	100.0%

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Curian Long Short Credit Fund * (a) (n)

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.6%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (b)	$1,850	$1,948
4.95%, 01/15/23 (b)	573	620
Citigroup Commercial Mortgage Trust REMIC, 0.91%, 06/15/33 (c) (d) (e)	4,000	4,009
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.04%, 10/15/42 (c)	396	406
Morgan Stanley Capital I Trust REMIC, 4.99%, 06/12/47 (c)	475	491
Other Securities		6,731
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,004)		14,205

CORPORATE BONDS AND NOTES - 88.0%

CONSUMER DISCRETIONARY - 16.0%
General Motors Co.
3.50%, 10/02/18 (b)	1,500	1,534
6.25%, 10/02/43 (b)	664	760
Glencore Funding LLC, 1.39%, 05/27/16 (b) (c)	3,250	3,270
Numericable Group SA
4.88%, 05/15/19 (b)	1,316	1,351
5.38%, 05/15/22 (b), EUR	1,500	2,180
Schaeffler Finance BV
3.25%, 05/15/19 (b), EUR	556	764
3.50%, 05/15/22 (b), EUR	833	1,147
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (b) (f)	584	615
Tenneco Inc.
7.75%, 08/15/18	500	521
6.88%, 12/15/20	1,750	1,905
Univision Communications Inc. Term Loan, 4.00%, 03/01/20 (c)	2,380	2,378
Wynn Las Vegas LLC, 7.75%, 08/15/20	2,425	2,643
Other Securities		44,779
		63,847
CONSUMER STAPLES - 3.2%
Other Securities		12,636

ENERGY - 13.1%
Access Midstream Partners LP
5.88%, 04/15/21	671	718
4.88%, 05/15/23	1,519	1,601
4.88%, 03/15/24	440	465
Arch Coal Inc.
8.00%, 01/15/19 (b)	591	585
7.25%, 06/15/21	1,300	949
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18 (c)	995	977
Chesapeake Energy Corp., 3.48%, 04/15/19 (c)	2,767	2,798
DCP Midstream LLC, 5.85%, 05/21/43 (b) (c)	2,326	2,210
Petrobras Global Finance BV
1.85%, 05/20/16 (c)	1,500	1,502
2.37%, 01/15/19 (c)	1,000	995
4.38%, 05/20/23	841	810
Seadrill Ltd., 6.13%, 09/15/17 (b)	2,150	2,263
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21 (c)	1,095	1,087
Other Securities		35,189
		52,149
FINANCIALS - 25.2%
American International Group Inc., 8.25%, 08/15/18	2,700	3,354
Bank of America Corp.
5.65%, 05/01/18	2,300	2,606
3.30%, 01/11/23	915	900
4.10%, 07/24/23	539	559
4.00%, 04/01/24	602	615
Barclays Bank Plc
2.50%, 02/20/19	1,361	1,378
7.75%, 04/10/23 (c)	1,000	1,113
3.75%, 05/15/24	2,000	2,011
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (i), EUR	1,100	1,640
8.25% (callable at 100 beginning 12/15/18) (i)	1,400	1,484
Citigroup Inc., 5.90%, (callable at 100 beginning 02/15/23) (c) (i)	1,100	1,111
Credit Suisse, 2.30%, 05/28/19	1,714	1,716
Credit Suisse AG, 6.50%, 08/08/23 (b)	2,481	2,754
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (b) (i)	1,759	1,947
Five Corners Funding Trust, 4.42%, 11/15/23 (b)	2,221	2,340
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,250	1,390
4.25%, 09/20/22	875	933
General Electric Capital Corp., 7.13%, (callable at 100 beginning 06/15/22) (c) (i)	3,800	4,485
General Motors Financial Co. Inc.
2.75%, 05/15/16	1,500	1,523
4.25%, 05/15/23	774	773
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (i)	2,552	2,637
5.38%, 03/15/20	1,550	1,756
4.00%, 03/03/24	1,961	1,997
Icahn Enterprises LP
3.50%, 03/15/17	993	1,004
4.88%, 03/15/19	1,028	1,059
6.00%, 08/01/20	920	987
5.88%, 02/01/22	704	737
International Lease Finance Corp., 6.25%, 05/15/19	1,800	2,016
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (b)	2,750	2,781
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (i)	2,000	1,988
7.90% (callable at 100 beginning 04/30/18) (c) (i)	966	1,082

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.63%, 05/13/24	1,250	1,254
Mizuho Bank Ltd., 2.45%, 04/16/19 (b)	1,624	1,639
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (b)	2,000	2,107
Morgan Stanley
5.63%, 09/23/19	900	1,035
4.10%, 05/22/23	1,437	1,457
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (c) (i)	1,900	1,826
Reliance Standard Life Global Funding II, 2.50%, 04/24/19 (b)	3,000	3,009
Royal Bank of Scotland Group Plc
6.13%, 12/15/22	272	297
6.10%, 06/10/23	1,472	1,610
6.00%, 12/19/23	359	388
5.13%, 05/28/24	1,534	1,557
State Street Corp., 3.10%, 05/15/23	1,629	1,599
Union Bank NA, 2.25%, 05/06/19	4,000	4,016
USAA Capital Corp., 2.13%, 06/03/19 (b)	4,000	4,021
Wells Fargo & Co., 4.10%, 06/03/26	2,791	2,822
Other Securities		19,024
		100,337
HEALTH CARE - 5.2%
DaVita HealthCare Partners Inc. Term Loan B, 0.00%, 06/20/21 (g)	2,570	2,580
Forest Laboratories Inc.
4.38%, 02/01/19 (b)	868	936
5.00%, 12/15/21 (b)	1,238	1,357
HCA Inc.
3.75%, 03/15/19	1,168	1,178
7.25%, 09/15/20	2,350	2,514
Other Securities		11,969
		20,534
INDUSTRIALS - 6.9%
Bombardier Inc.
4.75%, 04/15/19 (b)	1,571	1,599
6.00%, 10/15/22 (b)	835	856
6.13%, 01/15/23 (b)	1,727	1,779
CNH Capital LLC, 3.25%, 02/01/17	2,623	2,659
International Lease Finance Corp., 2.18%, 06/15/16 (c)	1,750	1,761
Other Securities		18,913
		27,567
INFORMATION TECHNOLOGY - 2.7%
Other Securities		10,632

MATERIALS - 7.0%
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (b) (f)	300	309
Ardagh Group Term Loan, 4.25%, 12/15/19 (c)	898	900
Ardagh Packaging Finance Plc, 3.23%, 12/15/19 (b) (c)	3,000	2,992
Cemex Finance LLC
9.38%, 10/12/22 (b)	1,050	1,235
6.00%, 04/01/24 (b)	447	465
Cemex SAB de CV
6.50%, 12/10/19 (b)	774	829
7.25%, 01/15/21 (b)	794	873
FMG Resources Pty Ltd., 6.88%, 04/01/22 (b)	1,200	1,287

FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19 (c)	1,481	1,482
Other Securities		17,489
		27,861
TELECOMMUNICATION SERVICES - 4.8%
Verizon Communications Inc.
1.35%, 06/09/17	2,500	2,499
5.15%, 09/15/23	2,400	2,684
6.40%, 09/15/33	1,053	1,288
6.55%, 09/15/43	1,461	1,836
Other Securities		10,658
		18,965
UTILITIES - 3.9%
AES Corp.
3.23%, 06/01/19 (c)	1,049	1,057
4.88%, 05/15/23	1,250	1,238
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (b) (i)	3,050	3,111
Other Securities		10,107
		15,513
Total Corporate Bonds and Notes (cost $342,495)		350,041

TRUST PREFERREDS - 0.5%

FINANCIALS - 0.5%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	72	1,994
Total Trust Preferreds (cost $1,976)		1,994

PREFERRED STOCKS - 2.0%

ENERGY - 0.1%
Other Securities		512

FINANCIALS - 1.9%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/25) (i)	45	1,103
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 5/01/22) (i)	49	1,332
State Street Corp., 5.90%, (callable at 25 beginning 03/15/14) (i)	27	707
US Bancorp, 6.00%, (callable at 25 beginning 04/15/17) (i)	98	2,686
Other Securities		1,520
		7,348
Total Preferred Stocks (cost $8,028)		7,860

INVESTMENT COMPANIES - 0.1%
Other Securities		415
Total Investment Companies (cost $377)		415

SHORT TERM INVESTMENTS - 6.0%

Investment Company - 6.0%
JNL Money Market Fund, 0.01% (l) (m)	24,000	24,000
Total Short Term Investments (cost $24,000)		24,000

Total Investments - 100.2% (cost $390,880)		398,515
Other Assets and Liabilities, Net - (0.2%)		(943)
Total Net Assets - 100.0%		$397,572

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Financials	27.5%
Consumer Discretionary	16.0
Energy	13.2
Materials	7.0
Industrials	6.9
Health Care	5.1
Telecommunication Services	4.8
Utilities	3.9
Non-U.S. Government Agency ABS	3.6
Consumer Staples	3.2
Information Technology	2.7
Investment Companies	0.1
Short Term Investments	6.0
Total Investments	100.0%

(a)	The Fund had an unfunded loan commitment at June 30, 2014. See Unfunded Loan Commitments note in the Notes to the Financial Statements.
(b)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2014, the aggregate value of these liquid securities was $116,010 which represented 29.2% of net assets.

(c)	Variable rate security. Rate stated was in effect as of June 30, 2014.
(d)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(e)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(f)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(g)	This variable rate senior loan will settle after June 30, 2014, at which time the interest rate will be determined.
(h)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(i)	Perpetual security.
(j)	Security is in default relating to principal, dividends and/or interest.
(k)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Financial Statements.

(l)	Investment in affiliate.
(m)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.
(n)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2014. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	0.8%
Brazil	1.5
Canada	1.3
Chile	0.3
France	2.4
Germany	0.8
Ireland	1.3
Italy	1.2
Japan	1.0
Luxembourg	1.2
Mexico	0.9
Norway	0.9
Puerto Rico	0.1
Spain	0.4
Sweden	0.4
Switzerland	1.7
United Kingdom	5.6
United States	78.2
Total Long-Term Investments	100.0%

*	The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of June 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Citigroup Commercial Mortgage Trust REMIC, 0.91%, 06/15/33	06/05/2014	$4,000	$4,009	1.0%
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/2014	579	583	0.2
		$4,579	$4,592	1.2%

Schedule of Open Futures Contracts

	Expiration	Contracts (Short)	Unrealized Appreciation / (Depreciation)
Euro FX Currency Future	September 2014	(47)	$(86)
U.S. Treasury Long Bond Future, 20-Year	September 2014	(129)	46
U.S. Treasury Note Future, 10-Year	September 2014	(793)	350
U.S. Treasury Note Future, 2-Year	September 2014	(58)	11
U.S. Treasury Note Future, 5-Year	September 2014	(588)	214
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2014	(108)	(17)
			$518

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
CIT	Avis Budget Car Rental LLC, 8.25%, 01/15/2019	N/A	5.00%	09/20/2019	$4,000	$(567)	$(575)	$2
JPM	Capital One Bank USA NA, 2.25%, 02/13/2019	N/A	1.00%	09/20/2019	2,000	(64)	(65)	—
CIT	Marriott International Inc., 3.00%, 03/01/2019	N/A	1.00%	09/20/2019	4,000	(120)	(110)	(11)
CIT	Nucor Corp., 5.75%, 12/01/2017	N/A	1.00%	09/20/2019	4,000	(95)	(88)	(8)
CIT	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	09/20/2019	2,000	125	132	(7)
CIT	Viacom Inc., 6.88%, 04/30/2036	N/A	1.00%	09/20/2019	2,000	(55)	(49)	(7)
CIT	Williams Companies Inc., 7.50%, 01/15/2031	N/A	1.00%	06/20/2019	3,000	(10)	5	(16)
					$21,000	$(786)	$(750)	$(47)

Credit default swap agreements - sell protection (3)
JPM	Citigroup Inc., 6.13%, 05/15/2018	0.67%	1.00%	09/20/2019	$(2,000)	$33	$36	$(2)
CIT	Hertz Corp., 7.50%, 10/15/2018	2.48%	5.00%	09/20/2019	(4,000)	484	487	3
CIT	Host Hotels & Resorts LP, 4.75%, 03/01/2023	0.72%	1.00%	09/20/2019	(4,000)	57	50	8
JPM	Kinder Morgan Inc., 5.15%, 03/01/2015	1.80%	1.00%	09/20/2019	(3,000)	(117)	(114)	(2)
					$(13,000)	$457	$459	$7

Counterparty	Reference Obligation	Fixed Received Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$(31,680)	$2,743	$(13)

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

See accompanying Notes to Financial Statements.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

Curian/Neuberger Berman Currency Fund

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 66.5%

GOVERNMENT SECURITIES - 66.5%
Federal Farm Credit Bank - 11.8%
Federal Farm Credit Bank
0.25%, 07/17/14 (a)	$4,250	$4,250
0.18%, 03/20/15 (a) (b)	2,000	2,001
0.17%, 04/23/15 (a) (b)	7,000	7,004
		13,255
Federal Home Loan Bank - 11.6%
Federal Home Loan Bank
0.13%, 08/15/14 (a) (b)	10,000	10,000
2.75%, 12/12/14 (a)	3,000	3,035
		13,035
Federal Home Loan Mortgage Corp. - 12.0%
Federal Home Loan Mortgage Corp.
1.00%, 07/30/14 (a)	6,000	6,004
0.00%,11/24/14 (a) (c)	5,250	5,245
0.63%, 12/29/14 (a)	2,250	2,256
		13,505
Federal National Mortgage Association - 11.6%
Federal National Mortgage Association, 0.63%, 10/30/14 (a)	13,000	13,024
U.S. Treasury Securities - 19.5%
U.S. Treasury Note, 0.25%, 01/15/15	22,000	22,021
Total Government and Agency Obligations (cost $74,842)		74,840

SHORT TERM INVESTMENTS - 33.1%

Investment Company - 5.1%
JNL Money Market Fund, 0.01% (d) (e)	5,780	5,780

Treasury Securities - 28.0%
U.S. Treasury Bill
0.08%, 09/04/14	$25,000	24,999
0.04%, 10/30/14	6,500	6,499
		31,498
Total Short Term Investments (cost $37,278)		37,278

Total Investments - 99.6% (cost $112,120)		112,118
Other Assets and Liabilities, Net - 0.4%		426
Total Net Assets - 100.0%		$112,544

Portfolio Composition*:	Percentage of Total Investments
Government Securities	66.7%
Short Term Investments	33.3
Total Investments	100.0%

*The Fund gains exposure to currencies by investing in forward foreign currency contracts.

(a)	This security is a direct debt of the agency and not collateralized by mortgages.
(b)	Variable rate security. Rate stated was in effect as of June 30, 2014.
(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

See accompanying Notes to Financial Statements.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	07/10/2014	RBC	AUD	14,316	$13,490	$194
AUD/USD	07/10/2014	SGB	AUD	36,938	34,809	451
AUD/USD	07/10/2014	SSB	AUD	14,128	13,313	171
CAD/USD	07/10/2014	RBC	CAD	22,394	20,983	332
CAD/USD	07/10/2014	SGB	CAD	11,359	10,644	238
CAD/USD	07/10/2014	SSB	CAD	13,179	12,349	294
CHF/USD	07/10/2014	SSB	CHF	3,691	4,162	(28)
CHF/USD	07/10/2014	SGB	CHF	15,865	17,892	142
CHF/USD	07/10/2014	SSB	CHF	13,609	15,346	152
CHF/USD	07/10/2014	RBC	CHF	11,270	12,710	104
EUR/USD	07/10/2014	SSB	EUR	8,543	11,701	(39)
EUR/USD	07/10/2014	RBC	EUR	3,201	4,384	(42)
EUR/USD	07/10/2014	SGB	EUR	10,212	13,984	160
EUR/USD	07/10/2014	SSB	EUR	23,043	31,556	186
EUR/USD	07/10/2014	RBC	EUR	1,231	1,686	10
EUR/USD	07/10/2014	SGB	EUR	3,993	5,467	(79)
GBP/USD	07/10/2014	SSB	GBP	7,562	12,940	187
GBP/USD	07/10/2014	SGB	GBP	49,029	83,899	2,133
GBP/USD	07/10/2014	RBC	GBP	3,308	5,659	105
JPY/USD	07/10/2014	SGB	JPY	1,493,882	14,748	95
JPY/USD	07/10/2014	SSB	JPY	1,186,126	11,709	65
JPY/USD	07/10/2014	RBC	JPY	835,160	8,244	58
JPY/USD	07/10/2014	SSB	JPY	110,790	1,094	(4)
NOK/USD	07/10/2014	RBC	NOK	58,932	9,604	(232)
NOK/USD	07/10/2014	SSB	NOK	134,860	21,977	(550)
NOK/USD	07/10/2014	SGB	NOK	130,651	21,293	(429)
NOK/USD	07/10/2014	SSB	NOK	90,009	14,669	33
NOK/USD	07/10/2014	SGB	NOK	21,853	3,563	14
NZD/USD	07/10/2014	SSB	NZD	35,230	30,821	800
NZD/USD	07/10/2014	RBC	NZD	6,671	5,837	144
NZD/USD	07/10/2014	SGB	NZD	36,870	32,255	603
SEK/USD	07/10/2014	SSB	SEK	122,009	18,260	(362)
SEK/USD	07/10/2014	SGB	SEK	95,812	14,337	(136)
SEK/USD	07/10/2014	RBC	SEK	77,329	11,572	(181)
SEK/USD	07/10/2014	RBC	SEK	42,904	6,421	15
SEK/USD	07/10/2014	SGB	SEK	40,374	6,042	21
SEK/USD	07/10/2014	SSB	SEK	61,736	9,239	76
USD/AUD	07/10/2014	SSB	AUD	(45,735)	(43,100)	(539)
USD/AUD	07/10/2014	RBC	AUD	(4,823)	(4,545)	2
USD/AUD	07/10/2014	SGB	AUD	(51,694)	(48,712)	(709)
USD/AUD	07/10/2014	RBC	AUD	(3,900)	(3,675)	(58)
USD/CAD	07/10/2014	SSB	CAD	(40,981)	(38,399)	(624)
USD/CAD	07/10/2014	SGB	CAD	(23,125)	(21,668)	(399)
USD/CAD	07/10/2014	RBC	CAD	(7,507)	(7,034)	(135)
USD/CHF	07/10/2014	RBC	CHF	(44,449)	(50,126)	(294)
USD/CHF	07/10/2014	SGB	CHF	(18,734)	(21,128)	(156)
USD/CHF	07/10/2014	SSB	CHF	(10,113)	(11,405)	(135)
USD/CHF	07/10/2014	SSB	CHF	(3,634)	(4,097)	12
USD/CHF	07/10/2014	RBC	CHF	(1,651)	(1,862)	6
USD/EUR	07/10/2014	SGB	EUR	(10,372)	(14,200)	(48)
USD/EUR	07/10/2014	RBC	EUR	(5,607)	(7,679)	(46)
USD/EUR	07/10/2014	SSB	EUR	(9,543)	(13,067)	(85)
USD/EUR	07/10/2014	RBC	EUR	(2,857)	(3,913)	32
USD/EUR	07/10/2014	SSB	EUR	(5,527)	(7,568)	63
USD/EUR	07/10/2014	SGB	EUR	(8,735)	(11,962)	111
USD/GBP	07/10/2014	RBC	GBP	(9,877)	(16,901)	(375)
USD/GBP	07/10/2014	SSB	GBP	(15,875)	(27,169)	(558)
USD/GBP	07/10/2014	SGB	GBP	(14,834)	(25,385)	(417)
USD/JPY	07/10/2014	RBC	JPY	(1,469,278)	(14,504)	(167)
USD/JPY	07/10/2014	SSB	JPY	(2,245,164)	(22,163)	(188)
USD/JPY	07/10/2014	SGB	JPY	(2,328,499)	(22,986)	(162)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/NOK	07/10/2014	RBC	NOK	(108,130)	$(17,623)	$384
USD/NOK	07/10/2014	SGB	NOK	(80,629)	(13,141)	325
USD/NOK	07/10/2014	SSB	NOK	(124,172)	(20,238)	502
USD/NZD	07/10/2014	SGB	NZD	(33,655)	(29,442)	(721)
USD/NZD	07/10/2014	SSB	NZD	(27,349)	(23,926)	(324)
USD/NZD	07/10/2014	RBC	NZD	(17,824)	(15,594)	(293)
USD/NZD	07/10/2014	SGB	NZD	(5,410)	(4,733)	2
USD/SEK	07/10/2014	SGB	SEK	(59,085)	(8,842)	(66)
USD/SEK	07/10/2014	SSB	SEK	(84,338)	(12,621)	102
USD/SEK	07/10/2014	SGB	SEK	(210,214)	(31,459)	698
					$(52,208)	$441

See accompanying Notes to Financial Statements.

Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 20.8%
Ally Auto Receivables Trust
0.48%, 02/15/17	$1,175	$1,175
0.63%, 05/15/17	2,800	2,805
BA Credit Card Trust, 0.42%, 09/16/19 (b)	4,000	4,003
Capital One Multi-Asset Execution Trust, 0.23%, 12/16/19 (b)	3,000	2,987
CarMax Auto Owner Trust
0.47%, 02/15/17	1,280	1,281
0.46%, 04/17/17	4,000	4,000
Chase Issuance Trust, 0.42%, 05/15/19 (b)	3,000	3,003
Citibank Credit Card Issuance Trust, 0.29%, 12/17/18 (b)	3,000	2,992
Ford Credit Auto Owner Trust, 0.57%, 10/15/17	3,000	3,004
Hyundai Auto Receivables Trust
0.46%, 01/16/17	2,590	2,590
0.44%, 02/15/17	4,000	4,001
Navient Student Loan Trust, 0.44%, 03/25/21 (b)	1,500	1,500
Nelnet Student Loan Trust REMIC, 0.31%, 10/26/26 (b)	2,086	2,081
Nissan Auto Receivables Owner Trust, 0.50%, 05/15/17	825	826
Toyota Auto Receivables Owner Trust, 0.40%, 12/15/16	1,085	1,085
Total Non-U.S. Government Agency Asset-Backed Securities (cost $37,334)		37,333

CORPORATE BONDS AND NOTES - 45.1%

CONSUMER DISCRETIONARY - 5.3%
Daimler Finance North America LLC, 0.91%, 08/01/16 (b)	1,280	1,292
NBCUniversal Enterprise Inc., 0.76%, 04/15/16 (b)	1,500	1,508
Target Corp.
0.40%, 07/18/14 (b)	1,600	1,600
1.13%, 07/18/14	1,000	1,000
Toyota Motor Credit Corp., 0.52%, 05/17/16 (b)	1,500	1,505
Volkswagen Group of America Finance LLC, 0.60%, 05/23/17 (b)	1,085	1,086
Volkswagen International Finance NV, 0.83%, 11/20/14 (b)	1,500	1,503
		9,494
CONSUMER STAPLES - 2.5%
Anheuser-Busch InBev Worldwide Inc., 0.59%, 07/14/14 (b)	3,010	3,011
Coca-Cola Co., 0.33%, 11/01/16 (b)	1,500	1,501
		4,512
ENERGY - 1.8%
BP Capital Markets Plc, 0.55%, 11/06/15 (b)	1,780	1,785
Devon Energy Corp., 0.68%, 12/15/15 (b)	560	562
TransCanada PipeLines Ltd., 0.91%, 06/30/16 (b)	865	872
		3,219
FINANCIALS - 22.6%
American Express Credit Corp., 1.33%, 06/12/15 (b)	1,500	1,515
American Honda Finance Corp., 0.60%, 05/26/16 (b)	2,000	2,009
Bank of America NA, 0.70%, 11/14/16 (b)	1,500	1,503
Bank of Montreal, 0.75%, 07/15/16 (b)	1,500	1,510
Bank of New York Mellon Corp., 0.46%, 03/04/16 (b)	2,500	2,502
Berkshire Hathaway Finance Corp., 5.10%, 07/15/14	410	411
Citigroup Inc., 6.38%, 08/12/14	1,500	1,510
General Electric Capital Corp., 0.88%, 07/12/16 (b)	3,500	3,532
Goldman Sachs Group Inc., 1.23%, 11/21/14 (b)	1,250	1,254
HSBC USA Inc., 0.53%, 06/23/17 (b)	2,220	2,216
John Deere Capital Corp., 0.33%, 02/25/16 (b)	750	750
JPMorgan Chase & Co., 0.74%, 02/15/17 (b)	3,250	3,262
Kreditanstalt fuer Wiederaufbau, 0.23%, 11/28/14 (b)	1,000	1,000
Metropolitan Life Global Funding I, 0.76%, 07/15/16 (b)	2,000	2,014
National Australia Bank Ltd., 0.78%, 07/25/16 (b)	1,400	1,409
Pricoa Global Funding I, 0.50%, 08/19/15 (b)	2,500	2,506
Principal Life Global Funding II, 0.60%, 05/27/16 (b)	1,000	1,004
Royal Bank of Canada, 0.45%, 12/16/15 (b)	1,750	1,753
Simon Property Group LP, 5.63%, 08/15/14	500	503
Svenska Handelsbanken AB, 0.68%, 03/21/16 (b)	2,120	2,131
U.S. Bank NA, 4.95%, 10/30/14	1,020	1,035
Wells Fargo & Co., 1.15%, 06/26/15 (b)	2,500	2,522
Westpac Banking Corp., 0.99%, 09/25/15 (b)	2,540	2,560
		40,411
HEALTH CARE - 3.1%
Medtronic Inc., 0.32%, 02/27/17 (b)	2,750	2,746
Pfizer Inc., 0.37%, 05/15/17 (b)	850	850
UnitedHealth Group Inc., 0.35%, 08/28/14 (b)	2,000	2,000
		5,596
INDUSTRIALS - 2.7%
Canadian National Railway Co., 0.42%, 11/06/15 (b)	955	956
Rockwell Collins Inc., 0.58%, 12/15/16 (b)	1,720	1,724
United Technologies Corp., 0.73%, 06/01/15 (b)	2,150	2,159
		4,839
INFORMATION TECHNOLOGY - 4.1%
Apple Inc., 0.29%, 05/05/17 (b)	2,100	2,100
Cisco Systems Inc., 0.51%, 03/03/17 (b)	2,000	2,008
International Business Machines Corp., 0.29%, 02/05/16 (b)	1,800	1,800
Oracle Corp., 0.44%, 07/07/17 (b)	1,510	1,512
		7,420
MATERIALS - 0.7%
BHP Billiton Finance USA Ltd., 0.48%, 09/30/16 (b)	1,155	1,156

UTILITIES - 2.3%
Duke Energy Ohio Inc., 0.37%, 03/06/15 (b)	1,850	1,851
Electricite de France SA, 0.69%, 01/20/17 (b)	1,500	1,506
Public Service Electric & Gas Co., 0.85%, 08/15/14	800	801
		4,158
Total Corporate Bonds and Notes (cost $80,805)		80,805

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 2.8%

GOVERNMENT SECURITIES - 2.8%
U.S. Treasury Securities - 2.8%
U.S. Treasury Note, 0.50%, 08/15/14	5,000	5,003
Total Government and Agency Obligations (cost $5,003)		5,003

SHORT TERM INVESTMENTS - 28.3%

Certificates of Deposit - 3.1%
Credit Suisse, 0.64%, 12/07/15 (b)	1,500	1,501
Nordea Bank Finland Plc, 0.41%, 06/13/16 (b)	2,540	2,539
Sumitomo Mitsui Banking Corp., 0.63%, 03/13/15 (b)	1,500	1,502
		5,542
Investment Companies - 14.6%
JNL Money Market Fund, 0.01% (c) (d)	1,727	1,727
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (d)	24,514	24,514
		26,241
Treasury Securities - 10.6%
U.S. Treasury Bill
0.03%, 08/28/14	$9,000	9,000
0.08%, 09/04/14	10,000	10,000
		19,000
Total Short Term Investments (cost $50,786)		50,783

Total Investments - 97.0% (cost $173,928)		173,924
Other Assets and Liabilities, Net - 3.0%		5,373
Total Net Assets - 100.0%		$179,297

Portfolio Composition:	Percentage of Total Investments
Financials	23.2%
Non-U.S. Government Agency ABS	21.5
Consumer Discretionary	5.4
Information Technology	4.3
Health Care	3.2
Government Securities	2.9
Industrials	2.8
Consumer Staples	2.6
Utilities	2.4
Energy	1.8
Materials	0.7
Short Term Investments	29.2
Total Investments	100.0%

(a)	Consolidated Schedule of Investments.
(b)	Variable rate security. Rate stated was in effect as of June 30, 2014.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Brent Crude Oil Future	October 2014	135	$542
CBT Wheat Future	December 2014	128	(782)
Cocoa Future	September 2014	128	145
Coffee ‘C’ Future	September 2014	21	(181)
Copper Future	September 2014	88	297
Corn Future	December 2014	361	(1,457)
Cotton No.2 Future	December 2014	87	(372)
Feeder Cattle Future	August 2014	47	534
Gold 100 Oz. Future	December 2014	104	621
ICE Gas Oil Future	September 2014	114	234
KCBT Wheat Future	December 2014	140	(453)
Lean Hogs Future	October 2014	130	369
Live Cattle Future	October 2014	109	460
LME Aluminum Future	September 2014	144	90
LME Lead Future	September 2014	112	127
LME Nickel Future	September 2014	57	(82)
LME Zinc Future	September 2014	134	507
Natural Gas Future	September 2014	95	(48)
NY Harbor ULSD Future	September 2014	76	195
Platinum Future	October 2014	81	77
RBOB Gasoline Future	September 2014	86	400
Silver Future	December 2014	70	540
Soybean Future	November 2014	110	(481)
Soybean Meal Future	December 2014	55	(138)
Soybean Oil Future	December 2014	43	(72)
Sugar #11 (World Markets) Future	October 2014	136	(16)
WTI Crude Oil Future	September 2014	125	436
			$1,492

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

Curian/Nicholas Convertible Arbitrage Fund

	Shares/Par †	Value
PREFERRED STOCKS - 2.1%

TELECOMMUNICATION SERVICES - 2.1%
Crown Castle International Corp., 4.50% (a)	85	$8,709
Total Preferred Stocks (cost $8,581)		8,709

CORPORATE BONDS AND NOTES - 101.0%

CONSUMER DISCRETIONARY - 14.6%
Ctrip.com International Ltd., 1.25%, 10/15/18 (a) (b) (c)	$7,970	8,692
Group 1 Automotive Inc., 2.25%, 06/15/36 (a) (b)	4,175	5,949
Iconix Brand Group Inc., 2.50%, 06/01/16 (a) (b)	3,670	5,308
Jarden Corp., 1.88%, 09/15/18 (a) (b)	2,765	3,810
Liberty Interactive LLC, 0.75%, 03/30/43 (a) (b)	5,440	7,290
Live Nation Entertainment Inc., 2.50%, 05/15/19 (b) (c)	7,730	8,049
MGM Resorts International, 4.25%, 04/15/15 (b)	5,170	7,590
priceline.com Inc., 1.00%, 03/15/18 (b)	5,500	7,793
Tesla Motors Inc., 1.25%, 03/01/21 (b)	6,045	5,845
		60,326
ENERGY - 13.7%
Bristow Group Inc., 3.00%, 06/15/38 (a) (b)	4,235	5,365
Chesapeake Energy Corp., 2.50%, 05/15/37 (a) (b)	10,205	10,932
Cobalt International Energy Inc., 2.63%, 12/01/19 (b)	7,060	6,513
Emerald Oil Inc., 2.00%, 04/01/19 (b) (c)	2,600	2,850
Energy XXI Bermuda Ltd., 3.00%, 12/15/18 (a) (b) (c)	7,897	7,788
Goodrich Petroleum Corp., 5.00%, 10/01/32 (a) (b)	2,440	3,023
Hornbeck Offshore Services Inc., 1.50%, 09/01/19 (b)	9,010	10,897
PDC Energy Inc., 3.25%, 05/15/16 (b) (c)	5,010	8,047
Solazyme Inc., 5.00%, 10/01/19 (b)	1,150	1,294
		56,709
FINANCIALS - 2.9%
Cowen Group Inc., 3.00%, 03/15/19 (b) (c)	1,500	1,589
iStar Financial Inc., 3.00%, 11/15/16 (a) (b)	2,700	3,826
Portfolio Recovery Associates Inc., 3.00%, 08/01/20 (b) (c)	4,460	5,307
Walter Investment Management Corp., 4.50%, 11/01/19 (b)	1,410	1,305
		12,027
HEALTH CARE - 15.0%
Acorda Therapeutics Inc., 1.75%, 06/15/21 (b)	2,260	2,343
Gilead Sciences Inc., 1.63%, 05/01/16 (b)	1,710	6,233
Hologic Inc., 2.00%, 12/15/37 (a) (b) (d)	6,320	7,928
Illumina Inc., 0.00%, 06/15/19 (b) (c) (e)	5,075	5,211
Incyte Corp. Ltd., 1.25%, 11/15/20 (a) (b) (c)	4,325	5,825
Insulet Corp., 2.00%, 06/15/19 (b)	3,885	4,295
InterMune Inc., 2.50%, 09/15/18 (b)	2,880	4,324
Medidata Solutions Inc., 1.00%, 08/01/18 (b) (c)	5,135	5,517
Medivation Inc., 2.63%, 04/01/17 (a) (b)	7,430	11,842
Orexigen Therapeutics Inc., 2.75%, 12/01/20 (b) (c)	4,005	4,305
Regeneron Pharmaceuticals Inc., 1.88%, 10/01/16 (b)	1,280	4,297
		62,120
INDUSTRIALS - 11.2%
Aegean Marine Petroleum Network Inc, 4.00%, 11/01/18 (b)	850	857
Air Lease Corp., 3.88%, 12/01/18 (b)	5,850	8,786
General Cable Corp., 4.50%, 11/15/29 (a) (b) (d)	5,090	5,039
Greenbrier Cos. Inc., 3.50%, 04/01/18 (b)	2,200	3,688
Meritor Inc., 7.88%, 03/01/26 (b)	2,765	4,450
Navistar International Corp., 4.75%, 04/15/19 (b) (c)	7,300	7,788
SolarCity Corp., 2.75%, 11/01/18 (b)	5,715	7,944
Trinity Industries Inc., 3.88%, 06/01/36 (b)	4,065	7,569
		46,121
INFORMATION TECHNOLOGY - 39.1%
Akamai Technologies Inc., 0.00%, 02/15/19 (b) (c) (e)	3,985	4,065
Ciena Corp., 4.00%, 12/15/20 (a) (b)	7,875	10,912
Citrix Systems Inc., 0.50%, 04/15/19 (b) (c)	3,885	4,113
Electronic Arts Inc., 0.75%, 07/15/16 (a) (b)	5,750	7,270
InvenSense Inc, 1.75%, 11/01/18 (b) (c)	4,470	5,523
Ixia, 3.00%, 12/15/15 (b)	4,005	4,010
JDS Uniphase Corp., 0.63%, 08/15/33 (b) (c)	7,145	7,163
Micron Technology Inc., 1.63%, 02/15/33 (b) (c)	1,940	5,838
NVIDIA Corp., 1.00%, 12/01/18 (b) (c)	7,880	8,698
Palo Alto Networks Inc., 0.00%, 07/01/19 (b) (e)	2,575	2,657
Proofpoint Inc., 1.25%, 12/15/18 (b) (c)	3,700	4,419
Qihoo 360 Technology Co. Ltd., 2.50%, 09/15/18 (b) (c)	4,780	5,503
salesforce.com inc., 0.25%, 04/01/18 (b)	8,520	9,782
SanDisk Corp., 0.50%, 10/15/20 (b) (c)	6,360	8,002
ServiceNow Inc., 0.00%, 11/01/18 (b) (c) (e)	8,605	9,444
Sina Corp., 1.00%, 12/01/18 (b) (c)	8,150	7,457
Spansion LLC, 2.00%, 09/01/20 (b) (c)	2,970	4,869
SunEdison Inc., 2.00%, 10/01/18 (b) (c)	2,510	4,272
SunPower Corp., 0.75%, 06/01/18 (b)	4,775	8,264
Take-Two Interactive Software Inc., 1.00%, 07/01/18 (b)	4,145	5,062
Trulia Inc., 2.75%, 12/15/20 (b) (c)	6,875	10,076
WebMD Health Corp., 1.50%, 12/01/20 (b) (c)	8,600	9,573
Workday Inc., 0.75%, 07/15/18 (b)	5,895	7,531
Yahoo! Inc., 0.00%, 12/01/18 (b) (c) (e)	7,325	7,288
		161,791
MATERIALS - 4.5%
Kaiser Aluminum Corp., 4.50%, 04/01/15 (a) (b)	5,530	8,499
RTI International Metals Inc., 1.63%, 10/15/19 (b)	9,855	9,892
		18,391
Total Corporate Bonds and Notes (cost $381,353)		417,485

SHORT TERM INVESTMENTS - 3.6%

Investment Company - 3.6%
JNL Money Market Fund, 0.01% (f) (g)	15,075	15,075
Total Short Term Investments (cost $15,075)		15,075

Total Investments - 106.7% (cost $405,009)		441,269
Total Securities Sold Short - (48.8%) (proceeds $177,286)		(201,703)
Other Assets and Liabilities, Net - 42.1%		173,838
Total Net Assets - 100.0%		$413,404

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SECURITIES SOLD SHORT - 48.8%

COMMON STOCKS - 48.3%

CONSUMER DISCRETIONARY - 6.7%
Comcast Corp. - Class A	34	$1,846
Ctrip.com International Ltd. - ADR	41	2,602
Group 1 Automotive Inc.	35	2,929
Iconix Brand Group Inc.	100	4,294
Jarden Corp.	49	2,926
Live Nation Inc.	96	2,361
MGM Resorts International	130	3,434
Priceline Group Inc.	4	5,257
Tesla Motors Inc.	9	2,156
		27,805
ENERGY - 4.3%
Bristow Group Inc.	47	3,783
Chesapeake Energy Corp.	14	449
Cobalt International Energy Inc.	59	1,089
Emerald Oil Inc.	175	1,336
Energy XXI Bermuda Ltd.	78	1,848
Goodrich Petroleum Corp.	26	715
Hornbeck Offshore Services Inc.	67	3,141
PDC Energy Inc.	80	5,074
Solazyme Inc.	46	542
		17,977
FINANCIALS - 1.0%
iStar Financial Inc.	126	1,890
Portfolio Recovery Associates Inc.	33	1,949
Walter Investment Management Corp.	15	436
		4,275
HEALTH CARE - 8.6%
Acorda Therapeutics Inc.	15	489
Gilead Sciences Inc.	74	6,119
Hologic Inc.	178	4,513
Illumina Inc.	9	1,609
Incyte Corp.	69	3,866
Insulet Corp.	34	1,342
InterMune Inc.	31	1,350
Medidata Solutions Inc.	49	2,084
Medivation Inc.	101	7,823
Orexigen Therapeutics Inc.	328	2,025
Regeneron Pharmaceuticals Inc.	15	4,207
		35,427
INDUSTRIALS - 5.8%
Aegean Marine Petroleum Network Inc.	32	319
Air Lease Corp. - Class A	111	4,272
General Cable Corp.	105	2,692
Greenbrier Cos. Inc.	49	2,834
Meritor Inc.	127	1,652
Navistar International Corp.	34	1,271
SolarCity Corp.	69	4,906
Trinity Industries Inc.	135	5,898
		23,844
INFORMATION TECHNOLOGY - 19.0%
Akamai Technologies Inc.	19	1,187
Ciena Corp.	240	5,188
Citrix Systems Inc.	22	1,382
Electronic Arts Inc.	54	1,949
InvenSense Inc.	123	2,780
Ixia	57	654
JDS Uniphase Corp.	169	2,107
Micron Technology Inc.	169	5,555
Nvidia Corp.	274	5,072
Palo Alto Networks Inc.	16	1,305
Proofpoint Inc.	56	2,083
Qihoo 360 Technology Co. Ltd. - ADR	29	2,650
Salesforce.com Inc.	53	3,050
SanDisk Corp.	42	4,393
ServiceNow Inc.	68	4,207
Sina Corp.	17	843
Spansion Inc. - Class A	161	3,384
SunEdison Inc.	129	2,910
SunPower Corp.	153	6,276
Take-Two Interactive Software Inc.	124	2,747
Trulia Inc.	130	6,147
WebMD Health Corp.	114	5,506
Workday Inc. - Class A	53	4,767
Yahoo! Inc.	63	2,203
		78,345
MATERIALS - 2.0%
Kaiser Aluminum Corp.	73	5,291
RTI International Metals Inc.	109	2,897
		8,188
TELECOMMUNICATION SERVICES - 0.9%
Crown Castle International Corp.	51	3,807
Total Common Stocks (proceeds $175,278)		199,668

INVESTMENT COMPANIES - 0.5%
iShares 20+ Year Treasury Bond ETF	18	2,035
Total Investment Companies (proceeds $2,008)		2,035

Total Securities Sold Short - 48.8% (proceeds $177,286)		$201,703

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Information Technology	36.7%
Health Care	14.1
Consumer Discretionary	13.7
Energy	12.8
Industrials	10.4
Materials	4.2
Financials	2.7
Telecommunication Services	2.0
Short Term Investments	3.4
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Information Technology	38.8%
Health Care	17.6
Consumer Discretionary	13.8
Industrials	11.8
Energy	8.9
Materials	4.1
Financials	2.1
Telecommunication Services	1.9
Investment Companies	1.0
Total Short Investments	100.0%

See accompanying Notes to Financial Statements.

(a)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.
(b)	Convertible security.
(c)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2014, the aggregate value of these liquid securities was $177,274 which represented 42.9% of net assets.

(d)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2014.
(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Curian/PIMCO Credit Income Fund * (p)

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.4%
RASC Trust REMIC, 0.31%, 11/25/36 (b)	$399	$340
Other Securities		2,837
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,071)		3,177

CORPORATE BONDS AND NOTES - 69.3%

CONSUMER DISCRETIONARY - 4.5%
Numericable Group SA, 6.00%, 05/15/22 (a)	200	208
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/23/20 (b)	64	64
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/23/20 (b)	55	56
Viacom Inc., 4.25%, 09/01/23	300	315
Other Securities		2,589
		3,232
CONSUMER STAPLES - 1.1%
Other Securities		843

ENERGY - 9.9%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (a)	200	238
Continental Resources Inc.
5.00%, 09/15/22	250	272
3.80%, 06/01/24 (e) (f)	100	101
Energy Future Intermediate Holding Co. LLC, 6.88%, 08/15/17 (c) (d) (h)	100	107
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16 (b)	224	225
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (a)	100	115
9.25%, 04/23/19	250	303
6.00%, 01/23/21 (a)	200	213
Petrobras Global Finance BV, 6.25%, 03/17/24	100	106
Petrobras International Finance Co., 7.88%, 03/15/19	400	466
Petrofac Ltd., 3.40%, 10/10/18 (e) (f)	100	104
Rosneft Finance SA
7.50%, 07/18/16 (a)	100	110
7.88%, 03/13/18	200	228
TransCapitalInvest Ltd., 8.70%, 08/07/18	100	119
Other Securities		4,424
		7,131
FINANCIALS - 38.4%
American Express Credit Corp., 0.74%, 07/29/16 (b)	300	302
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (a)	300	327
Banco Santander Brasil SA
4.50%, 04/06/15 (a)	100	102
4.63%, 02/13/17 (a)	300	319
Bank of America Corp.
6.50%, 08/01/16	350	388
0.00%,01/04/17 (i)	500	487
4.00%, 04/01/24	600	613
Bank of America NA
1.25%, 02/14/17	250	250
0.64%, 05/08/17 (b)	250	250
Barclays Bank Plc
14.00% (callable at 100 beginning 12/15/19) (j), GBP	200	467
7.63%, 11/21/22	200	228
BPCE SA
12.50% (callable at 100 beginning 09/30/19) (j)	200	274
5.15%, 07/21/24 (e) (f)	300	317
CIT Group Inc.
4.25%, 08/15/17	200	209
5.50%, 02/15/19 (a)	100	108
Citigroup Inc.
6.38%, 08/12/14	407	410
5.50%, 10/15/14	89	90
4.88%, 05/07/15	500	518
1.25%, 01/15/16	200	201
1.02%, 04/01/16 (b)	500	503
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 01/14/19	500	506
Credit Agricole SA
0.78%, 06/12/17 (a) (b)	250	250
2.50%, 04/15/19 (e) (f)	250	252
Credit Suisse, 2.30%, 05/28/19	250	250
Credit Suisse AG, 6.50%, 08/08/23 (a)	200	222
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (j)	200	221
DBS Bank Ltd.
0.84%, 07/15/21 (b) (e) (f)	100	98
3.63%, 09/21/22	200	207
Ford Motor Credit Co. LLC
1.33%, 08/28/14 (b)	200	200
8.70%, 10/01/14	200	204
7.00%, 04/15/15	100	105
12.00%, 05/15/15	100	110
2.38%, 01/16/18	200	204
8.13%, 01/15/20	150	192
Goldman Sachs Group Inc.
5.95%, 01/18/18	700	796
6.15%, 04/01/18	200	229
7.50%, 02/15/19	180	219
6.00%, 06/15/20	200	233
HBOS Plc, 6.75%, 05/21/18 (a)	400	461
HSBC Bank Plc, 0.86%, 05/15/18 (b) (e) (f)	200	202
HSBC Bank USA NA, 4.88%, 08/24/20	110	122
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (a) (j)	100	149
HSBC Finance Corp., 6.68%, 01/15/21	350	418
HSBC Holdings Plc, 6.80%, 06/01/38	300	382
ICICI Bank Ltd.
5.00%, 01/15/16	100	104
4.75%, 11/25/16 (a)	200	211
Intesa Sanpaolo SpA
3.13%, 01/15/16	200	206
6.50%, 02/24/21 (a)	250	296
5.02%, 06/26/24 (e) (f)	200	202

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

	Shares/Par †	Value
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (j)	300	298
1.05%, 05/30/17 (b), GBP	250	421
6.30%, 04/23/19	300	355
3.63%, 05/13/24	150	151
JPMorgan Chase Bank NA
0.56%, 06/13/16 (b)	250	249
5.38%, 09/28/16, GBP	100	184
0.86%, 05/31/17 (b), EUR	550	750
0.65%, 06/02/17 (b)	250	250
6.00%, 10/01/17	250	284
LeasePlan Corp NV, 2.50%, 05/16/18 (e) (f)	200	202
LeasePlan Corp., 3.00%, 10/23/17 (a)	200	208
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	510	600
Moody’s Corp.
4.50%, 09/01/22	200	210
4.88%, 02/15/24	290	310
Morgan Stanley
6.25%, 08/28/17	100	114
7.30%, 05/13/19	290	355
5.75%, 01/25/21	100	116
SLM Corp.
3.88%, 09/10/15	150	153
8.45%, 06/15/18	200	237
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19	500	511
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (e) (f)	200	209
Wells Fargo & Co.
5.90% (callable at 100 beginning 06/15/24) (j)	100	106
3.00%, 01/22/21	300	306
4.48%, 01/16/24	100	106
4.10%, 06/03/26	300	303
Wells Fargo Bank NA, 5.95%, 08/26/36	100	125
Weyerhaeuser Co., 7.38%, 10/01/19	300	369
Other Securities		6,599
		27,695
HEALTH CARE - 3.2%
Amgen Inc.
2.30%, 06/15/16	150	154
4.10%, 06/15/21	355	382
3.63%, 05/22/24	300	302
WellPoint Inc., 1.25%, 09/10/15	500	504
Other Securities		977
		2,319
INDUSTRIALS - 3.0%
International Lease Finance Corp.
6.75%, 09/01/16 (a)	200	221
7.13%, 09/01/18 (a)	190	220
Masco Corp.
6.13%, 10/03/16	150	165
5.85%, 03/15/17	50	55
5.95%, 03/15/22	150	166
6.50%, 08/15/32	100	106
Other Securities		1,214
		2,147
INFORMATION TECHNOLOGY - 1.3%
Baidu Inc., 3.25%, 08/06/18	300	310
Other Securities		606
		916
MATERIALS - 1.4%
Other Securities		1,000

TELECOMMUNICATION SERVICES - 4.4%
Telecom Italia SpA
4.50%, 09/20/17, EUR	125	184
7.38%, 12/15/17, GBP	100	193
Verizon Communications Inc.
1.00%, 06/17/19 (b)	100	101
4.50%, 09/15/20	200	220
5.15%, 09/15/23	400	447
6.55%, 09/15/43	500	628
Other Securities		1,401
		3,174
UTILITIES - 2.1%
Israel Electric Corp. Ltd.
5.63%, 06/21/18	200	213
7.25%, 01/15/19 (a)	200	227
Other Securities		1,094
		1,534
Total Corporate Bonds and Notes (cost $48,645)		49,991

GOVERNMENT AND AGENCY OBLIGATIONS - 23.1%

GOVERNMENT SECURITIES - 21.9%
Sovereign - 2.7%
Italy Buoni Poliennali Del Tesoro, 5.50%, 11/01/22, EUR	700	1,176
Slovenia Government International Bond
4.70%, 11/01/16 (a), EUR	100	148
4.13%, 02/18/19 (a)	200	211
Spain Government Bond, 2.75%, 04/30/19, EUR	300	438
		1,973
U.S. Treasury Securities - 19.2%
U.S. Treasury Bond
3.13%, 11/15/41	260	251
3.13%, 02/15/42	100	97
3.00%, 05/15/42 (k)	800	753
2.75%, 11/15/42 (k)	200	178
3.13%, 02/15/43	700	672
3.63%, 08/15/43	300	316
0.00%,11/15/43 (i)	2,500	893
3.75%, 11/15/43	3,700	3,988
3.63%, 02/15/44	450	474
Principal Only, 0.00%,08/15/43 (i)	1,300	469
Principal Only, 0.00%,02/15/44 (i)	1,300	459
U.S. Treasury Note
0.25%, 01/31/15 (k)	11	11
0.25%, 02/28/15 (k)	74	74
2.50%, 08/15/23 (k)	100	101
2.75%, 11/15/23 (k)	200	205
2.75%, 02/15/24	3,200	3,270
2.50%, 05/15/24	1,600	1,597
		13,808

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.2%
Federal National Mortgage Association - 1.2%
Federal National Mortgage Association, 3.00%, 07/15/44 , TBA (l)	900	888
Total Government and Agency Obligations (cost $16,279)		16,669

PURCHASED OPTIONS - 0.0%
Other Securities		32
Total Purchased Options (cost $113)		32

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

	Shares/Par †	Value
TRUST PREFERREDS - 0.7%

FINANCIALS - 0.7%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	17	457

UTILITIES - 0.0%
Other Securities		10
Total Trust Preferreds (cost $463)		467

SHORT TERM INVESTMENTS - 3.7%

Certificates of Deposit - 1.3%
Banco Bilbao Vizcaya Argentaria
0.98%, 10/23/15 (b)	$250	250
1.08%, 05/16/16 (b)	250	250
Credit Suisse
0.43%, 01/12/15 (b)	200	200
0.60%, 01/28/16 (b)	200	200
		900
Federal Home Loan Bank - 0.6%
Federal Home Loan Bank, 0.08%, 09/24/14 (m)	400	400

Investment Company - 1.8%
JNL Money Market Fund, 0.01% (n) (o)	1,313	1,313
Total Short Term Investments (cost $2,613)		2,613

Total Investments - 101.2% (cost $71,184)		72,949
Other Assets and Liabilities, Net - (1.2%)		(844)
Total Net Assets - 100.0%		$72,105

Portfolio Composition:	Percentage of Total Investments
Financials	38.6%
Government Securities	21.6
Energy	9.8
Consumer Discretionary	4.4
Non-U.S. Government ABS	4.4
Telecommunication Services	4.3
Health Care	3.2
Industrials	2.9
Utilities	2.1
Materials	1.4
Information Technology	1.3
U.S. Government Agency MBS	1.2
Consumer Staples	1.2
Short Term Investments	3.6
Total Investments	100.0%

(a)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2014, the aggregate value of these liquid securities was $10,497 which represented 14.6% of net assets.

(b)	Variable rate security. Rate stated was in effect as of June 30, 2014.
(c)	Security is in default relating to principal, dividends and/or interest.
(d)	Non-income producing security.
(e)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(f)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(g)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(h)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Financial Statements.

(i)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	Perpetual security.
(k)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.
(l)	All or a portion of the investment was purchased on a delayed delivery basis. As of June 30, 2014, the total cost of investments purchased on a delayed delivery basis was $878.
(m)	This security is a direct debt of the agency and not collateralized by mortgages.
(n)	Investment in affiliate.
(o)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.
(p)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2014. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	0.4%
Brazil	1.7
Canada	0.8
Cayman Islands	0.4
Chile	0.5
China	1.9
Colombia	0.1
France	2.3
Germany	0.1
Greece	0.2
India	1.0
Ireland	0.1
Israel	0.6
Italy	3.5
Japan	1.3
Luxembourg	0.3
Macau	0.3
Mexico	0.6
Netherlands	1.2
Norway	0.2
Peru	0.6
Russian Federation	2.7
Singapore	0.4
Slovenia	0.5
South Korea	0.3
Spain	1.2
Switzerland	1.4
United Kingdom	5.6
United States	69.7
Total Long-Term Investments	100.0%

*	The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of June 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Anglo American Capital Plc, 4.13%, 04/15/21	04/08/2014	$199	$205	0.3%
Aviation Capital Group Corp., 4.63%, 01/31/18	02/12/2013	101	105	0.2
BPCE SA, 5.15%, 07/21/24	03/13/2014	297	317	0.4
Continental Resources Inc., 3.80%, 06/01/24	05/16/2014	101	101	0.1
Credit Agricole SA, 2.50%, 04/15/19	04/10/2014	250	252	0.4
DBS Bank Ltd., 0.84%, 07/15/21	02/18/2014	97	98	0.1
Enable Midstream Partners LP, 2.40%, 05/15/19	05/20/2014	200	200	0.3
Glencore Funding LLC, 1.70%, 05/27/16	01/17/2014	151	151	0.2
HSBC Bank Plc, 0.86%, 05/15/18	08/27/2013	200	202	0.3
ING Bank NV, 5.80%, 09/25/23	04/03/2014	213	225	0.3
Intesa Sanpaolo SpA, 5.02%, 06/26/24	06/20/2014	200	202	0.3
LeasePlan Corp NV, 2.50%, 05/16/18	05/08/2013	199	202	0.3
Lloyds Bank Plc, 12.00%, callable at 100 beginning 12/16/24	10/17/2013	133	145	0.2
Metropolitan Life Global Funding I, 2.30%, 04/10/19	04/08/2014	150	152	0.2
Mizuho Bank Ltd., 2.45%, 04/16/19	04/10/2014	200	202	0.3
New York Life Global Funding, 1.13%, 03/01/17	01/17/2014	100	100	0.1
Niagara Mohawk Power Corp., 2.72%, 11/28/22	11/21/2012	100	97	0.1
Nissan Motor Acceptance Corp., 2.65%, 09/26/18	02/27/2014	102	103	0.1
Omega Healthcare Investors Inc., 4.95%, 04/01/24	03/07/2014	49	51	0.1
Petrofac Ltd., 3.40%, 10/10/18	10/04/2013	100	104	0.2
Piper Jaffray Cos., 2.23%, 05/31/17	06/03/2014	100	100	0.1
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24	03/27/2014	200	209	0.3
		$3,442	$3,523	4.9%

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Index Options
iTraxx Europe Main Series 21 Put Option, CIT	09/17/2014		0.95	9	$(1)

Foreign Currency Options
Brazilian Real versus USD Call Option, BOA	05/27/2015	BRL	2.65	400,000	$(8)
Brazilian Real versus USD Call Option, GSB	06/02/2015	BRL	2.70	200,000	(4)
Indian Rupee versus USD Call Option, BOA	02/27/2015	INR	65.20	200,000	(3)
Indian Rupee versus USD Call Option, GSB	06/02/2015	INR	67.00	100,000	(2)
Indian Rupee versus USD Call Option, MSB	06/03/2015	INR	65.90	300,000	(7)
				1,200,000	$(24)

Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 2.70% fixed, BOA	07/16/2014		N/A	12	$(10)
Call Swaption, 3-Month LIBOR versus 2.70% fixed, DUB	07/16/2014		N/A	18	(15)
Call Swaption, 3-Month LIBOR versus 2.70% fixed, JPM	07/16/2014		N/A	12	(10)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, DUB	09/21/2015		N/A	2	(3)
Put Swaption, 3-Month LIBOR versus 3.15% fixed, BOA	07/16/2014		N/A	12	—
Put Swaption, 3-Month LIBOR versus 3.15% fixed, DUB	07/16/2014		N/A	18	—
Put Swaption, 3-Month LIBOR versus 3.15% fixed, JPM	07/16/2014		N/A	12	—
Put Swaption, 3-Month LIBOR versus 3.38% fixed, MSS	03/04/2015		N/A	23	(14)
Put Swaption, 3-Month LIBOR versus 3.40% fixed, JPM	03/04/2015		N/A	23	(14)
				132	$(66)

See accompanying Notes to Financial Statements.

Summary of Written Options

	Contracts/ Notional Contacts	Premiums
Options outstanding at December 31, 2013	300	$59
Options written during the period	1,830,247	224
Options closed during the period	(151)	(17)
Options expired during the period	(630,255)	(91)
Options outstanding at June 30, 2014	1,200,141	$175

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
5-Year USD Deliverable Interest Rate Swap Future	September 2014	12	$4
90-Day Eurodollar Future	March 2015	6	3
U.S. Treasury Note Future, 10-Year	September 2014	15	(8)
			$(1)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	07/02/2014	UBS	BRL	87	$39	$1
BRL/USD	07/02/2014	BNP	BRL	224	101	2
BRL/USD	08/04/2014	UBS	BRL	266	119	2
INR/USD	07/23/2014	BCL	INR	6,493	107	(1)
INR/USD	07/23/2014	DUB	INR	5,994	99	(1)
MXN/USD	08/25/2014	GSC	MXN	6,036	463	4
USD/AUD	07/02/2014	GSC	AUD	(55)	(52)	(1)
USD/AUD	08/05/2014	CIT	AUD	(55)	(52)	—
USD/BRL	07/02/2014	CSI	BRL	(45)	(20)	—
USD/BRL	07/02/2014	UBS	BRL	(266)	(120)	(2)
USD/CAD	09/18/2014	CIT	CAD	(36)	(34)	(1)
USD/EUR	07/02/2014	GSC	EUR	(1,240)	(1,698)	—
USD/EUR	07/02/2014	BNP	EUR	(31)	(42)	—
USD/EUR	07/02/2014	BCL	EUR	(636)	(871)	(9)
USD/EUR	08/05/2014	CIT	EUR	(242)	(331)	(3)
USD/EUR	08/05/2014	DUB	EUR	(1,907)	(2,612)	(19)
USD/EUR	08/05/2014	BCL	EUR	(250)	(342)	(2)
USD/GBP	09/11/2014	BCL	GBP	(1,000)	(1,710)	(31)
USD/JPY	07/02/2014	JPM	JPY	(53,300)	(526)	(3)
USD/JPY	08/05/2014	JPM	JPY	(53,300)	(526)	(1)
USD/MXN	08/25/2014	GSC	MXN	(1,538)	(118)	—
USD/MXN	08/25/2014	BOA	MXN	(1,965)	(151)	(1)
USD/MXN	10/22/2014	BNP	MXN	(1,981)	(151)	(1)
					$(8,428)	$(67)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BOA	Brazil Interbank Deposit Rate	Paying	8.91%	01/02/2017	BRL	2,000	$3	$(46)
BOA	Brazil Interbank Deposit Rate	Paying	12.26%	01/02/2017	BRL	300	—	2
BOA	Brazil Interbank Deposit Rate	Paying	8.42%	01/02/2017	BRL	600	—	(18)
BOA	Brazil Interbank Deposit Rate	Paying	8.91%	01/02/2017	BRL	2,000	2	(45)
GSB	Brazil Interbank Deposit Rate	Paying	8.72%	01/02/2017	BRL	800	(3)	(16)
GSB	Brazil Interbank Deposit Rate	Paying	12.06%	01/04/2021	BRL	800	3	(2)
BBP	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	2,100	—	10
BBP	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	600	1	2

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements (continued)
BNP	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	1,400	$—	$6
DUB	Mexican Interbank Rate	Paying	5.00%	02/22/2023	MXN	11,600	(15)	(45)
							$(9)	$(152)

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month Euribor	Receiving	0.40%	03/16/2015	EUR	800	$(2)
N/A	3-Month LIBOR	Paying	0.95%	05/01/2018		200	(3)
N/A	3-Month LIBOR	Paying	1.00%	06/19/2018		800	(5)
N/A	3-Month LIBOR	Paying	2.00%	12/18/2018		2,100	42
N/A	3-Month LIBOR	Paying	3.00%	06/20/2023		300	12
N/A	3-Month LIBOR	Receiving	2.70%	05/21/2024		3,400	(29)
N/A	6-Month Euribor	Receiving	2.00%	09/17/2024	EUR	1,300	(54)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	66,700	(23)
N/A	London-Interbank Offered Rate	Receiving	3.00%	09/17/2024	GBP	400	(4)
							$(66)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (3)	Fixed Received Rate (6)	Expiration Date	Notional Amount (1), (5)	Value (4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
CIT	AT&T Inc., 1.60%, 02/15/2017	0.24%	1.00%	12/20/2017	$(150)	$4	$2	$2
DUB	Bank of America Corp., 5.65%, 05/01/2018	0.58%	1.00%	12/20/2018	(100)	2	—	1
BOA	Barrick Gold Corp., 5.80%, 11/15/2034	0.86%	1.00%	06/20/2018	(100)	1	(4)	4
CIT	Barrick Gold Corp., 5.80%, 11/15/2034	1.05%	1.00%	12/20/2018	(100)	—	(4)	4
MSS	Barrick Gold Corp., 5.80%, 11/15/2034	1.05%	1.00%	12/20/2018	(100)	—	(4)	4
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.27%	1.00%	12/20/2017	(200)	5	(2)	7
DUB	BNP Paribas, 2.88%, 09/26/2023	0.69%	1.00%	03/20/2019	(205)	3	2	1
BNP	Commonwealth Bank of Australia, 2.25%, 03/13/2019	0.53%	1.00%	06/20/2019	(100)	2	2	1
CIT	Commonwealth Bank of Australia, 2.25%, 03/13/2019	0.53%	1.00%	06/20/2019	(100)	2	2	1
DUB	Commonwealth Bank of Australia, 6.25%, 01/20/2015	0.50%	1.00%	03/20/2019	(100)	2	1	1
DUB	Commonwealth Bank of Australia, 6.25%, 01/20/2015	0.53%	1.00%	06/20/2019	(100)	2	2	1
GSI	Community Health Systems Inc., 8.00%, 11/15/2019	3.53%	5.00%	03/20/2021	(100)	8	7	1
CIT	D.R. Horton Inc., 3.63%, 02/15/2018	2.04%	1.00%	03/20/2021	(100)	(6)	(7)	—
CSI	Encana Corp., 4.75%, 10/15/2013	0.34%	1.00%	03/20/2018	(100)	2	(1)	4
CIT	Exelon Generation Co. LLC, 6.20%, 10/01/2017	0.83%	1.00%	03/20/2019	(100)	1	(2)	3
CSI	Federative Republic of Brazil, 12.25%, 03/06/2030	0.90%	1.00%	09/20/2017	(100)	—	(3)	3
CSI	Federative Republic of Brazil, 12.25%, 03/06/2030	1.25%	1.00%	12/20/2018	(100)	(1)	(5)	4
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	1.25%	1.00%	12/20/2018	(100)	(1)	(5)	4
MSC	Federative Republic of Brazil, 12.25%, 03/06/2030	0.85%	1.00%	06/20/2017	(100)	—	(3)	4
MSS	Federative Republic of Brazil, 12.25%, 03/06/2030	1.25%	1.00%	12/20/2018	(100)	(1)	(4)	3
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.23%	5.00%	12/20/2015	(50)	4	5	(1)
JPM	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	1.02%	1.00%	06/20/2019	(100)	—	(3)	3
MSC	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	1.02%	1.00%	06/20/2019	(100)	—	(2)	2
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.42%	1.00%	03/20/2019	(200)	5	2	3

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (3)	Fixed Received Rate (6)	Expiration Date	Notional Amount (1), (5)	Value (4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (2) (continued)
DUB	General Motors Co., 4.88%, 10/02/2023	1.24%	5.00%	03/20/2019	$(100)	$17	$17	$—
JPM	HSBC Bank Plc, 4.00%, 01/15/2021	0.44%	1.00%	12/20/2018	(274)	7	3	4
BNP	Italian Republic, 6.88%, 09/27/2023	0.92%	1.00%	06/20/2019	(500)	2	4	(2)
BOA	Italian Republic, 6.88%, 09/27/2023	0.89%	1.00%	03/20/2019	(400)	2	(7)	9
DUB	Italian Republic, 6.88%, 09/27/2023	0.92%	1.00%	06/20/2019	(300)	1	(2)	3
DUB	Italian Republic, 6.88%, 09/27/2023	0.92%	1.00%	06/20/2019	(400)	1	3	(1)
MSC	Italian Republic, 6.88%, 09/27/2023	0.92%	1.00%	06/20/2019	(200)	1	1	(1)
GSI	KB Home, 9.10%, 09/15/2017	2.05%	5.00%	09/20/2018	(100)	12	5	7
BBP	Kingdom of Spain, 5.50%, 07/30/2017	0.64%	1.00%	06/20/2019	(400)	7	2	5
BNP	Kingdom of Spain, 5.50%, 07/30/2017	0.60%	1.00%	12/20/2018	(100)	2	(4)	5
BOA	Kingdom of Spain, 5.50%, 07/30/2017	0.62%	1.00%	03/20/2019	(400)	7	(2)	10
CIT	Kingdom of Spain, 5.50%, 07/30/2017	0.64%	1.00%	06/20/2019	(150)	3	1	2
DUB	Kingdom of Spain, 5.50%, 07/30/2017	0.60%	1.00%	12/20/2018	(200)	3	(7)	11
GSI	Kingdom of Spain, 5.50%, 07/30/2017	0.62%	1.00%	03/20/2019	(800)	14	(7)	21
JPM	Kingdom of Spain, 5.50%, 07/30/2017	0.64%	1.00%	06/20/2019	(150)	3	1	2
BNP	Lafarge SA, 5.38%, 11/29/2018	1.37%	1.00%	03/20/2021	(137)	(3)	(13)	10
CSI	Lafarge SA, 5.38%, 11/29/2018	1.37%	1.00%	03/20/2021	(137)	(3)	(14)	10
BBP	Metlife Inc., 4.75%, 02/08/2021	0.46%	1.00%	12/20/2018	(600)	14	—	14
BOA	Metlife Inc., 4.75%, 02/08/2021	0.34%	1.00%	12/20/2017	(100)	2	(4)	7
JPM	Morgan Stanley, 6.00%, 04/28/2015	0.62%	1.00%	03/20/2019	(100)	2	—	2
CIT	Newmont Mining Corp., 5.88%, 04/01/2035	0.86%	1.00%	06/20/2018	(100)	1	(3)	4
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	0.75%	1.00%	06/20/2015	(100)	—	(1)	1
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	2.15%	1.00%	06/20/2019	(100)	(5)	(8)	2
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	0.64%	1.00%	03/20/2015	(100)	—	(1)	1
GSI	Plains All American Pipeline, 3.95%, 09/15/2015	0.31%	1.00%	12/20/2017	(100)	2	—	2
GSI	Republic of Colombia, 10.38%, 01/28/2033	0.28%	1.00%	03/20/2016	(100)	1	1	1
BBP	Russian Federation, 7.50%, 03/31/2030	1.05%	1.00%	03/20/2016	(50)	—	—	—
BOA	Russian Federation, 7.50%, 03/31/2030	1.05%	1.00%	03/20/2016	(100)	—	(1)	1
CIT	Russian Federation, 7.50%, 03/31/2030	1.66%	1.00%	03/20/2019	(100)	(3)	(4)	1
DUB	Russian Federation, 7.50%, 03/31/2030	1.05%	1.00%	03/20/2016	(50)	—	—	—
DUB	Russian Federation, 7.50%, 03/31/2030	1.28%	1.00%	06/20/2017	(60)	(1)	(4)	4
JPM	Russian Federation, 7.50%, 03/31/2030	1.72%	1.00%	06/20/2019	(300)	(10)	(21)	11
CIT	Teck Resources Ltd., 3.15%, 01/15/2017	0.91%	1.00%	06/20/2018	(100)	—	(5)	5
CSI	Telecom Italia SpA, 5.38%, 01/29/2019	1.69%	1.00%	06/20/2019	(68)	(2)	(4)	2
CSI	Telefonica Emisiones SAU, 4.38%, 02/02/2016	1.22%	1.00%	06/20/2021	(137)	(2)	(6)	4
DUB	Tenet Healthcare Corp., 6.88%, 11/15/2031	2.54%	5.00%	03/20/2019	(100)	11	8	3
BBP	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	12/20/2018	(250)	5	—	5
BOA	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	12/20/2018	(200)	4	—	4
BOA	United Mexican States, 5.95%, 03/19/2019	0.59%	1.00%	03/20/2019	(100)	2	1	1
CSI	United Mexican States, 5.95%, 03/19/2019	0.33%	1.00%	09/20/2017	(100)	2	(1)	3
CSI	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	12/20/2018	(50)	1	—	1
GSI	United Mexican States, 5.95%, 03/19/2019	0.31%	1.00%	06/20/2017	(100)	2	(3)	5
GSI	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	12/20/2018	(150)	3	—	3
GSI	United Mexican States, 5.95%, 03/19/2019	0.59%	1.00%	03/20/2019	(100)	2	1	1
MSS	United Mexican States, 5.95%, 03/19/2019	0.59%	1.00%	03/20/2019	(400)	7	3	5
BNP	Unitymedia KabelBW, 9.63%, 12/01/2019	1.95%	5.00%	03/20/2019	(137)	19	13	6
BBP	UPC Holding BV, 8.38%, 08/15/2020	2.95%	5.00%	03/20/2021	(137)	17	13	4
DUB	Whirlpool Corp., 7.75%, 07/15/2016	0.47%	1.00%	03/20/2018	(100)	2	(1)	3
					$(11,742)	$186	$(70)	$261

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Fixed Received Rate (6)	Expiration Date	Notional Amount (1), (5)	Value (4)	Unrealized Appreciation
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$(1,188)	$103	$5
N/A	CDX.NA.IG-18	1.00%	06/20/2017	(275)	6	2
N/A	CDX.NA.IG-18	1.00%	06/20/2022	(3,450)	36	99
N/A	CDX.NA.IG-19	1.00%	12/20/2017	(500)	11	5
N/A	CDX.NA.IG-19	1.00%	12/20/2022	(2,350)	19	91
N/A	CDX.NA.IG.22	1.00%	06/20/2019	(2,600)	51	11
N/A	iTraxx Europe Series 21	1.00%	06/20/2019	(3,423)	63	22
				$(13,786)	$289	$235

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Curian/PineBridge Merger Arbitrage Fund

	Shares/Par †	Value
COMMON STOCKS - 54.2%

CONSUMER DISCRETIONARY - 4.0%
Time Warner Cable Inc.	65	$9,560

CONSUMER STAPLES - 3.0%
Susser Holdings Corp. (a)	90	7,249

FINANCIALS - 13.3%
1st United Bancorp Inc.	461	3,972
American Realty Capital Healthcare Trust Inc.	325	3,539
Hudson City Bancorp Inc.	1,600	15,726
OmniAmerican Bancorp Inc.	148	3,705
Protective Life Corp.	69	4,770
		31,712
HEALTH CARE - 6.9%
Forest Laboratories Inc. (a)	129	12,801
Nordion Inc. (a)	294	3,697
		16,498
INDUSTRIALS - 3.6%
RDA Microelectronics Inc. - ADR	434	7,428
Schawk Inc. - Class A	57	1,156
		8,584
INFORMATION TECHNOLOGY - 4.7%
AutoNavi Holdings Ltd. - ADR (a)	279	5,825
MICROS Systems Inc. (a)	35	2,390
RF Micro Devices Inc. (a)	306	2,938
		11,153
MATERIALS - 4.3%
Texas Industries Inc. (a)	110	10,113

TELECOMMUNICATION SERVICES - 1.0%
Cbeyond Inc. (a)	244	2,428

UTILITIES - 13.4%
Integrys Energy Group Inc.	52	3,691
Pepco Holdings Inc.	354	9,737
UNS Energy Corp.	308	18,595
		32,023
Total Common Stocks (cost $123,925)		129,320

CORPORATE BONDS AND NOTES - 2.7%

FINANCIALS - 2.7%
International Bank for Reconstruction & Development, 1.13%, 08/25/14	$6,500	6,507
Total Corporate Bonds and Notes (cost $6,510)		6,507

GOVERNMENT AND AGENCY OBLIGATIONS - 2.7%

GOVERNMENT SECURITIES - 2.7%
Sovereign - 2.7%
European Investment Bank, 1.13%, 08/15/14	6,500	6,507
Total Government and Agency Obligations (cost $6,508)		6,507

SHORT TERM INVESTMENTS - 39.5%

Investment Company - 5.2%
JNL Money Market Fund, 0.01% (b) (c)	12,290	12,290

Treasury Securities - 34.3%
U.S. Treasury Bill
0.07%, 07/17/14	$8,000	8,000
0.02%, 07/31/14 (d)	12,000	12,000
0.07%, 08/21/14	12,000	12,000
0.08%, 09/25/14 (d)	12,000	11,999
0.05%, 10/16/14 (d)	18,500	18,498
0.04%, 10/30/14	11,800	11,798
0.04%, 11/06/14	7,500	7,499
		81,794
Total Short Term Investments (cost $94,084)		94,084

Total Investments - 99.1% (cost $231,027)		236,418
Total Securities Sold Short - (25.8%) (proceeds $57,025)		(61,647)
Other Assets and Liabilities, Net - 26.7%		63,874
Total Net Assets - 100.0%		$238,645

SECURITIES SOLD SHORT - 25.8%

COMMON STOCKS - 25.8%

CONSUMER DISCRETIONARY - 4.4%
Comcast Corp. - Class A	187	$10,016
Matthews International Corp. - Class A	12	486
		10,502
ENERGY - 1.6%
Energy Transfer Partners LP	65	3,776

FINANCIALS - 9.2%
M&T Bank Corp.	104	12,932
Southside Bancshares Inc.	66	1,914
Valley National Bancorp	410	4,064
Ventas Inc.	49	3,164
		22,074
HEALTH CARE - 4.0%
Actavis plc	43	9,535

INFORMATION TECHNOLOGY - 1.2%
TriQuint Semiconductor Inc.	183	2,892

MATERIALS - 4.2%
Martin Marietta Materials Inc.	77	10,121

UTILITIES - 1.2%
Wisconsin Energy Corp.	59	2,747
Total Securities Sold Short - 25.8% (proceeds $57,025)		$61,647

Portfolio Composition:	Percentage of Net Investments
Utilities	16.8%
Financials	9.2
Industrials	4.9
Information Technology	4.7
Consumer Staples	4.1
Health Care	4.0
Government Securities	3.7
Energy	(2.2)
Telecommunication Services	1.4
Consumer Discretionary	(0.5)
Short Term Investments	53.9
Net Long (Short) Investments	100.0%

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.
(d)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian/Schroder Emerging Europe Fund

	Shares/Par †	Value
COMMON STOCKS - 94.2%

CZECH REPUBLIC - 0.9%
CEZ A/S	5	$164

GREECE - 7.1%
Alpha Bank AE (a)	187	174
Hellenic Telecommunications Organization SA (a)	32	467
JUMBO SA (a)	12	192
Motor Oil Hellas Corinth Refineries SA	12	123
National Bank of Greece SA (a)	72	263
		1,219
HUNGARY - 2.1%
OTP Bank Plc	14	267
Richter Gedeon Nyrt	5	104
		371
KAZAKHSTAN - 1.6%
Halyk Savings Bank of Kazakhstan JSC - GDR	18	195
KCell JSC - GDR (a)	5	80
		275
POLAND - 12.9%
Bank Pekao SA	2	112
Bank Zachodni WBK SA	3	347
Cyfrowy Polsat SA	17	127
KGHM Polska Miedz SA (a)	5	222
PGE SA	15	108
Polskie Gornictwo Naftowe i Gazownictwo SA	65	112
Powszechna Kasa Oszczednosci Bank Polski SA	45	564
Powszechny Zaklad Ubezpieczen SA	3	501
Telekomunikacja Polska SA	45	144
		2,237
QATAR - 0.8%
Doha Bank QSC	2	34
Gulf International Services OSC	4	105
		139
ROMANIA - 0.5%
Societatea Nationala de Gaze Naturale ROMGAZ SA	8	85

RUSSIAN FEDERATION - 50.1%
Gazprom Neft OAO - ADR	8	188
Gazprom OAO - ADR	97	843
Lukoil OAO - ADR	32	1,933
Luxoft Holding Inc. - Class A (a)	2	59
Magnit OJSC	3	733
Mail.ru Group Ltd. - GDR (a)	4	143
MMC Norilsk Nickel OJSC - ADR	31	608
Mobile Telesystems OJSC	61	544
Moscow Exchange MICEX-RTS OAO (a)	60	119
NovaTek OAO - GDR	1	174
Sberbank of Russia (a)	27	68
Sberbank of Russia - ADR	134	1,359
Severstal OAO - GDR	14	117
Sistema JSFC (a)	34	46
Sistema JSFC - GDR	13	415
Surgutneftegas OAO - ADR	74	607
Tatneft OAO - GDR	18	709
		8,665
TURKEY - 16.3%
Akbank TAS	75	276
Aselsan Elektronik Sanayi Ve Ticaret A/S	23	102
BIM Birlesik Magazalar A/S	2	45
Eregli Demir ve Celik Fabrikalari TAS	127	228
Haci Omer Sabanci Holding A/S	128	600
KOC Holding A/S	58	285
Tupras Turkiye Petrol Rafinerileri A/S	12	278
Turkcell Iletisim Hizmetleri A/S (a)	91	571
Turkiye Halk Bankasi A/S	42	314
Turkiye Vakiflar Bankasi Tao	49	114
		2,813
UNITED ARAB EMIRATES - 1.6%
Emaar Properties PJSC	119	273

UNITED STATES OF AMERICA - 0.3%
EPAM Systems Inc. (a)	1	48
Total Common Stocks (cost $15,715)		16,289

PREFERRED STOCKS - 1.9%

RUSSIAN FEDERATION - 1.9%
Sberbank of Russia	44	90
Surgutneftegas OAO	292	241
Total Preferred Stocks (cost $307)		331

SHORT TERM INVESTMENTS - 3.5%

Investment Company - 3.5%
JNL Money Market Fund, 0.01% (b) (c)	595	595
Total Short Term Investments (cost $595)		595

Total Investments - 99.6% (cost $16,617)		17,215
Other Assets and Liabilities, Net - 0.4%		73
Total Net Assets - 100.0%		$17,288

Portfolio Composition:	Percentage of Total Investments
Financials	32.9%
Energy	31.4
Telecommunication Services	13.2
Materials	6.8
Consumer Staples	4.5
Industrials	2.2
Consumer Discretionary	1.9
Utilities	1.6
Information Technology	1.4
Health Care	0.6
Short Term Investments	3.5
Total Investments	100.0%

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Curian/T. Rowe Price Capital Appreciation Fund * (j)

	Shares/Par †	Value
COMMON STOCKS - 59.5%

CONSUMER DISCRETIONARY - 8.3%
AutoZone Inc. (a)	2	$1,314
Delphi Automotive Plc	7	454
Johnson Controls Inc.	11	534
Liberty Global Plc - Class A (a)	3	115
Liberty Global Plc - Class C (a)	7	300

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Lowe’s Cos. Inc.	10	470
O’Reilly Automotive Inc. (a)	3	392
TRW Automotive Holdings Corp. (a)	5	474
Twenty-First Century Fox Inc. - Class B	16	531
Other Securities		564
		5,148
CONSUMER STAPLES - 4.6%
Mondelez International Inc. - Class A	15	557
PepsiCo Inc.	9	795
Philip Morris International Inc.	8	632
Procter & Gamble Co.	4	338
Other Securities		514
		2,836
ENERGY - 3.1%
Apache Corp.	5	523
Concho Resources Inc. (a)	2	289
Range Resources Corp.	3	293
Other Securities		798
		1,903
FINANCIALS - 11.3%
American Tower Corp.	10	927
Invesco Ltd.	17	653
JPMorgan Chase & Co.	16	916
Marsh & McLennan Cos. Inc.	28	1,472
State Street Corp.	16	1,076
TD Ameritrade Holding Corp.	34	1,066
XL Group Plc	14	465
Other Securities		441
		7,016
HEALTH CARE - 10.4%
Allergan Inc.	7	1,100
DaVita HealthCare Partners Inc. (a)	6	434
Perrigo Co. Plc	4	554
Pfizer Inc.	16	484
Thermo Fisher Scientific Inc.	11	1,274
UnitedHealth Group Inc.	17	1,373
Zoetis Inc. - Class A	19	613
Other Securities		640
		6,472
INDUSTRIALS - 8.8%
Boeing Co.	4	534
Danaher Corp.	27	2,142
Tyco International Ltd.	12	529
United Technologies Corp.	14	1,616
Other Securities		634
		5,455
INFORMATION TECHNOLOGY - 6.8%
Fiserv Inc. (a)	22	1,333
Google Inc. - Class A (a)	1	351
Google Inc. - Class C (a)	1	288
Texas Instruments Inc.	16	755
Visa Inc. - Class A	2	506
Other Securities		1,018
		4,251
MATERIALS - 0.4%
Other Securities		264

TELECOMMUNICATION SERVICES - 1.8%
Crown Castle International Corp.	10	713
SBA Communications Corp. (a)	4	430
		1,143
UTILITIES - 4.0%
PG&E Corp.	26	1,229
Xcel Energy Inc.	38	1,225
Other Securities		16
		2,470
Total Common Stocks (cost $33,989)		36,958

PREFERRED STOCKS - 0.0%

ENERGY - 0.0%
Other Securities		1
Total Preferred Stocks (cost $1)		1

TRUST PREFERREDS - 0.2%

UTILITIES - 0.2%
Other Securities		129
Total Trust Preferreds (cost $123)		129

INVESTMENT COMPANIES - 1.7%
T. Rowe Price Institutional Floating Rate Fund (d)	99	1,021
Total Investment Companies (cost $1,019)		1,021

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%
Other Securities		121
Total Non-U.S. Government Agency Asset-Backed Securities (cost $120)		121

CORPORATE BONDS AND NOTES - 21.0%

CONSUMER DISCRETIONARY - 3.0%
Univision Communications Inc.
6.88%, 05/15/19 (f)	150	160
7.88%, 11/01/20 (f)	100	110
6.75%, 09/15/22 (f)	213	236
5.13%, 05/15/23 (f)	25	27
Other Securities		1,339
		1,872
CONSUMER STAPLES - 1.6%
HJ Heinz Co. Term Loan B-2, 3.50%, 03/27/20 (e)	545	549
Procter & Gamble Co., 3.10%, 08/15/23	220	222
Other Securities		215
		986
ENERGY - 5.3%
Concho Resources Inc.
7.00%, 01/15/21	25	27
6.50%, 01/15/22	100	110
5.50%, 10/01/22	25	27
5.50%, 04/01/23	100	107
MarkWest Energy Partners LP
6.75%, 11/01/20	50	54
6.50%, 08/15/21	100	108
6.25%, 06/15/22	125	137
5.50%, 02/15/23	225	240
4.50%, 07/15/23	275	280
Range Resources Corp.
6.75%, 08/01/20	125	134
5.75%, 06/01/21	125	135
5.00%, 08/15/22	300	318
5.00%, 03/15/23	400	426
Other Securities		1,191
		3,294

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FINANCIALS - 2.8%
American Tower Corp., 5.00%, 02/15/24	15	16
Crown Castle International Corp., 4.88%, 04/15/22	100	103
E*TRADE Financial Corp.
6.75%, 06/01/16	100	109
6.00%, 11/15/17	100	104
6.38%, 11/15/19	200	217
Ford Motor Credit Co. LLC
6.63%, 08/15/17	200	230
0.80%, 12/06/17 (e)	200	200
5.00%, 05/15/18	200	222
2.38%, 03/12/19	200	201
Other Securities		362
		1,764
HEALTH CARE - 0.7%
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	50	53
5.13%, 07/15/24	150	151
DaVita HealthCare Partners Inc. Term Loan B, 0.00%, 06/20/21 (h)	175	176
Other Securities		25
		405
INDUSTRIALS - 0.7%
United Technologies Corp., 0.73%, 06/01/15 (e)	45	45
Other Securities		417
		462
INFORMATION TECHNOLOGY - 0.8%
NXP BV
3.75%, 06/01/18 (f)	200	200
5.75%, 03/15/23 (f)	200	210
Other Securities		76
		486
MATERIALS - 0.1%
Other Securities		72

TELECOMMUNICATION SERVICES - 5.3%
Crown Castle International Corp., 5.25%, 01/15/23	100	104
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21 (e)	422	421
Intelsat Jackson Holdings SA
7.25%, 04/01/19	50	53
8.50%, 11/01/19	25	27
7.25%, 10/15/20	285	307
7.50%, 04/01/21	25	27
5.50%, 08/01/23	120	119
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19 (e)	750	751
SBA Communications Corp., 5.63%, 10/01/19	25	27
UPCB Finance III Ltd., 6.63%, 07/01/20 (f)	350	373
Other Securities		1,091
		3,300
UTILITIES - 0.7%
Xcel Energy Inc., 0.75%, 05/09/16	95	95
Other Securities		306
		401
Total Corporate Bonds and Notes (cost $12,826)		13,042

GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%

GOVERNMENT SECURITIES - 4.7%
Sovereign - 0.1%
Other Securities		90
U.S. Treasury Securities - 4.6%
U.S. Treasury Note
2.50%, 08/15/23	1,025	1,031
2.75%, 11/15/23	1,750	1,792
		2,823
Total Government and Agency Obligations (cost $2,843)		2,913

SHORT TERM INVESTMENTS - 12.7%

Investment Companies - 12.7%
JNL Money Market Fund, 0.01% (d) (i)	348	348
T. Rowe Price Reserves Investment Fund, 0.17% (d) (i)	7,524	7,524
Total Short Term Investments (cost $7,872)		7,872

Total Investments - 100.0% (cost $58,793)		62,057
Other Assets and Liabilities, Net - 0.0%		25
Total Net Assets - 100.0%		$62,082

Portfolio Composition:	Percentage of Total Investments
Financials	14.2%
Consumer Discretionary	11.3
Health Care	11.1
Industrials	9.5
Energy	8.4
Information Technology	7.6
Telecommunication Services	7.2
Consumer Staples	6.2
Utilities	4.8
Government Securities	4.7
Materials	0.5
Non-U.S. Government Agency ABS	0.2
Investment Companies	1.6
Short Term Investments	12.7
Total Investments	100.0%

(a)	Non-income producing security.
(b)	Perpetual security.
(c)	Convertible security.
(d)	Investment in affiliate.
(e)	Variable rate security. Rate stated was in effect as of June 30, 2014.
(f)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2014, the aggregate value of these liquid securities was $2,481 which represented 4.0% of net assets.

(g)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(h)	This variable rate senior loan will settle after June 30, 2014, at which time the interest rate will be determined.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.
(j)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2014. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Anadarko Petroleum Corp., CGM	01/17/2015	110.00	3	$(3)
Anadarko Petroleum Corp., CGM	01/17/2015	115.00	2	(1)
Apache Corp.	01/17/2015	95.00	7	(7)
Apache Corp., MSC	01/17/2015	90.00	4	(5)
Apache Corp., MSC	01/17/2015	92.50	6	(7)
Apache Corp., MSC	01/17/2015	100.00	3	(2)
Apache Corp., MSC	01/17/2015	105.00	2	(1)
Apache Corp., MSC	01/17/2015	97.50	2	(2)
Autozone Inc.	09/20/2014	600.00	1	—
Boeing Co.	08/16/2014	135.00	2	—
Boeing Co.	08/16/2014	140.00	2	—
Boeing Co.	01/17/2015	135.00	2	(1)
Boeing Co.	01/17/2015	140.00	2	(1)
Boeing Co., CGM	01/17/2015	145.00	4	(1)
Boeing Co., CGM	01/17/2015	150.00	3	—
Boeing Co., CGM	01/17/2015	155.00	4	—
CVS Caremark Corp., MSC	08/16/2014	77.50	2	—
CVS Caremark Corp., MSC	08/16/2014	80.00	2	—
CVS Caremark Corp., MSC	01/17/2015	77.50	2	(1)
CVS Caremark Corp., MSC	01/17/2015	80.00	2	—
Danaher Corp., JPM	09/20/2014	80.00	2	—
Danaher Corp., JPM	09/20/2014	85.00	2	—
Danaher Corp., JPM	01/17/2015	80.00	2	(1)
Danaher Corp., JPM	01/17/2015	85.00	2	—
Danaher Corp., JPM	01/17/2015	90.00	5	—
Google Inc.	01/17/2015	1,280.00	1	(3)
JPMorgan Chase & Co.	09/20/2014	60.00	2	—
JPMorgan Chase & Co.	09/20/2014	65.00	2	—
JPMorgan Chase & Co.	01/17/2015	60.00	2	—
JPMorgan Chase & Co.	01/17/2015	65.00	2	—
JPMorgan Chase & Co.	01/17/2015	70.00	28	—
Lowe’s Companies Inc., JPM	10/18/2014	52.50	1	—
Lowe’s Companies Inc., JPM	10/18/2014	55.00	1	—
Lowe’s Companies Inc., JPM	01/17/2015	55.00	10	(1)
Lowe’s Companies Inc., JPM	01/17/2015	52.50	1	—
Pfizer Inc., CGM	01/17/2015	32.00	10	(1)
Pfizer Inc., CGM	01/17/2015	35.00	9	—
Philip Morris International Inc.	01/17/2015	95.00	2	—
Philip Morris International Inc.	01/17/2015	97.50	6	—
PNC Financial Services Group Inc., MSC	01/17/2015	95.00	1	—
PNC Financial Services, MSC	08/16/2014	85.00	1	—
PNC Financial Services, MSC	08/16/2014	90.00	2	—
PNC Financial Services, MSC	01/17/2015	87.50	2	(1)
PNC Financial Services, MSC	01/17/2015	90.00	10	(3)
Procter & Gamble Co.	01/17/2015	85.00	20	(1)
Procter & Gamble Co., JPM	01/17/2015	85.00	10	(1)
State Street Corp., MSC	08/16/2014	70.00	2	—
State Street Corp., MSC	08/16/2014	72.50	2	—
State Street Corp., MSC	01/17/2015	70.00	2	(1)
State Street Corp., MSC	01/17/2015	72.50	2	—
TE Connectivity Ltd., JPM	07/19/2014	65.00	2	—
TE Connectivity Ltd., JPM	10/18/2014	65.00	2	—
Texas Instruments Inc.	10/18/2014	48.00	3	(1)
Texas Instruments Inc.	10/18/2014	50.00	3	—
Texas Instruments Inc.	01/17/2015	50.00	6	(1)
Texas Instruments Inc., CGM	10/18/2014	50.00	20	(2)
Texas Instruments Inc., CGM	01/17/2015	45.00	44	(18)
Texas Instruments Inc., CGM	01/17/2015	50.00	21	(3)
TRW Automotive Holdings Corp., JPM	07/19/2014	90.00	1	—
TRW Automotive Holdings Corp., JPM	07/19/2014	95.00	1	—

See accompanying Notes to Financial Statements.

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
TRW Automotive Holdings Corp., JPM	10/18/2014	90.00	1	$—
TRW Automotive Holdings Corp., JPM	10/18/2014	95.00	1	—
United Technologies Corp.	08/16/2014	125.00	1	—
United Technologies Corp.	08/16/2014	130.00	1	—
United Technologies Corp.	01/17/2015	125.00	1	—
United Technologies Corp.	01/17/2015	130.00	1	—
United Technologies Corp., CGM	01/17/2015	120.00	10	(4)
United Technologies Corp., CGM	01/17/2015	125.00	11	(2)
			331	$(76)

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2013	148	$51
Options written during the period	355	86
Options closed during the period	(99)	(27)
Options exercised during the period	(43)	(16)
Options expired during the period	(30)	(4)
Options outstanding at June 30, 2014	331	$90

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

Curian/The Boston Company Equity Income Fund

	Shares/Par †	Value
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 10.1%
Carnival Plc	15	$576
General Motors Co.	17	610
Kohl’s Corp.	4	233
Macy’s Inc.	4	221
Omnicom Group Inc.	11	764
Regal Entertainment Group - Class A (a)	14	303
Time Inc. (b)	1	14
Time Warner Inc.	5	321
Twenty-First Century Fox Inc. - Class A	15	542
Viacom Inc. - Class B	3	252
Walt Disney Co.	15	1,249
		5,085
CONSUMER STAPLES - 8.4%
Archer-Daniels-Midland Co.	16	691
Coca-Cola Enterprises Inc.	7	355
CVS Caremark Corp.	11	794
Molson Coors Brewing Co. - Class B	5	403
PepsiCo Inc.	10	893
Philip Morris International Inc.	13	1,058
		4,194
ENERGY - 13.2%
Anadarko Petroleum Corp.	7	791
Exxon Mobil Corp.	17	1,709
Occidental Petroleum Corp.	24	2,418
Phillips 66	5	430
Schlumberger Ltd.	10	1,136
Valero Energy Corp.	3	147
		6,631
FINANCIALS - 29.6%
Allstate Corp.	6	343
American International Group Inc.	10	528
Ameriprise Financial Inc.	5	582
Bank of America Corp.	75	1,155
Berkshire Hathaway Inc. - Class B (b)	11	1,385
Citigroup Inc.	7	320
Comerica Inc.	8	401
Fifth Third Bancorp	17	363
Goldman Sachs Group Inc.	6	1,046
Hartford Financial Services Group Inc.	11	406
Invesco Ltd.	11	430
JPMorgan Chase & Co.	40	2,277
MetLife Inc.	18	1,016
Morgan Stanley	26	826
PNC Financial Services Group Inc.	8	744
TD Ameritrade Holding Corp.	14	433
U.S. Bancorp	11	493
Voya Financial Inc.	13	473
Wells Fargo & Co.	31	1,643
		14,864
HEALTH CARE - 11.0%
AbbVie Inc.	12	650
Amgen Inc.	5	611
Cardinal Health Inc.	17	1,188
McKesson Corp.	3	564
Merck & Co. Inc.	15	895
Pfizer Inc.	22	643
UnitedHealth Group Inc.	12	965
		5,516
INDUSTRIALS - 6.6%
Cummins Inc.	5	719
Delta Air Lines Inc.	12	472
Eaton Corp. Plc	6	428
Honeywell International Inc.	8	739
Owens Corning Inc.	13	509
PACCAR Inc.	7	446
		3,313
INFORMATION TECHNOLOGY - 12.5%
Accenture Plc - Class A	6	491
Apple Inc.	11	1,010
Applied Materials Inc.	27	610
Cisco Systems Inc.	56	1,395
EMC Corp.	26	697
Hewlett-Packard Co.	10	335
Microsoft Corp.	6	250
Texas Instruments Inc.	17	826
Xilinx Inc.	14	660
		6,274
MATERIALS - 3.9%
Dow Chemical Co.	12	630
Martin Marietta Materials Inc.	8	1,025
Vulcan Materials Co.	5	288
		1,943
TELECOMMUNICATION SERVICES - 1.5%
Windstream Holdings Inc. (a)	74	739

UTILITIES - 2.0%
Exelon Corp.	13	462
NRG Energy Inc.	8	287
NRG Yield Inc. - Class A (a)	5	255
		1,004
Total Common Stocks (cost $44,511)		49,563

SHORT TERM INVESTMENTS - 3.8%
Investment Company - 1.2%
JNL Money Market Fund, 0.01% (c) (d)	594	594

Securities Lending Collateral - 2.6%
Fidelity Institutional Money Market Portfolio, 0.09% (d)	100	100
Repurchase Agreement with BCL, 0.07% (Collateralized by $719 U.S. Treasury Note, 2.13%, due 06/30/21, value $718) acquired on 06/30/14, due 07/01/14 at $704	$704	704
Repurchase Agreement with RBC, 0.06% (Collateralized by $2 U.S. Treasury Bond Strip, due 02/15/30-02/15/34, value $1, $46 U.S. Treasury Bond, 2.88-9.13%, due 11/15/16-05/15/43, value $56, $207 U.S. Treasury Bill, due 07/24/14-08/28/14, value $207, and $243 U.S. Treasury Note, 0.38-4.63%, due 08/15/14-11/30/20, value $246) acquired on 06/30/14, due 07/01/14 at $500	500	500
		1,304
Total Short Term Investments (cost $1,898)		1,898
Total Investments - 102.6% (cost $46,409)		51,461
Other Assets and Liabilities, Net - (2.6%)		(1,306)
Total Net Assets - 100.0%		$50,155

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Financials	28.9%
Energy	12.9
Information Technology	12.2
Health Care	10.7
Consumer Discretionary	9.9
Consumer Staples	8.1
Industrials	6.4
Materials	3.8
Utilities	2.0
Telecommunication Services	1.4
Short Term Investments	3.7
Total Investments	100.0%

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Curian/UBS Global Long Short Fixed Income Opportunities Fund * (n)

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.0%
UNITED STATES OF AMERICA - 11.0%
COMM Mortgage Trust REMIC, 4.93%, 12/10/44 (b)	$750	$826
Commercial Mortgage Pass-Through Certificates
REMIC, 3.75%, 10/13/28 (a) (b)	575	584
2.80%, 06/08/30 (a) (b)	150	151
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
4.22%, 07/15/46 (b)	500	499
5.00%, 02/15/47 (b)	1,000	1,053
Other Securities		20,738
Total Non-U.S. Government Agency Asset-Backed Securities (cost $23,782)		23,851

CORPORATE BONDS AND NOTES - 67.4%
AUSTRALIA - 1.6%
Crown Group Finance Ltd., 5.75%, 07/18/17, AUD	1,450	1,431
Other Securities		1,961
		3,392
BRAZIL - 4.2%
Caixa Economica Federal, 2.38%, 11/06/17 (a)	2,250	2,196
Petrobras Global Finance BV, 4.38%, 05/20/23	200	193
Petrobras International Finance Co.
5.38%, 01/27/21	2,800	2,918
6.75%, 01/27/41 (a)	700	721
Other Securities		3,126
		9,154
CANADA - 1.1%
Barrick Gold Corp., 3.85%, 04/01/22	1,600	1,591
Other Securities		805
		2,396
CHINA - 0.1%
Other Securities		263

COSTA RICA - 0.5%
Other Securities		1,076

CROATIA - 0.7%
Agrokor dd, 8.88%, 02/01/20 (a)	1,370	1,538

FRANCE - 0.4%
Other Securities		819

GEORGIA - 0.1%
Other Securities		336

GERMANY - 3.1%
HeidelbergCement Finance Luxembourg SA, 8.50%, 10/31/19, EUR	1,850	3,289
Trionista HoldCo GmbH, 5.00%, 04/30/20 (a), EUR	1,015	1,455
Unitymedia KabelBW GmbH, 9.63%, 12/01/19, EUR	1,300	1,910
		6,654
HONG KONG - 0.1%
Other Securities		257

HUNGARY - 0.5%
Other Securities		1,021

INDONESIA - 0.7%
Pertamina Persero PT
6.00%, 05/03/42	950	888
6.45%, 05/30/44 (a)	700	695
		1,583
IRELAND - 2.2%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17, EUR	2,000	2,882
Other Securities		1,975
		4,857
ITALY - 0.3%
Other Securities		710

KAZAKHSTAN - 0.7%
Other Securities		1,483

MEXICO - 2.3%
Cemex SAB de CV
9.00%, 01/11/18 (a)	2,500	2,687
5.88%, 03/25/19 (a)	500	522
Petroleos Mexicanos, 3.50%, 01/30/23	700	684
Other Securities		1,107
		5,000
MOROCCO - 0.2%
Other Securities		367

NORWAY - 1.8%
Eksportfinans ASA
5.50%, 05/25/16	2,700	2,876
5.50%, 06/26/17	1,000	1,071
		3,947
PORTUGAL - 1.4%
EDP Finance BV
4.75%, 09/26/16, EUR	1,200	1,757
4.90%, 10/01/19 (a)	1,200	1,269
		3,026
RUSSIAN FEDERATION - 1.1%
Other Securities		2,426

SINGAPORE - 0.4%
Other Securities		994

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SOUTH AFRICA - 0.2%
Other Securities		424

SPAIN - 2.2%
BBVA US Senior SAU, 4.66%, 10/09/15	1,600	1,672
Santander US Debt SAU, 3.72%, 01/20/15 (a)	2,100	2,131
Other Securities		949
		4,752
SRI LANKA - 0.5%
Other Securities		1,076

SWITZERLAND - 0.2%
Other Securities		493

TURKEY - 0.8%
Other Securities		1,659

UKRAINE - 0.4%
Other Securities		882

UNITED KINGDOM - 6.7%
Barclays Bank Plc
6.05%, 12/04/17 (a)	2,500	2,836
5.14%, 10/14/20	100	110
HBOS Plc
4.88%, 03/20/15, EUR	200	281
6.75%, 05/21/18 (a)	1,700	1,958
Lloyds Bank Plc, 6.50%, 03/24/20, EUR	2,850	4,743
Royal Bank of Scotland Group Plc
6.10%, 06/10/23	3,010	3,293
5.13%, 05/28/24	700	710
Other Securities		693
		14,624
UNITED STATES OF AMERICA - 32.1%
Ally Financial Inc.
8.30%, 02/12/15	100	104
4.63%, 06/26/15	800	826
3.50%, 01/27/19	1,150	1,161
8.00%, 03/15/20	750	911
ArcelorMittal, 6.00%, 03/01/21 (f)	2,700	2,923
Caesars Entertainment Operating Co. Inc., 11.25%, 06/01/17	2,150	1,967
Case New Holland Inc., 7.88%, 12/01/17	2,850	3,320
Cemex Finance LLC, 6.00%, 04/01/24 (a)	750	781
CIT Group Inc., 5.00%, 08/15/22	2,325	2,406
Citigroup Inc.
6.30% (callable at 100 beginning 05/15/24) (e)	1,400	1,426
0.84%, 05/31/17 (b), EUR	2,700	3,642
5.13%, 12/12/18, GBP	1,000	1,843
5.50%, 09/13/25	400	446
DISH DBS Corp., 7.88%, 09/01/19	2,230	2,648
El Paso LLC
7.25%, 06/01/18	1,500	1,708
6.50%, 09/15/20	700	775
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	1,250	1,596
General Motors Financial Co. Inc., 4.75%, 08/15/17	2,000	2,128
Glencore Funding LLC
2.50%, 01/15/19 (a)	750	748
4.63%, 04/29/24 (a)	725	747
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,850	2,028
International Lease Finance Corp., 8.63%, 09/15/15	1,500	1,624
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	1,570	1,649
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	2,350	3,580
MetLife Inc., 6.40%, 12/15/36 (b)	1,885	2,107
Midstates Petroleum Co. Inc., 10.75%, 10/01/20	2,300	2,611
Morgan Stanley
7.30%, 05/13/19	2,050	2,506
5.50%, 01/26/20	1,000	1,144
Pacific Drilling SA, 5.38%, 06/01/20 (a)	2,300	2,254
Plains Exploration & Production Co.
6.50%, 11/15/20	1,740	1,929
6.88%, 02/15/23	625	731
Prudential Financial Inc.
5.88%, 09/15/42 (b)	420	456
5.20%, 03/15/44 (b)	1,200	1,224
Sanmina Corp., 7.00%, 05/15/19	2,100	2,210
Other Securities		11,560
		69,719
VENEZUELA - 0.8%
Petroleos de Venezuela SA
5.25%, 04/12/17	900	760
8.50%, 11/02/17	700	648
9.00%, 11/17/21	300	255
		1,663
Total Corporate Bonds and Notes (cost $142,145)		146,591

GOVERNMENT AND AGENCY OBLIGATIONS - 15.2%
ARGENTINA - 0.4%
Other Securities		899

BELARUS - 0.9%
Republic of Belarus, 8.75%, 08/03/15	1,950	2,006

BRAZIL - 0.5%
Other Securities		1,156

CROATIA - 0.6%
Other Securities		1,354

ECUADOR - 0.1%
Other Securities		205

GABON - 0.3%
Other Securities		655

GHANA - 0.5%
Other Securities		1,069

GREECE - 1.6%
Hellenic Republic Government Bond
2.00%, 02/24/24 (h), EUR	410	455
2.00%, 02/24/26 (h), EUR	590	617
2.00%, 02/24/31 (h), EUR	2,420	2,328
		3,400
MEXICO - 0.3%
Other Securities		560

NIGERIA - 0.3%
Nigeria Government International Bond, 5.13%, 07/12/18	650	674

PAKISTAN - 0.0%
Other Securities		103

RUSSIAN FEDERATION - 0.3%
Other Securities		618

TURKEY - 0.1%
Other Securities		279

UNITED STATES OF AMERICA - 8.2%
State of California
7.55%, 04/01/39	200	301

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

	Shares/Par/Contracts †	Value
7.30%, 10/01/39	850	1,210
State of Illinois
5.67%, 03/01/18	555	619
5.88%, 03/01/19	700	788
U.S. Treasury Bond
2.88%, 05/15/43	1,000	912
3.75%, 11/15/43 (j)	4,500	4,850
Principal Only, 0.00%,02/15/43 (j) (k)	5,000	1,841
U.S. Treasury Inflation Indexed Note
0.38%, 07/15/23 (i)	1,528	1,556
0.63%, 01/15/24 (i)	4,674	4,838
Other Securities		955
		17,870
VENEZUELA - 0.8%
Venezuela Government International Bond, 8.25%, 10/13/24	2,125	1,705

ZAMBIA - 0.3%
Other Securities		554
Total Government and Agency Obligations (cost $32,440)		33,107

PURCHASED OPTIONS - 3.0%
Put Swaption, 3 month LIBOR versus 3.00% fixed, Expiration 12/19/17, BBP	388	1,432
Other Securities		4,975
Total Purchased Options (cost $10,368)		6,407

SHORT TERM INVESTMENTS - 3.0%
Investment Company - 2.6%
JNL Money Market Fund, 0.01% (l) (m)	5,750	5,750

Treasury Securities - 0.4%
Nigeria Treasury Bill
0.07%, 04/09/15, NGN	140,400	793
0.07%, 04/23/15, NGN	13,000	73
		866
Total Short Term Investments (cost $6,615)		6,616
Total Investments - 99.6% (cost $215,350)		216,572
Other Assets and Liabilities, Net - 0.4%		804
Total Net Assets - 100.0%		$217,376

Portfolio Composition:	Percentage of Total Investments
Financials	32.7%
Government Securities	14.8
Energy	11.4
Non-U.S. Government Agency ABS	11.0
Materials	8.3
Consumer Discretionary	4.8
Industrials	3.4
Purchased Options	3.0
Information Technology	2.1
Utilities	1.8
Telecommunication Services	1.7
Consumer Staples	1.0
Health Care	0.5
U.S. Government Agency MBS	0.4
Short Term Investments	3.1
Total Investments	100.0%

(a)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2014, the aggregate value of these liquid securities was $48,569 which represented 22.3% of net assets.

(b)	Variable rate security. Rate stated was in effect as of June 30, 2014.
(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(e)	Perpetual security.
(f)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(g)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(h)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2014.
(i)	Treasury inflation indexed note, par amount is adjusted for inflation.
(j)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.
(k)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Investment in affiliate.
(m)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.
(n)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2014. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

See accompanying Notes to Financial Statements.

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of June 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Avery Point CLO Ltd., 3.33%, 04/25/26	03/20/2014	$1,000	$991	0.5%
Fortress Credit BSL Ltd., 3.13%, 10/19/25	10/28/2013	735	735	0.3
Halcyon Loan Advisors Funding Ltd., 3.28%, 04/18/26	02/10/2014	1,139	1,132	0.5
		$2,874	$2,858	1.3%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Exchange-Traded Futures Options
90-Day Eurodollar Future Call Option	06/13/2016	98.75	436	$(354)
90-Day Eurodollar Future Put Option	06/13/2016	96.75	436	(65)
Eurodollar 1-Year Midcurve Future Put Option	08/15/2014	99.25	604	(72)
Eurodollar 2-Year Midcurve Future Call Option	09/12/2014	98.50	654	(94)
Eurodollar 2-Year Midcurve Future Call Option	12/12/2014	98.25	1,090	(368)
Eurodollar 2-Year Midcurve Future Put Option	09/12/2014	98.00	654	(86)
Eurodollar 2-Year Midcurve Future Put Option	12/12/2014	97.25	1,090	(109)
Eurodollar 4-Year Mid-Curve Future Call Option	09/12/2014	96.38	607	(835)
Eurodollar 4-Year Mid-Curve Future Put Option	09/12/2014	96.38	607	(30)
			6,178	$(2,013)

Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 4.32% fixed, JPM	01/17/2018	N/A	985	$(595)
Call Swaption, 3-Month LIBOR versus 5.00% fixed, JPM	12/19/2017	N/A	480	(433)
Call Swaption, 6-Month GBP LIBOR versus 3.15% fixed, BOA	06/17/2015	N/A	75	(254)
Call Swaption, 6-Month Japanese Yen LIBOR versus 1.75% fixed, BBP	05/22/2015	N/A	900	(10)
Call Swaption, 6-Month Japanese Yen LIBOR versus 1.75% fixed, BBP	05/22/2015	N/A	10,050	(430)
Put Swaption, 3-Month LIBOR versus 1.80% fixed, BOA	09/30/2014	N/A	291	—
Put Swaption, 3-Month LIBOR versus 5.00% fixed, BBP	12/07/2017	N/A	37	(33)
Put Swaption, 3-Month LIBOR versus 5.00% fixed, BBP	12/19/2017	N/A	775	(699)
Put Swaption, 6-Month Euribor versus 1.20% fixed, BOA	09/30/2014	N/A	175	—
Put Swaption, 6-Month GBP LIBOR versus 3.15% fixed, BOA	06/17/2015	N/A	75	(342)
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.75% fixed, JPM	05/22/2015	N/A	6,250	(267)
			20,093	$(3,063)

Index Options
CDX.NA.HY.22 Call Option, BOA	09/17/2014	109.00	220	$(82)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at December 31, 2013	13,005	$2,488
Options written during the period	16,070	5,542
Options closed during the period	(720)	(137)
Options expired during the period	(1,864)	(376)
Options outstanding at June 30, 2014	26,491	$7,517

See accompanying Notes to Financial Statements.

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
Euro-Bobl Future	September 2014	(15)	$(11)
Euro-BTP Future	September 2014	(44)	(153)
Euro-Bund Future	September 2014	21	40
U.S. Treasury Long Bond Future, 20-Year	September 2014	(190)	(23)
U.S. Treasury Note Future, 10-Year	September 2014	(33)	(5)
U.S. Treasury Note Future, 5-Year	September 2014	17	5
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2014	148	4
			$(143)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
MXN/USD	09/17/2014	DUB	MXN	1,140	$87	$1
USD/AUD	09/04/2014	DUB	AUD	(4,960)	(4,655)	(98)
USD/CHF	09/04/2014	DUB	CHF	(5,465)	(6,166)	(74)
USD/EUR	09/04/2014	BCL	EUR	(28,815)	(39,466)	(225)
USD/EUR	09/04/2014	MSC	EUR	(2,290)	(3,136)	(34)
USD/GBP	09/04/2014	DUB	GBP	(2,025)	(3,464)	(70)
USD/JPY	09/04/2014	BCL	JPY	(752,800)	(7,435)	(41)
USD/JPY	09/04/2014	MSC	JPY	(355,141)	(3,507)	(47)
USD/NZD	09/04/2014	DUB	NZD	(3,765)	(3,276)	(42)
					$(71,018)	$(630)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BBP	3-Month LIBOR	Receiving	0.43%	01/17/2015	8,500		$—	$(21)
BBP	3-Month LIBOR	Receiving	0.91%	05/10/2018	6,930		—	105
BBP	3-Month LIBOR	Receiving	1.49%	07/24/2018	4,000		—	(38)
BBP	3-Month LIBOR	Receiving	1.39%	05/10/2020	8,000		—	229
BBP	3-Month LIBOR	Receiving	1.96%	05/13/2023	2,500		—	99
BBP	3-Month LIBOR	Receiving	2.31%	05/30/2023	6,000		—	70
BBP	3-Month LIBOR	Receiving	3.40%	08/15/2039	400		—	(14)
BBP	3-Month LIBOR	Receiving	3.23%	05/15/2043	875		—	9
BOA	3-Month LIBOR	Receiving	3.83%	08/15/2039	2,140		—	(245)
BOA	3-Month LIBOR	Receiving	2.80%	08/15/2039	6,750		—	505
BOA	3-Month LIBOR	Receiving	2.99%	02/15/2043	5,000		—	273
CIT	3-Month LIBOR	Receiving	3.18%	08/15/2039	450		—	2
BOA	3-Month South African Johannesburg Interbank Rate	Paying	6.40%	06/04/2018	ZAR	3,000	—	(9)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.48%	05/31/2023	ZAR	1,800	—	(7)
BOA	6-Month Euribor	Receiving	0.98%	06/07/2018	EUR	2,430	—	(63)
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.38%	01/20/2019	KRW	3,200,000	—	(45)
BBP	London-Interbank Offered Rate	Receiving	1.98%	05/13/2023	GBP	1,000	—	94
							$—	$944

Counterparty	Payments made by the Fund(8)	Payments received by the Fund(8)	Expiration Date	Notional Amount(1)	Premiums Paid / (Received)	Unrealized Appreciation
Over the Counter Interest Rate Swap Agreements
BOA	1-Month LIBOR	3-Month LIBOR	06/06/2043	5,000	$—	$11
JPM	1-Month LIBOR	3-Month LIBOR	05/16/2043	60,000	—	140
JPM	1-Month LIBOR	3-Month LIBOR	06/06/2043	10,000	—	22
					$—	$173

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	0.48%	09/27/2015	13,500		$(24)
N/A	3-Month LIBOR	Receiving	0.70%	03/31/2016	15,000		(6)
N/A	3-Month LIBOR	Receiving	1.41%	03/26/2018	8,300		(37)
N/A	3-Month LIBOR	Receiving	1.80%	08/31/2018	8,250		(38)
N/A	3-Month LIBOR	Receiving	2.03%	08/31/2018	11,050		(50)
N/A	3-Month LIBOR	Receiving	2.22%	09/26/2020	4,750		(57)
N/A	3-Month LIBOR	Receiving	2.81%	01/17/2021	12,000		(376)
N/A	3-Month LIBOR	Receiving	2.70%	04/11/2021	7,500		(136)
N/A	3-Month LIBOR	Receiving	2.59%	04/17/2021	3,450		(38)
N/A	3-Month LIBOR	Receiving	2.66%	10/29/2023	1,500		(16)
N/A	3-Month LIBOR	Receiving	2.66%	10/30/2023	2,000		(22)
N/A	3-Month LIBOR	Receiving	2.75%	11/12/2023	2,625		(46)
N/A	3-Month LIBOR	Receiving	3.35%	01/17/2024	5,750		(297)
N/A	3-Month LIBOR	Receiving	2.90%	05/22/2024	2,600		(9)
N/A	3-Month LIBOR	Receiving	3.57%	01/17/2026	5,000		(316)
N/A	3-Month LIBOR	Receiving	3.27%	05/22/2029	3,100		(17)
N/A	3-Month LIBOR	Receiving	3.84%	08/15/2039	1,700		(174)
N/A	3-Month LIBOR	Receiving	3.79%	08/15/2039	11,500		(1,074)
N/A	3-Month LIBOR	Receiving	3.68%	08/15/2039	3,050		(223)
N/A	3-Month LIBOR	Receiving	4.02%	11/15/2043	4,250		(543)
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.53%	10/18/2023	AUD	7,500	401
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.24%	10/18/2023	AUD	5,250	189
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.54%	10/18/2023	AUD	13,850	689
N/A	London-Interbank Offered Rate	Paying	1.17%	06/11/2016	GBP	33,000	(146)
N/A	London-Interbank Offered Rate	Paying	2.48%	04/16/2020	GBP	11,505	(65)
N/A	London-Interbank Offered Rate	Receiving	3.05%	04/16/2025	GBP	12,800	(76)
N/A	London-Interbank Offered Rate	Paying	3.38%	04/16/2045	GBP	2,970	42
							$(2,465)

Counterparty	Payments made by the Fund(8)	Payments received by the Fund(8)	Expiration Date	Notional Amount(1)	Unrealized Appreciation
Centrally Cleared Interest Rate Swap Agreements
N/A	1-Month LIBOR	3-Month LIBOR	09/13/2042	10,000	$9
N/A	1-Month LIBOR	3-Month LIBOR	06/06/2043	65,000	4
N/A	1-Month LIBOR	3-Month LIBOR	06/06/2043	50,000	32
					$45

Schedule of Over the Counter Cross Currency Swap Agreements

Counter-party	Receive Rate (8)	Pay Rate (8)	Expiration Date	Notional Amount Received (1)		Notional Amount Delivered (1)		Unrealized Appreciation / (Depreciation)
BBP	3-Month Australian Bank Bill Short Term Rate + 0.36%	3-Month USD LIBOR	12/24/2022	AUD	3,500	(3,289)		$26
BOA	3-Month Australian Bank Bill Short Term Rate + 0.31%	3-Month USD LIBOR	05/21/2023	AUD	23,700	(22,194)		234
BOA	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.14%	05/21/2015	27,813		AUD	(29,700)	(266)
CIT	3-Month JPY LIBOR -0.14%	3-Month USD LIBOR	03/20/2015	JPY	1,975,000	(19,319)		190
CIT	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.11%	12/24/2014	3,289		AUD	(3,500)	(12)
CIT	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.12%	06/06/2015	278		AUD	(300)	(6)
CIT	3-Month USD LIBOR	3-Month JPY LIBOR -0.44%	03/20/2019	19,319		JPY	(1,975,000)	(136)
JPM	3-Month Australian Bank Bill Short Term Rate + 0.35%	3-Month USD LIBOR	09/05/2023	AUD	1,386	(1,280)		34
JPM	3-Month Australian Bank Bill Short Term Rate + 0.36%	3-Month USD LIBOR	05/21/2023	AUD	6,000	(5,619)		80
JPM	3-Month Australian Bank Bill Short Term Rate + 0.36%	3-Month USD LIBOR	06/06/2023	AUD	300	(278)		7
JPM	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.12%	09/05/2014	1,280		AUD	(1,386)	(29)
								$122

See accompanying Notes to Financial Statements.

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
BOA	American International Group Inc., 6.25%, 05/01/2036	N/A	1.00%	06/20/2019	$3,350	$(77)	$(72)	$(6)
MSC	CDX.EM.21	N/A	5.00%	06/20/2019	12,570	(1,501)	(1,384)	(136)
CIT	CDX.NA.HY.20	N/A	5.00%	06/20/2018	6,237	(598)	(208)	(400)
DUB	iTraxx Europe Series 19	N/A	1.00%	06/20/2018	12,324	(251)	(34)	(221)
CIT	iTraxx Europe Subordinated Series 21	N/A	1.00%	06/20/2019	13,693	19	179	(164)
BBP	Japanese Government Bond, 2.00%, 03/21/2022	N/A	1.00%	09/20/2018	1,000	(30)	(16)	(14)
BOA	XL Group Plc, 6.25%, 05/15/2027	N/A	1.00%	06/20/2018	1,000	(27)	(19)	(7)
BOA	XL Group Plc, 6.25%, 05/15/2027	N/A	1.00%	09/20/2018	125	(4)	(3)	(1)
					$50,299	$(2,469)	$(1,557)	$(949)

Credit default swap agreements - sell protection (3)
MSC	CMBX.NA.A-6	N/A	2.00%	05/11/2063	$(5,100)	$107	$(43)	$152
BOA	CMBX.NA.BB.6	N/A	5.00%	05/11/2063	(2,180)	52	68	(14)
MSC	CMBX.NA.BBB-6	N/A	3.00%	05/11/2063	(5,100)	94	(149)	245
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.44%	1.00%	06/20/2019	(3,350)	90	81	10
BOA	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.42%	1.00%	06/20/2018	(1,000)	22	7	16
BOA	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.44%	1.00%	09/20/2018	(125)	3	1	2
BBP	People’s Republic of China, 4.25%, 10/28/2014	0.56%	1.00%	09/20/2018	(1,000)	18	(6)	24
CIT	State of Illinois, 5.00%, 06/01/2029	1.91%	1.00%	12/20/2023	(1,800)	(118)	(133)	15
					$(19,655)	$268	$(174)	$450

Counterparty	Reference Obligation	Fixed Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
N/A	CDX.EM.20	5.00%	12/20/2018	$8,000	$(886)	$(124)
N/A	CDX.NA.HY.20	5.00%	06/20/2018	7,177	(683)	(324)
N/A	CDX.NA.HY.21	5.00%	12/20/2018	13,068	(1,191)	(292)
N/A	CDX.NA.IG.22	1.00%	06/20/2019	78,000	(1,539)	96
N/A	iTraxx Europe Crossover Series 20	5.00%	12/20/2018	7,257	(896)	(291)
N/A	iTraxx Europe Series 19	1.00%	06/20/2018	6,847	(140)	(116)
N/A	iTraxx Europe Series 20	1.00%	12/20/2018	8,216	(164)	(51)
				$128,565	$(5,499)	$(1,102)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

See accompanying Notes to Financial Statements.

Curian/Van Eck International Gold Fund (a)

	Shares/Par †	Value
COMMON STOCKS - 98.0%
MATERIALS - 98.0%
Agnico-Eagle Mines Ltd.	84	$3,217
Agnico-Eagle Mines Ltd. (b)	109	4,187
Alamos Gold Inc. (b)	157	1,584
Amara Mining Plc (c)	1,057	413
AngloGold Ashanti Ltd. - ADR (c)	145	2,495
Argonaut Gold Inc. (b) (c)	661	2,740
Asanko Gold Inc. (b) (c)	237	615
Asanko Gold Inc. (c)	379	987
AuRico Gold Inc.	1,124	4,786
B2Gold Corp. (b) (c)	468	1,365
B2Gold Corp. (b) (c)	1,856	5,420
Bear Creek Mining Corp. (c)	285	802
Belo Sun Mining Corp. (c)	598	98
Castle Mountain Mining Co. Ltd. (c)	393	250
Cayden Resources Inc. (c)	145	251
Continental Gold Ltd. (b) (c)	454	1,489
Eastmain Resources Inc. (c)	366	146
Eldorado Gold Corp. (b)	1,279	9,772
Evolution Mining Ltd. (b)	1,547	1,034
Fortuna Silver Mines Inc. (b) (c)	239	1,317
Franco-Nevada Corp.	121	6,921
Fresnillo Plc	178	2,678
Gold Canyon Resources Inc. (c)	357	114
Gold Road Resources Ltd. (c)	3,226	882
Goldcorp Inc.	230	6,430
Gryphon Minerals Ltd. (b) (c)	1,681	257
Guyana Goldfields Inc. (b) (c)	464	1,122
Klondex Mines Ltd. (c)	725	1,359
Lydian International Ltd. (c)	586	697
Midway Gold Corp. (b) (c)	813	732
New Gold Inc. (c)	93	591
New Gold Inc. (b) (c)	1,167	7,431
Newcrest Mining Ltd. (c)	321	3,222
OceanaGold Corp. (c)	230	713
Orezone Gold Corp. (c)	607	495
Osisko Gold Royalties Ltd. (b) (c)	151	2,264
Papillon Resources Ltd. (c)	1,191	2,150
Premier Gold Mines Ltd. (b) (c)	159	440
Pretium Resources Inc. (b) (c)	102	844
Primero Mining Corp. (b) (c)	385	3,085
Probe Mines Ltd. (c)	115	293
Randgold Resources Ltd. - ADR (b)	133	11,209
Rio Alto Mining Ltd. (b) (c)	745	1,731
Romarco Minerals Inc. (c)	650	542
Roxgold Inc. (c) (d)	969	772
Royal Gold Inc.	89	6,790
Rubicon Minerals Corp. (c)	144	213
Rubicon Minerals Corp. (b) (c)	517	760
Sabina Gold & Silver Corp. (b) (c)	703	573
SEMAFO Inc.	428	2,010
Silver Wheaton Corp.	204	5,356
Sulliden Gold Corp. Ltd. (c)	654	846
Tahoe Resources Inc. (c)	265	6,947
Timmins Gold Corp. (c)	797	1,426
Torex Gold Resources Inc. (c)	1,717	2,623
Yamana Gold Inc. (b)	666	5,477
Yamana Gold Inc. (b)	398	3,279
Total Common Stocks (cost $126,228)		136,242

SHORT TERM INVESTMENTS - 19.2%
Investment Companies - 2.0%
JNL Money Market Fund, 0.01% (e) (f)	2,628	2,628
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (f)	82	82

Securities Lending Collateral - 17.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (f)	7,000	7,000
Fidelity Institutional Money Market Portfolio, 0.09% (f)	1,000	1,000
Repurchase Agreement with BCL, 0.07% (Collateralized by $8,966 U.S. Treasury Note, 2.13%, due 06/30/21, value $8,958) acquired on 06/30/14, due 07/01/14 at $8,782	$8,782	8,782
Repurchase Agreement with CSI, 0.07% (Collateralized by $12,074 U.S. Treasury Bond Strip, due 11/15/38-08/15/39, value $5,100) acquired on 06/30/14, due 07/01/14 at $5,000	5,000	5,000
Repurchase Agreement with RBC, 0.06% (Collateralized by $8 U.S. Treasury Bond Strip, due 02/15/30-02/15/34, value $4, $203 U.S. Treasury Bond, 2.88-9.13%, due 11/15/16-05/15/43, value $246, $908 U.S. Treasury Bill, due 07/24/14-08/28/14, value $908, and $1,065 U.S. Treasury Note, 0.38-4.63%, due 08/15/14-11/30/20, value $1,079) acquired on 06/30/14, due 07/01/14 at $2,194	2,194	2,194
		23,976
Total Short Term Investments (cost $26,686)		26,686
Total Investments - 117.2% (cost $152,914)		162,928
Other Assets and Liabilities, Net - (17.2%)		(23,929)
Total Net Assets - 100.0%		$138,999

Portfolio Composition:	Percentage of Total Investments
Materials	83.6%
Short Term Investments	16.4
Total Investments	100.0%

(a)	Consolidated Schedule of Investments.
(b)	All or portion of the security was on loan.
(c)	Non-income producing security.
(d)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	6.1%
Canada	69.4
Jersey	0.5
South Africa	1.8
United Kingdom	2.3
United States	19.9
Total Long-Term Investments	100.0%

*	The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of June 30, 2014, the Fund held investments in restricted securities as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Roxgold Inc.	10/04/2012	$472	$772	0.6%

See accompanying Notes to Financial Statements.

Currency Abbreviations:

ARS - Argentine Peso	IDR - Indonesian Rupiah	PHP - Philippine Peso
AUD - Australian Dollar	ILS - Israeli New Sheqel	PLN - Polish Zloty
BRL - Brazilian Real	INR - Indian Rupee	RON - Romanian New Leu
CAD - Canadian Dollar	JPY - Japanese Yen	RSD - Serbian Dinar
CHF - Swiss Franc	KRW - Korean Won	RUB - Russian Ruble
CLF - Chilean Unidad de Fomento	KZT - Kazakhstani Tenge	SEK - Swedish Krona
CLP - Chilean Peso	LBP - Lebanese Pound	SGD - Singapore Dollar
CNH - Chinese Offshore Yuan	LKR - Sri Lankan Rupee	TRY - New Turkish Lira
CNY - Chinese Yuan	MXN - Mexican Peso	TWD - Taiwan Dollar
DOP - Dominican Peso	MYR - Malaysian Ringgit	UGX - Ugandan Shilling
EUR - European Currency Unit (Euro)	NGN - Nigerian Naira	USD - United States Dollar
GBP - British Pound	NOK - Norwegian Krone	UYU - Uruguayan Peso
HKD - Hong Kong Dollar	NZD - New Zealand Dollar	ZAR - South African Rand
HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	ZMW - Zambian Kwacha

Abbreviations:

ABS - Asset-Backed Security	IBEX - Iberia Index
ADR - American Depositary Receipt	ICE - IntercontinentalExchange
ADS - American Depository Shares	iTraxx - Group of international credit derivative indexes monitored by the International Index Company
ASX - Australian Stock Exchange	JSE - Johannesburg Stock Exchange
BDR - Brazilian Depositary Receipt	KOSPI - Korea Composite Stock Price Index
CAC - Cotation Assistee en Continu	LIBOR - London Interbank Offer Rate
CDI - Chess Depository Interest	LME - London Metal Exchange
CDX.EM - Credit Default Swap Index - Emerging Markets	MBS - Mortgage Backed Security
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MIB - Milano Italia Borsa
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MLP - Master Limited Partnership
CLO - Collateralized Loan Obligation	MSCI - Morgan Stanley Capital International
CNX - CRISIL NSE Index	NASDAQ - National Association of Securities Dealers Automated Quotations
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	NYSE - New York Stock Exchange
CVA - Commanditaire Vennootschap op Aandelen	OJSC - Open Joint-Stock Company
EAFE - Europe, Australia and Far East	OTC - Over the Counter
EMU - Economic and Monetary Union (Europe)	PCL - Public Company Limited
ETF - Exchange Traded Fund	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
ETN - Exchange Traded Note	REIT - Real Estate Investment Trust
Euribor - Europe Interbank Offered Rate	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years	SGX - Singapore Exchange
Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years	SPDR - Standard & Poor’s Depositary Receipt
Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years	SPI - Schedule Performance Index
FTSE - Financial Times and the London Stock Exchange	ULSD - Ultra Low Sulfur Diesel
GDR - Global Depositary Receipt	VIX - Volatility Index
WIG - Warszawski Indeks Giełdowy
WTI - West Texas Intermediate

Counterparty Abbreviations:

BBP - Barclays Bank Plc	HSB - HSBC Securities, Inc.
BCL - Barclays Capital Inc.	JPM - JPMorgan Chase Bank N.A.
BNP - BNP Paribas Securities	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BOA - Banc of America Securities LLC/Bank of America NA	MSC - Morgan Stanley & Co., Incorporated
CGM - Citigroup Global Markets	MSS - Morgan Stanley Capital Services Inc.
CIT - Citibank, Inc.	RBC - Royal Bank of Canada
CSI - Credit Suisse Securities, LLC	RBS - Royal Bank of Scotland
DUB - Deutsche Bank Alex Brown Inc.	SCB - Standard Chartered Bank
GSB - Goldman Sachs Bank	SGB - Societe Generale Bannon LLC
GSC - Goldman Sachs & Co.	SSB - State Street Brokerage Services, Inc.
GSI - Goldman Sachs International	UBS - UBS Securities LLC

†                 For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.

“-”        Amount rounds to less than one thousand

*                 A Summary Schedule of Investments is presented for this portfolio.  A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting www.jackson.com or the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2014

	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund
Assets
Investments - unaffiliated, at value (a)(d)	$50,257	$123,726	$111,229	$324,272	$54,665	$186,835
Investments - affiliated, at value (b)	3	391	242	21,426	7,433	1,807
Repurchase agreements (a)	5,824	17,729	12,427	2,192	181	11,638
Total investments, at value (c)	56,084	141,846	123,898	347,890	62,279	200,280
Cash	—	—	—	270	—	3
Foreign currency (e)	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Receivable for fund shares sold	19	252	321	981	55	126
Receivable from adviser	11	27	24	20	3	45
Receivable for dividends and interest	102	373	408	42	1	510
Receivable for variation margin on financial derivative instruments	—	—	—	160	77	—
Receivable for deposits with brokers and counterparties	—	—	—	10,066	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	2,625	31	—
OTC swap premiums paid	—	—	—	—	—	—
Other assets	—	—	—	2	—	1
Total assets	56,216	142,498	124,651	362,056	62,446	200,965
Liabilities
Cash overdraft	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—
Payable for advisory fees	28	66	59	244	42	110
Payable for administrative fees	8	18	15	58	9	26
Payable for 12b-1 fee	3	7	7	24	4	11
Payable for investment securities purchased	99	710	552	—	—	—
Payable for treasury roll transactions	—	—	—	—	—	—
Payable for fund shares redeemed	10	32	20	223	137	83
Payable for dividends or interest on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	1	2	2	10	3	4
Payable for chief compliance officer fees	—	—	—	1	—	—
Payable for other expenses	1	1	1	4	1	2
Payable for variation margin on financial derivative instruments	—	—	—	129	20	—
Payable for deposits with counterparties	—	—	—	456	—	—
Investment in securities sold short, at value (f)	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	97	—
OTC swap premiums received	—	—	—	—	—	—
Payable upon return of securities loaned	9,824	31,729	25,427	5,192	581	41,638
Total liabilities	9,974	32,565	26,083	6,341	894	41,874
Net assets	$46,242	$109,933	$98,568	$355,715	$61,552	$159,091
Net assets consist of:
Paid-in capital	$42,799	$98,402	$86,758	$338,507	$61,728	$148,746
Undistributed (excess of distributions over) net investment income	642	1,314	1,085	(2,224)	(337)	5,218
Accumulated net realized gain (loss)	1,253	4,755	5,286	16,105	(5)	990
Net unrealized appreciation (depreciation) on investments and foreign currency	1,548	5,462	5,439	3,327	166	4,137
	$46,242	$109,933	$98,568	$355,715	$61,552	$159,091
Shares outstanding (no par value), unlimited shares authorized	4,067	8,964	7,663	33,258	6,513	14,443
Net asset value per share	$11.37	$12.26	$12.86	$10.70	$9.45	$11.02

(a) Investments - unaffiliated, at cost	$54,533	$135,993	$118,217	$325,850	$54,878	$194,336
(b) Investments - affiliated, at cost	3	391	242	21,426	7,433	1,807
(c) Total investments, at cost	$54,536	$136,384	$118,459	$347,276	$62,311	$196,143
(d) Including value of securities on loan	$9,614	$31,046	$24,892	$5,083	$565	$40,731
(e) Foreign currency, at cost	—	—	—	—	—	—
(f) Proceeds from securities sold short	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	Curian/ Aberdeen Latin America Fund	Curian/AQR Risk Parity Fund (h)	Curian/ Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/ BlackRock Global Long Short Credit Fund	Curian/ CenterSquare International REIT Fund
Assets
Investments - unaffiliated, at value (a)(d)	$11,056	$259,516	$33,287	$22,855	$390,361	$17,957
Investments - affiliated, at value (b)	208	16,500	699	152	—	—
Repurchase agreements (a)	—	—	712	—	116,550	—
Total investments, at value (c)	11,264	276,016	34,698	23,007	506,911	17,957
Cash	—	—	—	—	—	—
Foreign currency (e)	1	—	3	8	254	129
Receivable for investments sold	—	—	175	86	4,909	77
Receivable for fund shares sold	6	263	311	119	839	60
Receivable from adviser	—	47	—	—	—	—
Receivable for dividends and interest	12	548	45	255	3,895	105
Receivable for variation margin on financial derivative instruments	—	1,459	—	—	135	—
Receivable for deposits with brokers and counterparties	—	14,790	—	—	8,927	—
Unrealized appreciation on forward foreign currency contracts	—	417	—	20	1,642	—
Unrealized appreciation on OTC swap agreements	—	1,273	—	—	955	—
OTC swap premiums paid	—	—	—	—	2,581	—
Other assets	—	3	—	—	1	—
Total assets	11,283	294,816	35,232	23,495	531,049	18,328
Liabilities
Cash overdraft	—	3,756	—	—	287	80
Foreign currency overdraft (e)	—	420	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	9,662	—
Payable for advisory fees	12	199	29	11	293	12
Payable for administrative fees	2	45	6	4	62	3
Payable for 12b-1 fee	1	20	2	2	26	1
Payable for investment securities purchased	—	—	658	112	17,839	109
Payable for treasury roll transactions	—	—	—	—	—	—
Payable for fund shares redeemed	12	137	203	1	149	3
Payable for dividends or interest on securities sold short	—	—	—	—	732	—
Payable for interest expense and brokerage charges	—	—	—	—	42	—
Payable for trustee fees	—	2	—	—	6	—
Payable for chief compliance officer fees	—	1	—	—	1	—
Payable for other expenses	—	2	1	1	15	—
Payable for variation margin on financial derivative instruments	—	1,012	—	—	97	—
Payable for deposits with counterparties	—	—	—	—	2,858	—
Investment in securities sold short, at value (f)	—	—	—	—	115,571	—
Options written, at value (g)	—	—	—	—	13	—
Unrealized depreciation on forward foreign currency contracts	—	905	—	19	451	—
Unrealized depreciation on OTC swap agreements	—	422	—	—	2,255	—
OTC swap premiums received	—	—	—	—	1,177	—
Payable upon return of securities loaned	—	—	712	—	—	—
Total liabilities	27	6,921	1,611	150	151,536	208
Net assets	$11,256	$287,895	$33,621	$23,345	$379,513	$18,120
Net assets consist of:
Paid-in capital	$12,593	$252,653	$31,309	$22,821	$361,694	$17,937
Undistributed (excess of distributions over) net investment income	68	(12)	15	(38)	5,871	177
Accumulated net realized gain (loss)	(155)	28,450	517	(249)	1,079	(501)
Net unrealized appreciation (depreciation) on investments and foreign currency	(1,250)	6,804	1,780	811	10,869	507
	$11,256	$287,895	$33,621	$23,345	$379,513	$18,120
Shares outstanding (no par value), unlimited shares authorized	1,293	25,559	3,121	2,302	36,565	1,869
Net asset value per share	$8.71	$11.26	$10.77	$10.14	$10.38	$9.69

(a) Investments - unaffiliated, at cost	$12,306	$255,493	$32,219	$22,048	$491,126	$17,451
(b) Investments - affiliated, at cost	208	16,500	699	152	—	—
(c) Total investments, at cost	$12,514	$271,993	$32,918	$22,200	$491,126	$17,451
(d) Including value of securities on loan	$—	$—	$662	$—	$—	$—
(e) Foreign currency (overdraft), at cost	1	(415)	3	8	268	129
(f) Proceeds from securities sold short	—	—	—	—	111,406	—
(g) Premiums from options written	—	—	—	—	29	—
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

	Curian/DFA U.S. Micro Cap Fund	Curian/ DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Curian/Epoch Global Shareholder Yield Fund	Curian/ FAMCO Flex Core Covered Call Fund	Curian Focused International Equity Fund
Assets
Investments - unaffiliated, at value (a)(d)	$152,764	$866,321	$365,430	$47,439	$202,882	$118,483
Investments - affiliated, at value (b)	416	55,569	34,772	1,344	11,061	5,365
Repurchase agreements (a)	11,655	—	10,192	2,169	—	—
Total investments, at value (c)	164,835	921,890	410,394	50,952	213,943	123,848
Cash	—	12,525	3,083	7	50	16
Foreign currency (e)	—	—	1,411	61	—	3
Receivable for investments sold	—	—	2,263	1	5,374	—
Receivable for fund shares sold	172	3,208	634	156	1,026	818
Receivable from adviser	—	88	—	—	—	2
Receivable for dividends and interest	68	2,890	5,291	212	301	22
Receivable for variation margin on financial derivative instruments	—	—	223	—	—	—
Receivable for deposits with brokers and counterparties	—	—	9,822	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	4,087	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	5,133	—	—	—
OTC swap premiums paid	—	—	9,105	—	—	—
Other assets	1	2	1	—	1	—
Total assets	165,076	940,603	451,447	51,389	220,695	124,709
Liabilities
Cash overdraft	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—
Payable for advisory fees	94	368	319	27	98	78
Payable for administrative fees	23	147	68	9	32	20
Payable for 12b-1 fee	10	62	28	3	14	8
Payable for investment securities purchased	—	27,649	2,781	241	14,143	1,913
Payable for treasury roll transactions	—	—	—	—	—	—
Payable for fund shares redeemed	38	1,874	231	11	179	551
Payable for dividends or interest on securities sold short	—	—	182	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	10	6	9	1	2	1
Payable for chief compliance officer fees	—	1	1	—	—	—
Payable for other expenses	2	7	15	1	1	—
Payable for variation margin on financial derivative instruments	—	—	165	—	—	—
Payable for deposits with counterparties	—	—	15,495	—	—	—
Investment in securities sold short, at value (f)	—	—	10,012	—	—	—
Options written, at value (g)	—	—	487	—	3,066	—
Unrealized depreciation on forward foreign currency contracts	—	—	6,242	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	3,381	—	—	—
OTC swap premiums received	—	—	1,965	—	—	—
Payable upon return of securities loaned	18,655	—	—	2,169	—	—
Total liabilities	18,832	30,114	41,381	2,462	17,535	2,571
Net assets	$146,244	$910,489	$410,066	$48,927	$203,160	$122,138
Net assets consist of:
Paid-in capital	$88,394	$883,057	$410,921	$41,709	$189,518	$117,760
Undistributed (excess of distributions over) net investment income	(189)	14,047	5,361	1,211	1,293	57
Accumulated net realized gain (loss)	26,226	(2,722)	(8,451)	1,195	(5,358)	(68)
Net unrealized appreciation (depreciation) on investments and foreign currency	31,813	16,107	2,235	4,812	17,707	4,389
	$146,244	$910,489	$410,066	$48,927	$203,160	$122,138
Shares outstanding (no par value), unlimited shares authorized	10,023	87,379	42,571	3,958	17,129	11,176
Net asset value per share	$14.59	$10.42	$9.63	$12.36	$11.86	$10.93

(a) Investments - unaffiliated, at cost	$132,606	$850,214	$369,122	$44,804	$185,512	$114,094
(b) Investments - affiliated, at cost	416	55,569	34,772	1,344	11,061	5,365
(c) Total investments, at cost	$133,022	$905,783	$403,894	$46,148	$196,573	$119,459
(d) Including value of securities on loan	$18,098	$—	$—	$2,100	$—	$—
(e) Foreign currency, at cost	—	—	1,415	61	—	3
(f) Proceeds from securities sold short	—	—	8,088	—	—	—
(g) Premiums from options written	—	—	641	—	3,403	—

See accompanying Notes to Financial Statements.

	Curian Focused U.S. Equity Fund	Curian/ Franklin Templeton Frontier Markets Fund	Curian/ Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian Long Short Credit Fund	Curian/ Neuberger Berman Currency Fund
Assets
Investments - unaffiliated, at value (a)(d)	$46,248	$127,711	$154,810	$80,409	$374,515	$106,338
Investments - affiliated, at value (b)	2,784	7,746	10,735	6,352	24,000	5,780
Repurchase agreements (a)	1,669	167	2,890	—	—	—
Total investments, at value (c)	50,701	135,624	168,435	86,761	398,515	112,118
Cash	—	123	21	24	1,414	—
Foreign currency (e)	—	588	122	—	776	—
Receivable for investments sold	—	297	267	114	3,853	—
Receivable for fund shares sold	356	121	201	578	583	35
Receivable from adviser	4	—	—	—	—	—
Receivable for dividends and interest	38	707	135	153	3,684	74
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—
Receivable for deposits with brokers and counterparties	—	—	—	—	4,136	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	9,022
Unrealized appreciation on OTC swap agreements	—	—	—	—	13	—
OTC swap premiums paid	—	—	—	—	710	—
Other assets	—	2	2	—	5	1
Total assets	51,099	137,462	169,183	87,630	413,689	121,250
Liabilities
Cash overdraft	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—
Payable for advisory fees	27	156	103	54	308	65
Payable for administrative fees	8	22	25	13	66	19
Payable for 12b-1 fee	3	9	11	6	27	8
Payable for investment securities purchased	168	673	—	856	14,258	—
Payable for treasury roll transactions	—	—	—	—	—	—
Payable for fund shares redeemed	164	39	49	34	97	16
Payable for dividends or interest on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	—	10	10	—	5	16
Payable for chief compliance officer fees	—	—	—	—	1	—
Payable for other expenses	—	2	1	1	4	1
Payable for variation margin on financial derivative instruments	—	—	—	—	297	—
Payable for deposits with counterparties	—	—	—	—	—	—
Investment in securities sold short, at value (f)	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	8,581
Unrealized depreciation on OTC swap agreements	—	—	—	—	53	—
OTC swap premiums received	—	—	—	—	1,001	—
Payable upon return of securities loaned	3,669	767	7,890	—	—	—
Total liabilities	4,039	1,678	8,089	964	16,117	8,706
Net assets	$47,060	$135,784	$161,094	$86,666	$397,572	$112,544
Net assets consist of:
Paid-in capital	$45,062	$98,718	$112,330	$79,019	$378,562	$111,109
Undistributed (excess of distributions over) net investment income	101	6,458	286	949	11,914	(187)
Accumulated net realized gain (loss)	175	12,815	25,248	1,194	(1,006)	1,183
Net unrealized appreciation (depreciation) on investments and foreign currency	1,722	17,793	23,230	5,504	8,102	439
	$47,060	$135,784	$161,094	$86,666	$397,572	$112,544
Shares outstanding (no par value), unlimited shares authorized	4,083	10,544	14,611	7,143	38,075	11,358
Net asset value per share	$11.53	$12.88	$11.03	$12.13	$10.44	$9.91

(a) Investments - unaffiliated, at cost	$46,195	$110,091	$134,471	$74,906	$366,880	$106,340
(b) Investments - affiliated, at cost	2,784	7,746	10,735	6,352	24,000	5,780
(c) Total investments, at cost	$48,979	$117,837	$145,206	$81,258	$390,880	$112,120
(d) Including value of securities on loan	$3,582	$745	$7,775	$—	$—	$—
(e) Foreign currency, at cost	—	587	122	—	771	—
(f) Proceeds from securities sold short	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	Curian/ Neuberger Berman Risk Balanced Commodity Strategy Fund (h)	Curian/ Nicholas Convertible Arbitrage Fund	Curian/ PIMCO Credit Income Fund	Curian/ PineBridge Merger Arbitrage Fund	Curian/ Schroder Emerging Europe Fund	Curian/ T. Rowe Price Capital Appreciation Fund
Assets
Investments - unaffiliated, at value (a)(d)	$172,197	$426,194	$71,636	$224,128	$16,620	$53,164
Investments - affiliated, at value (b)	1,727	15,075	1,313	12,290	595	8,893
Total investments, at value (c)	173,924	441,269	72,949	236,418	17,215	62,057
Cash	—	173,722	242	65,393	57	21
Foreign currency (e)	—	—	113	3,903	4	5
Receivable for investments sold	—	546	500	33	136	508
Receivable for fund shares sold	809	885	368	174	9	267
Receivable from adviser	—	—	—	—	—	7
Receivable for dividends and interest	145	1,144	669	70	101	219
Receivable for variation margin on financial derivative instruments	687	—	8	—	—	—
Receivable for deposits with brokers and counterparties	8,314	—	124	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	9	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	286	—	—	—
OTC swap premiums paid	—	—	111	—	—	—
Other assets	2	—	1	2	—	—
Total assets	183,881	617,566	75,380	305,993	17,522	63,084
Liabilities
Cash overdraft	517	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—
Payable for advisory fees	87	287	23	166	16	37
Payable for administrative fees	29	67	11	39	3	11
Payable for 12b-1 fee	12	28	5	16	1	4
Payable for investment securities purchased	1,510	1,446	907	5,272	209	854
Payable for treasury roll transactions	—	—	1,699	—	—	—
Payable for fund shares redeemed	436	479	63	87	4	19
Payable for dividends or interest on securities sold short	—	11	—	85	—	—
Payable for interest expense and brokerage charges	—	106	—	20	—	—
Payable for trustee fees	—	32	2	12	—	—
Payable for chief compliance officer fees	—	1	—	1	—	—
Payable for other expenses	2	2	2	3	1	1
Payable for variation margin on financial derivative instruments	1,991	—	13	—	—	—
Payable for deposits with counterparties	—	—	16	—	—	—
Investment in securities sold short, at value (f)	—	201,703	—	61,647	—	—
Options written, at value (g)	—	—	91	—	—	76
Unrealized depreciation on forward foreign currency contracts	—	—	76	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	177	—	—	—
OTC swap premiums received	—	—	190	—	—	—
Payable upon return of securities loaned	—	—	—	—	—	—
Total liabilities	4,584	204,162	3,275	67,348	234	1,002
Net assets	$179,297	$413,404	$72,105	$238,645	$17,288	$62,082
Net assets consist of:
Paid-in capital	$177,397	$398,768	$70,396	$238,695	$17,332	$56,992
Undistributed (excess of distributions over) net investment income	(253)	(3,477)	621	(1,496)	60	194
Accumulated net realized gain (loss)	665	6,268	(992)	539	(702)	1,618
Net unrealized appreciation (depreciation) on investments and foreign currency	1,488	11,845	2,080	907	598	3,278
	$179,297	$413,404	$72,105	$238,645	$17,288	$62,082
Shares outstanding (no par value), unlimited shares authorized	17,741	38,296	6,690	23,890	1,710	5,538
Net asset value per share	$10.11	$10.79	$10.78	$9.99	$10.11	$11.21

(a) Investments - unaffiliated, at cost	$172,201	$389,934	$69,871	$218,737	$16,022	$49,902
(b) Investments - affiliated, at cost	1,727	15,075	1,313	12,290	595	8,891
(c) Total investments, at cost	$173,928	$405,009	$71,184	$231,027	$16,617	$58,793
(d) Including value of securities on loan	$—	$—	$—	$—	$—	$—
(e) Foreign currency, at cost	—	—	114	3,765	4	5
(f) Proceeds from securities sold short	—	177,286	—	57,025	—	—
(g) Premiums from options written	—	—	175	—	—	90
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

	Curian/The Boston Company Equity Income Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/ Van Eck International Gold Fund (h)
Assets
Investments - unaffiliated, at value (a)(d)	$49,663	$210,822	$144,324
Investments - affiliated, at value (b)	594	5,750	2,628
Repurchase agreements (a)	1,204	—	15,976
Total investments, at value (c)	51,461	216,572	162,928
Cash	—	—	—
Foreign currency (e)	—	1,125	61
Receivable for investments sold	54	—	627
Receivable for fund shares sold	152	835	215
Receivable from adviser	—	—	—
Receivable for dividends and interest	86	2,604	34
Receivable for variation margin on financial derivative instruments	—	307	—
Receivable for deposits with brokers and counterparties	—	11,766	—
Unrealized appreciation on forward foreign currency contracts	—	1	—
Unrealized appreciation on OTC swap agreements	—	2,594	—
OTC swap premiums paid	—	336	—
Other assets	—	1	2
Total assets	51,753	236,141	163,867
Liabilities
Cash overdraft	—	3,541	—
Payable for reverse repurchase agreements	—	—	—
Payable for advisory fees	22	168	83
Payable for administrative fees	8	36	21
Payable for 12b-1 fee	3	15	9
Payable for investment securities purchased	252	2,216	686
Payable for treasury roll transactions	—	—	—
Payable for fund shares redeemed	7	382	84
Payable for dividends or interest on securities sold short	—	—	—
Payable for interest expense and brokerage charges	—	—	—
Payable for trustee fees	1	2	7
Payable for chief compliance officer fees	—	—	—
Payable for other expenses	1	42	2
Payable for variation margin on financial derivative instruments	—	302	—
Payable for deposits with counterparties	—	2,351	—
Investment in securities sold short, at value (f)	—	—	—
Options written, at value (g)	—	5,158	—
Unrealized depreciation on forward foreign currency contracts	—	631	—
Unrealized depreciation on OTC swap agreements	—	1,854	—
OTC swap premiums received	—	2,067	—
Payable upon return of securities loaned	1,304	—	23,976
Total liabilities	1,598	18,765	24,868
Net assets	$50,155	$217,376	$138,999
Net assets consist of:
Paid-in capital	$41,462	$220,183	$175,764
Undistributed (excess of distributions over) net investment income	296	2,237	(493)
Accumulated net realized gain (loss)	3,345	(5,135)	(46,286)
Net unrealized appreciation (depreciation) on investments and foreign currency	5,052	91	10,014
	$50,155	$217,376	$138,999
Shares outstanding (no par value), unlimited shares authorized	3,544	22,097	21,902
Net asset value per share	$14.15	$9.84	$6.35

(a) Investments - unaffiliated, at cost	$45,815	$209,600	$150,286
(b) Investments - affiliated, at cost	594	5,750	2,628
(c) Total investments, at cost	$46,409	$215,350	$152,914
(d) Including value of securities on loan	$1,262	$—	$22,798
(e) Foreign currency, at cost	—	1,121	61
(f) Proceeds from securities sold short	—	—	—
(g) Premiums from options written	—	7,517	—
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2014

	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund
Investment income
Dividends (a)	$389	$880	$758	$462	$2	$2,312
Foreign taxes withheld	—	—	—	—	—	—
Interest	—	—	—	79	13	—
Securities lending	58	113	82	129	15	405
Total investment income	447	993	840	670	30	2,717

Expenses
Advisory fees	155	363	315	1,418	246	656
Administrative fees	41	97	84	334	58	154
12b-1 fees	52	121	105	417	72	193
Legal fees	1	2	2	8	1	4
Trustee fees	2	5	4	18	3	8
Dividends or interest on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Chief compliance officer fees	—	—	—	—	—	—
Other expenses	1	2	1	9	2	4
Total expenses	252	590	511	2,204	382	1,019
Expense waived by Adviser	(62)	(145)	(126)	(117)	(20)	(270)
Net expenses	190	445	385	2,087	362	749
Net investment income (loss)	257	548	455	(1,417)	(332)	1,968

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	235	1,362	1,517	737	(349)	3,168
Affiliated investments	—	—	—	—	—	—
Swap agreements	—	—	—	13,858	(211)	—
Foreign currency related items	—	—	—	(1,331)	—	—
Futures contracts	—	—	—	4,111	1,824	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	905	1,833	1,442	445	54	4,312
OTC swap agreements	—	—	—	322	152	—
Foreign currency related items	—	—	—	(48)	—	—
Futures contracts and centrally cleared swap agreements	—	—	—	(861)	(612)	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	1,140	3,195	2,959	17,233	858	7,480
Net increase (decrease) in net assets from operations	$1,397	$3,743	$3,414	$15,816	$526	$9,448

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

	Curian/ Aberdeen Latin America Fund	Curian/AQR Risk Parity Fund (b)	Curian/ Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/ BlackRock Global Long Short Credit Fund	Curian/ CenterSquare International REIT Fund
Investment income
Dividends (a)	$178	$1	$221	$—	$293	$387
Foreign taxes withheld	(16)	—	(19)	—	(7)	(33)
Interest	—	1,609	—	237	7,194	—
Securities lending	—	—	1	—	—	—
Total investment income	162	1,610	203	237	7,480	354

Expenses
Advisory fees	66	1,310	128	62	1,718	60
Administrative fees	10	308	23	21	362	15
12b-1 fees	12	385	29	26	452	19
Legal fees	—	8	—	—	9	—
Trustee fees	1	16	1	1	19	1
Dividends or interest on securities sold short	—	—	—	—	1,166	—
Short holdings borrowing fees	—	—	—	—	55	—
Chief compliance officer fees	—	—	—	—	—	—
Other expenses	2	34	2	2	39	2
Total expenses	91	2,061	183	112	3,820	97
Expense waived by Adviser	—	(308)	—	—	—	—
Net expenses	91	1,753	183	112	3,820	97
Net investment income (loss)	71	(143)	20	125	3,660	257

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(70)	322	846	6	10,760	(199)
Affiliated investments	—	—	—	—	10	—
Swap agreements	—	5,114	—	—	(1,100)	—
Foreign currency related items	2	1,030	—	(113)	(4,056)	—
Futures contracts	—	17,886	—	—	(3,191)	—
Written option contracts	—	—	—	—	121	—
Investment securities sold short	—	—	—	—	(592)	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	523	5,384	666	1,033	6,805	900
OTC swap agreements	—	2,995	—	—	(665)	—
Foreign currency related items	—	299	—	157	3,910	1
Futures contracts and centrally cleared swap agreements	—	1,611	—	—	(1,253)	—
Written option contracts	—	—	—	—	(24)	—
Investment securities sold short	—	—	—	—	(4,367)	—
Net realized and unrealized gain (loss)	455	34,641	1,512	1,083	6,358	702
Net increase (decrease) in net assets from operations	$526	$34,498	$1,532	$1,208	$10,018	$959

(a) Income from affiliated investments	$—	$1	$—	$—	$—	$—
(b) Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

	Curian/DFA U.S. Micro Cap Fund	Curian/ DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian Focused International Equity Fund
Investment income
Dividends (a)	$851	$2	$54	$1,416	$2,070	$375
Foreign taxes withheld	—	—	(122)	(45)	—	(27)
Interest	—	13,880	8,459	—	—	—
Securities lending	88	—	—	22	—	—
Total investment income	939	13,882	8,391	1,393	2,070	348

Expenses
Advisory fees	644	1,727	1,787	138	470	186
Administrative fees	161	691	376	39	156	46
12b-1 fees	201	864	470	49	196	58
Legal fees	4	14	9	1	3	—
Trustee fees	9	33	20	2	7	2
Dividends or interest on securities sold short	—	—	418	—	—	—
Short holdings borrowing fees	—	—	38	—	—	—
Chief compliance officer fees	—	—	—	—	—	—
Other expenses	6	55	47	—	4	3
Total expenses	1,025	3,384	3,165	229	836	295
Expense waived by Adviser	—	(415)	—	—	—	(5)
Net expenses	1,025	2,969	3,165	229	836	290
Net investment income (loss)	(86)	10,913	5,226	1,164	1,234	58

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	19,063	(2,665)	(213)	321	(353)	(101)
Affiliated investments	—	—	—	—	—	—
Swap agreements	—	—	(342)	—	—	—
Foreign currency related items	—	—	(3,811)	(2)	—	(2)
Futures contracts	(595)	—	(2,591)	—	—	—
Written option contracts	—	—	598	—	(1,769)	—
Investment securities sold short	—	—	(395)	—	—	—
Brokerage commissions recaptured	—	—	—	1	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(17,276)	19,546	10,747	2,046	9,077	4,062
OTC swap agreements	—	—	(478)	—	—	—
Foreign currency related items	—	—	331	3	—	—
Futures contracts and centrally cleared swap agreements	—	—	(3,402)	—	—	—
Written option contracts	—	—	223	—	81	—
Investment securities sold short	—	—	(1,012)	—	—	—
Net realized and unrealized gain (loss)	1,192	16,881	(345)	2,369	7,036	3,959
Net increase (decrease) in net assets from operations	$1,106	$27,794	$4,881	$3,533	$8,270	$4,017

(a) Income from affiliated investments	$—	$2	$1	$—	$—	$—

See accompanying Notes to Financial Statements.

	Curian Focused U.S. Equity Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian Long Short Credit Fund	Curian/ Neuberger Berman Currency Fund
Investment income
Dividends (a)	$196	$5,155	$1,362	$1,451	$356	$—
Foreign taxes withheld	—	(399)	(13)	(130)	(1)	—
Interest	—	—	36	—	8,119	52
Securities lending	4	4	69	—	—	—
Total investment income	200	4,760	1,454	1,321	8,474	52

Expenses
Advisory fees	74	1,061	682	253	1,785	404
Administrative fees	21	151	171	63	376	116
12b-1 fees	26	190	213	79	470	144
Legal fees	1	4	4	1	9	3
Trustee fees	1	8	8	3	19	6
Dividends or interest on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Chief compliance officer fees	—	—	—	—	—	—
Other expenses	1	11	5	3	39	5
Total expenses	124	1,425	1,083	402	2,698	678
Expense waived by Adviser	(12)	—	—	—	—	—
Net expenses	112	1,425	1,083	402	2,698	678
Net investment income (loss)	88	3,335	371	919	5,776	(626)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	150	6,968	13,755	1,166	2,558	3
Affiliated investments	—	—	—	—	—	—
Swap agreements	—	—	—	—	(211)	—
Foreign currency related items	—	(49)	9	13	—	1,180
Futures contracts	—	—	—	—	(5,283)	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	1	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,210	(4,541)	12,655	1,579	10,593	(4)
OTC swap agreements	—	—	—	—	38	—
Foreign currency related items	—	3	4	1	1	906
Futures contracts and centrally cleared swap agreements	—	—	—	—	(3,440)	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	1,360	2,382	26,423	2,759	4,256	2,085
Net increase (decrease) in net assets from operations	$1,448	$5,717	$26,794	$3,678	$10,032	$1,459

(a) Income from affiliated investments	$—	$—	$—	$—	$1	$—

See accompanying Notes to Financial Statements.

	Curian/ Neuberger Berman Risk Balanced Commodity Strategy Fund (b) (c)	Curian/ Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/ PineBridge Merger Arbitrage Fund	Curian/ Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund
Investment income
Dividends (a)	$—	$213	$8	$570	$251	$291
Foreign taxes withheld	—	—	(1)	(23)	(30)	(2)
Net interest (amortization)	68	(2,969)	914	24	—	195
Securities lending	—	—	—	—	—	—
Total investment income	68	(2,756)	921	571	221	484

Expenses
Advisory fees	179	1,288	118	1,063	109	182
Administrative fees	60	303	59	250	20	52
12b-1 fees	75	379	73	313	25	65
Legal fees	1	6	1	6	1	1
Trustee fees	4	15	3	13	1	2
Dividends or interest on securities sold short	—	331	—	347	—	—
Short holdings borrowing fees	—	510	—	59	—	—
Chief compliance officer fees	—	—	—	—	—	—
Other expenses	2	8	2	7	8	3
Total expenses	321	2,840	256	2,058	164	305
Expense waived by Adviser	—	—	—	—	—	(35)
Net expenses	321	2,840	256	2,058	164	270
Net investment income (loss)	(253)	(5,596)	665	(1,487)	57	214

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	10,029	50	1,366	(325)	1,570
Affiliated investments	—	—	—	—	—	—
Swap agreements	—	—	272	—	—	—
Foreign currency related items	—	(1)	(48)	(6)	1	—
Futures contracts	665	—	(41)	—	—	—
Written option contracts	—	—	102	—	—	(6)
Investment securities sold short	—	(10,515)	—	(821)	—	—
Brokerage commissions recaptured	—	1	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(4)	22,334	2,024	2,974	(270)	1,741
OTC swap agreements	—	—	227	—	—	—
Foreign currency related items	—	2	(21)	146	—	—
Futures contracts and centrally cleared swap agreements	1,492	—	100	—	—	—
Written option contracts	—	—	102	—	—	27
Investment securities sold short	—	(10,279)	—	(3,992)	—	—
Net realized and unrealized gain (loss)	2,153	11,571	2,767	(333)	(594)	3,332
Net increase (decrease) in net assets from operations	$1,900	$5,975	$3,432	$(1,820)	$(537)	$3,546

(a) Income from affiliated investments	$—	$1	$—	$1	$—	$21
(b) Period from April 28, 2014 (commencement of operations).
(c) Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

	Curian/The Boston Company Equity Income Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Van Eck International Gold Fund (b)
Investment income
Dividends (a)	$469	$—	$451
Foreign taxes withheld	—	—	(16)
Interest	—	3,695	—
Securities lending	5	—	33
Total investment income	474	3,695	468

Expenses
Advisory fees	118	943	548
Administrative fees	43	199	137
12b-1 fees	53	248	171
Legal fees	1	4	3
Trustee fees	2	10	7
Dividends or interest on securities sold short	—	—	—
Short holdings borrowing fees	—	—	—
Chief compliance officer fees	—	—	—
Other expenses	1	18	7
Total expenses	218	1,422	873
Expense waived by Adviser	—	—	—
Net expenses	218	1,422	873
Net investment income (loss)	256	2,273	(405)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	1,377	(4,964)	(24,878)
Affiliated investments	—	—	—
Swap agreements	—	(2,456)	—
Foreign currency related items	—	(875)	47
Futures contracts	—	3,045	—
Written option contracts	—	429	—
Investment securities sold short	—	—	—
Brokerage commissions recaptured	2	—	5
Net change in unrealized appreciation (depreciation) on:
Investments	932	2,179	66,718
OTC swap agreements	—	(1,810)	—
Foreign currency related items	—	(731)	—
Futures contracts and centrally cleared swap agreements	—	(2,686)	—
Written option contracts	—	2,684	—
Investment securities sold short	—	—	—
Net realized and unrealized gain (loss)	2,311	(5,185)	41,892
Net increase (decrease) in net assets from operations	$2,567	$(2,912)	$41,487

(a) Income from affiliated investments	$—	$—	$—
(b) Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2014

	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund
Operations
Net investment income (loss)	$257	$548	$455	$(1,417)	$(332)	$1,968
Net realized gain (loss)	235	1,362	1,517	17,375	1,264	3,168
Net change in unrealized appreciation (depreciation)	905	1,833	1,442	(142)	(406)	4,312
Net increase (decrease) in net assets from operations	1,397	3,743	3,414	15,816	526	9,448
Share transactions(1)
Proceeds from sale of shares	11,908	25,736	30,245	74,175	14,113	19,756
Cost of shares redeemed	(4,572)	(7,638)	(10,088)	(89,826)	(10,587)	(27,078)
Change in net assets from share transactions	7,336	18,098	20,157	(15,651)	3,526	(7,322)
Change in net assets	8,733	21,841	23,571	165	4,052	2,126
Net assets beginning of period	37,509	88,092	74,997	355,550	57,500	156,965
Net assets end of period	$46,242	$109,933	$98,568	$355,715	$61,552	$159,091
Undistributed (excess of distributions over) net investment income (loss)	$642	$1,314	$1,085	$(2,224)	$(337)	$5,218

(1) Share transactions
Shares sold	1,074	2,169	2,437	7,139	1,529	1,865
Shares redeemed	(412)	(642)	(817)	(8,724)	(1,149)	(2,564)
Change in shares	662	1,527	1,620	(1,585)	380	(699)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$19,389	$55,435	$57,277	$68,239	$4,650	$166,746
Proceeds from sales of securities	11,729	36,828	37,004	55,378	6,715	173,200

See accompanying Notes to Financial Statements.

	Curian/ Aberdeen Latin America Fund	Curian/AQR Risk Parity Fund (a)	Curian/ Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/ BlackRock Global Long Short Credit Fund	Curian/ CenterSquare International REIT Fund
Operations
Net investment income (loss)	$71	$(143)	$20	$125	$3,660	$257
Net realized gain (loss)	(68)	24,352	846	(107)	1,952	(199)
Net change in unrealized appreciation (depreciation)	523	10,289	666	1,190	4,406	901
Net increase (decrease) in net assets from operations	526	34,498	1,532	1,208	10,018	959
Share transactions(1)
Proceeds from sale of shares	2,727	54,561	31,510	5,252	54,798	4,666
Cost of shares redeemed	(1,672)	(112,880)	(17,225)	(1,737)	(98,504)	(1,115)
Change in net assets from share transactions	1,055	(58,319)	14,285	3,515	(43,706)	3,551
Change in net assets	1,581	(23,821)	15,817	4,723	(33,688)	4,510
Net assets beginning of period	9,675	311,716	17,804	18,622	413,201	13,610
Net assets end of period	$11,256	$287,895	$33,621	$23,345	$379,513	$18,120
Undistributed (excess of distributions over) net investment income (loss)	$68	$(12)	$15	$(38)	$5,871	$177

(1) Share transactions
Shares sold	330	5,204	3,111	530	5,339		506
Shares redeemed	(205)	(10,622)	(1,701)	(175)	(9,687)		(120)
Change in shares	125	(5,418)	1,410	355	(4,348)		386
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,721	$—	$32,671	$8,539	$406,891	(c)	$6,729
Proceeds from sales of securities	503	13,389 (b)	18,459	4,914	340,999	(c)	2,846
Securities sold short covers	—	—	—	—	97,414	(c)	—
Securities sold short proceeds	—	—	—	—	127,809	(c)	—

(a)         Consolidated Statement of Changes in Net Assets.

(b)         Amount includes $5,987 of sales of U.S. Government Securities.

(c)          Amounts include U.S. Government Securities purchases of $99,446, sales of $83,474, covers of securities sold short of $75,262 and proceeds from securities sold short of $108,604.

See accompanying Notes to Financial Statements.

	Curian/DFA U.S. Micro Cap Fund	Curian/ DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian Focused International Equity Fund
Operations
Net investment income (loss)	$(86)	$10,913	$5,226	$1,164	$1,234	$58
Net realized gain (loss)	18,468	(2,665)	(6,754)	320	(2,122)	(103)
Net change in unrealized appreciation (depreciation)	(17,276)	19,546	6,409	2,049	9,158	4,062
Net increase (decrease) in net assets from operations	1,106	27,794	4,881	3,533	8,270	4,017
Share transactions(1)
Proceeds from sale of shares	28,251	486,630	65,973	15,087	132,050	118,545
Cost of shares redeemed	(61,443)	(153,256)	(60,319)	(3,609)	(14,823)	(8,935)
Change in net assets from share transactions	(33,192)	333,374	5,654	11,478	117,227	109,610
Change in net assets	(32,086)	361,168	10,535	15,011	125,497	113,627
Net assets beginning of period	178,330	549,321	399,531	33,916	77,663	8,511
Net assets end of period	$146,244	$910,489	$410,066	$48,927	$203,160	$122,138
Undistributed (excess of distributions over) net investment income (loss)	$(189)	$14,047	$5,361	$1,211	$1,293	$57

(1) Share transactions
Shares sold	2,002	47,381		6,945		1,281	11,580	11,204
Shares redeemed	(4,373)	(14,943)		(6,347)		(309)	(1,294)	(837)
Change in shares	(2,371)	32,438		598		972	10,286	10,367
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$16,935	$366,921	(a)	$246,531		$14,694	$164,343	$106,856
Proceeds from sales of securities	50,468	49,795	(a)	132,974	(b)	2,771	46,811	470

(a)         Amounts include $172,392 and $29,750 of purchases and sales, respectively, of U.S. Government Securities.

(b)         Amount includes $50,000 of sales of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	Curian Focused U.S. Equity Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian Long Short Credit Fund	Curian/ Neuberger Berman Currency Fund
Operations
Net investment income (loss)	$88	$3,335	$371	$919	$5,776	$(626)
Net realized gain (loss)	150	6,920	13,764	1,179	(2,936)	1,183
Net change in unrealized appreciation (depreciation)	1,210	(4,538)	12,659	1,580	7,192	902
Net increase (decrease) in net assets from operations	1,448	5,717	26,794	3,678	10,032	1,459
Share transactions(1)
Proceeds from sale of shares	42,106	24,003	66,024	48,933	38,720	11,319
Cost of shares redeemed	(3,733)	(60,524)	(70,545)	(5,000)	(45,532)	(65,125)
Change in net assets from share transactions	38,373	(36,521)	(4,521)	43,933	(6,812)	(53,806)
Change in net assets	39,821	(30,804)	22,273	47,611	3,220	(52,347)
Net assets beginning of period	7,239	166,588	138,821	39,055	394,352	164,891
Net assets end of period	$47,060	$135,784	$161,094	$86,666	$397,572	$112,544
Undistributed (excess of distributions over) net investment income (loss)	$101	$6,458	$286	$949	$11,914	$(187)

(1) Share transactions
Shares sold	3,752	1,951	6,926	4,205	3,751	1,147
Shares redeemed	(329)	(4,882)	(6,878)	(430)	(4,455)	(6,615)
Change in shares	3,423	(2,931)	48	3,775	(704)	(5,468)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$38,803	$13,261	$66,924	$55,598	$202,222	$79,732	(a)
Proceeds from sales of securities	2,872	52,587	76,542	14,723	187,645	89,655	(a)

(a)         Amounts include $79,732 and $89,655 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	Curian/ Neuberger Berman Risk Balanced Commodity Strategy Fund (a) (b)	Curian/ Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/ PineBridge Merger Arbitrage Fund	Curian/ Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund
Operations
Net investment income (loss)	$(253)	$(5,596)	$665	$(1,487)	$57	$214
Net realized gain (loss)	665	(486)	335	539	(324)	1,564
Net change in unrealized appreciation (depreciation)	1,488	12,057	2,432	(872)	(270)	1,768
Net increase (decrease) in net assets from operations	1,900	5,975	3,432	(1,820)	(537)	3,546
Share transactions(1)
Proceeds from sale of shares	183,780	82,499	28,253	34,567	3,515	34,303
Proceeds in connection with acquisition	—	115,414	—	—	—	—
Cost of shares redeemed	(6,383)	(28,940)	(12,053)	(54,501)	(7,370)	(14,852)
Change in net assets from share transactions	177,397	168,973	16,200	(19,934)	(3,855)	19,451
Change in net assets	179,297	174,948	19,632	(21,754)	(4,392)	22,997
Net assets beginning of period	—	238,456	52,473	260,399	21,680	39,085
Net assets end of period	$179,297	$413,404	$72,105	$238,645	$17,288	$62,082
Undistributed (excess of distributions over) net investment income (loss)	$(253)	$(3,477)	$621	$(1,496)	$60	$194

(1) Share transactions
Shares sold	18,379		7,682	2,691		3,437	368	3,171
Shares issued in connection with acquisition	—		10,710	—		—	—	—
Shares redeemed	(638)		(2,695)	(1,159)		(5,416)	(763)	(1,351)
Change in shares	17,741		15,697	1,532		(1,979)	(395)	1,820
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$138,346	(c)	$302,945	$61,573	(d)	$148,933	$9,130	$32,918	(e)
Proceeds from sales of securities	15,127	(c)	149,022	45,084	(d)	234,014	13,035	17,705	(e)
Securities sold short covers	—		85,994	—		—	—	—
Securities sold short proceeds	—		149,800	—		—	—	—

(a)         Period from April 28, 2014 (commencement of operations).

(b)         Consolidated Statement of Changes in Net Assets.

(c)          Amounts include $10,013 and $5,004 of purchases and sales, respectively, of U.S. Government Securities.

(d)         Amounts include $49,943 and $51,125 of purchases and sales, respectively, of U.S. Government Securities.

(e)          Amounts include $1,606 and $1,789 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	Curian/The Boston Company Equity Income Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/ Van Eck International Gold Fund (a)
Operations
Net investment income (loss)	$256	$2,273	$(405)
Net realized gain (loss)	1,379	(4,821)	(24,826)
Net change in unrealized appreciation (depreciation)	932	(364)	66,718
Net increase (decrease) in net assets from operations	2,567	(2,912)	41,487
Share transactions(1)
Proceeds from sale of shares	15,225	115,390	72,357
Cost of shares redeemed	(5,489)	(25,792)	(91,602)
Change in net assets from share transactions	9,736	89,598	(19,245)
Change in net assets	12,303	86,686	22,242
Net assets beginning of period	37,852	130,690	116,757
Net assets end of period	$50,155	$217,376	$138,999
Undistributed (excess of distributions over) net investment income (loss)	$296	$2,237	$(493)

(1) Share transactions
Shares sold	1,123	11,576		13,509
Shares redeemed	(408)	(2,600)		(16,502)
Change in shares	715	8,976		(2,993)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$20,556	$111,048	(b)	$40,488
Proceeds from sales of securities	10,714	22,872	(b)	54,703

(a)         Consolidated Statement of Changes in Net Assets.

(b)         Amounts include $9,197 and $8,033 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund
Operations
Net investment income (loss)	$378	$758	$627	$(2,838)	$(861)	$2,978
Net realized gain (loss)	1,034	3,427	3,804	1,578	1,649	(1,834)
Net change in unrealized appreciation (depreciation)	386	3,048	3,418	3,178	578	(890)
Net increase (decrease) in net assets from operations	1,798	7,233	7,849	1,918	1,366	254
Distributions to shareholders
From net investment income	—	—	—	—	—	—
From net realized gain	(41)	(56)	(99)	(341)	(1,949)	(93)
Total distributions to shareholders	(41)	(56)	(99)	(341)	(1,949)	(93)
Share transactions(1)
Proceeds from sale of shares	27,908	66,467	54,741	341,671	68,662	124,926
Reinvestment of distributions	41	56	99	341	1,949	93
Cost of shares redeemed	(10,064)	(10,291)	(9,914)	(131,218)	(70,638)	(43,268)
Change in net assets from share transactions	17,885	56,232	44,926	210,794	(27)	81,751
Change in net assets	19,642	63,409	52,676	212,371	(610)	81,912
Net assets beginning of year	17,867	24,683	22,321	143,179	58,110	75,053
Net assets end of year	$37,509	$88,092	$74,997	$355,550	$57,500	$156,965
Undistributed (excess of distributions over) net investment income (loss)	$385	$766	$630	$(807)	$(5)	$3,250

(1) Share transactions
Shares sold	2,617	5,980	4,763	33,279	7,205	11,977
Reinvestment of distributions	4	5	8	34	208	9
Shares redeemed	(944)	(918)	(856)	(12,781)	(7,371)	(4,184)
Change in shares	1,677	5,067	3,915	20,532	42	7,802
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$54,591	$139,249	$125,652	$167,668	$19,701	$330,028
Proceeds from sales of securities	36,351	82,338	79,309	156,354	18,265	244,722

See accompanying Notes to Financial Statements.

	Curian/ Aberdeen Latin America Fund (a)	Curian/AQR Risk Parity Fund (b)(e)	Curian/ Ashmore Emerging Market Small Cap Equity Fund (a)	Curian/Baring International Fixed Income Fund (a)	Curian/ BlackRock Global Long Short Credit Fund (a)	Curian/DFA U.S. Micro Cap Fund
Operations
Net investment income (loss)	$36	$(876)	$13	$111	$1,696	$(152)
Net realized gain (loss)	(75)	4,920	(351)	(320)	(3,115)	7,847
Net change in unrealized appreciation (depreciation)	(1,773)	(3,485)	1,114	(379)	6,463	48,874
Net increase (decrease) in net assets from operations	(1,812)	559	776	(588)	5,044	56,569
Distributions to shareholders
From net investment income	(57)	—	(3)	(105)	—	(805)
From net realized gain	—	—	—	—	—	(747)
Total distributions to shareholders	(57)	—	(3)	(105)	—	(1,552)
Share transactions(1)
Proceeds from sale of shares	12,448	325,995	17,821	20,375	467,322	40,356
Reinvestment of distributions	57	—	3	105	—	1,552
Cost of shares redeemed	(961)	(14,842)	(793)	(1,165)	(59,165)	(54,306)
Change in net assets from share transactions	11,544	311,153	17,031	19,315	408,157	(12,398)
Change in net assets	9,675	311,712	17,804	18,622	413,201	42,619
Net assets beginning of year	—	4	—	—	—	135,711
Net assets end of year	$9,675	$311,716	$17,804	$18,622	$413,201	$178,330
Undistributed (excess of distributions over) net investment income (loss)	$(3)	$131	$(5)	$(163)	$2,211	$(103)

(1) Share transactions
Shares sold	1,275	32,442		1,791	2,055	46,856		3,239
Reinvestment of distributions	7	—		—	11	—		112
Shares redeemed	(114)	(1,465)		(80)	(119)	(5,943)		(4,382)
Change in shares	1,168	30,977		1,711	1,947	40,913		(1,031)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$11,934	$244,999	(c)	$23,358	$24,762	$613,695	(d)	$23,334
Proceeds from sales of securities	697	88,339	(c)	6,590	5,852	400,740	(d)	37,840

(a)         Period from April 29, 2013 (commencement of operations).

(b)         Period from September 16, 2013 (commencement of operations).

(c)          Amounts include $138,084 and $48,798 of purchases and sales, respectively, of U.S. Government Securities.

(d)         Amounts include $11,844 and $9,018 of purchases and sales, respectively, of U.S. Government Securities.

(e)          Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

	Curian/ DoubleLine Total Return Fund (b)	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (a)	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian Focused International Equity Fund (b)	Curian Focused U.S. Equity Fund (b)
Operations
Net investment income (loss)	$3,341	$2,992	$1,033	$986	$(11)	$9
Net realized gain (loss)	(575)	(29,043)	4,193	(3,144)	41	25
Net change in unrealized appreciation (depreciation)	(3,439)	(4,174)	2,152	8,487	327	512
Net increase (decrease) in net assets from operations	(673)	(30,225)	7,378	6,329	357	546
Distributions to shareholders
From net investment income	—	—	(961)	(932)	—	—
From net realized gain	—	—	(3,353)	(39)	—	—
Total distributions to shareholders	—	—	(4,314)	(971)	—	—
Share transactions(1)
Proceeds from sale of shares	642,001	672,671	34,822	69,900	8,766	7,057
Reinvestment of distributions	—	—	4,314	971	—	—
Cost of shares redeemed	(92,007)	(242,915)	(34,275)	(27,257)	(612)	(364)
Change in net assets from share transactions	549,994	429,756	4,861	43,614	8,154	6,693
Change in net assets	549,321	399,531	7,925	48,972	8,511	7,239
Net assets beginning of year	—	—	25,991	28,691	—	—
Net assets end of year	$549,321	$399,531	$33,916	$77,663	$8,511	$7,239
Undistributed (excess of distributions over) net investment income (loss)	$3,134	$135	$47	$59	$(1)	$13

(1) Share transactions
Shares sold	64,089		67,568		2,976	6,417	868	695
Reinvestment of distributions	—		—		383	86	—	—
Shares redeemed	(9,148)		(25,595)		(2,830)	(2,472)	(59)	(35)
Change in shares	54,941		41,973		529	4,031	809	660
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$604,956	(c)	$379,701	(d)	$34,992	$99,472	$8,041	$6,553
Proceeds from sales of securities	72,314	(c)	222,402	(d)	33,464	56,752	598	132

(a)         Period from April 29, 2013 (commencement of operations).

(b)         Period from September 16, 2013 (commencement of operations).

(c)          Amounts include $437,609 and $68,802 of purchases and sales, respectively, of U.S. Government Securities.

(d)         Amounts include $75,116 and $25,000 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund (a)	Curian Long Short Credit Fund (a)	Curian/ Neuberger Berman Currency Fund	Curian/ Nicholas Convertible Arbitrage Fund
Operations
Net investment income (loss)	$3,154	$378	$3	$5,662	$(2,289)	$(5,310)
Net realized gain (loss)	5,864	13,175	33	2,270	(1,411)	19,053
Net change in unrealized appreciation (depreciation)	16,220	(1,479)	3,924	910	4	(6,241)
Net increase (decrease) in net assets from operations	25,238	12,074	3,960	8,842	(3,696)	7,502
Distributions to shareholders
From net investment income	—	—	—	—	(1,759)	(14)
From net realized gain	—	(430)	—	—	—	(1,163)
Total distributions to shareholders	—	(430)	—	—	(1,759)	(1,177)
Share transactions(1)
Proceeds from sale of shares	40,779	64,352	38,000	426,163	83,060	96,784
Reinvestment of distributions	—	430	—	—	1,759	1,177
Cost of shares redeemed	(29,672)	(103,972)	(2,905)	(40,653)	(140,459)	(70,358)
Change in net assets from share transactions	11,107	(39,190)	35,095	385,510	(55,640)	27,603
Change in net assets	36,345	(27,546)	39,055	394,352	(61,095)	33,928
Net assets beginning of year	130,243	166,367	—	—	225,986	204,528
Net assets end of year	$166,588	$138,821	$39,055	$394,352	$164,891	$238,456
Undistributed (excess of distributions over) net investment income (loss)	$3,123	$(85)	$30	$6,138	$439	$2,119

(1) Share transactions
Shares sold	3,597	7,178	3,637	42,882	8,344		9,179
Reinvestment of distributions	—	46	—	—	179		112
Shares redeemed	(2,603)	(11,575)	(269)	(4,103)	(14,064)		(6,634)
Change in shares	994	(4,351)	3,368	38,779	(5,541)		2,657
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$35,254	$64,093	$40,798	$579,466	$187,643	(b)	$332,997
Proceeds from sales of securities	21,026	102,201	7,967	235,056	155,644	(b)	334,929
Securities sold short covers	—	—	—	—	—		176,133
Securities sold short proceeds	—	—	—	—	—		171,592

(a)  Period from April 29, 2013 (commencement of operations).

(b)  Amounts include $187,643 and $155,644 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	Curian/ PIMCO Credit Income Fund	Curian/ PineBridge Merger Arbitrage Fund	Curian/ Schroder Emerging Europe Fund (a)	Curian/T. Rowe Price Capital Appreciation Fund (b)	Curian/The Boston Company Equity Income Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund (a)
Operations
Net investment income (loss)	$880	$(1,464)	$204	$69	$389	$1,037
Net realized gain (loss)	(1,285)	530	(374)	69	4,723	(1,931)
Net change in unrealized appreciation (depreciation)	(881)	1,302	868	1,510	3,399	455
Net increase (decrease) in net assets from operations	(1,286)	368	698	1,648	8,511	(439)
Distributions to shareholders
From net investment income	(936)	—	(217)	(105)	(350)	—
From net realized gain	(16)	(804)	—	(15)	(2,851)	—
Total distributions to shareholders	(952)	(804)	(217)	(120)	(3,201)	—
Share transactions(1)
Proceeds from sale of shares	71,129	124,901	23,120	38,726	33,967	147,598
Reinvestment of distributions	952	804	217	120	3,201	—
Cost of shares redeemed	(50,889)	(85,787)	(2,138)	(1,289)	(21,296)	(16,469)
Change in net assets from share transactions	21,192	39,918	21,199	37,557	15,872	131,129
Change in net assets	18,954	39,482	21,680	39,085	21,182	130,690
Net assets beginning of year	33,519	220,917	—	—	16,670	—
Net assets end of year	$52,473	$260,399	$21,680	$39,085	$37,852	$130,690
Undistributed (excess of distributions over) net investment income (loss)	$(44)	$(9)	$3	$(20)	$40	$(36)

(1) Share transactions
Shares sold	6,793		12,356	2,303	3,832		2,656	14,776
Reinvestment of distributions	94		80	21	11		241	—
Shares redeemed	(4,909)		(8,481)	(219)	(125)		(1,626)	(1,655)
Change in shares	1,978		3,955	2,105	3,718		1,271	13,121
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$94,249	(c)	$642,697	$31,025	$36,585	(d)	$39,957	$138,265	(e)
Proceeds from sales of securities	66,497	(c)	512,795	10,394	2,834		27,174	16,363	(e)
Securities sold short covers	—		—	—	—		—	—
Securities sold short proceeds	—		—	—	—		—	—

(a)  Period from April 29, 2013 (commencement of operations).

(b)  Period from September 16, 2013 (commencement of operations).

(c)  Amounts include $54,271 and $47,423 of purchases and sales, respectively, of U.S. Government Securities.

(d)  Amount includes $2,905 of purchases of U.S. Government Securities.

(e)  Amounts include $15,444 and $4,822 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	Curian/Urdang International REIT Fund (a)	Curian/Van Eck International Gold Fund (b)
Operations
Net investment income (loss)	$124	$(352)
Net realized gain (loss)	(310)	(20,748)
Net change in unrealized appreciation (depreciation)	(394)	(45,168)
Net increase (decrease) in net assets from operations	(580)	(66,268)
Distributions to shareholders
From net investment income	(224)	(223)
From net realized gain	—	—
Total distributions to shareholders	(224)	(223)
Share transactions(1)
Proceeds from sale of shares	14,825	170,664
Reinvestment of distributions	224	223
Cost of shares redeemed	(635)	(86,246)
Change in net assets from share transactions	14,414	84,641
Change in net assets	13,610	18,150
Net assets beginning of year	—	98,607
Net assets end of year	$13,610	$116,757
Undistributed (excess of distributions over) net investment income (loss)	$(80)	$(88)

(1) Share transactions
Shares sold	1,527	28,657
Reinvestment of distributions	25	49
Shares redeemed	(69)	(14,742)
Change in shares	1,483	13,964
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$16,977	$117,100
Proceeds from sales of securities	3,051	34,715

(a)  Period from April 29, 2013 (commencement of operations).

(b)  Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
Curian Tactical Advantage 35 Fund (e)
06/30/2014	$11.01	$0.07	$0.29	$0.36	$—		$—		$11.37	3.27%	$46,242	28%	0.92%		1.22%		1.25%
12/31/2013	10.34	0.14	0.54	0.68	—		(0.01)		11.01	6.60	37,509	124	0.92		1.22		1.27
12/31/2012*	10.00	0.17	0.27	0.44	(0.08)		(0.02)		10.34	4.40	17,867	59	0.96		1.26		1.87
Curian Tactical Advantage 60 Fund (e)
06/30/2014	11.84	0.07	0.35	0.42	—		—		12.26	3.55	109,933	37	0.92		1.22		1.13
12/31/2013	10.42	0.15	1.28	1.43	—		(0.01)		11.84	13.71	88,092	149	0.92		1.22		1.36
12/31/2012*	10.00	0.20	0.33	0.53	(0.09)		(0.02)		10.42	5.32	24,683	54	0.96		1.26		2.22
Curian Tactical Advantage 75 Fund (e)
06/30/2014	12.41	0.07	0.38	0.45	—		—		12.86	3.63	98,568	43	0.92		1.22		1.08
12/31/2013	10.49	0.16	1.78	1.94	—		(0.02)		12.41	18.48	74,997	172	0.92		1.22		1.35
12/31/2012*	10.00	0.22	0.41	0.63	(0.10)		(0.04)		10.49	6.28	22,321	99	0.96		1.26		2.39
Curian Dynamic Risk Advantage - Diversified Fund (e)
06/30/2014	10.20	(0.04)	0.54	0.50	—		—		10.70	4.90	355,715	199	1.25		1.32		(0.85)
12/31/2013	10.00	(0.10)	0.31	0.21	—		(0.01)		10.20	2.10	355,550	1,000	1.37		1.42		(1.02)
12/31/2012*	10.00	(0.09)	0.19	0.10	—		(0.10)		10.00	1.02	143,179	1,487	1.46		1.46		(1.00)
Curian Dynamic Risk Advantage - Growth Fund (e)
06/30/2014	9.38	(0.05)	0.12	0.07	—		—		9.45	0.75	61,552	167	1.25		1.32		(1.15)
12/31/2013	9.54	(0.13)	0.30	0.17	—		(0.33)		9.38	1.77	57,500	634	1.37		1.42		(1.31)
12/31/2012*	10.00	(0.12)	(0.34)	(0.46)	—		—		9.54	(4.60)	58,110	1,005	1.46		1.46		(1.33)
Curian Dynamic Risk Advantage - Income Fund (e)
06/30/2014	10.37	0.13	0.52	0.65	—		—		11.02	6.27	159,091	108	0.97		1.32		2.55
12/31/2013	10.23	0.23	(0.08)	0.15	—		(0.01)		10.37	1.43	156,965	186	1.07		1.41		2.21
12/31/2012*	10.00	0.30	0.07	0.37	(0.11)		(0.03)		10.23	3.70	75,053	153	1.11		1.46		3.32
Curian/Aberdeen Latin America Fund
06/30/2014	8.28	0.06	0.37	0.43	—		—		8.71	5.19	11,256	5	1.84		1.84		1.47
12/31/2013‡	10.00	0.03	(1.70)	(1.67)	(0.05)		(0.00	)(g)	8.28	(16.70)	9,675	7	1.83		1.83		0.56
Curian/AQR Risk Parity Fund (j)
06/30/2014	10.06	(0.00)	1.20	1.20	—		—		11.26	11.93	287,895	0	1.14		1.34		(0.09)
12/31/2013^	10.00	(0.03)	0.09	0.06	—		—		10.06	0.60	311,716	69	1.14		1.34		(1.00)
Curian/Ashmore Emerging Market Small Cap Equity Fund
06/30/2014	10.40	0.01	0.36	0.37	—		—		10.77	3.56	33,621	77	1.58		1.58		0.17
12/31/2013‡	10.00	0.01	0.39	0.40	(0.00	)(g)	—		10.40	4.02	17,804	49	1.59		1.59		0.14
Curian/Baring International Fixed Income Fund
06/30/2014	9.57	0.06	0.51	0.57	—		—		10.14	5.96	23,345	23	1.08		1.08		1.22
12/31/2013‡	10.00	0.06	(0.44)	(0.38)	(0.05)		—		9.57	(3.76)	18,622	36	1.09		1.09		0.99
Curian/BlackRock Global Long Short Credit Fund
06/30/2014	10.10	0.10	0.18	0.28	—		—		10.38	2.77	379,513	104	2.11	(f)	2.11	(f)	2.03
12/31/2013‡	10.00	0.05	0.05	0.10	—		—		10.10	1.00	413,201	164	1.84	(f)	1.84	(f)	0.78

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
Curian/CenterSquare International REIT Fund
06/30/2014	$9.18	$0.15	$0.36	$0.51	$—		$—	$9.69	5.56%	$18,120	19%	1.28%		1.28%		3.40%
12/31/2013‡	10.00	0.10	(0.77)	(0.67)	(0.15	)(l)	—	9.18	(6.63)	13,610	28	1.27		1.27		1.60
Curian/DFA U.S. Micro Cap Fund
06/30/2014	14.39	(0.01)	0.21	0.20	—		—	14.59	1.39	146,244	11	1.27		1.27		(0.11)
12/31/2013	10.11	(0.01)	4.42	4.41	(0.07)		(0.06)	14.39	43.64	178,330	15	1.27		1.27		(0.10)
12/31/2012†	10.00	0.06	0.05	0.11	—		—	10.11	1.10	135,711	3	1.31		1.31		2.12
Curian/DoubleLine Total Return Fund
06/30/2014	10.00	0.16	0.26	0.42	—		—	10.42	4.20	910,489	7	0.86		0.98		3.16
12/31/2013^	10.00	0.07	(0.07)	0.00	—		—	10.00	0.00	549,321	17	0.85		0.97		2.27
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
06/30/2014	9.52	0.13	(0.02)	0.11	—		—	9.63	1.16	410,066	63	1.68	(f)	1.68	(f)	2.78
12/31/2013‡	10.00	0.06	(0.54)	(0.48)	—		—	9.52	(4.80)	399,531	106	1.62	(f)	1.62	(f)	0.96
Curian/Epoch Global Shareholder Yield Fund
06/30/2014	11.36	0.34	0.66	1.00	—		—	12.36	8.80	48,927	7	1.17		1.17		5.92
12/31/2013	10.58	0.39	2.06	2.45	(0.37)		(1.30)	11.36	23.33	33,916	110	1.17		1.17		3.26
12/31/2012*	10.00	0.27	0.45	0.72	(0.14)		—	10.58	7.15	25,991	15	1.21		1.21		2.90
Curian/FAMCO Flex Core Covered Call Fund
06/30/2014	11.35	0.09	0.42	0.51	—		—	11.86	4.49	203,160	39	1.07		1.07		1.58
12/31/2013	10.20	0.20	1.10	1.30	(0.14)		(0.01)	11.35	12.71	77,663	106	1.07		1.07		1.83
12/31/2012*	10.00	0.20	0.08	0.28	(0.08)		—	10.20	2.84	28,691	162	1.11		1.11		2.13
Curian Focused International Equity Fund
06/30/2014	10.52	0.01	0.40	0.41	—		—	10.93	3.90	122,138	1	1.25		1.27		0.25
12/31/2013^	10.00	(0.01)	0.53	0.52	—		—	10.52	5.20	8,511	10	1.25		1.27		(0.49)
Curian Focused U.S. Equity Fund
06/30/2014	10.97	0.05	0.51	0.56	—		—	11.53	5.10	47,060	13	1.06		1.17		0.83
12/31/2013^	10.00	0.02	0.95	0.97	—		—	10.97	9.70	7,239	3	1.06		1.17		0.52
Curian/Franklin Templeton Frontier Markets Fund
06/30/2014	12.36	0.27	0.25	0.52	—		—	12.88	4.21	135,784	9	1.88		1.88		4.40
12/31/2013	10.44	0.24	1.68	1.92	—		—	12.36	18.39 (h)	166,588	15	1.87		1.87		2.15
12/31/2012†	10.00	(0.02)	0.46	0.44	—		—	10.44	4.40	130,243	0	1.91		1.91		(0.57)
Curian/Franklin Templeton Natural Resources Fund
06/30/2014	9.53	0.02	1.48	1.50	—		—	11.03	15.74	161,094	42	1.27		1.27		0.43
12/31/2013	8.80	0.02	0.74	0.76	—		(0.03)	9.53	8.65	138,821	46	1.27		1.27		0.26
12/31/2012*	10.00	0.00	(1.14)	(1.14)	(0.04)		(0.02)	8.80	(11.41)	166,367	52	1.31		1.31		0.00
Curian/Lazard International Strategic Equity Fund
06/30/2014	11.60	0.17	0.36	0.53	—		—	12.13	4.57	86,666	25	1.27		1.27		2.91
12/31/2013‡	10.00	0.00	1.60	1.60	—		—	11.60	16.00	39,055	39	1.27		1.27		0.02
Curian Long Short Credit Fund
06/30/2014	10.17	0.16	0.11	0.27	—		—	10.44	2.65	397,572	53	1.44		1.44		3.07
12/31/2013‡	10.00	0.19	(0.02)	0.17	—		—	10.17	1.70	394,352	92	1.42		1.42		2.83

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
Curian/Neuberger Berman Currency Fund
06/30/2014	$9.80	$(0.05)	$0.16	$0.11	$—		$—		$9.91	1.12%	$112,544	0%		1.17%		1.17%		(1.08)%
12/31/2013	10.10	(0.11)	(0.08)	(0.19)	(0.11)		(0.00	)(g)	9.80	(1.91)	164,891	69		1.17		1.17		(1.07)
12/31/2012†	10.00	(0.03)	0.13	0.10	—		—		10.10	1.00	225,986	25		1.21		1.21		(1.09)
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (i)
06/30/2014♦	10.00	(0.01)	0.12	0.11	—		—		10.11	1.10	179,297	6		1.07		1.07		(0.85)
Curian/Nicholas Convertible Arbitrage Fund
06/30/2014	10.55	(0.20)	0.44	0.24	—		—		10.79	2.27	413,404	65		1.87	(f)	1.87	(f)	(3.68)
12/31/2013	10.26	(0.25)	0.59	0.34	(0.00	)(g)	(0.05)		10.55	3.35	238,456	150		1.88	(f)	1.88	(f)	(2.39)
12/31/2012*	10.00	(0.36)	0.62	0.26	—		—		10.26	2.60	204,528	139		2.50	(f)	2.50	(f)	(3.99)
Curian/PIMCO Credit Income Fund
06/30/2014	10.17	0.12	0.49	0.61	—		—		10.78	6.00	72,105	61	(k)	0.87		0.87		2.26
12/31/2013	10.54	0.17	(0.35)	(0.18)	(0.19)		(0.00	)(g)	10.17	(1.70)	52,473	103	(k)	0.97		0.97		1.67
12/31/2012*	10.00	0.16	0.51	0.67	(0.11)		(0.02)		10.54	6.68	33,519	79		1.01		1.01		1.71
Curian/PineBridge Merger Arbitrage Fund
06/30/2014	10.07	(0.06)	(0.02)	(0.08)	—		—		9.99	(0.79)	238,645	93		1.65	(f)	1.65	(f)	(1.19)
12/31/2013	10.08	(0.06)	0.08	0.02	—		(0.03)		10.07	0.21	260,399	283		1.53	(f)	1.53	(f)	(0.59)
12/31/2012*	10.00	(0.10)	0.18	0.08	—		—		10.08	0.80	220,917	341		1.51	(f)	1.51	(f)	(1.12)
Curian/Schroder Emerging Europe Fund
06/30/2014	10.30	0.03	(0.22)	(0.19)	—		—		10.11	(1.84)	17,288	47		1.64		1.64		0.58
12/31/2013‡	10.00	0.10	0.30	0.40	(0.10)		—		10.30	4.04	21,680	53		1.58		1.58		1.47
Curian/T. Rowe Price Capital Appreciation Fund
06/30/2014	10.51	0.04	0.66	0.70	—		—		11.21	6.66	62,082	39		1.04		1.18		0.82
12/31/2013^	10.00	0.02	0.52	0.54	(0.03)		(0.00	)(g)	10.51	5.45	39,085	11		1.03		1.16		0.79
Curian/The Boston Company Equity Income Fund
06/30/2014	13.38	0.08	0.69	0.77	—		—		14.15	5.75	50,155	25		1.02		1.02		1.20
12/31/2013	10.70	0.18	3.76	3.94	(0.14)		(1.12)		13.38	36.82	37,852	102		1.02		1.02		1.43
12/31/2012*	10.00	0.21	0.64	0.85	(0.12)		(0.03)		10.70	8.49	16,670	45		1.06		1.06		2.28
Curian/UBS Global Long Short Fixed Income Opportunities Fund
06/30/2014	9.96	0.11	(0.23)	(0.12)	—		—		9.84	(1.20)	217,376	12		1.43		1.43		2.29
12/31/2013‡	10.00	0.12	(0.16)	(0.04)	—		—		9.96	(0.40)	130,690	15		1.45		1.45		1.71
Curian/Van Eck International Gold Fund (j)
06/30/2014	4.69	(0.02)	1.68	1.66	—		—		6.35	35.39	138,999	31		1.27		1.27		(0.59)
12/31/2013	9.02	(0.02)	(4.30)	(4.32)	(0.01)		—		4.69	(47.90)	116,757	33		1.29		1.29		(0.31)
12/31/2012†	10.00	(0.02)	(0.96)	(0.98)	—		—		9.02	(9.80)	98,607	1		1.31		1.31		(0.72)

*	Commenced operations on February 6, 2012.
†	Commenced operations on September 10, 2012.
‡	Commenced operations on April 29, 2013.
^	Commenced operations on September 16, 2013.
♦	Commenced operations on April 28, 2014.
(a)	Annualized for periods less than one year.
(b)	Per share data calculated using average shares method.
(c)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)

Portfolio turnover is not annualized for periods of less than one year. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of the underlying funds’ expenses.

See accompanying Notes to Financial Statements.

(f)	The ratio of net expenses and total expenses to average net assets without dividend on securities sold short and short holdings borrowing fees was as follows for the period indicated:

	June 30, 2014	December 31, 2013	December 31, 2012
Curian/BlackRock Global Long Short Credit Fund	1.44%	1.42%	N/A
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	1.44	1.43	N/A
Curian/Nicholas Convertible Arbitrage Fund	1.32	1.32	1.36%
Curian/PineBridge Merger Arbitrage Fund	1.32	1.32	1.36

(g)	Amount represents less than $0.005.
(h)	Total return for the Curian/Franklin Templeton Frontier Markets Fund includes a reimbursement from the sub-adviser due to certain investment losses. The return without the reimbursement was 18.30%.
(i)	Consolidated Financial Statements since commencement of operations.
(j)	Consolidated Financial Statements starting year ended December 31, 2013.
(k)	Portfolio turnover including dollar roll transactions for Curian/PIMCO Credit Income Fund was 108% in 2013 and 113% in 2014.
(l)	Distribution amount for Curian/CenterSquare International REIT Fund includes a return of capital distribution which was $0.02 per share.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

NOTE 1.  ORGANIZATION

The Curian Variable Series Trust (the “Trust”) is an open-end investment management company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”).  The Trust operates as a series company, and at June 30, 2014 consisted of 55 separate funds.  The information presented in these financial statements pertains to the 33 separate funds (each a “Fund,” and collectively, “Funds”) listed in the table below.  Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Curian Capital, LLC (“Curian,” the “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  The Funds offer only one class of shares.  Shares of each Fund are sold to life insurance company separate accounts and other affiliated registered investment companies to fund the benefits of variable annuity contracts.  Shares may also be sold directly to qualified and non-qualified retirement plans.  The Funds and each Fund’s Adviser/Sub-Adviser are:

Fund:	Adviser:	Sub-Adviser:
Curian Tactical Advantage 35 Fund Curian Tactical Advantage 60 Fund Curian Tactical Advantage 75 Fund The funds are collectively known as “Curian Tactical Advantage Funds.”	Curian Capital, LLC	Mellon Capital Management Corporation

Curian Dynamic Risk Advantage - Diversified Fund

Curian Dynamic Risk Advantage - Growth Fund

Curian Dynamic Risk Advantage - Income Fund

The funds are collectively known as “Curian Dynamic Risk Advantage Funds.”

	Curian Capital, LLC	Mellon Capital Management Corporation
Curian/Aberdeen Latin America Fund	Curian Capital, LLC	Aberdeen Asset Managers Limited
Curian/AQR Risk Parity Fund	Curian Capital, LLC	AQR Capital Management, LLC
Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian Capital, LLC	Ashmore Equities Investment Management (US) LLC
Curian/Baring International Fixed Income Fund	Curian Capital, LLC	Baring International Investment Limited
Curian/BlackRock Global Long Short Credit Fund	Curian Capital, LLC	BlackRock Financial Management, Inc. BlackRock International Limited
Curian/CenterSquare International REIT Fund	Curian Capital, LLC	CenterSquare Investment Management, Inc.
Curian/DFA U.S. Micro Cap Fund	Curian Capital, LLC	Dimensional Fund Advisors LP
Curian/DoubleLine Total Return Fund	Curian Capital, LLC	DoubleLine Capital LP
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Curian Capital, LLC	Eaton Vance Management
Curian/Epoch Global Shareholder Yield Fund	Curian Capital, LLC	Epoch Investment Partners, Inc.
Curian/FAMCO Flex Core Covered Call Fund	Curian Capital, LLC	Fiduciary Asset Management LLC
Curian Focused International Equity Fund	Curian Capital, LLC	WCM Investment Management
Curian Focused U.S. Equity Fund	Curian Capital, LLC	The London Company of Virginia, LLC
Curian/Franklin Templeton Frontier Markets Fund	Curian Capital, LLC	Templeton Asset Management Ltd.
Curian/Franklin Templeton Natural Resources Fund	Curian Capital, LLC	Franklin Advisers, Inc.
Curian/Lazard International Strategic Equity Fund	Curian Capital, LLC	Lazard Asset Management LLC
Curian Long Short Credit Fund	Curian Capital, LLC	PPM America, Inc.*
Curian/Neuberger Berman Currency Fund Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian Capital, LLC	Neuberger Berman Fixed Income LLC
Curian/Nicholas Convertible Arbitrage Fund	Curian Capital, LLC	Nicholas Investment Partners, L.P.
Curian/PIMCO Credit Income Fund	Curian Capital, LLC	Pacific Investment Management Company LLC
Curian/PineBridge Merger Arbitrage Fund	Curian Capital, LLC	PineBridge Investments LLC
Curian/Schroder Emerging Europe Fund	Curian Capital, LLC	Schroder Investment Management North America Inc. Schroder Investment Management North America Limited (Sub-Sub-Adviser)
Curian/T. Rowe Price Capital Appreciation Fund	Curian Capital, LLC	T. Rowe Price Associates, Inc.
Curian/The Boston Company Equity Income Fund	Curian Capital, LLC	The Boston Company Asset Management LLC
Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian Capital, LLC	UBS Global Asset Management (Americas) Inc.
Curian/Van Eck International Gold Fund	Curian Capital, LLC	Van Eck Associates Corporation

* PPM America, Inc. is an affiliate of Curian.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  Curian Tactical Advantage Funds, Curian Dynamic Risk Advantage - Income Fund, Curian/Aberdeen Latin America Fund, Curian/AQR Risk Parity Fund, Curian/Baring International Fixed Income Fund, Curian/Eaton Vance Global Macro Absolute Return Advantage Fund, Curian Focused International Equity Fund, Curian Focused U.S. Equity Fund, Curian/Franklin Templeton Frontier Markets Fund, Curian/Neuberger Berman Currency Fund, Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, Curian/PineBridge Merger Arbitrage Fund and Curian/Van Eck International Gold Fund.

Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund commenced operations April 28, 2014.

Effective April 28, 2014, the name of Curian/Urdang International REIT Fund was changed to Curian/CenterSquare International REIT Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Curian has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  Curian and JNAM are subsidiaries of Jackson and affiliates.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Funds’ Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may utilize pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Sub-Administrator has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts with service providers that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Basis of Consolidation - The accompanying financial statements and Schedules of Investments for Curian/AQR Risk Parity Fund, Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund and Curian/Van Eck International Gold Fund have each been consolidated to include the respective account of Curian/AQR Risk Parity Fund Ltd., Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. and Curian/Van Eck International Gold Fund Ltd. (each a “Subsidiary”).  Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments.  The Subsidiary allows each Fund to hold commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information.  Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-related instruments. Intercompany accounts and transactions have been eliminated.  Each Subsidiary has the same Sub-Adviser as the Fund and is subject to the same investment policies and restrictions as the Fund.

Recent Accounting Pronouncements - In June 2014, Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures”.  The amendments in this ASU change the accounting for repurchase-to-maturity transactions and linked repurchase financings to secured borrowing accounting, which is consistent with the accounting for other repurchase agreements.  The amendments also require two new disclosures.  The first disclosure requires an entity to disclose information on

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

transfers accounted for as sales in transactions that are economically similar to repurchase agreements.  The second disclosure provides increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.  ASU 2014-11 is effective for the first interim and annual period beginning on or after December 15, 2014.  Management is currently evaluating the impact ASU 2014-11 will have on the Funds’ financial statements.

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, term loans where prices are obtained from only one dealer and liquidity is low, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2014 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Tactical Advantage 35 Fund
Investment Companies	$46,257	$—	$—	$46,257
Short Term Investments	4,003	5,824	—	9,827
Fund Total	$50,260	$5,824	$—	$56,084
Curian Tactical Advantage 60 Fund
Investment Companies	$109,726	$—	$—	$109,726
Short Term Investments	14,391	17,729	—	32,120
Fund Total	$124,117	$17,729	$—	$141,846
Curian Tactical Advantage 75 Fund
Investment Companies	$98,229	$—	$—	$98,229
Short Term Investments	13,242	12,427	—	25,669
Fund Total	$111,471	$12,427	$—	$123,898
Curian Dynamic Risk Advantage - Diversified Fund
Investment Companies	$33,592	$—	$—	$33,592
Short Term Investments	24,426	289,872	—	314,298
Fund Total	$58,018	$289,872	$—	$347,890
Curian Dynamic Risk Advantage - Growth Fund
Investment Companies	$120	$—	$—	$120
Senior Debt Notes	876	—	—	876
Short Term Investments	7,833	53,450	—	61,283
Fund Total	$8,829	$53,450	$—	$62,279

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Income Fund
Investment Companies	$156,835	$—	$—	$156,835
Short Term Investments	31,807	11,638	—	43,445
Fund Total	$188,642	$11,638	$—	$200,280
Curian/Aberdeen Latin America Fund
Common Stocks	$10,415	$—	$—	$10,415
Preferred Stocks	641	—	—	641
Short Term Investments	208	—	—	208
Fund Total	$11,264	$—	$—	$11,264
Curian/AQR Risk Parity Fund
Government and Agency Obligations	$—	$149,746	$—	$149,746
Short Term Investments	81,638	44,632	—	126,270
Fund Total	$81,638	$194,378	$—	$276,016
Curian/Ashmore Emerging Market Small Cap Equity Fund
Common Stocks	$15,384	$17,433	$—	$32,817
Participatory Notes	—	162	—	162
Preferred Stocks	308	—	—	308
Rights	—	—	—	—
Short Term Investments	699	712	—	1,411
Fund Total	$16,391	$18,307	$—	$34,698
Curian/Baring International Fixed Income Fund
Corporate Bonds and Notes	$—	$1,755	$—	$1,755
Government and Agency Obligations	—	21,100	—	21,100
Short Term Investments	152	—	—	152
Fund Total	$152	$22,855	$—	$23,007
Curian/BlackRock Global Long Short Credit Fund
Common Stocks	$8,092	$595	$—	$8,687
Non-U.S. Government Agency ABS	—	55,879	4,886	60,765
Corporate Bonds and Notes	—	265,750	1,419	267,169
Government and Agency Obligations	—	44,121	—	44,121
Trust Preferreds	569	—	—	569
Preferred Stocks	7,888	1,101	—	8,989
Purchased Options	61	—	—	61
Short Term Investments	—	116,550	—	116,550
Fund Total	$16,610	$483,996	$6,305	$506,911
Curian/CenterSquare International REIT Fund
Common Stocks	$3,468	$14,485	$—	$17,953
Warrants	4	—	—	4
Fund Total	$3,472	$14,485	$—	$17,957
Curian/DFA U.S. Micro Cap Fund
Common Stocks	$145,677	$—	$87	$145,764
Warrants	—	—	—	—
Short Term Investments	7,416	11,655	—	19,071
Fund Total	$153,093	$11,655	$87	$164,835
Curian/DoubleLine Total Return Fund
Non-U.S. Government Agency ABS	$—	$321,341	$2,486	$323,827
Government and Agency Obligations	—	542,494	—	542,494
Short Term Investments	55,569	—	—	55,569
Fund Total	$55,569	$863,835	$2,486	$921,890
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Common Stocks	$—	$5,111	$—	$5,111
Corporate Bonds and Notes	—	962	—	962
Government and Agency Obligations	—	269,483	—	269,483
Investment Companies	—	2,230	—	2,230
Purchased Options	—	1,734	—	1,734
Short Term Investments	34,772	96,102	—	130,874
Fund Total	$34,772	$375,622	$—	$410,394
Curian/Epoch Global Shareholder Yield Fund
Common Stocks	$25,709	$21,730	$—	$47,439
Short Term Investments	1,344	2,169	—	3,513
Fund Total	$27,053	$23,899	$—	$50,952
Curian/FAMCO Flex Core Covered Call Fund
Common Stocks	$202,882	$—	$—	$202,882
Short Term Investments	11,061	—	—	11,061
Fund Total	$213,943	$—	$—	$213,943
Curian Focused International Equity Fund
Common Stocks	$71,724	$46,759	$—	$118,483
Short Term Investments	5,365	—	—	5,365
Fund Total	$77,089	$46,759	$—	$123,848

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Focused U.S. Equity Fund
Common Stocks	$44,248	$—	$—	$44,248
Short Term Investments	4,784	1,669	—	6,453
Fund Total	$49,032	$1,669	$—	$50,701
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$72,491	$45,220	$—	$117,711
Participatory Notes	—	9,400	—	9,400
Short Term Investments	8,346	167	—	8,513
Fund Total	$80,837	$54,787	$—	$135,624
Curian/Franklin Templeton Natural Resources Fund
Common Stocks	$139,881	$7,404	$—	$147,285
Preferred Stocks	—	1,906	—	1,906
Corporate Bonds and Notes	—	619	—	619
Short Term Investments	15,735	2,890	—	18,625
Fund Total	$155,616	$12,819	$—	$168,435
Curian/Lazard International Strategic Equity Fund
Common Stocks	$5,938	$72,633	$—	$78,571
Preferred Stocks	—	1,838	—	1,838
Short Term Investments	6,352	—	—	6,352
Fund Total	$12,290	$74,471	$—	$86,761
Curian Long Short Credit Fund
Non-U.S. Government Agency ABS	$—	$14,205	$—	$14,205
Corporate Bonds and Notes(1)	—	349,135	910	350,045
Trust Preferreds	1,994	—	—	1,994
Preferred Stocks	7,860	—	—	7,860
Investment Companies	415	—	—	415
Short Term Investments	24,000	—	—	24,000
Fund Total	$34,269	$363,340	$910	$398,519
Curian/Neuberger Berman Currency Fund
Government and Agency Obligations	$—	$74,840	$—	$74,840
Short Term Investments	5,780	31,498	—	37,278
Fund Total	$5,780	$106,338	$—	$112,118
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund
Non-U.S. Government Agency ABS	$—	$37,333	$—	$37,333
Corporate Bonds and Notes	—	80,805	—	80,805
Government and Agency Obligations	—	5,003	—	5,003
Short Term Investments	26,241	24,542	—	50,783
Fund Total	$26,241	$147,683	$—	$173,924
Curian/Nicholas Convertible Arbitrage Fund
Preferred Stocks	$8,709	$—	$—	$8,709
Corporate Bonds and Notes	—	417,485	—	417,485
Short Term Investments	15,075	—	—	15,075
Fund Total	$23,784	$417,485	$—	$441,269
Curian/PIMCO Credit Income Fund
Non-U.S. Government Agency ABS	$—	$3,177	$—	$3,177
Corporate Bonds and Notes	—	49,891	100	49,991
Government and Agency Obligations	—	16,669	—	16,669
Purchased Options	—	32	—	32
Trust Preferreds	467	—	—	467
Short Term Investments	1,313	1,300	—	2,613
Fund Total	$1,780	$71,069	$100	$72,949
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$129,320	$—	$—	$129,320
Corporate Bonds and Notes	—	6,507	—	6,507
Government and Agency Obligations	—	6,507	—	6,507
Short Term Investments	12,290	81,794	—	94,084
Fund Total	$141,610	$94,808	$—	$236,418
Curian/Schroder Emerging Europe Fund
Common Stocks	$3,556	$12,733	$—	$16,289
Preferred Stocks	331	—	—	331
Short Term Investments	595	—	—	595
Fund Total	$4,482	$12,733	$—	$17,215

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/T. Rowe Price Capital Appreciation Fund
Common Stocks	$36,958	$—	$—	$36,958
Preferred Stocks	1	—	—	1
Trust Preferreds	129	—	—	129
Investment Companies	1,021	—	—	1,021
Non-U.S. Government Agency ABS	—	121	—	121
Corporate Bonds and Notes	—	13,042	—	13,042
Government and Agency Obligations	—	2,913	—	2,913
Short Term Investments	7,872	—	—	7,872
Fund Total	$45,981	$16,076	$—	$62,057
Curian/The Boston Company Equity Income Fund
Common Stocks	$49,563	$—	$—	$49,563
Short Term Investments	694	1,204	—	1,898
Fund Total	$50,257	$1,204	$—	$51,461
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Non-U.S. Government Agency ABS	$—	$23,851	$—	$23,851
Corporate Bonds and Notes	—	146,591	—	146,591
Government and Agency Obligations	—	33,107	—	33,107
Purchased Options	2,765	3,642	—	6,407
Short Term Investments	5,750	866	—	6,616
Fund Total	$8,515	$208,057	$—	$216,572
Curian/Van Eck International Gold Fund
Common Stocks	$126,488	$9,754	$—	$136,242
Short Term Investments	10,710	15,976	—	26,686
Fund Total	$137,198	$25,730	$—	$162,928

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/BlackRock Global Long Short Credit Fund
Corporate Bonds and Notes	$—	$(7,338)	$—	$(7,338)
Government and Agency Obligations	—	(108,233)	—	(108,233)
Fund Total	$—	$(115,571)	$—	$(115,571)
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Government and Agency Obligations	$—	$(10,012)	$—	$(10,012)
Fund Total	$—	$(10,012)	$—	$(10,012)
Curian/Nicholas Convertible Arbitrage Fund
Common Stocks	$(199,668)	$—	$—	$(199,668)
Investment Companies	(2,035)	—	—	(2,035)
Fund Total	$(201,703)	$—	$—	$(201,703)
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$(61,647)	$—	$—	$(61,647)
Fund Total	$(61,647)	$—	$—	$(61,647)

(1)Unfunded loan commitment in the Curian Long Short Credit Fund is not reflected in the Schedules of Investments.  Unrealized appreciation is reflected as an asset in the table.  See Unfunded Loan Commitments in these Notes to Financial Statements.

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$232	$—	$—	$232
OTC Total Return Swap Agreements	—	2,625	—	2,625
Fund Total	$232	$2,625	$—	$2,857
Curian Dynamic Risk Advantage - Growth Fund
Open Futures Contracts	$291	$—	$—	$291
OTC Total Return Swap Agreements	—	31	—	31
Fund Total	$291	$31	$—	$322
Curian/AQR Risk Parity Fund
Open Futures Contracts	$3,294	$—	$—	$3,294
Open Forward Foreign Currency Contracts	—	417	—	417
OTC Total Return Swap Agreements	—	1,273	—	1,273
Fund Total	$3,294	$1,690	$—	$4,984
Curian/Baring International Fixed Income Fund
Open Forward Foreign Currency Contracts	$—	$20	$—	$20
Fund Total	$—	$20	$—	$20
Curian/BlackRock Global Long Short Credit Fund
Open Futures Contracts	$132	$—	$—	$132
Open Forward Foreign Currency Contracts	—	1,642	—	1,642
OTC Credit Default Swap Agreements	—	811	—	811
Centrally Cleared Credit Default Swap Agreements	—	93	—	93
OTC Total Return Swap Agreements	—	144	—	144
Fund Total	$132	$2,690	$—	$2,822

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Open Futures Contracts	$232	$—	$—	$232
Open Forward Foreign Currency Contracts	—	3,760	—	3,760
OTC Interest Rate Swap Agreements	—	1,069	—	1,069
Centrally Cleared Interest Rate Swap Agreements	—	69	—	69
OTC Cross Currency Swap Agreements	—	3,244	—	3,244
OTC Credit Default Swap Agreements	—	729	—	729
OTC Total Return Swap Agreements	—	91	—	91
Fund Total	$232	$8,962	$—	$9,194
Curian Long Short Credit Fund
Open Futures Contracts	$621	$—	$—	$621
OTC Credit Default Swap Agreements	—	13	—	13
Fund Total	$621	$13	$—	$634
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$9,022	$—	$9,022
Fund Total	$—	$9,022	$—	$9,022
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	$5,574	$—	$—	$5,574
Fund Total	$5,574	$—	$—	$5,574
Curian/PIMCO Credit Income Fund
Open Futures Contracts	$7	$—	$—	$7
Open Forward Foreign Currency Contracts	—	9	—	9
OTC Interest Rate Swap Agreements	—	20	—	20
Centrally Cleared Interest Rate Swap Agreements	—	54	—	54
OTC Credit Default Swap Agreements	—	266	—	266
Centrally Cleared Credit Default Swap Agreements	—	235	—	235
Fund Total	$7	$584	$—	$591
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Open Futures Contracts	$49	$—	$—	$49
Open Forward Foreign Currency Contracts	—	1	—	1
OTC Interest Rate Swap Agreements	—	1,559	—	1,559
Centrally Cleared Interest Rate Swap Agreements	—	1,366	—	1,366
OTC Cross Currency Swap Agreements	—	571	—	571
OTC Credit Default Swap Agreements	—	464	—	464
Centrally Cleared Credit Default Swap Agreements	—	96	—	96
Fund Total	$49	$4,057	$—	$4,106

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$(144)	$—	$—	$(144)
Fund Total	$(144)	$—	$—	$(144)
Curian Dynamic Risk Advantage - Growth Fund
Open Futures Contracts	$(27)	$—	$—	$(27)
OTC Total Return Swap Agreements	—	(97)	—	(97)
Fund Total	$(27)	$(97)	$—	$(124)
Curian/AQR Risk Parity Fund
Open Futures Contracts	$(873)	$—	$—	$(873)
Open Forward Foreign Currency Contracts	—	(905)	—	(905)
OTC Total Return Swap Agreements	—	(422)	—	(422)
Fund Total	$(873)	$(1,327)	$—	$(2,200)
Curian/Baring International Fixed Income Fund
Open Forward Foreign Currency Contracts	$—	$(19)	$—	$(19)
Fund Total	$—	$(19)	$—	$(19)
Curian/BlackRock Global Long Short Credit Fund
Written Options	$(13)	$—	$—	$(13)
Open Futures Contracts	(444)	—	—	(444)
Open Forward Foreign Currency Contracts	—	(451)	—	(451)
Centrally Cleared Interest Rate Swap Agreements	—	(78)	—	(78)
OTC Credit Default Swap Agreements	—	(1,637)	—	(1,637)
Centrally Cleared Credit Default Swap Agreements	—	(330)	—	(330)
OTC Total Return Swap Agreements	—	(618)	—	(618)
Fund Total	$(457)	$(3,114)	$—	$(3,571)
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Written Options	$—	$(487)	$—	$(487)
Open Futures Contracts	(1,255)	—	—	(1,255)
Open Forward Foreign Currency Contracts	—	(5,915)	—	(5,915)
OTC Interest Rate Swap Agreements	—	(616)	—	(616)
Centrally Cleared Interest Rate Swap Agreements	—	(1,142)	—	(1,142)
OTC Credit Default Swap Agreements	—	(2,765)	—	(2,765)
Fund Total	$(1,255)	$(10,925)	$—	$(12,180)

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/FAMCO Flex Core Covered Call Fund
Written Options	$(3,066)	$—	$—	$(3,066)
Fund Total	$(3,066)	$—	$—	$(3,066)
Curian Long Short Credit Fund
Open Futures Contracts	$(103)	$—	$—	$(103)
OTC Credit Default Swap Agreements	—	(53)	—	(53)
Centrally Cleared Credit Default Swap Agreements	—	(13)	—	(13)
Fund Total	$(103)	$(66)	$—	$(169)
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$(8,581)	$—	$(8,581)
Fund Total	$—	$(8,581)	$—	$(8,581)
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	$(4,082)	$—	$—	$(4,082)
Fund Total	$(4,082)	$—	$—	$(4,082)
Curian/PIMCO Credit Income Fund
Written Options	$—	$(91)	$—	$(91)
Open Futures Contracts	(8)	—	—	(8)
Open Forward Foreign Currency Contracts	—	(76)	—	(76)
OTC Interest Rate Swap Agreements	—	(172)	—	(172)
Centrally Cleared Interest Rate Swap Agreements	—	(120)	—	(120)
OTC Credit Default Swap Agreements	—	(5)	—	(5)
Fund Total	$(8)	$(464)	$—	$(472)
Curian/T. Rowe Price Capital Appreciation Fund
Written Options	$(15)	$(61)	$—	$(76)
Fund Total	$(15)	$(61)	$—	$(76)
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Written Options	$(2,013)	$(3,145)	$—	$(5,158)
Open Futures Contracts	(192)	—	—	(192)
Open Forward Foreign Currency Contracts	—	(631)	—	(631)
OTC Interest Rate Swap Agreements	—	(442)	—	(442)
Centrally Cleared Interest Rate Swap Agreements	—	(3,786)	—	(3,786)
OTC Cross Currency Swap Agreements	—	(449)	—	(449)
OTC Credit Default Swap Agreements	—	(963)	—	(963)
Centrally Cleared Credit Default Swap Agreements	—	(1,198)	—	(1,198)
Fund Total	$(2,205)	$(10,614)	$—	$(12,819)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, exchange traded futures options, written options and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended June 30, 2014.

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
Curian/Ashmore Emerging Market Small Cap Equity Fund
Common Stocks	$757	$513
Curian/CenterSquare International REIT Fund
Common Stocks	828	—
Curian/Epoch Global Shareholder Yield Fund
Common Stocks	1,308	—
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	11,823	25,019
Curian/Schroder Emerging Europe Fund
Common Stocks	495	679

The following table is a rollforward of Level 3 investments (in thousands) by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2014:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)		Transfers out of Level 3 During the Period(2)		Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$—	$2,522	(3)	$(2,522	)(3)	$—	$—	$—	$—	$—

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)		Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
Curian Long Short Credit Fund
Non-U.S. Government Agency ABS	$—	$—	$(4,000	)(4)	$—	$4,000	$—	$—	$—

(1)	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at June 30, 2014.
(2)	There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2014 other than those noted.
(3)

At the beginning of the period and at the end of the period, the valuation of the common stock in Curian/Franklin Templeton Frontier Markets Fund was determined using the official closing price of the exchange where the common stock was principally traded and considered a Level 1 valuation. During the period, shares of the common stock halted trading in advance of a planned reorganization and the fair value measurement was determined using a recent transaction price and considered a Level 3 valuation. The common stock resumed trading during the period and the valuation was determined using the official closing price.

(4)

During the period, the valuation of the Non-U.S. Government Agency ABS in Curian Long Short Credit Fund was transferred from a Level 3 valuation to a Level 2 valuation. The security is currently valued by an approved independent pricing service and considered a Level 2 valuation. Previously, it was valued based on a transaction purchase price and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4.  SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements which are collateralized fully by U.S. government and agency securities.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned.  The investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investments - at value on the Statements of Assets and Liabilities.  The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities.  A Fund is indemnified by its securities lending agent for insufficient collateral obtained from the borrower.  Each Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

In the event of bankruptcy or other default of the borrower, a Fund could experience delays in recovering the loaned securities and incur expenses related to enforcing its rights.  However, a Fund is indemnified by its securities lending agent for borrower default.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements.”  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and date.    Certain repurchase agreements used to settle short sale transactions have no stated maturity and can be terminated by either party at any time.  Earnings on repurchase amounts and compensation to the seller of collateral are based on agreed upon rates between the seller and the Fund.  Net interest earned on repurchase agreements is recorded as interest income and net fees paid to the seller are recorded as short holdings borrowing fees.  In periods of increased demand for collateral, the Fund may pay a fee for receipt of the collateral, which may result in interest expense to the Fund.  The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub custodians under triparty repurchase agreements or delivered to the counterparty.

When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement.  For certain repurchase agreements entered into to settle a short sale, the value of the securities delivered to the Fund will be equal to or at least 90% of the repurchase price during the term of the repurchase agreement.  The terms of a repurchase agreement entered to settle a short sale may provide that the repurchase price paid by the Fund is more than the value of purchased securities that collateralize the repurchase price payable by the counterparty.  The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement.

Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments.  The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as liabilities on the Statements of Assets and Liabilities.  Interest paid is recorded as a component of interest expense on the Statements of Operations.  The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.  A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.  A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.  The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the reverse repurchase agreement.  The Curian/BlackRock Global Long Short Credit Fund held reverse repurchase agreements during the period.  The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2014 were $6,245 and 0.01%, respectively, for 131 days outstanding.  At June 30, 2014, reverse repurchase agreements outstanding were as follows:

	Counter- party	Payable for Reverse Repurchase Agreement Including Interest Payable	Collateral Amount	Interest Rate (Income) / Expense	Date of Agreement	Maturity Date
Curian/BlackRock Global Long Short Credit Fund	BNP	$2,312	$2,423	0.34%	05/23/14	rolling maturity
	MLP	2,052	2,045	0.05%	05/20/14	rolling maturity
	BNP	1,829	1,926	0.34%	05/23/14	rolling maturity
	BNP	1,645	1,762	0.34%	05/23/14	rolling maturity
	BNP	1,450	1,511	0.34%	05/20/14	rolling maturity
	BBP	374	339	(5.75)%	02/20/14	rolling maturity

Mortgage-Backed Dollar and Treasury Roll Transactions - Certain Funds may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

The Curian/PIMCO Credit Income Fund had treasury roll transactions during the period.  For the 55 days treasury rolls were outstanding, the average daily balance and weighted average interest rate during the period ended June 30, 2014, were $9,868 and 0.01%, respectively.

Inflation-Indexed Bonds - Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation.  The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds.  Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.  Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans - Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date.  Interest income on these loans is accrued based on the terms of the securities.  Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions.  When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements and cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities - Certain Funds may invest in fixed-income securities which are convertible into common stock.  Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities.  By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock.  Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock.  A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Participatory Note Securities - Certain Funds may invest in Participatory Notes (“P-Notes”).  P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market.  P-Notes are issued by banks or broker-dealers and allow a Fund to gain exposure to common stocks in markets where direct investment by the Fund may not be allowed or efficient.  A Fund may tender a P-Note for cash payment in an amount that reflects the current market value of the underlying equity investments or market, reduced by program fees.

Real Estate Investment Trusts - Certain Funds may invest in Real Estate Investment Trusts (“REITs”).  REITs are traded as a stock on major stock exchanges and invest in real estate directly, either through properties or mortgages.  REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Master Limited Partnerships - Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for Federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments (in thousands) at June 30, 2014:

	Unfunded Commitment	Appreciation
Curian Long Short Credit Fund
Texas Competitive Electric Holdings Co. LLC Delayed Draw Term Loan, 0.00%, 05/05/2016	$434	$4

Unrealized appreciation on unfunded commitments is reflected in other assets and payable for investment securities purchased in the Statements of Assets and Liabilities and unrealized appreciation on investments in the Statements of Operations.

NOTE 5.  MASTER NETTING AGREEMENTS, CUSTOMER ACCOUNT AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be exchanged by a Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.  Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable from/payable for deposits with/from brokers and counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.  A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO.  Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase, reverse repurchase and treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral.  In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) - Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, “To Be Announced” (“TBA”) securities and treasury roll transactions between a Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.    Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.  In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) - ISDA Master Agreements govern OTC financial derivative transactions entered into by the Fund’s Sub-Adviser and select counterparties.  The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral.   Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  In the event of default, the total

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures, options on futures and centrally cleared derivatives.  If a Fund transacts in centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  Variation margin received may not be netted between futures and centrally cleared derivatives.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account.  Additionally, portability of exposure in the event of default further reduces risk.

Prime Brokerage Arrangements - Certain Funds may enter into Prime Brokerage Arrangements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties.  The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement.  These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination.  Margin and securities delivered as collateral are typically in the possession of the prime broker and offset any obligations due to the prime broker. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions - A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swap agreements (“swaptions”).  An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option.  If no premium is paid/received for an exchange traded futures option, the option is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss.  Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded futures options with variation margin involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.  Swaptions are illiquid investments.

Futures Contracts - A Fund may buy and sell futures on equities, indices, interest rates, commodities, currencies and swaps.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk to a Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts - A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities,

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the OTC market or may be executed and centrally cleared with a DCO.  OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded.  The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark, floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate and floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements - Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies.  The notional amounts are typically determined based on the spot exchange rates at the inception of the trade.  Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate.  A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the credit default swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the credit default swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction,

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event.)

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of June 30, 2014, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset - FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk.  The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year. (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2014.  Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements.  (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2014.  For Funds which held only one type of derivative during the year, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.  Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table.  (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2014.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Curian Dynamic Risk Advantage — Diversified Fund Derivative Strategies - The Fund entered into futures contracts and total return swap agreements as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy.

Curian Dynamic Risk Advantage — Diversified Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments	$—	$39	$—	$121	$160
Unrealized appreciation on OTC swap agreements	80	2,099	—	446	2,625
	$80	$2,138	$—	$567	$2,785
Liabilities:
Variation margin on financial derivative instruments	$—	$129	$—	$—	$129
Unrealized depreciation on OTC swap agreements	—	—	—	—	—
	$—	$129	$—	$—	$129
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Swap agreements	$—	$13,858	$—	$—	$13,858
Foreign currency related items	—	—	(1,659)	—	(1,659)
Futures contracts	—	3,871	—	240	4,111
	$—	$17,729	$(1,659)	$240	$16,310
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$80	$83	$—	$159	$322
Foreign currency related items	—	—	(48)	—	(48)
Futures contracts and centrally cleared swap agreements	—	(1,072)	—	211	(861)
	$80	$(989)	$(48)	$370	$(587)

Curian Dynamic Risk Advantage — Diversified Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BOA	$18	$—	$—	$18	$—	$—
CGM	173	—	(173)	—	—	266
GSI	479	—	(190)	289	190	—
JPM	1,955	—	—	1,955	—	—
Derivatives eligible for offset	$2,625	$—	$(363)	$2,262		—
Derivatives not eligible for offset	160				$—	$—
	$2,785

Derivative Liabilities by Counterparty*
JPM	$—	$—	$—	$—	$9,800	$—
Derivatives eligible for offset	$—	$—	$—	$—
Derivatives not eligible for offset	129				$—	$4,840
	$129

Curian Dynamic Risk Advantage — Diversified Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$118,203	$256,985	$—	$—	$162,396

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Curian Dynamic Risk Advantage — Growth Fund Derivative Strategies - The Fund entered into futures contracts and total return swap agreements as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

Curian Dynamic Risk Advantage — Growth Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments(9)	$—	$75	$—	$2	$77
Unrealized appreciation on OTC swap agreements	—	31	—	—	31
	$—	$106	$—	$2	$108
Liabilities:
Variation margin on financial derivative instruments	$—	$20	$—	$—	$20
Unrealized depreciation on OTC swap agreements	—	97	—	—	97
	$—	$117	$—	$—	$117
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Swap agreements	$—	$(211)	$—	$—	$(211)
Futures contracts	—	1,769	—	55	1,824
	$—	$1,558	$—	$55	$1,613
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$—	$152	$—	$—	$152
Futures contracts and centrally cleared swap agreements	—	(636)	—	24	(612)
	$—	$(484)	$—	$24	$(460)

Curian Dynamic Risk Advantage — Growth Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
CGM	$31	$—	$—	$31	$—	$—
Derivatives eligible for offset	$31	$—	$—	$31
Derivatives not eligible for offset	77				$—	$—
	$108

Derivative Liabilities by Counterparty*
BOA	$40	$—	$—	$40	$—	$—
GSI	57	—	—	57
Derivatives eligible for offset	$97	$—	$—	$97
Derivatives not eligible for offset	20				$—	$1,775
	$117

Curian Dynamic Risk Advantage — Growth Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$46,655	$—	$—	$—	$10,395

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Curian/AQR Risk Parity Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to manage cash flows, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a substitute for investment in physical securities and commodities.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management.  The Fund entered into total return swap agreements to manage exposure to or hedge changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

Curian/AQR Risk Parity Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments	$1,095	$275	$—	$89	$1,459
Forward foreign currency contracts	—	—	417	—	417
Unrealized appreciation on OTC swap agreements	863	135	—	275	1,273
	$1,958	$410	$417	$364	$3,149
Liabilities:
Variation margin on financial derivative instruments	$891	$49	$—	$72	$1,012
Forward foreign currency contracts	—	—	905	—	905
Unrealized depreciation on OTC swap agreements	378	44	—	—	422
	$1,269	$93	$905	$72	$2,339
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Swap agreements	$2,016	$585	$—	$2,513	$5,114
Foreign currency related items	—	—	951	—	951
Futures contracts	2,681	8,405	—	6,800	17,886
	$4,697	$8,990	$951	$9,313	$23,951
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$931	$(389)	$—	$2,453	$2,995
Foreign currency related items	—	—	305	—	305
Futures contracts and centrally cleared swap agreements	767	(3,272)	—	4,116	1,611
	$1,698	$3,661	$305	$6,569	$4,911

Curian/AQR Risk Parity Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$491	$(148)	$—	$343	$—	$—
BOA	410	(153)	—	257	—	—
CIT	37	(37)	—	—	—	—
MLP	335	—	—	335	—	—
RBS	417	(417)	—	—	—	—
Derivatives eligible for offset	$1,690	$(755)	$—	$935
Derivatives not eligible for offset	1,459				$—	$—
	$3,149

Derivative Liabilities by Counterparty*
BCL	$148	$(148)	$—	$—	$1,380	$—
BOA	153	(153)	—	—	270	—
CIT	121	(37)	(84)	—	400	—
MLP	—	—	—	—	240	—
RBS	905	(417)	(488)	—	2,440	—
Derivatives eligible for offset	$1,327	$(755)	$(572)	$—
Derivatives not eligible for offset	1,012				$10,060	$—
	$2,339

Curian/AQR Risk Parity Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$385,150	$166,876	$—	$—	$186,232

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Curian/BlackRock Global Long Short Credit Fund Derivative Strategies - The Fund entered into options contracts as a means of risk management and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  The Fund entered into futures contracts to manage exposure to or hedge changes in security prices and interest rates and as a means of risk management.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management.  The Fund entered into interest rate swap agreements to manage duration.  The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to manage credit exposure, as a substitute for investment in physical securities, to speculate on changes in credit quality, to hedge a portfolio of credit default swap agreements or bonds and used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.  The Fund entered into total return swap agreements to manage exposure to or hedge changes in securities prices and as a substitute for investment in physical securities.

Curian/BlackRock Global Long Short Credit Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Investments — unaffiliated, at value(2)	$—	$61	$—	$—	$61
Variation margin on financial derivative instruments	42	16	—	77	135
Forward foreign currency contracts	—	—	1,642	—	1,642
Unrealized appreciation on OTC swap agreements	811	144	—	—	955
OTC swap premiums paid	2,581	—	—	—	2,581
	$3,434	$221	$1,642	$77	$5,374
Liabilities:
Variation margin on financial derivative instruments	$11	$6	$—	$80	$97
Options written, at value	—	13	—	—	13
Forward foreign currency contracts	—	—	451	—	451
Unrealized depreciation on OTC swap agreements	1,637	618	—	—	2,255
OTC swap premiums received	1,177	—	—	—	1,177
	$2,825	$637	$451	$80	$3,993
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Unaffiliated investments(2)	$(141)	$(418)	$(48)	$—	$(607)
Swap agreements	(1,030)	(43)	—	(27)	(1,100)
Foreign currency related items	—	—	(3,257)	—	(3,257)
Futures contracts	—	(379)	—	(2,812)	(3,191)
Written option contracts	47	74	—	—	121
	$(1,124)	$(766)	$(3,305)	$(2,839)	$(8,034)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$62	$(41)	$—	$—	$21
OTC swap agreements	(313)	(352)	—	—	(665)
Foreign currency related items	—	—	4,026	—	4,026
Futures contracts and centrally cleared swap agreements	(1,244)	69	—	(78)	(1,253)
Written option contracts	(7)	(17)	—	—	(24)
	$(1,502)	$(341)	$4,026	$(78)	$2,105

Curian/BlackRock Global Long Short Credit Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP†	$143	$(143)	$—	$—	$—	$—
BNP	62	(62)	—	—	—	—
BOA	38	(38)	—	—	—	—
CIT	152	(152)	—	—	—	—
CSI	261	(31)	—	230	—	—
DUB	1,572	(101)	—	1,471	—	—
GSC	14	—	—	14	—	—
GSI	89	(4)	—	85	—	—
JPM	262	(262)	—	—	—	—
MSS	3	—	—	3	—	—
UBS	1	(1)	—	—	—	—
Derivatives eligible for offset	$2,597	$(794)	$—	$1,803
Derivatives not eligible for offset	2,777				$—	$—
	$5,374

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Curian/BlackRock Global Long Short Credit Fund - Derivative and Financial Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBP†	$438	$(143)	$—	$295	$—	$—
BNP	73	(62)	—	11	—	—
BOA	105	(38)	(67)	—	543	—
CIT	1,108	(152)	(600)	356	600	—
CSI	31	(31)	—	—	—	—
DUB	101	(101)	—	—	—	—
GSB	75	—	—	75	—	—
GSI	4	(4)	—	—	—	—
JPM	681	(262)	(419)	—	1,213	—
UBS	90	(1)	—	89
Derivatives eligible for offset	$2,706	$(794)	$(1,086)	$826
Derivatives not eligible for offset	1,287				$1,530	$—
	$3,993

Curian/BlackRock Global Long Short Credit Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$191	$98,445	$160,207	$3,170	$167,502	$24,045

†

Some ISDA Master Agreements may contain a set-off provision allowing the Fund to offset a net amount payable by the Fund upon a default of its counterparty with amounts due to the Fund under another contract with the same counterparty.  Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.  For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Fund from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Fund by affiliates of the defaulting counterparty.  The insolvency regimes of many jurisdictions do, however, generally permit set off of simultaneous payables and receivables under certain types of financial contracts between the same legal entities upon a default of one of the entities, regardless of the existence of a contractual set off right in those contracts.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund Derivative Strategies - The Fund entered into options contracts to manage exposure to or hedge changes in foreign currencies, as a directional investment, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets and as part of its overall investment strategy.  The Fund entered into futures contracts to manage exposure to or hedge changes in security prices, interest rates and foreign currency rates, to gain exposure to certain markets, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities and as a means of risk management.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and as a means of risk management.  The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into cross-currency swap agreements to gain directional exposure to currencies, as a means of risk management and as part of its overall investment strategy.  The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to manage credit exposure, as a substitute for investment in physical securities and to speculate on changes in credit quality.  The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Investments — unaffiliated, at value(2)	$—	$483	$1,251	$—	$1,734
Variation margin on financial derivative instruments	—	152	—	71	223
Forward foreign currency contracts	—	—	4,087	—	4,087
Unrealized appreciation on OTC swap agreements	1,069	—	3,244	820	5,133
OTC swap premiums paid	9,105	—	—	—	9,105
	$10,174	$635	$8,582	$891	$20,282
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$165	$165
Options written, at value	—	—	487	—	487
Forward foreign currency contracts	—	—	6,242	—	6,242
Unrealized depreciation on OTC swap agreements	616	—	—	2,765	3,381
OTC swap premiums received	1,965	—	—	—	1,965
	$2,581	$—	$6,729	$2,930	$12,240
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$(589)	$—	$(589)
Swap agreements	(2,043)	(103)	715	1,089	(342)
Foreign currency related items	—	—	(3,716)	—	(3,716)
Futures contracts	—	567	—	(3,158)	(2,591)
Written option contracts	—	—	598	—	598
	$(2,043)	$464	$(2,992)	$(2,069)	$(6,640)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$6	$124	$—	$130
OTC swap agreements	(854)	(105)	(883)	1,364	(478)
Foreign currency related items	—	—	264	—	264
Futures contracts and centrally cleared swap agreements	—	(422)	—	(2,980)	(3,402)
Written option contracts	—	—	223	—	223
	$(854)	$(521)	$(272)	$(1,616)	$(3,263)

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BNP	$581	$(581)	$—	$—	$—	$1,086
BOA	763	(207)	(556)	—	—	6,465
CGM	1,374	(524)	—	850	—	—
CIT	541	(265)	(276)	—	933	—
DUB	1,620	(1,620)	—	—	—	—
GSC	439	(439)	—	—	—	—
GSI	817	(817)	—	—	—	2,270
JPM	3,770	(1,004)	(2,766)	—	3,980	—
MSC	228	(228)	—	—	—	—
SCB	821	(718)	(103)	—	761	—
Derivatives eligible for offset	$10,954	$(6,403)	$(3,701)	$850
Derivatives not eligible for offset	9,328				$—	$—
	$20,282

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund - Derivative and Financial Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BNP	$1,221	$(581)	$—	$640	$—	$—
BOA	207	(207)	—	—	—	—
CGM	524	(524)	—	—	—	—
CIT	265	(265)	—	—	—	—
DUB	2,124	(1,620)	(310)	194	—	310
GSC	1,632	(439)	—	1,193	—	—
GSI	2,082	(817)	—	1,265	—	—
JPM	1,004	(1,004)	—	—	—	—
MSC	315	(228)	(87)	—	—	125
SCB	718	(718)	—	—	—	—
UBS	18	—	—	18	—	—
Derivatives eligible for offset	$10,110	$(6,403)	$(397)	$3,310
Derivatives not eligible for offset	2,130				$—	$2,376
	$12,240

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$1,608	$94,067	$527,678	$192,843	$57,297	$184,924	$24,045

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Curian Long Short Credit Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in interest and foreign currency rates.  The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to manage credit exposure and as a substitute for investment in physical securities.

Curian Long Short Credit Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments	$—	$—	$—	$—	$—
Unrealized appreciation on OTC swap agreements	13	—	—	—	13
OTC swap premiums paid	710	—	—	—	710
	$723	$—	$—	$—	$723
Liabilities:
Variation margin on financial derivative instruments	$57	$—	$29	$211	$297
Unrealized depreciation on OTC swap agreements	53	—	—	—	53
OTC swap premiums received	1,001	—	—	—	1,001
	$1,111	$—	$29	$211	$1,351
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Swap agreements	$(211)	$—	$—	$—	$(211)
Futures contracts	—	—	137	(5,420)	(5,283)
	$(211)	$—	$137	$(5,420)	$(5,494)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$38	$—	$—	$—	$38
Futures contracts and centrally cleared swap agreements	(549)	—	(83)	(2,808)	(3,440)
	$(511)	$—	$(83)	$(2,808)	$(3,402)

Curian Long Short Credit Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
CIT	$13	$(13)	$—	$—	$—	$—
Derivatives eligible for offset	$13	$(13)	$—	$—
Derivatives not eligible for offset	710				$—	$—
	$723

Derivative Liabilities by Counterparty*
CIT	$49	$(13)	$—	$36	$—	$—
JPM	4	—	—	4	—	—
Derivatives eligible for offset	$53	$(13)	$—	$40
Derivatives not eligible for offset	1,298				$4,136	$—
	$1,351

Curian Long Short Credit Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$226,303	$—	$—	$63,194	$—

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Curian/PIMCO Credit Income Fund Derivative Strategies - The Fund entered into options contracts to manage exposure to or hedge changes in interest rates, inflation and foreign currencies.  The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements to manage credit exposure.

Curian/PIMCO Credit Income Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$—	$32	$32
Variation margin on financial derivative instruments	1	—	—	7	8
Forward foreign currency contracts	—	—	9	—	9
Unrealized appreciation on OTC swap agreements	265	—	—	21	286
OTC swap premiums paid	101	—	—	10	111
	$367	$—	$9	$70	$446
Liabilities:
Variation margin on financial derivative instruments	$7	$—	$—	$6	$13
Options written, at value	1	—	24	66	91
Forward foreign currency contracts	—	—	76	—	76
Unrealized depreciation on OTC swap agreements	5	—	—	172	177
OTC swap premiums received	172	—	—	18	190
	$185	$—	$100	$262	$547
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$—	$—	$—
Swap agreements	226	1	—	45	272
Foreign currency related items	—	—	(18)	—	(18)
Futures contracts	—	—		(41)	(41)
Written option contracts	10	—	6	86	102
	$236	$1	$(12)	$90	$315
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	—	—	(89)	(89)
OTC swap agreements	126	—	—	101	227
Foreign currency related items	—	—	(41)	—	(41)
Futures contracts and centrally cleared swap agreements	84	—	—	16	100
Written option contracts	94	—	7	1	102
	$304	$—	$(34)	$29	$299

Curian/PIMCO Credit Income Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP	$50	$(1)	$—	$49	$—	$—
BNP	33	(3)	—	30	—	—
BOA	38	(38)	—	—	—	—
CIT	22	(5)	—	17	—	—
CSI	31	—	—	31	—	—
DUB	35	(35)	—	—	—	—
GSC	4	(1)	—	3	—	—
GSI	41	—	—	41	—	—
JPM	39	(28)	—	11	—	—
MSC	6	(1)	—	5	—	—
MSS	25	(14)	(11)	—	16	—
UBS	3	(2)	—	1	—	—
Derivatives eligible for offset	$327	$(128)	$(11)	$188
Derivatives not eligible for offset	119				$—	$—
	$446

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Curian/PIMCO Credit Income Fund - Derivative and Financial Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBP	$1	$(1)	$—	$—	$—	$—
BCL	43	—	—	43	—	—
BNP	3	(3)	—	—	—	—
BOA	131	(38)	—	93	—	—
CIT	5	(5)	—	—	—	—
DUB	84	(35)	(11)	38	—	11
GSB	24	—	—	24	—	—
GSC	1	(1)	—	—	—	—
JPM	28	(28)	—	—	—	—
MSB	7	—	—	7	—	—
MSC	1	(1)	—	—	—	—
MSS	14	(14)	—	—	—	—
UBS	2	(2)	—	—	—	—
Derivatives eligible for offset	$344	$(128)	$(11)	$205
Derivatives not eligible for offset	203				$124	$560
	$547

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Master Forward Agreement Transaction Assets by Counterparty*
BNP	$888	$(878)	$—	$10	$—	$—
	$888	$(878)	$—	$10

Master Forward Agreement Transaction Liabilities by Counterparty*
BNP	$878	$(878)	$—	$—	$—	$—
	$878	$(878)	$—	$—

Curian/PIMCO Credit Income Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$198	$16,016	$5,445	$10,363	$20,177	$—

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Curian/UBS Global Long Short Fixed Income Opportunities Fund Derivative Strategies - The Fund entered into options contracts to manage its exposure to or hedge changes in securities prices, interest rates, foreign currencies, credit default swap valuations and interest rate swap valuations, as a directional investment, as a means of risk management, as an efficient means of adjusting overall exposure to certain markets and as part of its overall investments strategy.  The Fund entered into futures contracts to manage exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities and as a means of risk management.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances and to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to manage interest rate and yield curve exposure.  The Fund entered into cross-currency swap agreements as part of its overall investment strategy.  The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to manage duration at the cross sector level, to manage credit exposure, as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default and used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.  The Fund entered into total return swap agreements to manage exposure to or hedge changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its overall investment strategy.

Curian/UBS Global Long Short Fixed Income Opportunities Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$1,752	$4,654	$6,406
Variation margin on financial derivative instruments	105	—	—	202	307
Forward foreign currency contracts	—	—	1	—	1
Unrealized appreciation on OTC swap agreements	464	—	571	1,559	2,594
OTC swap premiums paid	336	—	—	—	336
	$905	$—	$2,324	$6,415	$9,644
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$302	$302
Options written, at value	82	—	2,013	3,063	5,158
Forward foreign currency contracts	—	—	631	—	631
Unrealized depreciation on OTC swap agreements	964	—	448	442	1,854
OTC swap premiums received	2,067	—	—	—	2,067
	$3,113	$—	$3,092	$3,807	$10,012
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$(1,093)	$(3,958)	$(5,051)
Swap agreements	(3,258)	196	130	476	(2,456)
Foreign currency related items	—	—	(833)	—	(833)
Futures contracts	—	—	—	3,045	3,045
Written option contracts	—	—	323	106	429
	$(3,258)	$196	$(1,473)	$(331)	$(4,866)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$(1,047)	$(2,985)	$(4,032)
OTC swap agreements	499	9	102	(2,420)	(1,810)
Foreign currency related items	—	—	(733)	—	(733)
Futures contracts and centrally cleared swap agreements	257	—	—	(2,943)	(2,686)
Written option contracts	16	—	499	2,169	2,684
	$772	$9	$(1,179)	$(6,179)	$(6,577)

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Curian/UBS Global Long Short Fixed Income Opportunities Fund - Derivative and Financial Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP	$2,248	$(1,259)	$(989)	$—	$—	$1,421
BOA	1,052	(1,052)	—	—	—	—
CIT	207	(207)	—	—	—	—
DUB	1	(1)	—	—	—	—
JPM	2,331	(1,324)	(930)	77	930	—
MSC	397	(217)	—	180	—	—
Derivatives eligible for offset	$6,236	$(4,060)	$(1,919)	$257
Derivatives not eligible for offset	3,408				$—	$—
	$9,644

Derivative Liabilities by Counterparty*
BBP	$1,259	$(1,259)	$—	$—	$—	$—
BCL	266	—	—	266	—	—
BOA	1,334	(1,052)	(282)	—	—	512
CIT	718	(207)	(511)	—	—	833
DUB	512	(1)	—	511	—	—
JPM	1,324	(1,324)	—	—	—	—
MSC	217	(217)	—	—	—	1,475
Derivatives eligible for offset	$5,630	$(4,060)	$(793)	$777
Derivatives not eligible for offset	4,382				$10,345	$—
	$10,012

Curian/UBS Global Long Short Fixed Income Opportunities Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$13,904	$92,618	$61,944	$559,329	$124,588	$181,634	$4,324

(1) The derivative instruments outstanding as of June 30, 2014, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2014, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

(2) Purchased options market value is reflected in Investments - unaffiliated, at value.  Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively, in the Statements of Operations.

(3) Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

(4) Financial instruments eligible for offset but not offset in the Statements of Assets and Liabilities.

(5) Cash and security collateral not offset in the Statements of Assets and Liabilities.  For derivative assets and liabilities, amounts do not reflect over-collateralization.

(6) For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default.  For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

(7) Cash and security collateral pledged or segregated for derivative investments.  For assets, amount reflects collateral received from or segregated by the counterparty.  For liabilities, amount reflects collateral pledged or segregated by the Fund.  Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

(8) Investment liabilities and assets include delayed delivery securities and secured borrowings.  Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investment and the net amount reflects net unrealized gain or loss.  The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

* Counterparties are defined on page 125 in the Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative instrument during the period is as follows:  Curian/Baring International Fixed Income Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management.  Curian/DFA U.S. Micro Cap Fund entered into futures contracts to manage cash flows.  Curian/FAMCO Flex Core Covered Call Fund entered into options contracts to manage exposure to or hedge changes in securities prices, to generate income and as a part of its overall investment strategy.  Curian/Neuberger Berman Currency Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy.  Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund entered into futures contracts to gain exposure to certain markets and as a substitute for investment in physical securities.  Curian/T. Rowe Price Capital Appreciation Fund entered into options contracts to manage its exposure to or hedge changes in securities prices, to generate income and as a part of its overall investment strategy.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

The derivative instruments outstanding as of June 30, 2014, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2014, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.  For Funds which held only one type of derivative during the period, the average derivative volume (in thousands) is as follows:

	Notional Value at Purchase of Futures Contracts	Cost of Options Purchased and Written	Cost of Forward Foreign Currency Contracts
Curian/Baring International Fixed Income Fund	$—	$—	$9,333
Curian/FAMCO Flex Core Covered Call Fund	—	2,689	—
Curian/Neuberger Berman Currency Fund	—	—	895,819
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	172,965	—	—
Curian/T.Rowe Price Capital Appreciation Fund	—	73	—

Pledged or Segregated Collateral - The following table summarizes cash and securities collateral (in thousands) for Funds for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

	Prime Broker	Counterparties	Futures Contracts Pledged or Segregated Cash	Securities Sold Short Securities Collateral Pledged	Repurchase Agreement Cash Collateral Pledged	Repurchase Agreement Securities Collateral Received
Curian/BlackRock Global Long Short Credit Fund	N/A	BBP, MSC	$—	$—	$2,183	2,858
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	N/A	GSC	8,314	—	—	—
Curian/Nicholas Convertible Arbitrage Fund	UBS	N/A	—	105,263	—	—
Curian/PineBridge Merger Arbitrage Fund	CSI	N/A	—	18,999	—	—

NOTE 7.  INVESTMENT RISKS AND REGULATORY MATTERS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Convertible Securities Risk - A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Certain Funds invest in exchange trade notes which are unsecured debt securities.  Similar to other debt securities, they are backed by the credit of the issuer, and there is credit risk associated with these investments.  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Emerging Market Securities Risk - Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets.  Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries.  These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Participatory Note Risk - The Curian/Ashmore Emerging Market Small Cap Equity Fund and Curian/Franklin Templeton Frontier Markets Fund invest in P-Notes.  P-Notes may contain various risks including the potential inability of the counterparty to fulfill its obligations under the terms of the contract.  An issuer of P-Notes may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or credit rating may affect a security’s value. These securities may be more volatile and less liquid than other investments held by a Fund.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Real Estate Investment Risk - The Curian/CenterSquare International REIT Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets.  Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.  Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT.  Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses.  Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Master Limited Partnership Risk - Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation.  Holders of MLPs have limited control on matters affecting the partnership.  Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.  MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk - When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations.  Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.  The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

NOTE 8.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administration Fee - The Trust has an investment advisory and management agreement and administration agreement with Curian.  Pursuant to the advisory agreement, each Fund pays Curian an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by Curian to the Sub-Advisers as compensation for their services.  The following is a schedule of the fees each Fund is currently obligated to pay Curian:

	Assets	Advisory Fee
Curian Tactical Advantage Funds	$0 to $1 billion	0.75%
	Over $1 billion	0.70
Curian Dynamic Risk Advantage Funds	$0 to $1 billion	0.85
	Over $1 billion	0.80
Curian/Aberdeen Latin America Fund	$0 to $1 billion	1.35
	Over $1 billion	1.30
Curian/AQR Risk Parity Fund	$0 to $1 billion	0.85
	Over $1 billion	0.80
Curian/Ashmore Emerging Market Small Cap Equity Fund	$0 to $1 billion	1.10
	Over $1 billion	1.05
Curian/Baring International Fixed Income Fund	$0 to $1 billion	0.60
	Over $1 billion	0.55
Curian/BlackRock Global Long Short Credit Fund	$0 to $1 billion	0.95
	Over $1 billion	0.90
Curian/CenterSquare International REIT Fund	$0 to $1 billion	0.80
	Over $1 billion	0.75
Curian/DFA U.S. Micro Cap Fund	$0 to $1 billion	0.80
	Over $1 billion	0.75
Curian/DoubleLine Total Return Fund	$0 to $1 billion	0.50
	Over $1 billion	0.45
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	$0 to $1 billion	0.95
	Over $1 billion	0.90
Curian/Epoch Global Shareholder Yield Fund	$0 to $1 billion	0.70
	Over $1 billion	0.65
Curian/FAMCO Flex Core Covered Call Fund	$0 to $1 billion	0.60
	Over $1 billion	0.55
Curian Focused International Equity Fund	$0 to $1 billion	0.80
	Over $1 billion	0.75
Curian Focused U.S. Equity Fund	$0 to $1 billion	0.70
	Over $1 billion	0.65
Curian/Franklin Templeton Frontier Markets Fund	$0 to $1 billion	1.40
	Over $1 billion	1.35

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Assets	Advisory Fee
Curian/Franklin Templeton Natural Resources Fund	$0 to $1 billion	0.80%
	Over $1 billion	0.75
Curian/Lazard International Strategic Equity Fund	$0 to $1 billion	0.80
	Over $1 billion	0.75
Curian Long Short Credit Fund	$0 to $1 billion	0.95
	Over $1 billion	0.90
Curian/Neuberger Berman Currency Fund	$0 to $1 billion	0.70
	Over $1 billion	0.65
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	$0 to $1 billion	0.60
	Over $1 billion	0.55
Curian/Nicholas Convertible Arbitrage Fund	$0 to $1 billion	0.85
	Over $1 billion	0.80
Curian/PIMCO Credit Income Fund	$0 to $1 billion	0.40
	Over $1 billion	0.35
Curian/PineBridge Merger Arbitrage Fund	$0 to $1 billion	0.85
	Over $1 billion	0.80
Curian/Schroder Emerging Europe Fund	$0 to $1 billion	1.10
	Over $1 billion	1.05
Curian/T. Rowe Price Capital Appreciation Fund	$0 to $1 billion	0.70
	Over $1 billion	0.65
Curian/The Boston Company Equity Income Fund	$0 to $1 billion	0.55
	Over $1 billion	0.50
Curian/UBS Global Long Short Fixed Income Opportunities Fund	$0 to $1 billion	0.95
	Over $1 billion	0.90
Curian/Van Eck International Gold Fund	$0 to $1 billion	0.80
	Over $1 billion	0.75

Pursuant to the administration agreement, Curian receives an annual fee, accrued daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund.  In return for the fees paid under the administration agreement, Curian provides or procures all necessary administrative functions and services for the operation of the Funds.  Subject to the oversight of the Board, Curian is responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds.  In addition, Curian, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing and all other services necessary for the operation of each Fund.  Each Fund is responsible for registration fees, trading expenses, including brokerage commissions, interest and taxes, other non-operating expenses, errors and omission insurance dedicated to the independent Trustees, the fees and expenses of the independent Trustees and independent legal counsel to the independent Trustees, the costs associated with the Chief Compliance Officer, and certain nonrecurring or extraordinary expenses.

Fee Waivers - Pursuant to contractual fee waiver agreements, Curian agreed to waive a portion of its advisory fees for each of the following Funds:

Fund	Advisory Fee Waiver as a Percentage of Average Daily Net Assets
Curian Tactical Advantage Funds	0.30%
Curian Dynamic Risk Advantage — Diversified Fund	0.07
Curian Dynamic Risk Advantage — Growth Fund	0.07
Curian Dynamic Risk Advantage — Income Fund	0.35
Curian/AQR Risk Parity Fund	0.20
Curian/DoubleLine Total Return Fund	0.12
Curian Focused International Equity Fund	0.02
Curian Focused U.S. Equity Fund	0.11
Curian/T. Rowe Price Capital Appreciation Fund	0.13

T. Rowe Price Associates, Inc., the Sub-Adviser for the Curian/T. Rowe Price Capital Appreciation Fund, agreed to voluntarily waive a portion of its annual sub-advisory fee of the Fund.  The Adviser contractually agreed to waive the portion of its advisory fee equal to the Sub-Adviser fee waiver.

None of the waived fees can be recaptured by Curian.  The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Other Service Providers - Curian has entered into a sub-administration and fund accounting services agreement with JFS, and is responsible for the compensation of JFS for services provided pursuant to such agreement.  Curian pays JFS for such services through the fees earned pursuant to the administration agreement.  The Trust has entered into a fund compliance services agreement with JFS.  Pursuant to the fund compliance services agreement, JFS provides compliance oversight services to the Trust.  JPM Chase acts as custodian for the Funds.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Distribution Agreement - The Trust has a Distribution Agreement, under the provisions of Rule 12b-1 under the 1940 Act, with Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s shares.  Under the Rule 12b-1 fee plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.25% of the average daily net assets of the Fund, and pays the fee monthly to JNLD.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees in the Statements of Operations.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby a disinterested Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2014, certain Funds invested in the JNL Money Market Fund, which is managed by JNAM.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  JNAM serves as the Adviser and Administrator for JNL Money Market Fund.  Curian/BlackRock Global Long Short Credit Fund invested in the iShares Transportation Average ETF which is an affiliate of the Fund’s Sub-Adviser.  Curian/T. Rowe Price Capital Appreciation Fund invested in T. Rowe Price Reserves Investment Fund as a cash management tool and T. Rowe Price Institutional Floating Rate Fund which are affiliates of the Fund’s Sub-Adviser.  The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

The following table details cash management investments in affiliates held at June 30, 2014.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2014.

	JNL Money Market Fund
	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian Tactical Advantage 35 Fund	$374	$3	$—
Curian Tactical Advantage 60 Fund	537	391	—
Curian Tactical Advantage 75 Fund	714	242	—
Curian Dynamic Risk Advantage - Diversified Fund	38,251	21,426	—
Curian Dynamic Risk Advantage - Growth Fund	5,902	7,433	—
Curian Dynamic Risk Advantage - Income Fund	2,311	1,807	—
Curian/Aberdeen Latin America Fund	290	208	—
Curian/AQR Risk Parity Fund	56,500	16,500	1
Curian/Ashmore Emerging Market Small Cap Equity Fund	299	699	—
Curian/Baring International Fixed Income Fund	248	152	—
Curian/BlackRock Global Long Short Credit Fund	81,199	—	—
Curian/CenterSquare International REIT Fund	335	—	—
Curian/DFA U.S. Micro Cap Fund	732	416	—
Curian/DoubleLine Total Return Fund	19,365	55,569	2
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	40,478	34,772	1
Curian/Epoch Global Shareholder Yield Fund	1,067	1,344	—
Curian/FAMCO Flex Core Covered Call Fund	3,016	11,061	—
Curian Focused International Equity Fund	367	5,365	—
Curian Focused U.S. Equity Fund	273	2,784	—
Curian/Franklin Templeton Frontier Markets Fund	2,357	7,746	—
Curian/Franklin Templeton Natural Resources Fund	6,804	10,735	—
Curian/Lazard International Strategic Equity Fund	2,492	6,352	—
Curian Long Short Credit Fund	20,333	24,000	1
Curian/Neuberger Berman Currency Fund	10,223	5,780	—
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	1,727	—
Curian/Nicholas Convertible Arbitrage Fund	41,670	15,075	1
Curian/PIMCO Credit Income Fund	616	1,313	—
Curian/PineBridge Merger Arbitrage Fund	44,368	12,290	1
Curian/Schroder Emerging Europe Fund	367	595	—
Curian/T. Rowe Price Capital Appreciation Fund	—	348	—
Curian/The Boston Company Equity Income Fund	536	594	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	4,000	5,750	—
Curian/Van Eck International Gold Fund	5,330	2,628	—

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian/T. Rowe Price Capital Appreciation Fund	$3,903	$7,524	$2

The following table details each Fund’s long term investments in affiliates held during the period ended June 30, 2014.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Value End of Period
Curian/BlackRock Global Long Short Credit Fund	iShares Transportation Average ETF	$236	$—	$231	$—	$10	$—
Curian/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Institutional Floating Rate Fund	759	518	256	19	—	1,021

NOTE 9.  BORROWING ARRANGEMENTS

The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders.  The Funds participate in the SCA with other funds managed by JNAM and Curian in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  Effective June 6, 2014, the Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Prior to June 6, 2014, the amount available under the facility was $300,000,000.  Also effective June 6, 2014, Curian/AQR Risk Parity Fund, Curian/DoubleLine Total Return Fund, Curian Focused International Equity Fund, Curian Focused U.S. Equity Fund and Curian/T. Rowe Price Capital Appreciation Fund were added to the SCA.  Prior to this date these Funds did not participate in the SCA.  Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis.  The Funds pay an annual commitment fee of 0.075% of the available commitments and an annual administration fee to JPM Chase.  These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets.  No amounts were borrowed under the facility during the period.  The fees are included in other expenses in each Fund’s Statement of Operations.

NOTE 10.  FUND ACQUISITIONS

The following tables include information (in thousands) relating to an acquisition that was completed on April 28, 2014 by a taxable exchange of shares of Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund for shares of Curian/Nicholas Convertible Arbitrage Fund pursuant to a plan of reorganization approved by the Board at a meeting held on December 16 and 17, 2013.  The purpose of the acquisition was to combine Funds managed by the Adviser with comparable investment objectives and strategies.  For financial reporting purposes, shares were issued at NAV based on the fair value of the assets received by the acquiring Fund.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian/Nicholas Convertible Arbitrage Fund	$115,414	11,710	$260,145	24,123	10,710

Assuming the April 28, 2014 acquisition had been completed on January 1, 2014, the acquiring Fund’s pro forma results of operations (in thousands) for the period ended June 30, 2014, would have been:

Acquiring Fund	Net Investment Loss	Net Realized Gain	Net Change in Unrealized Appreciation	Net Increase in Net Assets from Operations
Curian/Nicholas Convertible Arbitrage Fund	$(5,722)	$4,758	$4,875	$3,911

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment loss and net realized and unrealized gain (loss) of the acquired Fund that has been included in the respective acquiring Fund’s Statements of Operations since April 28, 2014 for the respective acquisition.

NOTE 11.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands).  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following:  foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or REIT securities, net operating losses, accounting treatment of notional principal contracts and distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2013, the Funds’ last fiscal year end, the following Funds had capital, currency and/or PFIC mark-to-market losses (in thousands) realized after October 31, 2013 (“Post-October losses”), which were deferred for tax purposes to the first day of the current fiscal year, January 1, 2014:

Amount
Curian/Aberdeen Latin America Fund	$7
Curian/Ashmore Emerging Market Small Cap Equity Fund	2
Curian/Baring International Fixed Income Fund	194
Curian/Epoch Global Shareholder Yield Fund	9
Curian/FAMCO Flex Core Covered Call Fund	551
Curian/PIMCO Credit Income Fund	551
Curian/Schroder Emerging Europe Fund	202
Curian/Urdang International REIT Fund	179

At December 31, 2013, the Funds’ last fiscal year end, the following Funds had net capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains.  Details of the capital loss carryforwards are listed in the table below.

	No Expiration
	Short Term	Long Term	Total
Curian/Aberdeen Latin America Fund	$44	$—	$44
Curian/Ashmore Emerging Market Small Cap Equity Fund	254	—	254
Curian/Baring International Fixed Income Fund	97	—	97
Curian/BlackRock Global Long Short Credit Fund	341	—	341
Curian/DoubleLine Total Return Fund	48	—	48
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	1,048	—	1,048
Curian/FAMCO Flex Core Covered Call Fund	1,055	—	1,055
Curian/PIMCO Credit Income Fund	600	322	922
Curian/Schroder Emerging Europe Fund	104	—	104
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	8,690	—	8,690
Curian/UBS Global Long Short Fixed Income Opportunities Fund	6	713	719
Curian/Urdang International REIT Fund	100	—	100
Curian/Van Eck International Gold Fund	12,660	2,812	15,472

As of June 30, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Tactical Advantage 35 Fund	$54,749	$1,551	$(216)	$1,335
Curian Tactical Advantage 60 Fund	136,772	5,337	(263)	5,074
Curian Tactical Advantage 75 Fund	118,672	5,399	(173)	5,226
Curian Dynamic Risk Advantage - Diversified Fund	347,829	395	(334)	61
Curian Dynamic Risk Advantage - Growth Fund	63,000	21	(742)	(721)
Curian Dynamic Risk Advantage - Income Fund	200,052	3,202	(2,974)	228
Curian/Aberdeen Latin America Fund	12,553	255	(1,544)	(1,289)
Curian/AQR Risk Parity Fund	271,993	4,023	—	4,023
Curian/Ashmore Emerging Market Small Cap Equity Fund	32,998	2,933	(1,233)	1,700
Curian/Baring International Fixed Income Fund	22,200	1,000	(193)	807
Curian/BlackRock Global Long Short Credit Fund	491,177	16,440	(706)	15,734
Curian/CenterSquare International REIT Fund	17,553	1,089	(685)	404
Curian/DFA U.S. Micro Cap Fund	133,110	38,246	(6,521)	31,725
Curian/DoubleLine Total Return Fund	905,792	16,959	(861)	16,098
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	403,930	10,486	(4,022)	6,464
Curian/Epoch Global Shareholder Yield Fund	46,259	5,441	(748)	4,693
Curian/FAMCO Flex Core Covered Call Fund	196,608	18,781	(1,446)	17,335
Curian Focused International Equity Fund	119,459	8,019	(3,630)	4,389
Curian Focused U.S. Equity Fund	48,979	2,496	(774)	1,722
Curian/Franklin Templeton Frontier Markets Fund	117,955	24,206	(6,537)	17,669
Curian/Franklin Templeton Natural Resources Fund	147,909	25,819	(5,293)	20,526
Curian/Lazard International Strategic Equity Fund	81,297	6,422	(958)	5,464
Curian Long Short Credit Fund	390,945	9,761	(2,191)	7,570
Curian/Neuberger Berman Currency Fund	112,120	3	(5)	(2)
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	173,928	23	(27)	(4)
Curian/Nicholas Convertible Arbitrage Fund	408,228	35,799	(2,758)	33,041
Curian/PIMCO Credit Income Fund	71,185	2,029	(265)	1,764
Curian/PineBridge Merger Arbitrage Fund	231,027	5,869	(478)	5,391

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian/Schroder Emerging Europe Fund	$16,689	$1,295	$(769)	$526
Curian/T. Rowe Price Capital Appreciation Fund	58,820	3,400	(163)	3,237
Curian/The Boston Company Equity Income Fund	46,455	5,327	(321)	5,006
Curian/UBS Global Long Short Fixed Income Opportunities Fund	215,350	7,109	(5,887)	1,222
Curian/Van Eck International Gold Fund	159,210	20,642	(16,924)	3,718

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2013 was as follows:

	Net Ordinary Income*	Long-term Capital Gain	Return of Capital
Curian Tactical Advantage 35 Fund	$31	$10	$—
Curian Tactical Advantage 60 Fund	48	8	—
Curian Tactical Advantage 75 Fund	97	2	—
Curian Dynamic Risk Advantage - Diversified Fund	28	313	—
Curian Dynamic Risk Advantage - Growth Fund	—	1,949	—
Curian Dynamic Risk Advantage - Income Fund	93	—	—
Curian/Aberdeen Latin America Fund	57	—	—
Curian/Ashmore Emerging Market Small Cap Equity Fund	3	—	—
Curian/Baring International Fixed Income Fund	105	—	—
Curian/DFA U.S. Micro Cap Fund	1,273	279	—
Curian/Epoch Global Shareholder Yield Fund	3,487	827	—
Curian/FAMCO Flex Core Covered Call Fund	971	—	—
Curian/Franklin Templeton Natural Resources Fund	430	—	—
Curian/Neuberger Berman Currency Fund	1,759	—	—
Curian/Nicholas Convertible Arbitrage Fund	1,177	—	—
Curian/PIMCO Credit Income Fund	952	—	—
Curian/PineBridge Merger Arbitrage Fund	804	—	—
Curian/Schroder Emerging Europe Fund	217	—	—
Curian/T. Rowe Price Capital Appreciation Fund	122	—	—
Curian/The Boston Company Equity Income Fund	2,505	696	—
Curian/Urdang International REIT Fund	202	—	22
Curian/Van Eck International Gold Fund	223	—	—

*   Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in the 2012 and 2013 returns which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2014.

NOTE 12.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes except for the following:

Effective August 21, 2014, the Board voted to appoint Mark D. Nerud as President and Chief Executive Officer of the Trust.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Additional Disclosures

June 30, 2014

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees of certain Funds and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Net Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Net Expense Ratios	Expenses Paid During Period††
Curian Tactical Advantage 35 Fund
	$1,000.00	$1,032.70	0.92%	$4.64	$1,000.00	$1,020.23	0.92%	$4.61
Curian Tactical Advantage 60 Fund
	1,000.00	1,035.50	0.92	4.64	1,000.00	1,020.23	0.92	4.61
Curian Tactical Advantage 75 Fund
	1,000.00	1,036.30	0.92	4.65	1,000.00	1,020.23	0.92	4.61
Curian Dynamic Risk Advantage - Diversified Fund
	1,000.00	1,049.00	1.25	6.35	1,000.00	1,018.60	1.25	6.26
Curian Dynamic Risk Advantage - Growth Fund
	1,000.00	1,007.50	1.25	6.22	1,000.00	1,018.60	1.25	6.26
Curian Dynamic Risk Advantage - Income Fund
	1,000.00	1,062.70	0.97	4.96	1,000.00	1,019.98	0.97	4.86
Curian/Aberdeen Latin America Fund
	1,000.00	1,051.90	1.84	9.36	1,000.00	1,015.66	1.84	9.20
Curian/AQR Risk Parity Fund
	1,000.00	1,119.30	1.14	5.99	1,000.00	1,019.15	1.14	5.71
Curian/Ashmore Emerging Market Small Cap Equity Fund
	1,000.00	1,035.60	1.58	7.97	1,000.00	1,016.97	1.58	7.90
Curian/Baring International Fixed Income Fund
	1,000.00	1,059.60	1.08	5.52	1,000.00	1,019.43	1.08	5.41
Curian/BlackRock Global Long Short Credit Fund
	1,000.00	1,027.70	2.11	10.61	1,000.00	1,014.32	2.11	10.54
Curian/CenterSquare International REIT Fund
	1,000.00	1,055.60	1.28	6.52	1,000.00	1,018.43	1.28	6.41
Curian/DFA U.S. Micro Cap Fund
	1,000.00	1,013.90	1.27	6.34	1,000.00	1,018.50	1.27	6.36
Curian/DoubleLine Total Return Fund
	1,000.00	1,042.00	0.86	4.35	1,000.00	1,020.53	0.86	4.31
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
	1,000.00	1,011.60	1.68	8.38	1,000.00	1,016.45	1.68	8.40
Curian/Epoch Global Shareholder Yield Fund
	1,000.00	1,088.00	1.17	6.06	1,000.00	1,018.99	1.17	5.86
Curian/FAMCO Flex Core Covered Call Fund
	1,000.00	1,044.90	1.07	5.43	1,000.00	1,019.50	1.07	5.36
Curian Focused International Equity Fund
	1,000.00	1,039.00	1.25	6.32	1,000.00	1,018.60	1.25	6.26

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Net Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Net Expense Ratios	Expenses Paid During Period††
Curian Focused U.S. Equity Fund
	$1,000.00	$1,051.00	1.06%	$5.39	$1,000.00	$1,019.55	1.06%	$5.31
Curian/Franklin Templeton Frontier Markets Fund
	1,000.00	1,042.10	1.88	9.52	1,000.00	1,015.47	1.88	9.39
Curian/Franklin Templeton Natural Resources Fund
	1,000.00	1,157.40	1.27	6.79	1,000.00	1,018.50	1.27	6.36
Curian/Lazard International Strategic Equity Fund
	1,000.00	1,045.70	1.27	6.44	1,000.00	1,018.50	1.27	6.36
Curian Long Short Credit Fund
	1,000.00	1,026.50	1.44	7.24	1,000.00	1,017.74	1.44	7.20
Curian/Neuberger Berman Currency Fund
	1,000.00	1,011.20	1.17	5.83	1,000.00	1,018.97	1.17	5.86
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund*
	1,000.00	1,011.00	1.07	1.86	1,000.00	1,019.47	1.07	5.36
Curian/Nicholas Convertible Arbitrage Fund
	1,000.00	1,022.70	1.87	9.38	1,000.00	1,015.52	1.87	9.35
Curian/PIMCO Credit Income Fund
	1,000.00	1,060.00	0.87	4.44	1,000.00	1,020.48	0.87	4.36
Curian/PineBridge Merger Arbitrage Fund
	1,000.00	992.10	1.65	8.15	1,000.00	1,016.66	1.65	8.25
Curian/Schroder Emerging Europe Fund
	1,000.00	981.60	1.64	8.06	1,000.00	1,016.98	1.64	8.20
Curian/T. Rowe Price Capital Appreciation Fund
	1,000.00	1,066.60	1.05	5.38	1,000.00	1,019.59	1.05	5.26
Curian/The Boston Company Equity Income Fund
	1,000.00	1,057.50	1.02	5.20	1,000.00	1,019.74	1.02	5.11
Curian/UBS Global Long Short Fixed Income Opportunities Fund
	1,000.00	988.00	1.43	7.05	1,000.00	1,017.69	1.43	7.15
Curian/Van Eck International Gold Fund
	1,000.00	1,353.90	1.27	7.41	1,000.00	1,018.50	1.27	6.36

* Fund has less than 6-month’s operating history.  For Funds with less than 6-month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

†  For Funds with at least 6-month’s operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).  For Funds with less than 6-month’s operating history, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 63/365 (to reflect the period since the Fund’s inception).

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing Curian Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF CURIAN VARIABLE SERIES TRUST (“TRUST”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2014:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX (1)
David W. Agostine	$72,648	$0	$0	$93,250
Gregory P. Contillo	$64,848	$0	$0	$83,250
Dylan E. Taylor	$59,985	$0	$0	$77,000
Mark S. Wehrle	$66,018	$0	$0	$84,750	(2)
Scot T. Wetzel	$60,948	$0	$0	$78,250	(3)

(1)

The fees paid to the Independent Trustees are paid for combined service on the Boards of the Trust and Curian Series Trust (the “Fund Complex”). The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Trustees from the Trust and Fund Complex is $416,500.

(2)	Amount includes $16,700 deferred by Mr. Wehrle.
(3)	Amount includes $2,000 deferred by Mr. Wetzel.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing Curian Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

SUPPLEMENT DATED MAY 8, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

CURIAN VARIABLE SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective May 8, 2014, unless otherwise noted below.

In the section entitled, “Summary Overview of Each Fund” for the Curian/Schroder Emerging Europe Fund under “Principal Risks of Investing in the Fund,” please add the following risk:

•                  Liquidity risk — Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

This supplement is dated May 8, 2014.

(To be used with JMV8037 04/14, JMV8037NY 04/14, JMV8037BE 04/14, and JMV8037BENY 04/14.)

CMV13021 05/14

SUPPLEMENT DATED MAY 12, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

CURIAN VARIABLE SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — Interest Rate Opportunities Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses(1)	0.12%
Acquired Fund Fees and Expenses(2)	1.28%
Total Annual Fund Operating Expenses	1.55%

(1)  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

(2)  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — Interest Rate Opportunities Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$158	$490	$845	$1,845

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — Multi-Strategy Income Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses(1)	0.12%
Acquired Fund Fees and Expenses(2)	1.06%
Total Annual Fund Operating Expenses	1.33%

(1)  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

(2)  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — Multi-Strategy Income Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$135	$421	$729	$1,601

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — Growth Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses(1)	0.12%
Acquired Fund Fees and Expenses(2)	1.16%
Total Annual Fund Operating Expenses	1.43%

(1)  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

(2)  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — Growth Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$146	$452	$782	$1,713

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — Institutional Alt 100 Conservative Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses(1)	0.12%
Acquired Fund Fees and Expenses(2)	1.64%
Total Annual Fund Operating Expenses	1.91%

(1)  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

(2)  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — Institutional Alt 100 Conservative Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$194	$600	$1,032	$2,233

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — Institutional Alt 100 Growth Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses(1)	0.12%
Acquired Fund Fees and Expenses(2)	1.59%
Total Annual Fund Operating Expenses	1.86%

(1)  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

(2)  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — Institutional Alt 100 Growth Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$189	$585	$1,006	$2,180

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — International Opportunities Conservative Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses(1)	0.12%
Acquired Fund Fees and Expenses(2)	1.13%
Total Annual Fund Operating Expenses	1.40%

(1)  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

(2)  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — International Opportunities Conservative Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$143	$443	$766	$1,680

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — International Opportunities Moderate Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses(1)	0.12%
Acquired Fund Fees and Expenses(2)	1.24%
Total Annual Fund Operating Expenses	1.51%

(1)  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

(2)  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — International Opportunities Moderate Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$154	$477	$824	$1,802

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — International Opportunities Growth Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses(1)	0.12%
Acquired Fund Fees and Expenses(2)	1.31%
Total Annual Fund Operating Expenses	1.58%

(1)  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

(2)  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — International Opportunities Growth Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$161	$499	$860	$1,878

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — Real Assets Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses(1)	0.12%
Acquired Fund Fees and Expenses(2)	1.16%
Total Annual Fund Operating Expenses	1.43%

(1)  “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

(2)  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance — Real Assets Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:

1 year	3 years	5 years	10 years
$146	$452	$782	$1,713

This supplement is dated May 12, 2014.

(To be used with JMV8037 04/14, JMV8037BE 04/14, JMV8037NY 04/14 and JMV8037BENY 04/14)

CMV13032 05/14

SUPPLEMENT DATED JUNE 23, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

CURIAN VARIABLE SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective June 23, 2014, unless otherwise noted below.

For the Curian Guidance — Interest Rate Opportunities Fund, Curian Guidance — Multi-Strategy Income Fund, Curian Guidance — Equity Income Fund, Curian Guidance — Conservative Fund, Curian Guidance — Moderate Fund, Curian Guidance — Growth Fund, Curian Guidance — Moderate Growth Fund, Curian Guidance — Maximum Growth Fund, Curian Guidance — Tactical Moderate Growth Fund, Curian Guidance — Tactical Maximum Growth Fund, Curian Guidance — Institutional Alt 65 Fund, Curian Guidance — Institutional Alt 100 Conservative Fund, Curian Guidance — Institutional Alt 100 Moderate Fund, Curian Guidance — Institutional Alt 100 Growth Fund, Curian Guidance — International Opportunities Conservative Fund, Curian Guidance — International Opportunities Moderate Fund, Curian Guidance — International Opportunities Growth Fund, Curian Guidance — Equity 100 Fund, Curian Guidance — Fixed Income 100 Fund, and Curian Guidance — Real Assets Fund, please remove all references to Brian Hargreaves.

For the Curian/CenterSquare International REIT Fund, please remove all references to Alan Supple and Roberto Versace.

In the section entitled “Summary Overview of Each Fund” for the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, under “Principal Risks of Investing in the Fund,” please add the following risks:

•                  Asset-based securities risk — Asset-based securities are fixed income securities whose value is related to the market price of certain natural resources, such as precious metals, as well as other assets, such as credit card receivables.  Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation.  There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets.  For example, precious metal prices historically have been very volatile, which may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•                  Mortgage-related and other asset-backed securities risk — Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

This supplement is dated June 23, 2014.

(To be used with JMV8037 04/14, JMV8037BE 04/14, JMV8037NY 04/14 and JMV8037BENY 04/14)

CMV13248 06/14

SUPPLEMENT DATED JULY 15, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

CURIAN VARIABLE SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective July 15, 2014.

For the Curian/Ashmore Emerging Market Small Cap Equity Fund, please remove all references to John DiTieri.

This supplement is dated July 15, 2014.

(To be used with JMV8037 04/14, JMV8037BE 04/14, JMV8037NY 04/14 and JMV8037BENY 04/14)

CMV13389 07/14

SUPPLEMENT DATED JULY 21, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

CURIAN VARIABLE SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective immediately.

In the section entitled “Summary Overview of Each Fund” for the Curian Guidance — Institutional Alt 100 Moderate Fund, Curian Dynamic Risk Advantage — Diversified Fund, and Curian Dynamic Risk Advantage — Growth Fund, under “Performance,” please:

•                  add the following paragraph after the last paragraph in the section:

Effective July 1, 2014, the Dow Jones-UBS Commodity Index family, owned by UBS was rebranded as the “Bloomberg Commodity Index Family.” Bloomberg LP replaced Dow Jones as the index administrator, and Bloomberg is now responsible for the methodology, calculation, distribution, and licensing.  The rebranding does not in any way affect the investment objectives or principal investment strategies of the Fund, which remain unchanged, or the manner in which the Fund is managed.

•                  delete “Dow Jones-UBS Commodity Index” from the Average Annual Total Returns table and replace with “Bloomberg Commodity TR USD Index.”

This supplement is dated July 21, 2014.

(To be used with JMV8037 04/14, JMV8037BE 04/14, JMV8037NY 04/14 and JMV8037BENY 04/14)

CMV13447 07/14

Curian Variable Series Trust 7601 Technology Way Denver, CO 80237	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Below is a Schedule I — Investments in securities of unaffiliated issuers for the Curian/Ashmore Emerging Market Small Cap Equity Fund, the Curian/BlackRock Global Long Short Credit Fund, the Curian/DFA U.S. Micro Cap Fund, the Curian/Epoch Global Shareholder Yield Fund, the Curian/Franklin Templeton Natural Resources Fund, the Curian Long Short Credit Fund, the Curian/PIMCO Credit Income Fund, the Curian/T.Rowe Price Capital Appreciation Fund, and the Curian/UBS Global Long Short Fixed Income Opportunities Fund, for which a summary schedule of investments was provided in the Semi-Annual Report dated June 30, 2014, pursuant to §210.1212 of Regulation S-X.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

Curian/Ashmore Emerging Market Small Cap Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 97.6%

ARGENTINA - 1.7%
IRSA Inversiones y Representaciones SA - ADR (a)	36	$584

BRAZIL - 10.1%
All America Latina Logistica SA	35	133
Direcional Engenharia SA	63	327
GAEC Educacao SA	30	396
Iochpe-Maxion SA	65	571
Magazine Luiza SA	89	367
Tegma Gestao Logistica	47	452
Tereos Internacional SA	369	413
Tupy SA	42	366
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	21	364
		3,389
CHILE - 2.6%
Cia Sud Americana de Vapores SA (b)	4,373	176
Empresas La Polar SA (b)	2,478	170
Forus SA	35	146
Sonda SA	47	110
Vina Concha y Toro SA	134	272
		874
CHINA - 12.9%
21Vianet Group Inc. - ADR (b)	30	894
Hollysys Automation Technologies Ltd. (b)	29	721
iKang Healthcare Group Inc. - ADR (b)	20	352
Noah Holdings Ltd. - ADS (a) (b)	28	397
Phoenix New Media Ltd. - ADR (b)	48	515
Sinovac Biotech Ltd. (b)	1	6
SouFun Holdings Ltd. - ADR	81	793
Tarena International Inc. - ADR (b)	17	225
ZTE Corp. - Class H	225	443
		4,346
COLOMBIA - 1.7%
Avianca Holdings SA - ADR	35	567

EGYPT - 1.0%
Egyptian Financial Group-Hermes Holding - GDR (b)	85	349

HONG KONG - 8.8%
Anton Oilfield Services Group (a)	422	287
Chinasoft International Ltd. (b)	1,072	305
GOME Electrical Appliances Holdings Ltd. (a)	978	160
Goodbaby International Holdings Ltd.	609	300
Hydoo International Holding Ltd.	1,310	404
Ju Teng International Holdings Ltd.	712	511
Kingsoft Corp Ltd. (a)	41	124
NVC Lighting Holding Ltd.	360	81
Pacific Basin Shipping Ltd. (a)	656	408
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H (b)	237	208
Xiao Nan Guo Restaurants Holdings Ltd.	116	17
Xinchen China Power Holdings Ltd. (a) (b)	241	156
		2,961
INDIA - 7.0%
Balrampur Chini Mills Ltd.	321	431
Dewan Housing Finance Corp. Ltd.	77	461
Glenmark Pharmaceuticals Ltd.	35	333
ING Vysya Bank Ltd.	27	292
MT Educare Ltd.	74	146
Persistent Systems Ltd.	18	329
PI Industries Ltd.	66	369
		2,361
INDONESIA - 2.4%
Adi Sarana Armada Tbk PT	1,758	38
Bank Tabungan Negara Persero Tbk PT	3,589	315
Ciputra Surya Tbk PT	1,156	205
Lippo Karawaci Tbk PT	2,997	243
Wismilak Inti Makmur Tbk PT	42	2
		803
MALAYSIA - 0.7%
My EG Services Bhd	240	227

MEXICO - 4.6%
Cydsa SAB de CV - Class A	219	555
Empresas ICA SAB de CV - ADR (a) (b)	48	376
Grupo Famsa SAB de CV - Class A (b)	209	268
Grupo Industrial Saltillo SAB de CV - Class A	139	338
		1,537
PHILIPPINES - 1.2%
Century Properties Group Inc.	7,120	222
Filinvest Land Inc.	4,604	172
		394
RUSSIAN FEDERATION - 6.4%
Aeroflot - Russian Airlines OJSC (b)	247	410
LSR Group - GDR (b)	126	490
Luxoft Holding Inc. - Class A (a) (b)	11	404
Moscow Exchange MICEX-RTS OAO (b)	192	381
TMK OAO - GDR	49	474
		2,159
SOUTH AFRICA - 0.6%
Murray & Roberts Holdings Ltd. (b)	84	193

SOUTH KOREA - 13.0%
Basic House Co. Ltd.	13	299
BS Financial Group Inc.	7	106
Dongsung Finetec Co. Ltd.	31	362
Hyundai Department Store Co. Ltd.	3	414
i-SENS Inc. (b)	6	281
Korean Reinsurance Co.	39	402
LF Corp.	15	412
Medy-Tox Inc.	2	222
Modetour Network Inc.	22	518
Nexen Tire Corp.	21	323
Samchuly Bicycle Co. Ltd.	27	524
Soulbrain Co. Ltd.	14	483
Vieworks Co. Ltd.	1	40
		4,386
TAIWAN - 19.7%
Capital Securities Corp.	1,049	402
Chimei Innolux Corp. (b)	1,522	714
Chroma ATE Inc.	86	241
Evergreen Marine Corp Taiwan Ltd. (b)	495	270
Globe Union Industrial Corp. (b)	341	199
Gloria Material Technology Corp.	434	389
Gourmet Master Co. Ltd.	42	326
Hung Poo Real Estate Development Corp.	134	110
Johnson Health Tech Co. Ltd.	75	238
Parade Technologies Ltd.	12	168
Primax Electronics Ltd.	213	330
Prince Housing & Development Corp.	412	185
Shin Zu Shing Co. Ltd.	153	454
Simplo Technology Co. Ltd.	57	353

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Tainan Spinning Co. Ltd.	629	410
Taiwan Paiho Ltd.	444	633
Taiwan Pelican Express Co. Ltd.	3	5
Taiwan Sanyo Electric Co. Ltd.	122	139
Toung Loong Textile Manufacturing	46	153
Tripod Technology Corp.	165	318
TTFB Co. Ltd.	29	334
Wowprime Corp.	16	238
		6,609
THAILAND - 1.7%
Amata Corp PCL	567	295
Hana Microelectronics PCL	277	286
		581
TURKEY - 1.5%
Turkiye Sise ve Cam Fabrikalari A/S	353	497
Total Common Stocks (cost $31,047)		32,817

PARTICIPATORY NOTES - 0.5%

SAUDI ARABIA - 0.5%
JPMorgan Structured Products BV Participatory Note (Al Khaleej Training and Education Co.) (c)	$10	162
Total Participatory Notes (cost $153)		162

PREFERRED STOCKS - 0.9%

BRAZIL - 0.9%
Banco ABC Brasil SA	50	308
Total Preferred Stocks (cost $307)		308

RIGHTS - 0.0%

CHILE - 0.0%
Cia Sud Americana de Vapores SA (b) (c)	1,131	—
Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 4.2%
Investment Company - 2.1%
JNL Money Market Fund, 0.01% (d) (e)	699	699

Securities Lending Collateral - 2.1%
Repurchase Agreement with BCL, 0.07% (Collateralized by $727 U.S. Treasury Note, 2.13%, due 06/30/21, value $727) acquired on 06/30/14, due 07/01/14 at $712	$712	712
Total Short Term Investments (cost $1,411)		1,411

Total Investments - 103.2% (cost $32,918)		34,698
Other Assets and Liabilities, Net - (3.2%)		(1,077)
Total Net Assets - 100.0%		$33,621

Portfolio Composition:	Percentage of Total Investments

Consumer Discretionary	25.0%
Information Technology	20.9
Financials	18.2
Industrials	15.8
Materials	6.2
Health Care	4.2
Consumer Staples	3.5
Energy	2.2
Short Term Investments	4.0
Total Investments	100.0%

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Financial Statements.

(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

See accompanying Notes to Financial Statements.

Curian/BlackRock Global Long Short Credit Fund

	Shares/Par †	Value
COMMON STOCKS - 2.3%

NETHERLANDS - 0.2%
LyondellBasell Industries NV - Class A	2	$229
NXP Semiconductors NV (a)	11	743
		972
UNITED KINGDOM - 0.2%
Barclays Plc	163	595

UNITED STATES OF AMERICA - 1.9%
ADT Corp.	10	354
Amazon.com Inc. (a)	—	24
Apple Inc.	13	1,250
BorgWarner Inc. (b)	1	46
CBS Corp. - Class B	1	46
CBS Outdoor Americas Inc.	2	50
Comcast Corp. - Class A	19	1,041
eBay Inc. (a)	5	262
EMC Corp.	34	884
Gannett Co. Inc.	8	250
General Electric Co.	38	1,012
General Motors Co.	1	49
Gilead Sciences Inc. (a)	1	47
Google Inc. - Class A (a)	—	48
NetApp Inc.	1	23
Oracle Corp.	15	603
Time Warner Cable Inc.	1	162
Transocean Ltd.	3	124
Valero Energy Corp.	3	145
Vantage Drilling Co. (a)	30	58
Verizon Communications Inc.	3	169
Western Union Co.	27	473
		7,120

Total Common Stocks (cost $8,130)		8,687

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 16.0%

AUSTRALIA - 0.8%
Virgin Australia Trust
8.50%, 10/23/16 (b)	$1,188	1,223
7.13%, 10/23/18 (b)	1,314	1,358
6.00%, 10/23/20 (b)	574	597
		3,178
CANADA - 0.2%
Air Canada Pass-Through Trust
6.63%, 05/15/18 (b)	350	362
5.38%, 05/15/21 (b)	413	428
		790
GERMANY - 0.4%
German Residential Funding Plc, 4.47%, 08/27/24 (c), EUR	1,084	1,569

GUERNSEY - 0.3%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 05/30/23 (b)	995	1,057

IRELAND - 2.5%
ALME Loan Funding
0.00%, 08/15/27 (c) (d) (e), EUR	310	410
0.00%, 08/15/27 (c) (d) (e), EUR	250	327
0.00%, 08/15/27 (c) (d) (e), EUR	1,390	1,898
Arbour Clo Ltd.
0.00%, 06/16/27 (c) (e), EUR	338	435
0.00%, 06/16/27 (c) (e), EUR	336	427
1.81%, 06/16/27 (c) (e), EUR	1,728	2,366
Avoca CLO XI Ltd., 1.83%, 07/15/27 (c), EUR	1,100	1,506
Bank of Ireland Mortgage Bank, 3.63%, 10/02/20, EUR	290	450
CVC Cordatus Loan Fund III Ltd., 1.85%, 07/08/27 (c), EUR	1,280	1,747
		9,566
ITALY - 0.6%
Banca Monte dei Paschi di Siena SpA, 4.88%, 09/15/16 (c), EUR	785	1,160
Berica PMI, 2.72%, 05/01/57 (c), EUR	886	1,229
		2,389
NETHERLANDS - 2.0%
Jubilee CDO BV, 1.83%, 04/15/27 (c), EUR	1,050	1,437
Jubilee CDO VIII BV, 5.39%, 01/15/24, EUR	690	486
North Westerly CLO IV BV, 1.87%, 01/15/26 (c) (e), EUR	2,200	3,005
North Westerly CLO IV BV, 0.00%, 01/15/26 (c) (e), EUR	528	680
St. Pauls CLO Ltd., 1.85%, 04/25/28 (c), EUR	1,500	2,053
		7,661
PORTUGAL - 0.7%
TAGUS-Sociedade de Titularizacao de Creditos SA, 2.98%, 02/16/18 (c), EUR	1,822	2,503

SPAIN - 0.4%
AyT Cedulas Cajas XXIII Fondo de Titulizacion de Activos, 4.75%, 06/15/16, EUR	1,000	1,468

UNITED KINGDOM - 0.3%
Ludgate Funding Plc, 0.60%, 01/01/61 (d), GBP	7,770	481
Paragon Mortgages No. 13 Plc, 0.41%, 01/15/39 (c) (e)	640	597
		1,078
UNITED STATES OF AMERICA - 7.8%
Acas CLO Ltd.
0.49%, 04/20/21 (b) (e)	744	736
5.08%, 09/20/23 (b) (e)	250	250
Alm Loan Funding
3.68%, 04/24/24 (b)	480	462
2.98%, 01/20/26 (b) (e)	250	246
4.73%, 01/20/26 (b) (e)	345	310
ALM VI Ltd., 4.98%, 06/14/23 (b)	250	250
ALM VII Ltd., 4.73%, 10/19/24 (b) (e)	325	325
American Airlines Pass-Through Trust
6.00%, 01/15/17 (b)	2,350	2,465
6.13%, 07/15/18 (b)	1,750	1,855
6.98%, 05/23/21	855	893
Apidos CDO
1.68%, 01/19/25 (b)	515	514
3.03%, 01/19/25 (b)	375	369
Ares XXV CLO Ltd., 3.38%, 01/17/24 (c)	250	250
Atlas Senior Loan Fund Ltd., 2.94%, 02/17/26 (b)	350	339
Babson CLO Ltd., 4.47%, 05/15/23 (b)	500	500
Carlyle Global Market Strategies CLO Ltd.
5.67%, 08/10/21 (b)	400	393
4.93%, 07/20/23 (b) (e)	600	600
Commercial Mortgage Pass-Through Certificates, 3.65%, 06/11/27 (b) (d)	1,160	1,160
Continental Airlines Pass-Through Certificates, 6.13%, 04/29/18	397	424

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Countrywide Asset-Backed Certificates REMIC, 0.32%, 03/25/37 (e)	728	622
Credit Suisse Commercial Mortgage Trust REMIC, 6.05%, 09/15/39 (e)	200	209
ECP CLO Ltd., 3.23%, 03/17/22 (b) (e)	645	648
Flatiron CLO Ltd.
4.73%, 10/25/24 (b)	250	249
1.69%, 01/17/26 (b) (e)	345	344
Galaxy XII CLO Ltd., 2.83%, 05/19/23 (b)	250	251
Hilton USA Trust REMIC, 4.60%, 11/05/30 (b) (e)	374	386
ING IM CLO Ltd., 4.98%, 10/15/22 (b) (e)	250	249
ING Investment Management Co., 2.94%, 01/18/26 (b) (e)	255	249
KKR CLO Trust, 1.38%, 07/15/25 (b)	500	492
LB-UBS Commercial Mortgage Trust REMIC
6.05%, 06/15/38 (e)	290	305
5.48%, 02/15/40	730	761
Madison Park Funding I Ltd., 2.98%, 10/23/25 (b)	320	315
Mountain Hawk CLO Ltd., 1.39%, 07/22/24 (b)	460	454
Neuberger Berman CLO Ltd., 5.65%, 07/25/23 (b) (e)	250	251
North End CLO Ltd., 3.73%, 07/17/25 (b) (e)	250	238
Octagon Investment Partners XVIII Ltd., 3.93%, 12/16/24 (b) (e)	250	243
OHA Credit Partners VI Ltd., 4.72%, 05/15/23 (b) (e)	350	351
OHA Credit Partners VII Ltd., 1.65%, 11/20/23 (b) (e)	315	314
OneMain Financial Issuance Trust, 2.43%, 06/18/24 (b) (d)	410	410
OZLM Funding Ltd., 3.43%, 07/22/25 (b)	750	698
RAIT Preferred Funding II Ltd. REMIC, 0.44%, 06/25/45 (b) (d) (e)	219	200
SLM Private Education Loan Trust
2.40%, 06/16/42 (b) (e)	630	674
3.00%, 05/16/44 (b)	360	349
Symphony CLO XI Ltd., 4.23%, 01/17/25 (b) (e)	250	246
Tyron Park CLO Ltd., 3.73%, 07/15/25 (b) (e)	500	481
United Air Lines Inc. Pass-Through Trust, 4.30%, 08/15/25	860	901
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,784
8.00%, 10/01/19	213	243
6.75%, 06/03/21	652	714
5.38%, 11/15/21	1,620	1,689
Wachovia Bank Commercial Mortgage Trust REMIC, 6.14%, 02/15/51 (e)	350	368
Waterfront CLO Ltd., 1.18%, 08/02/20 (b)	500	477
		29,506

Total Non-U.S. Government Agency Asset-Backed Securities (cost $59,682)		60,765

CORPORATE BONDS AND NOTES - 70.4%

AUSTRALIA - 0.0%
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19 (b)	120	131

AUSTRIA - 0.1%
Hypo Alpe-Adria-Bank International AG
0.29%, 03/20/15 (e), EUR	200	259
2.75%, 08/12/15, CHF	170	184
		443
BARBADOS - 0.1%
Columbus International Inc., 7.38%, 03/30/21 (b)	490	528

BRAZIL - 0.7%
Petrobras Global Finance BV
4.88%, 03/17/20	550	565
5.38%, 10/01/29, GBP	145	228
6.63%, 01/16/34, GBP	420	715
7.25%, 03/17/44	925	1,020
		2,528
CANADA - 0.5%
Air Canada, 6.75%, 10/01/19 (b)	875	951
Barrick Gold Corp., 3.85%, 04/01/22	519	516
Baytex Energy Corp.
5.13%, 06/01/21 (b)	94	95
5.63%, 06/01/24 (b)	77	77
CEVA Logisitics Term Loan, 6.50%, 03/18/21 (e)	9	9
Hudson’s Bay Co. Initial Term Loan, 4.75%, 10/07/20 (e)	106	108
Valeant Pharmaceuticals International, 6.75%, 08/15/18 (b)	293	316
		2,072
CHILE - 0.1%
VTR Finance BV, 6.88%, 01/15/24 (b)	265	284

CZECH REPUBLIC - 0.3%
CE Energy A/S, 7.00%, 02/01/21 (c), EUR	335	487
RPG Byty Sro, 6.75%, 05/01/20 (c), EUR	400	572
		1,059
DENMARK - 0.4%
Nets Holdings A/S Term Loan, 0.00%, 05/14/21 (f), EUR	1,050	1,440

FRANCE - 3.1%
AXA SA, 3.88%, (callable at 100 beginning 10/08/25) (c) (g), EUR	600	813
BPCE SA, 5.25%, 04/16/29 (c), GBP	100	172
Credit Agricole SA
7.88% (callable at 100 beginning 01/23/24) (b) (g)	1,048	1,145
3.88%, 04/15/24 (b)	1,075	1,089
Electricite de France
5.00% (callable at 100 beginning 01/22/26) (c) (g), EUR	500	735
6.00%, 01/22/14 (b)	695	783
Kerneos Tech Group SAS
5.06%, 03/01/21 (c) (e), EUR	130	180
5.75%, 03/01/21 (c), EUR	179	256
Lion/Seneca France 2, 7.88%, 04/15/19 (c), EUR	540	732
Numericable Group SA
4.88%, 05/15/19 (b)	945	970
5.38%, 05/15/22 (c), EUR	100	145
6.00%, 05/15/22 (b)	400	416
5.63%, 05/15/24 (c), EUR	240	351
6.25%, 05/15/24 (b)	270	282
Numericable Group SA Term Loan, 4.50%, 04/23/20 (e), EUR	720	991
Plastic Omnium SA, 2.88%, 05/29/20, EUR	1,200	1,716
SGD Group SAS, 5.63%, 05/15/19 (c), EUR	135	191
Societe Generale SA, 7.88%, (callable at 100 beginning 12/18/23) (b) (g)	819	873
		11,840

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
GERMANY - 5.7%
Autobahn Tank & Rast GmbH 1st Lien Term Loan A, 3.60%, 12/04/18 (e), EUR	1,200	1,641
Autobahn Tank & Rast GmbH 1st Lien Term Loan B, 3.85%, 12/04/19 (e), EUR	500	686
Bayerische Landesbank, 1.15%, 02/07/19 (c) (e), EUR	600	746
Commerzbank AG, 7.75%, 03/16/21, EUR	1,500	2,543
Fresenius Finance BV, 3.00%, 02/01/21 (c), EUR	1,120	1,621
FTE Verwaltungs GmbH, 9.00%, 07/15/20 (c), EUR	430	645
HSH Nordbank AG
1.14%, 02/14/17 (e), EUR	161	192
1.18%, 02/14/17 (c) (e), EUR	1,254	1,499
Kreditanstalt fuer Wiederaufbau
3.13%, 07/04/16, EUR	700	1,016
0.50%, 07/25/16, EUR	700	966
0.88%, 10/13/17, EUR	700	978
Mahle GmbH, 2.50%, 05/14/21 (c), EUR	375	518
Schaeffler AG Term Loan, 0.00%, 06/30/16 (f), EUR	343	470
Volkswagen International Finance NV
5.50%, 11/09/15 (b) (h), EUR	400	640
5.50%, 11/09/15 (c) (h), EUR	4,700	7,507
		21,668
HONG KONG - 0.6%
AIA Group Ltd.
2.25%, 03/11/19 (b)	465	465
4.88%, 03/11/44 (b)	1,570	1,642
		2,107
IRELAND - 1.7%
Allied Irish Banks Plc, 2.75%, 04/16/19 (c), EUR	1,200	1,668
Ardagh Packaging Finance Plc, 4.25%, 01/15/22 (c), EUR	300	406
Bank of Ireland, 3.25%, 01/15/19 (c), EUR	1,060	1,509
CRH Finance Ltd., 3.13%, 04/03/23 (c), EUR	650	966
DEPFA Bank Plc, 0.94%, 12/15/15 (e), EUR	1,472	1,906
FLY Leasing Ltd. Term Loan, 4.50%, 08/08/18 (e)	39	39
		6,494
ITALY - 9.5%
Arianna SPV Srl, 3.60%, 04/20/19 (c), EUR	1,925	2,722
Astaldi SpA, 7.13%, 12/01/20 (c), EUR	508	759
Banca Monte dei Paschi di Siena SpA, 2.88%, 04/16/21 (c), EUR	1,150	1,629
Banca Popolare dell’Emilia Romagna SC, 3.38%, 10/22/18 (c), EUR	1,800	2,660
Banco Popolare SC, 3.50%, 03/14/19 (c), EUR	750	1,064
CNH Industrial Finance Europe SA, 2.75%, 03/18/19 (c), EUR	675	937
Credito Emiliano SpA, 3.25%, 07/09/20 (c), EUR	515	775
Enel SpA, 8.75%, 09/24/73 (b) (e)	1,025	1,207
FGA Capital Ireland Plc, 2.63%, 04/17/19 (c), EUR	425	597
Intesa Sanpaolo SpA
3.50%, 01/17/22 (c), EUR	620	926
3.25%, 02/10/26, EUR	300	444
Meccanica Holdings USA Inc., 7.38%, 07/15/39 (b)	230	244
Mediobanca SpA
2.25%, 03/18/19 (c), EUR	925	1,299
3.63%, 10/17/23 (c) (e), EUR	1,405	2,153
Snai SpA, 7.63%, 06/15/18 (c), EUR	170	253
Telecom Italia Capital SA, 7.72%, 06/04/38	350	403
Telecom Italia Finance SA
6.13%, 11/15/16 (c) (h), EUR	3,000	5,096
7.75%, 01/24/33, EUR	610	1,082
Telecom Italia SpA
4.50%, 01/25/21 (c), EUR	400	585
5.88%, 05/19/23, GBP	550	985
5.30%, 05/30/24 (b)	650	652
UniCredit SpA
3.25%, 01/14/21 (c), EUR	1,580	2,314
6.95%, 10/31/22 (c), EUR	620	1,031
5.75%, 10/28/25 (c), EUR	1,120	1,725
Unione di Banche Italiane SCpA
2.88%, 02/18/19 (c), EUR	900	1,297
3.13%, 10/14/20 (c), EUR	805	1,201
3.13%, 02/05/24 (c), EUR	215	316
Wind Acquisition Finance SA
4.00%, 07/15/20 (c), EUR	803	1,097
4.21%, 07/15/20 (c) (e), EUR	370	512
		35,965
JAMAICA - 0.1%
Digicel Ltd., 6.00%, 04/15/21 (b)	252	260

JERSEY - 0.4%
Atrium European Real Estate Ltd., 4.00%, 04/20/20 (c), EUR	800	1,171
Enterprise Funding Ltd., 3.50%, 09/10/20 (c) (h), GBP	300	526
		1,697
LUXEMBOURG - 2.8%
Aguila 3 SA, 7.88%, 01/31/18 (b)	440	464
Altice Financing SA, 6.50%, 01/15/22 (b)	350	373
Altice SA
7.25%, 05/15/22 (c), EUR	805	1,168
7.75%, 05/15/22 (b)	280	299
APERAM, 0.63%, 07/08/21 (c) (h)	800	800
Atalaya Luxco, 11.50%, 05/30/20 (c) (d) (i), EUR	1,000	1,369
Avago Technologies Term Loan, 3.75%, 04/01/21 (e)	675	677
Bilbao Luxembourg SA, 10.50%, 12/01/18 (c) (i), EUR	300	442
GELF Bond Issuer I SA, 3.13%, 04/03/18 (c), EUR	1,215	1,756
Intralot Finance Luxembourg SA, 9.75%, 08/15/18 (c), EUR	1,085	1,699
IVS F. SpA, 7.13%, 04/01/20 (c), EUR	110	162
Mallinckrodt International Finance SA Term Loan B, 3.50%, 02/24/21 (e)	354	354
Xefin Lux SCA, 4.06%, 06/01/19 (c) (e), EUR	705	968
		10,531
MACAU - 0.1%
Wynn Macau Ltd, 5.25%, 10/15/21 (b)	224	230

NETHERLANDS - 1.7%
Achmea BV, 6.00%, 04/04/43 (c) (e), EUR	300	461
Achmea Hypotheekbank NV, 2.75%, 02/18/21 (c), EUR	500	725
Bureau van Dijk Electronic Publishing BV Term Loan D, 4.51%, 11/13/20 (e), EUR	1,000	1,381
CEVA Logisitics Term Loan, 6.50%, 03/18/21 (e)	52	51
NXP BV, 3.75%, 06/01/18 (b)	940	942
TMF Group Holding BV, 9.88%, 12/01/19 (c), EUR	320	486

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Ziggo BV Term Loan B-1, 3.50%, 01/15/22 (e), EUR	483	658
Ziggo BV Term Loan B-2, 3.50%, 01/15/22 (e), EUR	311	424
Ziggo BV Term Loan B-3, 0.00%, 01/15/22 (f), EUR	513	698
Ziggo BV Term Loan B-4, 0.00%, 01/15/22 (f), EUR	362	493
		6,319
POLAND - 0.2%
Play Finance 1 SA, 6.50%, 08/01/19 (c), EUR	310	455
Play Finance 2 SA, 5.25%, 02/01/19 (c), EUR	170	244
		699
PORTUGAL - 0.5%
Caixa Geral de Depositos SA, 5.63%, 12/04/15 (c), EUR	600	865
Galp Energia SGPS SA, 4.13%, 01/25/19, EUR	800	1,172
		2,037
SINGAPORE - 0.2%
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24 (b) (e)	920	936

SPAIN - 5.1%
Aldesa Financial Services SA, 7.25%, 04/01/21 (c), EUR	195	278
Ayt Cedulas Cajas Global, 4.25%, 06/14/18, EUR	300	452
Banco Bilbao Vizcaya Argentaria SA
7.00% (callable at 100 beginning 02/19/19) (c) (g), EUR	600	869
9.00% (callable at 100 beginning 05/09/18) (c) (g)	600	673
Banco Popular Espanol SA
11.50% (callable at 100 beginning 10/10/18) (c) (g), EUR	600	990
2.13%, 10/08/19, EUR	1,100	1,546
Banco Santander SA, 6.25%, (callable at 100 beginning 03/12/19) (c) (g), EUR	400	564
Bankia SA
3.50%, 01/17/19 (c), EUR	2,300	3,347
4.00%, 05/22/24 (c), EUR	700	953
BPE Financiaciones SA
2.88%, 05/19/16, EUR	1,500	2,104
2.50%, 02/01/17 (c), EUR	700	978
CaixaBank SA, 4.50%, 11/22/16 (c) (h), EUR	1,100	1,592
Caja Rural de Navarra, 2.88%, 06/11/18 (c), EUR	900	1,314
Cedulas TDA, 4.25%, 03/28/27, EUR	100	149
Cedulas TDA 1 Fondo de Titulizacion de Activos, 4.13%, 04/10/21, EUR	200	306
Cedulas TDA 6 Fondo de Titulizacion de Activos
3.88%, 05/23/25, EUR	800	1,168
4.25%, 04/10/31, EUR	1,200	1,741
Cirsa Funding Luxembourg SA, 8.75%, 05/15/18 (c), EUR	190	270
		19,294
SWEDEN - 0.0%
SAS AB, 7.50%, 04/01/15 (h), SEK	1,000	152

SWITZERLAND - 1.0%
Credit Suisse AG, 5.75%, 09/18/25 (c), EUR	280	428
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (b) (g)	1,350	1,358
UBS AG
4.75%, 05/22/23 (c)	300	307
5.13%, 05/15/24 (c)	775	777
4.75%, 02/12/26 (c), EUR	665	969
		3,839
UNITED KINGDOM - 3.2%
AA Bond Co. Ltd.
9.50%, 07/31/19 (c), GBP	390	752
6.27%, 07/31/25 (c), GBP	1,015	2,015
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (g), EUR	675	1,007
8.25% (callable at 100 beginning 12/15/18) (g)	498	528
CEVA Group Plc Term Loan
6.50%, 03/04/21 (e)	71	70
6.50%, 03/12/21 (e)	49	48
Coventry Building Society, 6.38%, (callable at 100 beginning 11/01/19) (c) (g), GBP	200	341
HBOS Capital Funding LP, 6.85%, (callable at 100 beginning 09/23/14) (g)	130	131
House of Fraser Funding Plc, 8.88%, 08/15/18 (c), GBP	363	665
Lloyds Banking Group Plc, 6.38%, (callable at 100 beginning 06/27/20) (c) (g), EUR	949	1,382
Marks & Spencer Plc, 4.75%, 06/12/25 (c), GBP	260	457
Pension Insurance Corp Plc, 6.50%, 07/03/24 (c), GBP	175	297
Phosphorus Holdco Plc, 10.00%, 04/01/19 (c), GBP	280	431
Punch Taverns Finance B Ltd., 5.94%, 12/30/24, GBP	280	484
RBS Capital Trust B, 6.80%, (callable at 100 beginning 09/30/14) (c) (g)	160	161
Royal Bank of Scotland Group Plc
6.13%, 12/15/22	100	109
6.00%, 12/19/23	760	821
Standard Chartered Plc, 5.70%, 03/26/44 (b)	425	446
Unique Pub Finance Co. Plc, 7.40%, 03/28/24, GBP	182	320
Vougeot Bidco Plc, 7.88%, 07/15/20 (c), GBP	378	704
Voyage Care Bondco Plc, 11.00%, 02/01/19 (c), GBP	450	843
		12,012
UNITED STATES OF AMERICA - 32.3%
Actavis Inc., 3.25%, 10/01/22	625	613
Activision Blizzard Inc. Term Loan B, 3.25%, 09/15/20 (e)	275	276
ADT Corp., 4.13%, 04/15/19	350	352
Advanced Micro Devices Inc., 6.75%, 03/01/19 (b)	469	500
Aetna Inc., 4.75%, 03/15/44	365	383
Aircastle Ltd., 7.63%, 04/15/20	247	288
Alcatel-Lucent Term Loan, 4.50%, 01/30/19 (e)	327	327
Alcatel-Lucent USA Inc, 6.75%, 11/15/20 (b)	565	602
Allegiant Travel Co., 5.50%, 07/15/19	290	295
Alliance Laundry Systems Term Loan B, 4.25%, 04/20/20 (e)	225	226
Ally Financial Inc., 8.00%, 11/01/31	188	240
American Builders & Contractors Supply Co. Inc. Term Loan, 3.50%, 04/16/20 (e)	347	346
American Capital Ltd., 6.50%, 09/15/18 (b)	817	870
American International Group Inc., 4.13%, 02/15/24	610	642
Anadarko Petroleum Corp., 0.00%, 10/10/36 (j)	8,370	3,237
Apple Inc., 3.45%, 05/06/24	345	349
ARC Properties Operating Partnership LP, 4.60%, 02/06/24 (b)	500	513

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Arysta Lifescience Corp. Term Loan B, 4.50%, 05/20/20 (e)	183	183
AT&T Inc.
0.00%, 11/27/22 (b) (j)	3,000	2,254
4.30%, 12/15/42	220	208
4.35%, 06/15/45	710	672
Bally Technologies Inc. Term Loan B, 4.25%, 08/12/20 (e)	310	311
Bank of America Corp.
4.13%, 01/22/24	740	763
4.00%, 04/01/24	1,885	1,926
Barrick Gold Corp., 4.10%, 05/01/23	966	962
Beazer Homes USA Inc., 5.75%, 06/15/19 (b)	250	250
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 06/15/17 (b)	227	233
Biomet Inc. Incremental Term Loan, 3.65%, 07/25/17 (e)	182	182
BJ’s Wholesale Club Term Loan, 4.50%, 09/26/19 (e)	540	540
Blackstone CQP Holdco LP, 9.30%, 03/18/19 (c) (k)	558	562
BMC Software Finance Inc., 8.13%, 07/15/21 (b)	225	232
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20 (e)	308	308
Bright Horizons Family Solutions LLC Term Loan B, 3.75%, 01/30/20 (e)	247	247
Brocade Communications Systems Inc., 4.63%, 01/15/23	125	121
Burlington Northern Santa Fe LLC
3.75%, 04/01/24	360	371
4.90%, 04/01/44	3,110	3,319
Caesars Entertainment Corp. Term Loan, 9.75%, 01/28/18 (e)	1,191	1,174
Caesars Entertainment Operating Co. 1st Lien Term, 5.40%, 01/28/18 (e)	25	23
Caesars Entertainment Operating Co. Inc.
9.00%, 02/15/20	213	178
9.00%, 02/15/20	70	58
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00%, 09/17/20 (e)	1,306	1,313
Catalent Pharma Solutions Inc. Term Loan, 4.50%, 04/30/21 (e)	225	226
Cemex Finance LLC, 6.00%, 04/01/24 (b)	365	380
Cengage Learning Acquisitions Inc. Term Loan, 7.00%, 02/20/20 (e)	648	655
Ceridian Corp., 8.88%, 07/15/19 (b)	368	416
Ceridian LLC, 8.13%, 11/15/17 (b)	230	232
Chrysler Group LLC, 8.25%, 06/15/21	345	390
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (g)	436	440
5.95% (callable at 100 beginning 01/30/23) (g)	554	560
6.30% (callable at 100 beginning 05/15/24) (g)	1,845	1,880
Citrix Systems Inc., 0.50%, 04/15/19 (b) (h)	325	344
CNH Capital LLC
3.25%, 02/01/17	800	811
3.63%, 04/15/18	560	572
CNH Industrial Capital LLC, 3.38%, 07/15/19 (b)	250	248
Coinmach Corp. Term Loan, 4.25%, 11/15/19 (e)	372	372
Comcast Corp., 4.75%, 03/01/44	2,295	2,423
CommScope Inc.
5.00%, 06/15/21 (b)	73	75
5.50%, 06/15/24 (b)	75	76
Community Health Systems Inc. Term Loan D, 3.25%, 01/15/21 (e)	527	530
CONSOL Energy Inc., 5.88%, 04/15/22 (b)	215	225
Continental Building Products LLC Term Loan B, 4.25%, 08/14/20 (e)	266	266
Continental Resources Inc., 4.90%, 06/01/44 (b)	435	449
CPG International Inc. Term Loan, 4.75%, 09/13/20 (e)	372	373
Crimson Merger Sub Inc., 6.63%, 05/15/22 (b)	138	137
D.R. Horton Inc., 3.75%, 03/01/19	271	272
Darden Restaurants Inc., 3.35%, 11/01/22	380	376
DIRECTV Holdings LLC
3.80%, 03/15/22	2,030	2,095
4.45%, 04/01/24	1,640	1,739
Endo Finance LLC & Endo Finco Inc., 5.38%, 01/15/23 (b)	70	70
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16 (e)	230	231
Energy Transfer Partners LP
4.15%, 10/01/20	1,100	1,163
4.90%, 02/01/24	1,150	1,234
Exelon Generation Co. LLC, 4.25%, 06/15/22	1,230	1,284
Fidelity National Information Services Inc., 5.00%, 03/15/22	465	489
Fifth Third Bancorp, 4.90%, (callable at 100 beginning 09/30/19) (g)	860	855
First Data Corp. Extended Term Loan, 4.15%, 03/24/21 (e)	130	130
First Data Corp. Term Loan, 4.15%, 03/26/18 (e)	525	526
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (b)	500	528
Ford Motor Credit Co. LLC, 2.38%, 01/16/18	580	592
Forest Laboratories Inc., 5.00%, 12/15/21 (b)	1,320	1,447
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21 (e)	203	204
Gardner Denver Inc. Dollar Term Loan, 4.25%, 07/31/20 (e)	1,203	1,202
Gates Global LLC US Term Loan, 0.00%, 06/11/21 (f), EUR	345	471
Gates Global LLC US Term Loan B, 0.00%, 06/11/21 (f)	555	553
General Motors Co., 6.25%, 10/02/43 (b)	628	719
General Motors Financial Co. Inc.
2.75%, 05/15/16	207	210
4.75%, 08/15/17	600	638
3.25%, 05/15/18	985	997
Genworth Holdings Inc., 7.20%, 02/15/21	968	1,179
Goldman Sachs Group Inc.
1.83%, 11/29/23 (e)	1,870	1,927
4.25%, 01/29/26 (c), GBP	1,075	1,861
Greektown Holdings LLC, 8.88%, 03/15/19 (b)	190	194
Grifols Worldwide Operations USA Inc. Term Loan, 3.15%, 03/03/21 (e)	623	622
HD Supply Inc.
8.13%, 04/15/19	124	136
7.50%, 07/15/20	212	232
Hewlett-Packard Co., 2.75%, 01/14/19	1,316	1,349
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20 (e)	1,246	1,243
Hospira Inc.
5.20%, 08/12/20	830	908
5.80%, 08/12/23	500	560
Icahn Enterprises LP
6.00%, 08/01/20	291	312
5.88%, 02/01/22	130	136

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
IMS Health Inc. Term Loan B, 3.50%, 03/05/21 (e)	339	337
ING US Inc., 5.65%, 05/15/53 (e)	3,245	3,302
Interactive Data Corp. Term Loan, 4.75%, 04/30/21 (e)	300	302
iStar Financial Inc.
4.00%, 11/01/17	120	120
5.00%, 07/01/19	85	85
J. Crew Group Inc. New Term Loan B, 4.00%, 02/26/21 (e)	170	168
Jabil Circuit Inc., 5.63%, 12/15/20	625	680
Jefferies Group LLC, 6.50%, 01/20/43	537	592
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (g)	1,520	1,511
5.15% (callable at 100 beginning 05/01/23) (g)	1,935	1,855
6.13% (callable at 100 beginning 04/30/24) (g)	425	434
6.75% (callable at 100 beginning 02/01/24) (g)	721	776
L-3 Communications Corp., 3.95%, 05/28/24	1,226	1,235
La Quinta Intermediate Holdings LLC Term Loan B, 4.00%, 02/18/21 (e)	702	703
Level 3 Financing Inc., 6.13%, 01/15/21 (b)	449	481
MacDermid Inc. Term Loan, 4.00%, 06/15/20 (e)	495	495
MasterCard Inc., 3.38%, 04/01/24	1,490	1,511
Meccanica Holdings USA Inc.
6.25%, 07/15/19 (b)	510	567
6.25%, 01/15/40 (b)	1,120	1,078
MGIC Investment Corp., 2.00%, 04/01/20 (h)	715	1,065
Mitchell International Inc. Term Loan B, 4.50%, 09/27/20 (e)	184	185
Monsanto Co., 4.70%, 07/15/64	95	95
Morgan Stanley, 5.45%, (callable at 100 beginning 07/15/19) (g)	1,685	1,716
Morgan Stanley Co., 2.38%, 03/31/21, EUR	1,820	2,574
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20 (e)	368	367
Nielsen Finance LLC, 5.00%, 04/15/22 (b)	115	116
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29 (b)	605	622
Nuance Communications Inc., 5.38%, 08/15/20 (b)	278	288
Offshore Group Investment Ltd. Term Loan, 5.75%, 03/28/19 (e)	495	492
Onex Carestream Finance LP Term Loan, 9.50%, 12/04/19 (e)	195	198
Onex Carestream Finance LP Term Loan B, 5.00%, 06/04/19 (e)	290	290
Oracle Corp., 3.40%, 07/08/24	2,200	2,199
Ortho-Clinical Diagnostics Inc. 1st Lien Term Loan, 0.00%, 04/29/21 (f)	225	227
Oxea Finance & Cy SCA Term Loan, 4.50%, 07/15/20 (e)	90	91
Oxea Finance & Cy SCA Term Loan B-2, 4.25%, 11/30/19 (e)	507	508
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 09/28/19 (e)	248	248
Party City Holdings Inc. Term Loan, 4.00%, 07/27/19 (e)	642	638
Pfizer Inc.
4.30%, 06/15/43	450	454
4.40%, 05/15/44	1,725	1,762
Pinnacle Foods Finance LLC Term Loan G, 3.25%, 04/15/20 (e)	494	491
Pinnacle Foods Finance LLC Term Loan H, 3.25%, 04/29/20 (e)	144	143
Prudential Financial Inc., 3.50%, 05/15/24	700	698
QVC Inc.
3.13%, 04/01/19	230	234
4.85%, 04/01/24	1,115	1,165
Radian Group Inc.
2.25%, 03/01/19 (h)	335	502
5.50%, 06/01/19	930	950
RBS Global Inc. and Rexnord Corp. Term Loan B, 4.00%, 08/15/20 (e)	228	228
Realogy Group LLC, 7.63%, 01/15/20 (b)	186	205
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.00%, 11/26/18 (e)	99	99
Rockwood Specialties Group Inc., 4.63%, 10/15/20	450	467
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	374	396
6.25%, 03/15/22 (b)	276	300
Sabine Pass LNG LP, 7.50%, 11/30/16	118	130
Sanchez Energy Corp., 6.13%, 01/15/23 (b)	247	255
SBA Communications Corp., 4.88%, 07/15/22 (b)	275	272
Seagate HDD Cayman, 4.75%, 01/01/25 (b)	750	744
Sequa Corp. Term Loan, 5.25%, 05/15/17 (e)	566	560
ServiceMaster Co LLC Term Loan, 0.00%, 06/24/21 (f)	530	529
Seventy Seven Energy Inc., 6.50%, 07/15/22 (b)	95	97
Sprint Communications Inc., 9.00%, 11/15/18 (b)	189	229
Sprint Corp.
7.88%, 09/15/23 (b)	682	759
7.13%, 06/15/24 (b)	207	219
State Street Capital Trust IV, 1.23%, 06/15/37 (e)	935	804
T-Mobile USA Inc.
6.63%, 04/28/21	192	208
6.73%, 04/28/22	164	177
6.50%, 01/15/24	240	257
Tenet Healthcare Corp.
5.00%, 03/01/19 (b)	125	127
6.00%, 10/01/20	247	268
8.13%, 04/01/22	324	375
TIBCO Software Inc., 2.25%, 05/01/32 (h)	290	293
Time Warner Cable Inc., 6.75%, 06/15/39	140	180
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	465	681
TransDigm Inc.
6.00%, 07/15/22 (b)	230	236
6.50%, 07/15/24 (b)	225	234
Transocean Inc., 6.00%, 03/15/18	250	282
Travelport LLC 1st Lien Term Loan B, 6.25%, 07/19/19 (e)	540	551
TriNet HR Corp. Term Loan B-2, 5.00%, 08/13/20 (e)	50	50
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)	184	193
Union Pacific Railroad Co. Pass-Through Trust, 3.23%, 05/14/26	500	503
United Continental Holdings Inc., 6.00%, 12/01/20	350	366
United Rentals North America Inc., 5.75%, 11/15/24	153	159
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20 (e)	149	148

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

	Shares/Par †	Value
Valeant Pharmaceuticals International Inc. Term Loan, 3.75%, 12/11/19 (e)	198	198
Verizon Communications Inc., 4.15%, 03/15/24	1,150	1,200
Weyerhaeuser Real Estate Co.
4.38%, 06/15/19 (b)	200	201
5.88%, 06/15/24 (b)	135	139
Whiting Petroleum Corp., 5.00%, 03/15/19	245	258
Williams Cos. Inc.
4.55%, 06/24/24	4,000	4,037
7.50%, 01/15/31	330	390
8.75%, 03/15/32	600	781
5.75%, 06/24/44	425	429
Williams Partners LP, 3.90%, 01/15/25	835	838
Wilsonart LLC Initial Term Loan, 4.00%, 11/01/19 (e)	297	295
Wise Metals Group LLC, 8.75%, 12/15/18 (b)	455	494
		122,604

Total Corporate Bonds and Notes (cost $254,345)		267,169

GOVERNMENT AND AGENCY OBLIGATIONS - 11.6%

BELGIUM - 0.3%
European Union, 2.50%, 12/04/15 (c), EUR	700	991

ITALY - 3.0%
Italy Buoni Poliennali Del Tesoro
3.75%, 04/15/16, EUR	700	1,012
4.75%, 05/01/17 - 06/01/17, EUR	6,020	9,149
5.50%, 11/01/22, EUR	800	1,344
		11,505
LUXEMBOURG - 0.3%
European Financial Stability Facility, 0.50%, 03/07/16 (c), EUR	700	965

NETHERLANDS - 0.3%
Netherlands Government Bond, 4.00%, 07/15/16, EUR	700	1,034

PORTUGAL - 0.3%
Portugal Government International Bond, 3.50%, 03/25/15 (c)	1,250	1,269

SPAIN - 2.4%
Autonomous Community of Catalonia, Spain, 2.13%, 10/01/14, CHF	100	113
Autonomous Community of Valencia, Spain
3.25%, 07/06/15, EUR	400	557
4.38%, 07/16/15, EUR	1,000	1,410
4.00%, 11/02/16, EUR	250	361
Spain Government Bond
2.10%, 04/30/17, EUR	1,900	2,698
5.40%, 01/31/23, EUR	2,454	4,127
		9,266
UNITED STATES OF AMERICA - 5.0%
U.S. Treasury Bond
3.63%, 08/15/43	1,940	2,045
3.38%, 05/15/44	2,335	2,346
U.S. Treasury Note
0.88%, 06/15/17	130	130
1.63%, 04/30/19 - 06/30/19	9,536	9,536
2.50%, 05/15/24	5,044	5,034
		19,091

Total Government and Agency Obligations (cost $43,046)		44,121

	Shares/Par/Contracts †	Value
TRUST PREFERREDS - 0.2%

UNITED STATES OF AMERICA - 0.2%
RBS Capital Funding Trust V, 5.90%, (callable at 25 beginning 08/08/14) (g)	6	153
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 08/08/14) (g)	6	152
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (g)	10	264
Total Trust Preferreds (cost $528)		569

PREFERRED STOCKS - 2.4%

GERMANY - 0.3%
Volkswagen AG	4	1,101

UNITED KINGDOM - 0.1%
Royal Bank of Scotland Group Plc - ADR, 6.13%, (callable at 25 beginning 08/08/14) (g)	2	39
Royal Bank of Scotland Group Plc - ADR, 6.60%, (callable at 25 beginning 08/08/14) (g)	8	206
		245
UNITED STATES OF AMERICA - 2.0%
Allstate Corp., 6.63%, (callable at 25 beginning 04/15/19) (g)	75	1,947
Citigroup Inc., 6.88%, (callable at 25 beginning 11/15/23) (g)	50	1,354
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/25) (g)	53	1,302
Goldman Sachs Group Inc., 6.38%, (callable at 25 beginning 05/10/24) (g)	48	1,263
United Technologies Corp., 7.50%	18	1,206
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (g)	22	571
		7,643

Total Preferred Stocks (cost $8,840)		8,989

PURCHASED OPTIONS - 0.0%
Advanced Micro Devices Inc. Call Option, Strike Price 4.50, Expiration 10/18/14	215	6
Bank of America Corp. Put Option, Strike Price 14.50, Expiration 08/01/14	165	1
CBOE Volatility Index Call Option, Strike Price 15, Expiration 07/16/14	90	3
Financial Select Sector SPDR ETF Put Option, Strike Price 22, Expiration 07/03/14	150	—
Financial Select Sector SPDR ETF Put Option, Strike Price 22.50, Expiration 07/03/14	245	—
JPMorgan Chase & Co. Put Option, Strike Price 52.50, Expiration 08/16/14	100	2
JPMorgan Chase & Co. Put Option, Strike Price 55, Expiration 08/16/14	50	3
Morgan Stanley Put Option, Strike Price 31, Expiration 08/16/14	33	2
PowerShares QQQ Trust Put Option, Strike Price 89, Expiration 07/03/14	150	—
PowerShares QQQ Trust Put Option, Strike Price 91.50, Expiration 07/03/14	45	—
SPDR S&P 500 ETF Trust Put Option, Strike Price 188, Expiration 07/19/14	368	12
SPDR S&P 500 ETF Trust Put Option, Strike Price 190, Expiration 08/16/14	184	23
SPDR S&P 500 ETF Trust Put Option, Strike Price 192, Expiration 07/19/14	33	2

See accompanying Notes to Financial Statements.

	Shares/Par/Contracts †	Value
SPDR S&P 500 ETF Trust Put Option, Strike Price 192.50, Expiration 07/03/14	15	—
SPDR S&P 500 ETF Trust Put Option, Strike Price 194, Expiration 07/19/14	30	3
The Goldman Sachs Group Inc. Put Option, Strike Price 150, Expiration 07/25/14	40	1
Wells Fargo & Co. Put Option, Strike Price 50, Expiration 08/16/14	75	3
Total Purchased Options (cost $146)		61

SHORT TERM INVESTMENTS - 30.7%

Repurchase Agreements - 30.7%

Australia - 0.2%
Repurchase Agreement with DUB, (0.10)% (Collateralized by $801 Westpac Banking Corp., 2.25%, due 07/30/18, value $818) acquired on 06/20/14, open maturity at $819	$819	819

Germany - 0.4%
Repurchase Agreement with JPM, 0.00% (Collateralized by EUR 725 Bundesobligation, 0.75%, due 02/24/17, value EUR 739) acquired on 04/04/14, open maturity at $1,014, EUR	741	1,014
Repurchase Agreement with JPM, 0.10% (Collateralized by EUR 323 Bundesrepublik Deutschland, 2.50%, due 01/04/21, value EUR 362) acquired on 04/04/14, open maturity at $493, EUR	360	493
		1,507
Italy - 2.4%
Repurchase Agreement with BBP, (0.18)% (Collateralized by EUR 340 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 377) acquired on 05/23/13, open maturity at $491, EUR	359	491
Repurchase Agreement with BBP, (0.18)% (Collateralized by EUR 850 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 942) acquired on 07/19/13, open maturity at $1,169, EUR	854	1,169
Repurchase Agreement with BBP, (0.28)% (Collateralized by EUR 340 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 377) acquired on 03/24/13, open maturity at $488, EUR	357	488
Repurchase Agreement with BBP, 0.08% (Collateralized by EUR 1,180 Italy Buoni Poliennali Del Tesoro, 4.25%, due 02/01/19, value EUR 1,341) acquired on 05/15/14, open maturity at $1,856, EUR	1,355	1,856
Repurchase Agreement with BBP, 0.08% (Collateralized by EUR 2,035 Italy Buoni Poliennali Del Tesoro, 3.75%, due 03/01/21, value EUR 2,264) acquired on 03/05/14, open maturity at $3,041, EUR	2,221	3,041
Repurchase Agreement with BBP, 0.08% (Collateralized by EUR 44 Italy Buoni Poliennali Del Tesoro, 4.50%, due 05/01/23, value EUR 51) acquired on 04/22/14, open maturity at $70, EUR	51	70
Repurchase Agreement with BBP, 0.10% (Collateralized by EUR 1,210 Italy Buoni Poliennali Del Tesoro, 3.50%, due 12/01/18, value EUR 1,326) acquired on 05/15/14, open maturity at $1,850, EUR	1,351	1,850
		8,965

	Shares/Par †	Value
Portugal - 0.4%
Repurchase Agreement with BBP, (0.18)% (Collateralized by EUR 1,150 Portugal Obrigacoes do Tesouro OT, 4.75%, due 06/14/19, value EUR 1,281) acquired on 07/19/13, open maturity at $1,579, EUR	1,153	1,579

Russian Federation - 0.1%
Repurchase Agreement with JPM, (0.05)% (Collateralized by $240 Russia Government International Bond, 7.50%, due 03/31/30, value $279) acquired on 06/09/14, open maturity at $299	299	299

Spain - 3.3%
Repurchase Agreement with BBP, (0.05)% (Collateralized by EUR 370 Spain Government Bond, 4.10%, due 07/30/18, value EUR 415) acquired on 12/09/13, open maturity at $560, EUR	409	560
Repurchase Agreement with BBP, (0.06)% (Collateralized by EUR 2,500 Spain Government Bond, 4.10%, due 07/30/18, value EUR 2,802) acquired on 11/14/13, open maturity at $3,666, EUR	2,677	3,666
Repurchase Agreement with BBP, (0.25)% (Collateralized by EUR 215 Spain Government Bond, 3.75%, due 10/31/18, value EUR 238) acquired on 04/22/14, open maturity at $328, EUR	239	328
Repurchase Agreement with BBP, 0.00% (Collateralized by EUR 1,140 Spain Government Bond, 4.60%, due 07/30/19, value EUR 1,324) acquired on 05/15/14, open maturity at $1,877, EUR	1,371	1,877
Repurchase Agreement with JPM, 0.08% (Collateralized by EUR 1,080 Spain Government Bond, 4.30%, due 10/31/19, value EUR 1,242) acquired on 05/15/14, open maturity at $1,737, EUR	1,269	1,737
Repurchase Agreement with JPM, 0.18% (Collateralized by EUR 760 Spain Government Bond, 2.75%, due 04/30/19, value EUR 811) acquired on 04/04/14, open maturity at $1,115, EUR	815	1,115
Repurchase Agreement with MSC, (0.10)% (Collateralized by EUR 490 Spain Government Bond, 5.50%, due 04/30/21, value EUR 603) acquired on 04/22/14, open maturity at $847, EUR	618	847
Repurchase Agreement with MSC, (0.35)% (Collateralized by EUR 1,600 Spain Government Bond, 4.10%, due 07/30/18, value EUR 1,793) acquired on 04/08/14, open maturity at $2,492, EUR	1,820	2,492
		12,622
United Kingdom - 0.1%
Repurchase Agreement with CGM, (1.25)% (Collateralized by $425 Standard Chartered Plc, 5.30%, due 01/09/43, value $435) acquired on 05/06/14, open maturity at $435	435	435
United States of America - 23.8%
Repurchase Agreement with BCL, (0.10)% (Collateralized by $540 Microsoft Corp., 2.38%, due 05/01/23, value $519) acquired on 05/15/14, open maturity at $518	518	518

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

	Shares/Par †	Value
Repurchase Agreement with BCL, (0.10)% (Collateralized by $650 Texas Instruments Inc., 1.00%, due 05/01/18, value $639) acquired on 05/24/13, open maturity at $639	639	639
Repurchase Agreement with BCL, 0.03% (Collateralized by $11,068 U.S. Treasury Note, 2.75%, due 11/15/23, value $11,338) acquired on 06/24/14, due 07/01/14 at $11,303	11,303	11,303
Repurchase Agreement with BNP, (0.07)% (Collateralized by $5 U.S Treasury Note, 1.50%, due 01/31/19, value $5) acquired on 03/03/14, open maturity at $5	5	5
Repurchase Agreement with BNP, (0.95)% (Collateralized by $147 U.S. Treasury Note, 1.50%, due 05/31/19, value $146) acquired on 06/30/14, open maturity at $146	146	146
Repurchase Agreement with CGM, (0.10)% (Collateralized by $230 Cox Communications Inc., 2.95%, due 06/30/23, value $219) acquired on 04/24/14, open maturity at $214	214	214
Repurchase Agreement with CGM, (0.10)% (Collateralized by $781 Cox Communications Inc., 2.95%, due 06/30/23, value $744) acquired on 04/14/14, open maturity at $732	732	732
Repurchase Agreement with CGM, (0.10)% (Collateralized by $540 International Business Machines Corp., 3.38%, due 08/01/23, value $546) acquired on 05/28/13, open maturity at $537	537	537
Repurchase Agreement with CSI, (0.06)% (Collateralized by $1,115 U.S Treasury Note, 0.75%, due 01/15/17, value $1,117) acquired on 01/23/14, open maturity at $1,114	1,114	1,114
Repurchase Agreement with CSI, (0.09)% (Collateralized by $28,900 U.S Treasury Note, 2.75%, due 11/15/23, value $29,607) acquired on 01/06/14, open maturity at $28,430	28,430	28,430
Repurchase Agreement with CSI, (0.15)% (Collateralized by $700 Ford Motor Credit Co. LLC, 4.75%, due 01/15/43, value $712) acquired on 09/11/13, open maturity at $635	635	635
Repurchase Agreement with CSI, (0.15)% (Collateralized by $850 Ford Motor Credit Co. LLC, 4.38%, due 08/06/23, value $911) acquired on 09/11/13, open maturity at $860	860	860
Repurchase Agreement with CSI, 0.00% (Collateralized by $75 U.S. Treasury Note, 2.75%, due 02/15/24, value $77) acquired on 05/20/14, open maturity at $77	77	77
Repurchase Agreement with CSI, 0.03% (Collateralized by $250 U.S Treasury Note, 2.00%, due 02/28/21, value $249) acquired on 03/13/14, open maturity at $247	247	247
Repurchase Agreement with CSI, 0.03% (Collateralized by $303 U.S. Treasury Note, 2.25%, due 04/30/21, value $306) acquired on 06/04/14, open maturity at $305	305	305
Repurchase Agreement with DUB, (0.08)% (Collateralized by $573 U.S Treasury Note, 0.63%, due 02/15/17, value $572) acquired on 02/24/14, open maturity at $572	572	572
Repurchase Agreement with DUB, (0.10)% (Collateralized by $235 Cox Communications Inc., 2.95%, due 06/30/23, value $224) acquired on 04/24/14, open maturity at $221	221	221
Repurchase Agreement with DUB, (0.10)% (Collateralized by $650 Amazon.com Inc., 2.50%, due 11/29/22, value $617) acquired on 04/30/14, open maturity at $611	611	611
Repurchase Agreement with DUB, (0.10)% (Collateralized by $679 Cox Communications Inc., 2.95%, due 06/30/23, value $646) acquired on 04/29/14, open maturity at $637	637	637
Repurchase Agreement with DUB, 0.06% (Collateralized by $2,200 U.S. Treasury Note, 2.13%, due 01/31/21, value $2,210) acquired on 06/25/14, open maturity at $2,228	2,228	2,228
Repurchase Agreement with MLP, (0.01)% (Collateralized by $4,265 U.S Treasury Note, 2.38%, due 12/31/20, value $4,357) acquired on 01/14/14, open maturity at $4,297	4,297	4,297
Repurchase Agreement with MLP, (0.03)% (Collateralized by $880 U.S Treasury Note, 0.25%, due 12/31/15, value $880) acquired on 01/06/14, open maturity at $878	878	878
Repurchase Agreement with MLP, (0.10)% (Collateralized by $732 U.S Treasury Note, 1.50%, due 12/31/18, value $732) acquired on 02/10/14, open maturity at $736	736	736
Repurchase Agreement with MLP, (0.13)% (Collateralized by $6,905 U.S. Treasury Note, 1.63%, due 03/31/19, value $6,925) acquired on 04/30/14, open maturity at $6,879	6,879	6,879
Repurchase Agreement with MLP, (0.15)% (Collateralized by $3,748 U.S. Treasury Note, 1.50%, due 02/28/19, value $3,742) acquired on 04/02/14, open maturity at $3,711	3,711	3,711
Repurchase Agreement with MLP, (0.15)% (Collateralized by $325 Amazon.com Inc., 2.50%, due 11/29/22, value $308) acquired on 05/01/14, open maturity at $312	312	312
Repurchase Agreement with MLP, (0.18)% (Collateralized by $9,760 U.S Treasury Note, 1.50%, due 12/31/18, value $9,766) acquired on 01/14/14, open maturity at $9,711	9,711	9,711
Repurchase Agreement with MLP, 0.02% (Collateralized by $9,451 U.S. Treasury Bond, 3.75%, due 11/15/43, value $10,189) acquired on 04/21/14, open maturity at $10,065	10,065	10,065
Repurchase Agreement with MLP, 0.03% (Collateralized by $1,944 U.S. Treasury Bond, 3.75%, due 11/15/43, value $2,096) acquired on 05/19/14, open maturity at $2,097	2,097	2,097

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repurchase Agreement with MLP, 0.04% (Collateralized by $1,505 U.S. Treasury Bond, 3.63%, due 02/15/44, value $1,585) acquired on 06/30/14, due 07/01/14 at $1,607	1,607	1,607
		90,324

Total Short Term Investments (cost $116,409)		116,550
Total Investments - 133.6% (cost $491,126)		506,911
Total Securities Sold Short - (30.5%) (proceeds $111,406)		(115,571)
Other Assets and Liabilities, Net - (3.1%)		(11,827)
Total Net Assets - 100.0%		$379,513

SECURITIES SOLD SHORT - 30.5%

CORPORATE BONDS AND NOTES - 2.0%

AUSTRALIA - 0.3%
Westpac Banking Corp., 2.25%, 07/30/18	$801	$818

UNITED KINGDOM - 0.1%
Standard Chartered Plc, 5.30%, 01/09/43 (b)	425	435

UNITED STATES OF AMERICA - 1.6%
Amazon.com Inc., 2.50%, 11/29/22	975	925
Cox Communications Inc., 2.95%, 06/30/23 (b)	1,925	1,833
Ford Motor Co., 4.75%, 01/15/43	700	712
Ford Motor Credit Co. LLC, 4.38%, 08/06/23	850	911
International Business Machines Corp., 3.38%, 08/01/23	540	546
Microsoft Corp., 2.38%, 05/01/23	540	519
Texas Instruments Inc., 1.00%, 05/01/18	650	639
		6,085

Total Corporate Bonds and Notes (proceeds $7,102)		7,338

GOVERNMENT AND AGENCY OBLIGATIONS - 28.5%

GERMANY - 0.4%
Bundesobligation, 0.75%, 02/24/17, EUR	725	1,011
Bundesrepublik Deutschland, 2.50%, 01/04/21, EUR	323	496
		1,507
ITALY - 2.4%
Italy Buoni Poliennali Del Tesoro
3.50%, 12/01/18, EUR	1,210	1,816
4.25%, 02/01/19, EUR	1,180	1,837
3.75%, 03/01/21 - 08/01/21, EUR	3,565	5,425
4.50%, 05/01/23, EUR	44	69
		9,147
PORTUGAL - 0.4%
Portugal Obrigacoes do Tesouro OT, 4.75%, 06/14/19, EUR	1,150	1,754

RUSSIAN FEDERATION - 0.1%
Russia Government International Bond, 7.50%, 03/31/30 (c)	240	279

SPAIN - 2.6%
Spain Government Bond
4.10%, 07/30/18, EUR	2,610	4,011
3.75%, 10/31/18, EUR	215	327
2.75%, 04/30/19, EUR	760	1,112
4.60%, 07/30/19, EUR	1,140	1,813
4.30%, 10/31/19, EUR	1,080	1,701
5.50%, 04/30/21, EUR	490	828
		9,792
UNITED STATES OF AMERICA - 22.6%
U.S. Treasury Bond
3.75%, 11/15/43	11,395	12,285
3.63%, 02/15/44	1,505	1,585
U.S. Treasury Note
0.25%, 12/31/15	880	880
0.75%, 01/15/17	1,115	1,117
0.63%, 02/15/17	573	572
1.50%, 12/31/18 - 02/28/19	14,245	14,246
1.63%, 03/31/19	6,905	6,925
2.38%, 12/31/20	4,265	4,357
2.13%, 01/31/21	2,200	2,210
2.00%, 02/28/21	250	249
2.25%, 04/30/21	303	306
2.75%, 11/15/23 - 02/15/24	40,043	41,022
		85,754

Total Government and Agency Obligations (proceeds $104,304)		108,233

Total Securities Sold Short - 30.5% (proceeds $111,406)		$115,571

(a)	Non-income producing security.
(b)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2014, the aggregate value of these liquid securities was $62,675 for long term investments and ($2,268) for securities sold short which represented 16.5% and (0.6)% of net assets, respectively.

(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Financial Statements.

(e)	Variable rate security. Rate stated was in effect as of June 30, 2014.
(f)	This variable rate senior loan will settle after June 30, 2014, at which time the interest rate will be determined.
(g)	Perpetual security.
(h)	Convertible security.
(i)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

See accompanying Notes to Financial Statements.

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Financials	23.9%
Non-U.S. Government Agency ABS	12.0
Consumer Discretionary	10.0
Government Securities	8.7
Industrials	4.9
Information Technology	4.0
Energy	3.9
Telecommunication Services	3.9
Health Care	2.8
Materials	1.8
Utilities	0.8
Consumer Staples	0.3
Short Term Investments	23.0
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Government Securities	93.7
Financials	1.9
Telecommunication Services	1.6
Consumer Discretionary	1.4
Information Technology	1.0
Industrials	0.4
Total Short Investments	100.0%

See accompanying Notes to Financial Statements.

Curian/DFA U.S. Micro Cap Fund

	Shares/Par †	Value
COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 15.6%
1-800-Flowers.com Inc. - Class A (a)	11	$61
Aeropostale Inc. (a) (b)	15	52
AH Belo Corp. - Class A	5	55
Ambassadors Group Inc. (a)	1	3
America’s Car-Mart Inc. (a) (b)	3	99
American Axle & Manufacturing Holdings Inc. (a)	18	342
American Public Education Inc. (a)	5	158
Arctic Cat Inc. (b)	5	191
Ark Restaurants Corp.	1	13
Asbury Automotive Group Inc. (a)	9	650
Ascent Capital Group Inc. - Class A (a)	4	267
Ballantyne Strong Inc. (a)	2	8
Barnes & Noble Inc. (a)	11	258
Bassett Furniture Industries Inc. (b)	1	10
Bebe Stores Inc. (b)	21	63
Big 5 Sporting Goods Corp.	4	52
Biglari Holdings Inc. (a) (b)	—	207
BJ’s Restaurants Inc. (a)	5	187
Blue Nile Inc. (a)	3	88
Blyth Inc. (b)	6	44
Bob Evans Farms Inc.	5	234
Body Central Corp. (a) (b)	5	4
Bon-Ton Stores Inc. (b)	3	34
Books-A-Million Inc. (a) (b)	1	1
Bravo Brio Restaurant Group Inc. (a)	5	86
Bridgepoint Education Inc. (a)	14	183
Brown Shoe Co. Inc.	14	391
Build-A-Bear Workshop Inc. (a)	5	69
Cache Inc. (a) (b)	2	4
Callaway Golf Co.	20	165
Capella Education Co.	3	184
Career Education Corp. (a)	17	79
Carmike Cinemas Inc. (a)	7	231
Carriage Services Inc.	3	59
Carrol’s Restaurant Group Inc. (a) (b)	7	51
Cato Corp. - Class A	9	269
Cavco Industries Inc. (a)	2	188
Central European Media Entertainment Ltd. - Class A (a) (b)	10	27
Cherokee Inc. (b)	1	22
Childrens Place Retail Stores Inc. (b)	4	207
Christopher & Banks Corp. (a)	7	61
Churchill Downs Inc.	5	485
Chuy’s Holdings Inc. (a) (b)	3	113
Citi Trends Inc. (a)	4	78
Cobra Electronics Corp. (a)	1	4
Collectors Universe Inc.	2	44
Cooper-Standard Holding Inc. (a)	—	24
Core-Mark Holding Co. Inc.	5	227
Corinthian Colleges Inc. (a) (b)	25	7
Crocs Inc. (a)	22	329
Culp Inc.	2	42
Cumulus Media Inc. - Class A (a)	12	78
Del Frisco’s Restaurant Group Inc. (a) (b)	6	165
Delta Apparel Inc. (a)	1	21
Destination Maternity Corp.	4	92
Destination XL Group Inc. (a)	14	76
DineEquity Inc.	4	336
Dixie Group Inc. - Class A (a)	1	9
Dover Downs Gaming & Entertainment Inc. (a)	2	2
Drew Industries Inc.	5	233
Education Management Corp. (a) (b)	4	6
Einstein Noah Restaurant Group Inc.	5	82
Entercom Communications Corp. - Class A (a)	3	36
Entravision Communications Corp. - Class A	15	93
Escalade Inc. (b)	2	35
Ethan Allen Interiors Inc.	5	135
EW Scripps Co. - Class A (a)	11	238
FAB Universal Corp. (a) (b) (c) (d) (e)	1	3
Famous Dave’s Of America Inc. (a)	2	46
Fiesta Restaurant Group Inc. (a)	5	235
Finish Line Inc. - Class A	9	276
Flexsteel Industries Inc.	2	52
Fred’s Inc. - Class A	13	199
Frisch’s Restaurants Inc. (b)	1	12
FTD Cos. Inc. (a)	2	72
Fuel Systems Solutions Inc. (a)	4	47
Full House Resorts Inc. (a)	3	5
G-III Apparel Group Ltd. (a)	1	54
Geeknet Inc. (a)	—	6
Gentherm Inc. (a)	7	296
Gordman’s Stores Inc. (b)	5	23
Grand Canyon Education Inc. (a)	2	85
Gray Television Inc. (a)	10	130
Harte-Hanks Inc.	17	122
Haverty Furniture Cos. Inc.	5	138
Helen of Troy Ltd. (a) (b)	3	182
hhgregg Inc. (a) (b)	9	96
Hibbett Sports Inc. (a) (b)	6	325
Hooker Furniture Corp.	2	37
Hovnanian Enterprises Inc. - Class A (a) (b)	26	133
Interval Leisure Group Inc.	6	121
iRobot Corp. (a) (b)	5	225
Isle of Capri Casinos Inc. (a)	7	62
ITT Educational Services Inc. (a) (b)	4	73
Jamba Inc. (a)	1	12
Johnson Outdoors Inc. - Class A	—	9
Journal Communications Inc. - Class A (a)	14	122
K12 Inc. (a)	8	186
KB Home (b)	17	312
Kirkland’s Inc. (a)	5	97
Kona Grill Inc. (a)	1	29
Krispy Kreme Doughnuts Inc. (a) (b)	14	224
La-Z-Boy Inc. (b)	12	283
Leapfrog Enterprises Inc. - Class A (a) (b)	12	90
Libbey Inc. (a)	4	100
Lifetime Brands Inc.	2	32
LIN Media LLC - Class A (a)	11	302
Lincoln Educational Services Corp. (b)	5	24
Lithia Motors Inc. - Class A	3	293
Luby’s Inc. (a) (b)	3	16
M/I Homes Inc. (a) (b)	6	150
Marine Products Corp.	2	14
MarineMax Inc. (a)	5	92
Martha Stewart Living Omnimedia Inc. - Class A (a)	6	28
Matthews International Corp. - Class A	7	296
McClatchy Co. - Class A (a)	12	64
MDC Holdings Inc. (b)	9	279
Media General Inc. - Class A (a) (b)	5	102
Modine Manufacturing Co. (a)	9	142
Monarch Casino & Resort Inc. (a)	3	42
Motorcar Parts of America Inc. (a)	3	67
Movado Group Inc.	5	205
Nathan’s Famous Inc. (a)	1	61
National American University Holdings Inc. (b)	2	5
National CineMedia Inc.	15	260
Nautilus Inc. (a) (b)	9	97
New York & Co. Inc. (a)	13	50
Nexstar Broadcasting Group Inc. - Class A (b)	6	299

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
NutriSystem Inc.	7	128
Orbitz Worldwide Inc. (a)	19	169
Overstock.com Inc. (a)	4	68
Oxford Industries Inc.	4	300
Pacific Sunwear of California Inc. (a)	17	41
Penn National Gaming Inc. (a) (b)	16	195
Pep Boys-Manny Moe & Jack (a)	12	139
Perry Ellis International Inc. (a)	3	52
PetMed Express Inc. (b)	7	93
Popeyes Louisiana Kitchen Inc. (a)	5	228
Quicksilver Inc. (a) (b)	33	117
RadioShack Corp. (a) (b)	6	6
Red Lion Hotels Corp. (a)	4	24
Red Robin Gourmet Burgers Inc. (a)	5	378
Regis Corp.	14	190
RG Barry Corp.	3	49
Rick’s Cabaret International Inc. (a)	1	10
Rocky Brands Inc.	1	14
Ruby Tuesday Inc. (a)	12	88
Ruth’s Hospitality Group Inc.	9	113
Salem Communications Corp. - Class A	2	16
Scholastic Corp.	—	13
Scientific Games Corp. - Class A (a)	16	177
Select Comfort Corp. (a)	10	209
Shiloh Industries Inc. (a) (b)	4	77
Shoe Carnival Inc.	7	151
Sizmek Inc. (a)	10	95
Skullcandy Inc. (a)	7	50
Skyline Corp. (a) (b)	3	14
Smith & Wesson Holding Corp. (a) (b)	1	17
Sonic Automotive Inc. - Class A	8	204
Sonic Corp. (a)	14	311
Spartan Motors Inc. (b)	8	34
Speedway Motorsports Inc.	7	119
Stage Stores Inc.	6	110
Standard Motor Products Inc.	7	315
Stanley Furniture Co. Inc. (a) (b)	1	1
Stein Mart Inc.	11	151
Steiner Leisure Ltd. (a)	3	132
Stoneridge Inc. (a) (b)	7	78
Strattec Security Corp.	1	35
Strayer Education Inc. (a)	2	108
Sturm Ruger & Co. Inc. (b)	4	217
Superior Industries International Inc.	6	115
Systemax Inc. (a)	1	11
Tandy Leather Factory Inc. (a)	1	11
Tile Shop Holdings Inc. (a) (b)	4	61
Tower International Inc. (a)	4	143
Town Sports International Holdings Inc. (b)	9	58
Tuesday Morning Corp. (a)	5	83
Tumi Holdings Inc. (a)	8	160
U.S. Auto Parts Network Inc. (a)	3	10
Unifi Inc. (a)	4	105
Universal Electronics Inc. (a)	4	191
Universal Technical Institute Inc.	6	74
ValueVision Media Inc. - Class A (a)	9	47
Vera Bradley Inc. (a)	5	109
VOXX International Corp. - Class A (a)	8	77
West Marine Inc. (a)	3	27
Wet Seal Inc. - Class A (a) (b)	24	22
Weyco Group Inc.	2	53
William Lyon Homes - Class A (a)	4	128
Winmark Corp.	1	98
Winnebago Industries Inc. (a)	7	164
World Wrestling Entertainment Inc. - Class A (b)	7	86
Zagg Inc. (a)	3	15
Zumiez Inc. (a)	7	194
		22,864
CONSUMER STAPLES - 3.1%
Alico Inc.	2	64
Alliance One International Inc. (a)	21	52
Andersons Inc.	1	71
Annie’s Inc. (a)	3	109
Boulder Brands Inc. (a)	16	221
Cal-Maine Foods Inc.	7	494
Calavo Growers Inc.	3	104
Central Garden & Pet Co. - Class A (a) (b)	14	126
Chefs’ Warehouse Inc. (a) (b)	6	112
Chiquita Brands International Inc. (a)	10	109
Coca-Cola Bottling Co.	2	119
Craft Brewers Alliance Inc. (a)	2	24
Farmer Bros. Co. (a)	4	82
Griffin Land & Nurseries Inc. - Class A (b)	1	26
Ingles Markets Inc. - Class A	4	93
Inter Parfums Inc.	8	222
Inventure Foods Inc. (a)	3	33
John B. Sanfilippo & Son Inc.	2	42
Liberator Medical Holdings Inc.	7	27
Lifeway Foods Inc. (a)	—	6
Limoneira Co.	—	3
Medifast Inc. (a)	4	118
MGP Ingredients Inc.	—	1
National Beverage Corp. (a)	6	122
Natural Grocers by Vitamin Cottage Inc. (a) (b)	4	91
Nutraceutical International Corp. (a)	1	16
Oil-Dri Corp. of America	1	20
Omega Protein Corp. (a)	5	69
Orchids Paper Products Co.	2	57
Pantry Inc. (a)	7	110
Prestige Brands Holdings Inc. (a)	12	391
Revlon Inc. - Class A (a)	5	153
Rocky Mountain Chocolate Factory Inc.	2	20
Roundy’s Inc. (b)	7	39
Seneca Foods Corp. - Class A (a)	1	33
SpartanNash Co.	8	161
Susser Holdings Corp. (a)	4	328
United-Guardian Inc.	—	4
Universal Corp.	3	145
USANA Health Sciences Inc. (a) (b)	3	205
Village Super Market Inc. - Class A	2	57
WD-40 Co.	4	292
Weis Markets Inc.	—	9
		4,580
ENERGY - 6.3%
Adams Resources & Energy Inc.	1	62
Alon USA Energy Inc.	16	194
Alpha Natural Resources Inc. (a) (b)	42	155
Approach Resources Inc. (a) (b)	7	151
Basic Energy Services Inc. (a)	12	337
Bill Barrett Corp. (a)	9	252
Bolt Technology Corp. (b)	2	36
BPZ Resources Inc. (a) (b)	28	86
Callon Petroleum Co. (a)	8	89
Clayton Williams Energy Inc. (a)	3	426
Cloud Peak Energy Inc. (a)	12	212
Comstock Resources Inc.	9	261
Contango Oil & Gas Co. (a)	7	278
Dawson Geophysical Co.	2	67
DHT Holdings Inc.	4	29
Emerald Oil Inc. (a) (b)	13	102
Endeavour International Corp. (a) (b)	10	13
Energy XXI Bermuda Ltd.	5	108

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
EnLink Midstream LLC	6	251
Era Group Inc. (a)	4	119
Escalera Resources Co. (a)	1	3
Evolution Petroleum Corp. (b)	3	32
FieldPoint Petroleum Corp. (a)	1	3
Forbes Energy Services Ltd. (a)	1	6
Forest Oil Corp. (a) (b)	11	25
Gastar Exploration Inc. (a) (b)	12	101
Geospace Technologies Corp. (a) (b)	2	137
Gevo Inc. (a) (b)	7	6
Goodrich Petroleum Corp. (a) (b)	8	222
Green Plains Renewable Energy Inc.	7	232
Gulf Island Fabrication Inc.	3	55
Gulfmark Offshore Inc. - Class A	8	354
Harvest Natural Resources Inc. (a) (b)	12	58
Hercules Offshore Inc. (a) (b)	42	168
ION Geophysical Corp. (a)	31	131
Key Energy Services Inc. (a)	16	144
Magnum Hunter Resources Corp. (a)	23	189
Matrix Service Co. (a)	7	225
Midstates Petroleum Co. Inc. (a) (b)	5	33
Miller Energy Resources Inc. (a) (b)	8	49
Mitcham Industries Inc. (a) (b)	4	63
Natural Gas Services Group Inc. (a)	3	94
Newpark Resources Inc. (a)	24	299
Nordic American Tankers Ltd. (b)	14	133
Northern Oil and Gas Inc. (a) (b)	12	190
Nuverra Environmental Solutions Inc. (a) (b)	4	75
Overseas Shipholding Group Inc. (a) (b) (c) (d) (e)	12	84
Panhandle Oil and Gas Inc. - Class A	1	77
Parker Drilling Co. (a)	29	191
Penn Virginia Corp. (a)	12	210
PetroQuest Energy Inc. (a)	12	94
PHI Inc. (a)	2	87
Pioneer Energy Services Corp. (a)	17	302
Pyramid Oil Co. (a)	1	4
Renewable Energy Group Inc. (a)	7	86
Rex Energy Corp. (a)	10	182
RigNet Inc. (a)	3	177
Saratoga Resources Inc. (a)	5	8
Swift Energy Co. (a) (b)	8	107
Synergy Resources Corp. (a)	15	192
Tesco Corp.	8	160
Tetra Technologies Inc. (a)	26	305
TGC Industries Inc. (a)	6	34
Triangle Petroleum Corp. (a) (b)	17	195
Uranium Energy Corp. (a) (b)	19	30
VAALCO Energy Inc. (a)	18	133
Warren Resources Inc. (a)	14	86
Westmoreland Coal Co. (a) (b)	3	122
Willbros Group Inc. (a)	9	116
		9,237
FINANCIALS - 18.4%
1st Source Corp.	5	164
1st United Bancorp Inc.	5	43
Access National Corp. (b)	3	38
Ambac Financial Group Inc. (a)	9	232
American Equity Investment Life Holding Co.	7	167
American National Bankshares Inc.	1	27
American River Bankshares (a)	1	10
Ameris Bancorp	6	123
Amerisafe Inc.	5	207
Arrow Financial Corp.	3	66
Asta Funding Inc. (a)	2	13
Astoria Financial Corp.	27	366
AV Homes Inc. (a) (b)	2	38
Baldwin & Lyons Inc. - Class B	2	63
Banc of California Inc. (b)	4	40
BancFirst Corp.	4	234
Bancorp Inc. (a)	10	113
Bank Mutual Corp. (b)	8	49
Bank of Commerce Holdings (b)	1	7
Bank of Kentucky Financial Corp.	1	41
BankFinancial Corp. (b)	4	47
Banner Corp.	6	225
Bar Harbor Bankshares (b)	1	35
BBCN Bancorp Inc.	21	335
BCB Bancorp Inc.	2	24
Beneficial Mutual Bancorp Inc. (a)	7	94
Berkshire Hills Bancorp Inc.	6	140
BGC Partners Inc. - Class A	29	213
BofI Holding Inc. (a)	3	196
Boston Private Financial Holdings Inc.	24	319
Bridge Bancorp Inc. (b)	1	29
Bridge Capital Holdings (a)	2	43
Brookline Bancorp Inc.	21	193
Bryn Mawr Bank Corp.	2	55
C&F Financial Corp. (b)	1	34
Calamos Asset Management Inc. - Class A	6	77
Camden National Corp.	2	69
Capital Bank Financial Corp. - Class A (a)	2	50
Capital City Bank Group Inc. (b)	2	29
Capital Southwest Corp. (b)	2	83
Cardinal Financial Corp.	8	141
CareTrust REIT Inc. (a)	6	109
Cascade Bancorp (a)	4	21
Cash America International Inc.	4	164
Center Bancorp Inc. (b)	3	67
Centerstate Banks Inc.	4	44
Central Pacific Financial Corp.	9	171
Century Bancorp Inc. - Class A	1	24
Chemical Financial Corp.	8	217
Citizens Inc. - Class A (a) (b)	11	82
City Holdings Co.	4	175
Clifton Bancorp Inc.	5	60
CNB Financial Corp.	2	38
CoBiz Financial Inc.	7	80
Codorus Valley Bancorp Inc. (b)	1	12
Columbia Banking System Inc.	15	403
Community Bank System Inc.	7	266
Community Bankers Trust Corp. (a)	1	6
Community Trust Bancorp Inc.	5	155
Consolidated-Tomoka Land Co.	1	41
Consumer Portfolio Services Inc. (a)	4	30
Cowen Group Inc. - Class A (a)	22	92
Crawford & Co. - Class B	5	50
Crawford & Co. - Class A	1	10
Customers Bancorp Inc. (a)	4	87
CVB Financial Corp.	16	259
Diamond Hill Investment Group Inc.	1	112
Dime Community Bancshares Inc.	12	192
Donegal Group Inc. - Class A	4	57
eHealth Inc. (a)	5	172
EMC Insurance Group Inc.	2	50
Employer Holdings Inc.	8	163
Encore Capital Group Inc. (a)	5	235
Enterprise Bancorp Inc.	1	30
Enterprise Financial Services Corp.	3	52
ESB Financial Corp.	3	44
ESSA Bancorp Inc. (b)	2	26
Ezcorp Inc. - Class A (a)	4	43
Farmers Capital Bank Corp. (a) (b)	1	16
Federal Agricultural Mortgage Corp. - Class C	2	65
Federated National Holding Co.	2	53

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Fidelity Southern Corp.	3	35
Financial Institutions Inc.	3	65
First Bancorp Inc. (b)	2	35
First Bancorp Inc. (a)	27	149
First Bancorp Inc.	1	27
First Busey Corp.	20	114
First Business Financial Services Inc.	1	28
First Commonwealth Financial Corp.	26	241
First Community Bancshares Inc. (b)	4	63
First Connecticut Bancorp Inc.	3	48
First Defiance Financial Corp.	2	43
First Financial Bancorp	16	270
First Financial Corp.	3	82
First Financial Northwest Inc.	3	34
First Interstate BancSystem Inc. - Class A (b)	5	124
First Merchants Corp.	11	228
First Midwest Bancorp Inc.	18	315
First South Bancorp Inc.	—	3
Flagstar Bancorp Inc. (a)	12	216
Flushing Financial Corp.	8	162
Forestar Group Inc. (a)	9	163
Fortegra Financial Corp. (a) (b)	1	9
Fox Chase Bancorp Inc.	1	24
Franklin Financial Corp. (a)	1	25
FXCM Inc. - Class A (b)	11	161
Gain Capital Holdings Inc. (b)	8	62
German American Bancorp Inc.	2	44
GFI Group Inc.	18	59
Glacier Bancorp Inc.	3	99
Global Indemnity Plc (a)	2	56
Great Southern Bancorp Inc.	2	57
Green Dot Corp. - Class A (a)	7	136
Greenhill & Co. Inc. (b)	7	349
Greenlight Capital Re Ltd. - Class A (a)	10	317
Hallmark Financial Services Inc. (a)	2	22
Hanmi Financial Corp.	8	172
Harris & Harris Group Inc. (a)	3	11
HCI Group Inc. (b)	2	86
Heartland Financial USA Inc.	3	76
Heritage Commerce Corp.	4	34
Heritage Financial Corp.	5	81
HF Financial Corp.	1	13
HFF Inc. - Class A	8	314
Hilltop Holdings Inc. (a)	6	120
Hingham Institution for Savings (b)	—	26
Home Bancorp Inc. (a) (b)	—	8
Home Bancshares Inc. (b)	5	178
Horace Mann Educators Corp.	10	324
Horizon Bancorp	2	36
Hudson Valley Holding Corp.	3	61
ICG Group Inc. (a)	9	186
Imperial Holdings Inc. (a) (b)	1	5
Independence Holding Co.	1	20
Independent Bank Corp.	6	216
Independent Bank Group Inc.	—	14
Interactive Brokers Group Inc.	10	241
Intervest Bancshares Corp. (b)	2	13
INTL FCStone Inc. (a)	4	76
Investors Title Co. (b)	—	26
KCG Holdings Inc. - Class A (a)	4	49
Kearny Financial Corp. (a) (b)	4	53
Kennedy-Wilson Holdings Inc.	10	255
Ladenburg Thalmann Financial Services Inc. (a) (b)	24	76
Lakeland Bancorp Inc.	3	33
Lakeland Financial Corp.	4	153
LNB Bancorp Inc.	1	13
Macatawa Bank Corp. (b)	1	6
Maiden Holdings Ltd.	14	170
MainSource Financial Group Inc.	4	62
Malvern Bancorp Inc. (a)	1	7
Manning & Napier Inc. - Class A	3	44
Marlin Business Services Inc.	2	45
MBT Financial Corp. (a)	3	16
Medallion Financial Corp. (b)	6	73
Mercantile Bank Corp.	2	52
Merchants Bancshares Inc.	2	51
Meridian Interstate BanCorp Inc. (a)	2	42
Meta Financial Group Inc. (b)	1	42
Metro Bancorp Inc. (a)	2	57
MicroFinancial Inc. (b)	3	25
Midsouth Bancorp Inc.	2	47
MidWestOne Financial Group Inc.	1	14
National Bank Holdings Corp. - Class A	2	36
National Interstate Corp.	2	52
National Penn Bancshares Inc. (b)	5	50
National Western Life Insurance Co. - Class A	—	113
Navigators Group Inc. (a)	4	284
NBT Bancorp Inc.	10	236
NewBridge Bancorp (a)	1	10
NewStar Financial Inc. (a)	7	104
Nicholas Financial Inc.	2	27
North Valley Bancorp (a)	—	6
Northeast Bancorp	—	2
Northfield Bancorp Inc.	14	183
Northrim BanCorp Inc.	1	28
Northwest Bancshares Inc.	21	282
OceanFirst Financial Corp.	3	51
OFG Bancorp (b)	10	180
Old National Bancorp (b)	19	270
OmniAmerican Bancorp Inc. (b)	2	56
OneBeacon Insurance Group Ltd. - Class A	1	14
Oppenheimer Holdings Inc. - Class A	3	64
Oritani Financial Corp. (b)	13	204
Pacific Continental Corp. (b)	3	46
Pacific Mercantile Bancorp (a)	1	7
Pacific Premier Bancorp Inc. (a)	2	35
PacWest Bancorp	2	77
Park National Corp. (b)	3	225
Park Sterling Corp. (b)	8	49
Peapack Gladstone Financial Corp.	2	48
Penns Woods Bancorp Inc.	1	28
Peoples Bancorp Inc.	2	62
PHH Corp. (a)	12	267
Phoenix Cos. Inc. (a)	1	53
Pico Holdings Inc. (a)	5	128
Pinnacle Financial Partners Inc.	11	445
Preferred Bank (a)	2	58
Premier Financial Bancorp Inc.	—	8
Provident Financial Holdings Inc.	2	30
Provident Financial Services Inc.	15	252
Prudential Bancorp Inc.	1	8
Pulaski Financial Corp.	1	13
Regional Management Corp. (a)	2	37
Renasant Corp.	7	213
Republic Bancorp Inc. - Class A	4	91
Resource America Inc. - Class A	1	11
S&T Bancorp Inc.	4	105
Safeguard Scientifics Inc. (a)	5	111
Safety Insurance Group Inc.	4	201
Sandy Spring Bancorp Inc.	6	138
Security National Financial Corp. - Class A (a)	1	4
Selective Insurance Group	9	223
Shore Bancshares Inc. (a) (b)	1	10
Sierra Bancorp	2	33
Simmons First National Corp. - Class A	4	149

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Simplicity Bancorp Inc.	1	21
South State Corp.	5	320
Southside Bancshares Inc. (b)	4	123
Southwest Bancorp Inc.	3	58
State Auto Financial Corp.	7	175
Sterling Bancorp	19	232
Stewart Information Services Corp.	5	158
Stock Yards Bancorp Inc.	3	87
Suffolk Bancorp (a)	2	47
Sun Bancorp Inc. (a) (b)	13	51
Taylor Capital Group Inc. (a)	5	117
Tejon Ranch Co. (a)	6	181
Territorial Bancorp Inc.	2	42
TF Financial Corp.	—	13
Tompkins Financial Corp.	3	158
Tower Group International Ltd. (b)	15	28
TowneBank (b)	3	54
Tree.com Inc. (a)	3	75
Trico Bancshares (b)	3	78
TrustCo Bank Corp.	23	155
Union Bankshares Corp.	11	271
United Community Banks Inc.	14	235
United Community Financial Corp. (a)	2	6
United Financial Bancorp Inc.	10	132
United Fire Group Inc.	6	165
Universal Insurance Holdings Inc.	7	85
Univest Corp. of Pennsylvania (b)	2	42
ViewPoint Financial Group	11	293
Virtus Investment Partners Inc. (a)	—	80
Walker & Dunlop Inc. (a)	6	86
Washington Trust Bancorp Inc. (b)	2	87
Waterstone Financial Inc.	9	104
WesBanco Inc.	6	183
West Bancorp Inc. (b)	2	26
Westamerica Bancorporation (b)	3	160
Western Alliance Bancorp (a)	17	411
Westfield Financial Inc. (b)	8	57
Westwood Holdings Group Inc.	2	94
Wilshire Bancorp Inc.	20	206
World Acceptance Corp. (a) (b)	5	348
WSFS Financial Corp.	2	147
Yadkin Financial Corp. (a)	1	22
		26,862
HEALTH CARE - 9.5%
Accuray Inc. (a) (b)	16	145
Achillion Pharmaceuticals Inc. (a) (b)	11	80
Acorda Therapeutics Inc. (a) (b)	9	299
Addus HomeCare Corp. (a)	3	75
Affymetrix Inc. (a) (b)	14	122
Albany Molecular Research Inc. (a)	7	133
Alliance HealthCare Services Inc. (a)	—	10
Almost Family Inc. (a)	2	48
AMAG Pharmaceuticals Inc. (a)	2	31
Amedisys Inc. (a) (b)	10	169
Amicus Therapeutics Inc. (a)	1	3
AMN Healthcare Services Inc. (a)	12	142
Amsurg Corp. (a)	6	280
Anacor Pharmaceuticals Inc. (a) (b)	2	30
Analogic Corp.	3	273
AngioDynamics Inc. (a)	8	137
Anika Therapeutics Inc. (a)	5	225
Atrion Corp. (b)	1	180
Auxilium Pharmaceuticals Inc. (a) (b)	12	243
AVEO Pharmaceuticals Inc. (a) (b)	5	9
Baxano Surgical Inc. (a) (b)	2	1
Bio-Reference Labs Inc. (a)	5	158
BioScrip Inc. (a) (b)	15	123
BioTelemetry Inc. (a)	8	55
Bovie Medical Corp. (a)	1	2
Cambrex Corp. (a)	9	188
Cantel Medical Corp.	9	342
Capital Senior Living Corp. (a)	7	163
Chindex International Inc. (a)	2	38
Codexis Inc. (a) (b)	7	10
Computer Programs & Systems Inc.	3	194
Conmed Corp.	6	269
Corvel Corp. (a)	6	288
Cross Country Healthcare Inc. (a)	6	38
CryoLife Inc.	10	87
Cumberland Pharmaceuticals Inc. (a) (b)	3	13
Cutera Inc. (a) (b)	3	28
Cynosure Inc. - Class A (a)	4	89
DepoMed Inc. (a)	5	68
Emergent BioSolutions Inc. (a)	9	210
Ensign Group Inc.	6	171
Enzo Biochem Inc. (a)	6	32
Enzon Pharmaceuticals Inc. (b)	3	3
Exactech Inc. (a)	3	68
ExamWorks Group Inc. (a)	9	293
Five Star Quality Care Inc. (a)	12	59
Gentiva Health Services Inc. (a)	6	93
Greatbatch Inc. (a)	6	291
Hanger Orthopedic Group Inc. (a)	8	261
Harvard Apparatus Regenerative Technology Inc. (a) (b)	1	15
Harvard Bioscience Inc. (a) (b)	6	26
Healthways Inc. (a) (b)	9	155
Horizon Pharma Inc. (a) (b)	15	241
ICU Medical Inc. (a)	3	174
Insys Therapeutics Inc. (a) (b)	5	148
Integra LifeSciences Holdings Corp. (a)	3	157
Invacare Corp.	9	158
IPC The Hospitalist Co. Inc. (a)	5	211
Iridex Corp. (a)	2	14
Kindred Healthcare Inc.	10	236
Landauer Inc.	2	88
Lannett Co. Inc. (a)	6	309
LeMaitre Vascular Inc.	3	22
LHC Group Inc. (a)	6	129
Ligand Pharmaceuticals Inc. (a)	4	243
Luminex Corp. (a)	8	131
Masimo Corp. (a)	1	17
MedAssets Inc. (a)	5	121
Medical Action Industries Inc. (a) (b)	2	26
Meridian Bioscience Inc.	9	195
Merit Medical Systems Inc. (a)	12	186
Misonix Inc. (a)	1	6
Momenta Pharmaceuticals Inc. (a)	10	120
National Healthcare Corp.	2	99
National Research Corp. - Class A (a)	5	68
National Research Corp. - Class B (a) (b)	1	32
Natus Medical Inc. (a)	8	211
Omnicell Inc. (a)	10	274
Oncothyreon Inc. (a)	2	5
OraSure Technologies Inc. (a)	11	95
Orthofix International NV (a)	3	125
Pacific Biosciences of California Inc. (a)	8	51
Pain Therapeutics Inc. (a)	8	47
PDI Inc. (a)	2	11
PDL BioPharma Inc. (b)	24	234
Pernix Therapeutics Holdings (a) (b)	4	35
PharMerica Corp. (a)	6	178
PhotoMedex Inc. (a) (b)	6	68
Pozen Inc. (a)	8	65
Progenics Pharmaceuticals Inc. (a) (b)	9	40

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Providence Services Corp. (a)	3	94
Quality Systems Inc.	11	177
Quidel Corp. (a)	7	151
RadNet Inc. (a)	1	6
Receptos Inc. (a) (b)	—	17
Repligen Corp. (a)	6	138
Rigel Pharmaceuticals Inc. (a)	11	39
RTI Surgical Inc. (a)	15	67
Sagent Pharmaceuticals Inc. (a)	6	155
Sciclone Pharmaceuticals Inc. (a)	22	117
Select Medical Holdings Corp.	10	159
Skilled Healthcare Group Inc. - Class A (a)	5	28
Span-America Medical Systems Inc.	—	5
Spectrum Pharmaceuticals Inc. (a) (b)	12	100
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	9	64
SurModics Inc. (a)	6	136
Symmetry Medical Inc. (a)	12	109
Targacept Inc. (a) (b)	6	29
Tornier BV (a)	11	267
Transcept Pharmaceuticals Inc. (b)	6	12
Triple-S Management Corp. - Class B (a)	6	110
Universal American Corp.	21	173
US Physical Therapy Inc.	3	116
Utah Medical Products Inc.	1	55
Vascular Solutions Inc. (a)	3	72
Volcano Corp. (a)	4	73
Wright Medical Group Inc. (a)	12	363
		13,867
INDUSTRIALS - 18.8%
AAON Inc.	11	356
AAR Corp.	9	237
ABM Industries Inc.	9	256
Acacia Research Corp. (b)	9	162
ACCO Brands Corp. (a)	24	154
Accuride Corp. (a)	6	32
Aceto Corp.	7	129
Acorn Energy Inc. (a) (b)	4	8
Aegion Corp. (a)	7	167
Aerovironment Inc. (a)	9	277
Air Transport Services Group Inc. (a)	16	130
Alamo Group Inc.	3	188
Albany International Corp. - Class A	7	251
Allied Motion Technologies Inc. (b)	1	9
Altra Holdings Inc.	9	325
Ameresco Inc. - Class A (a)	6	44
American Railcar Industries Inc. (b)	4	274
American Science & Engineering Inc.	2	161
American Superconductor Corp. (a) (b)	11	19
American Woodmark Corp. (a)	5	147
Ampco-Pittsburgh Corp.	4	81
Apogee Enterprises Inc.	7	236
ARC Document Solutions Inc. (a)	14	80
ArcBest Corp.	5	213
Argan Inc.	4	146
Astec Industries Inc.	6	250
Astronics Corp. (a)	4	207
Astronics Corp. - Class B (a)	1	38
Atlas Air Worldwide Holdings Inc. (a)	6	224
AZZ Inc.	6	299
Baltic Trading Ltd.	11	63
Barrett Business Services Inc.	2	108
Blount International Inc. (a)	14	201
Briggs & Stratton Corp. (b)	13	260
Brink’s Co.	10	284
CAI International Inc. (a)	5	117
CBIZ Inc. (a)	13	117
CDI Corp.	5	76
Ceco Environmental Corp. (b)	6	98
Celadon Group Inc.	6	131
Cenveo Corp. (a)	10	36
CIRCOR International Inc.	4	276
Columbus Mckinnon Corp.	5	132
Comfort Systems USA Inc.	9	135
Commercial Vehicle Group Inc. (a)	6	57
Courier Corp. (b)	3	45
Covenant Transportation Group Inc. - Class A (a)	1	16
CPI Aerostructures Inc. (a)	3	42
Cubic Corp.	3	127
Douglas Dynamics Inc.	5	94
Ducommun Inc. (a)	4	95
DXP Enterprises Inc. (a)	1	38
Dycom Industries Inc. (a)	12	375
Dynamic Materials Corp.	2	53
Eagle Bulk Shipping Inc. (a)	6	19
Eastern Co.	1	9
Echo Global Logistics Inc. (a)	7	137
Encore Wire Corp.	5	257
Energy Recovery Inc. (a) (b)	10	50
EnerNOC Inc. (a)	10	188
Engility Holdings Inc. (a)	4	164
Ennis Inc.	5	76
EnPro Industries Inc. (a) (b)	6	415
ESCO Technologies Inc.	8	283
Espey Manufacturing & Electronics Corp.	1	15
Exponent Inc.	4	282
Federal Signal Corp.	16	229
Forward Air Corp.	7	359
Franklin Covey Co. (a)	4	74
FreightCar America Inc.	2	57
Fuel Tech Inc. (a)	7	38
Furmanite Corp. (a)	11	127
G&K Services Inc. - Class A	5	263
GenCorp Inc. (a) (b)	12	221
Gibraltar Industries Inc. (a)	7	115
Global Power Equipment Group Inc. (b)	4	68
Goldfield Corp. (a)	3	6
Gorman-Rupp Co.	7	255
GP Strategies Corp. (a) (b)	6	148
GrafTech International Ltd. (a) (b)	31	322
Graham Corp.	2	73
Granite Construction Inc.	4	140
Great Lakes Dredge & Dock Corp. (a)	13	108
Greenbrier Cos. Inc. (a) (b)	5	305
Griffon Corp.	18	223
H&E Equipment Services Inc. (a)	8	291
Hardinge Inc. (b)	2	27
Hawaiian Holdings Inc. (a) (b)	10	136
Heidrick & Struggles International Inc.	4	75
Heritage-Crystal Clean Inc. (a)	—	5
Hill International Inc. (a)	4	25
Houston Wire & Cable Co.	3	32
Hudson Global Inc. (a)	2	7
Hurco Cos. Inc.	1	26
Huron Consulting Group Inc. (a)	1	78
Hyster-Yale Materials Handling Inc. - Class A	1	66
ICF International Inc. (a)	5	162
II-VI Inc. (a)	9	132
InnerWorkings Inc. (a) (b)	2	16
Innovative Solutions & Support Inc. (a) (b)	—	3
Insperity Inc.	6	193
Insteel Industries Inc.	4	79
Interface Inc.	17	311
International Shipholding Corp.	—	9

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Intersections Inc.	7	36
John Bean Technologies Corp.	9	270
Kaman Corp. - Class A	6	266
Kelly Services Inc. - Class A	9	156
Keyw Holding Corp. (a) (b)	7	82
Kforce Inc. (b)	8	181
Kimball International Inc. - Class B	7	117
Knight Transportation Inc.	12	291
Knoll Inc.	12	208
Korn/Ferry International (a)	4	126
Kratos Defense & Security Solutions Inc. (a)	14	106
Layne Christensen Co. (a) (b)	7	92
LB Foster Co.	2	106
Lindsay Corp. (b)	2	206
LMI Aerospace Inc. (a)	3	42
LS Starrett Co. - Class A	—	8
LSI Industries Inc.	2	18
Lydall Inc. (a)	1	39
Magnetek Inc. (a)	—	7
Marten Transport Ltd.	8	184
Matson Inc.	9	240
McGrath RentCorp	7	240
Meritor Inc. (a)	18	241
Metalico Inc. (a)	11	14
Miller Industries Inc.	2	40
Mistras Group Inc. (a)	6	151
Mueller Water Products Inc. - Class A	29	250
Multi-Color Corp.	4	147
MYR Group Inc. (a)	7	175
NACCO Industries Inc. - Class A	1	65
National Presto Industries Inc. (b)	1	108
Navigant Consulting Inc. (a)	14	237
NCI Building Systems Inc. (a)	1	28
NL Industries Inc.	2	19
NN Inc.	5	124
Nortek Inc. (a) (b)	3	262
Northwest Pipe Co. (a)	2	88
Ocean Power Technologies Inc. (a) (b)	2	3
Omega Flex Inc.	1	20
Orbital Sciences Corp. (a)	1	21
Orion Energy Systems Inc. (a)	5	19
Orion Marine Group Inc. (a)	5	57
PAM Transportation Services Inc. (a)	1	23
Park-Ohio Holdings Corp.	5	285
Patrick Industries Inc. (a)	4	191
Patriot Transportation Holding Inc. (a)	1	33
Pendrell Corp. (a)	8	13
PGT Inc. (a)	12	99
Pike Corp. (a)	7	61
PMFG Inc. (a) (b)	5	25
Powell Industries Inc.	3	210
PowerSecure International Inc. (a) (b)	4	40
Preformed Line Products Co.	—	5
Primoris Services Corp.	10	281
Providence and Worcester Railroad Co.	—	5
Quad/Graphics Inc. - Class A	5	116
Quality Distribution Inc. (a)	6	91
Quanex Building Products Corp.	10	182
Raven Industries Inc.	9	294
RBC Bearings Inc.	4	278
Republic Airways Holdings Inc. (a)	9	102
Resources Connection Inc.	16	210
Roadrunner Transportation Systems Inc. (a)	7	210
RPX Corp. (a)	12	204
Rush Enterprises Inc. - Class A (a)	6	197
Saia Inc. (a)	7	293
Schawk Inc. - Class A	3	67
SIFCO Industries Inc.	1	37
SkyWest Inc.	10	119
SL Industries Inc. (a)	1	15
SP Plus Corp. (a)	5	111
Sparton Corp. (a)	2	63
Standex International Corp.	3	228
Sterling Construction Co. Inc. (a)	2	21
Sun Hydraulics Corp.	6	238
Supreme Industries Inc. - Class A (a)	3	17
Sypris Solutions Inc.	5	25
Taser International Inc. (a)	10	131
Team Inc. (a)	5	201
Tecumseh Products Co. (a) (b)	2	11
Tennant Co.	4	342
Thermon Group Holdings Inc. (a)	8	202
Titan International Inc. (b)	14	237
Titan Machinery Inc. (a) (b)	4	66
TRC Cos. Inc. (a) (b)	1	6
Trex Co. Inc. (a)	6	183
TriMas Corp. (a)	—	15
TrueBlue Inc. (a)	8	214
Tutor Perini Corp. (a)	6	186
Twin Disc Inc.	3	86
Ultralife Corp. (a)	—	—
Ultrapetrol Bahamas Ltd. (a)	1	4
UniTek Global Services Inc. (a)	2	1
Universal Forest Products Inc.	5	246
Universal Truckload Services Inc.	4	95
US Ecology Inc.	6	290
USA Truck Inc. (a) (b)	—	8
Versar Inc. (a)	2	7
Viad Corp.	5	108
Vicor Corp. (a)	2	14
VSE Corp.	1	63
Wabash National Corp. (a) (b)	13	185
XPO Logistics Inc. (a) (b)	6	174
YRC Worldwide Inc. (a)	3	78
		27,407
INFORMATION TECHNOLOGY - 18.3%
Actuate Corp. (a) (b)	13	63
ADTRAN Inc.	14	306
Advanced Energy Industries Inc. (a)	11	218
Aeroflex Holding Corp. (a)	7	71
Agilysys Inc. (a)	4	58
Alliance Fiber Optic Products Inc.	1	10
Alpha & Omega Semiconductor Ltd. (a)	4	37
American Software Inc. - Class A (b)	6	64
Amtech Systems Inc. (a)	3	33
Anadigics Inc. (a) (b)	10	8
Applied Micro Circuits Corp. (a) (b)	2	25
Audience Inc. (a)	4	45
AVG Technologies NV (a)	14	286
Avid Technology Inc. (a)	2	17
Aware Inc. (a)	5	32
Axcelis Technologies Inc. (a)	12	23
AXT Inc. (a)	12	25
Badger Meter Inc.	4	236
Bazaarvoice Inc. (a) (b)	2	19
Bel Fuse Inc. - Class B	3	66
Blackbaud Inc.	1	32
Blackhawk Network Holdings Inc. - Class A (a) (b)	1	22
Blackhawk Network Holdings Inc. - Class B (a)	2	57
Blucora Inc. (a) (b)	10	192
Bottomline Technologies Inc. (a)	9	273
BroadVision Inc. (a) (b)	2	17
Brooks Automation Inc.	14	152
Cabot Microelectronics Corp. (a)	7	291

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CalAmp Corp. (a)	11	229
Calix Inc. (a)	10	78
Cascade Microtech Inc. (a)	3	47
Cass Information Systems Inc.	3	166
Ceva Inc. (a)	6	93
Checkpoint Systems Inc. (a)	10	138
Ciber Inc. (a)	20	99
Cinedigm Corp. (a)	14	35
Cirrus Logic Inc. (a) (b)	15	337
Clearfield Inc. (a) (b)	3	53
Coherent Inc. (a)	—	19
Cohu Inc.	4	44
Communications Systems Inc.	1	15
Computer Task Group Inc.	5	86
comScore Inc. (a)	7	257
Comverse Inc. (a)	4	112
Concurrent Computer Corp.	1	10
Constant Contact Inc. (a)	8	247
Cray Inc. (a) (b)	12	325
CSG Systems International Inc.	10	252
Daktronics Inc.	12	142
Datalink Corp. (a)	5	53
Demand Media Inc. (a)	21	100
Dice Holdings Inc. (a)	11	81
Digi International Inc. (a) (b)	6	55
Digimarc Corp. (b)	—	10
Digital River Inc. (a)	9	141
Diodes Inc. (a)	10	280
DSP Group Inc. (a)	5	41
DTS Inc. (a) (b)	4	81
EarthLink Holdings Corp.	25	94
Eastman Kodak Co. (a)	1	20
Ebix Inc. (b)	7	104
Echelon Corp. (a) (b)	6	15
Electro Rent Corp.	4	67
Electro Scientific Industries Inc.	6	43
Electronics for Imaging Inc. (a) (b)	3	140
Ellie Mae Inc. (a) (b)	6	196
eMagin Corp. (a) (b)	2	5
Emcore Corp. (a) (b)	7	28
Emulex Corp. (a)	15	87
Entegris Inc. (a)	7	93
Entropic Communications Inc. (a)	25	83
Envestnet Inc. (a)	2	101
EPIQ Systems Inc. (b)	8	110
ePlus Inc. (a) (b)	2	108
Exar Corp. (a)	10	118
ExlService Holdings Inc. (a)	7	193
Extreme Networks (a) (b)	18	80
Fabrinet (a)	7	137
FARO Technologies Inc. (a)	4	205
FormFactor Inc. (a)	12	100
Forrester Research Inc.	5	182
Fusion-io Inc. (a)	4	40
Global Cash Access Holdings Inc. (a)	12	111
Globalscape Inc. (b)	4	10
GSI Group Inc. (a)	9	111
GSI Technology Inc. (a) (b)	3	18
GT Advanced Technologies Inc. (a) (b)	28	521
Hackett Group Inc.	6	37
Harmonic Inc. (a)	22	167
Heartland Payment Systems Inc.	7	285
Higher One Holdings Inc. (a)	10	37
Hutchinson Technology Inc. (a) (b)	4	11
ID Systems Inc. (a)	2	9
IEC Electronics Corp. (a)	2	7
iGate Corp. (a)	1	49
Imation Corp. (a) (b)	10	36
Immersion Corp. (a)	2	31
Infinera Corp. (a) (b)	21	190
Innodata Inc. (a)	6	18
Inphi Corp. (a)	9	129
Insight Enterprises Inc. (a)	11	341
Integrated Device Technology Inc. (a)	34	524
Integrated Silicon Solutions Inc. (a)	7	101
InterDigital Inc.	5	256
Internap Network Services Corp. (a)	15	109
Intersil Corp. - Class A	3	50
Intevac Inc. (a)	1	10
IntraLinks Holdings Inc. (a)	14	125
Ixia (a)	11	126
IXYS Corp.	7	91
Kemet Corp. (a)	8	48
Key Tronic Corp. (a)	4	42
Kofax Ltd. (a) (b)	10	89
Kopin Corp. (a)	15	50
Kulicke & Soffa Industries Inc. (a)	16	231
KVH Industries Inc. (a)	3	35
Lattice Semiconductor Corp. (a)	34	278
Limelight Networks Inc. (a)	18	56
Lionbridge Technologies Inc. (a)	16	96
LoJack Corp. (a)	1	6
Magnachip Semiconductor Corp. (a)	8	111
Mantech International Corp. - Class A	6	186
Marchex Inc. - Class B	4	45
MaxLinear Inc. - Class A (a)	4	43
Maxwell Technologies Inc. (a)	6	85
Measurement Specialties Inc. (a)	4	352
MeetMe Inc. (a) (b)	7	18
Mercury Systems Inc. (a)	8	88
Mesa Laboratories Inc. (b)	1	74
Methode Electronics Inc.	8	307
Micrel Inc.	16	180
MicroStrategy Inc. - Class A (a)	—	23
MOCON Inc.	1	11
MoneyGram International Inc. (a)	4	55
Monolithic Power Systems Inc.	9	377
Monotype Imaging Holdings Inc.	11	315
Monster Worldwide Inc. (a)	30	193
MoSys Inc. (a) (b)	5	16
Move Inc. (a)	9	130
MTS Systems Corp. (b)	4	276
Multi-Fineline Electronix Inc. (a)	2	24
Nanometrics Inc. (a)	9	155
NAPCO Security Technologies Inc. (a) (b)	1	7
NCI Inc. - Class A (a)	2	17
NeoPhotonics Corp. (a)	3	14
NetGear Inc. (a)	8	283
NetScout Systems Inc. (a)	11	502
Newport Corp. (a)	15	273
NIC Inc.	1	22
Novatel Wireless Inc. (a)	6	11
Oclaro Inc. (a)	25	55
Omnivision Technologies Inc. (a)	11	233
Oplink Communications Inc. (a)	6	102
Optical Cable Corp.	1	3
PAR Technology Corp. (a)	—	2
Park Electrochemical Corp. (b)	5	148
PC Connection Inc.	5	98
PCM Inc. (a)	1	11
PDF Solutions Inc. (a)	7	146
Pegasystems Inc.	4	84
Perceptron Inc.	2	28
Perficient Inc. (a)	9	169
Pericom Semiconductor Corp. (a)	4	34
Photronics Inc. (a)	20	169

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Plexus Corp. (a)	4	187
PLX Technology Inc. (a)	8	53
PMC - Sierra Inc. (a)	37	280
PRGX Global Inc. (a) (b)	5	32
Procera Networks Inc. (a) (b)	4	39
Progress Software Corp. (a)	11	276
QAD Inc. - Class A	2	33
QLogic Corp. (a)	16	166
QuinStreet Inc. (a)	11	58
Qumu Corp. (a)	3	41
Radisys Corp. (a) (b)	4	15
Rambus Inc. (a)	35	498
RealD Inc. (a)	15	193
RealNetworks Inc. (a)	2	14
Reis Inc.	2	38
RF Industries Ltd.	2	11
Rofin-Sinar Technologies Inc. (a)	7	166
Rogers Corp. (a)	5	339
Rosetta Stone Inc. (a)	5	51
Rubicon Technology Inc. (a) (b)	5	41
Rudolph Technologies Inc. (a)	8	76
ScanSource Inc. (a)	6	244
SeaChange International Inc. (a)	9	70
ServiceSource International Inc. (a) (b)	5	28
ShoreTel Inc. (a)	13	84
Sigma Designs Inc. (a)	7	31
Silicon Graphics International Corp. (a)	1	6
Silicon Image Inc. (a)	20	98
SMTC Corp. (a)	1	3
Sonus Networks Inc. (a)	55	198
Spansion Inc. - Class A (a)	13	282
Stamps.com Inc. (a)	4	136
StarTek Inc. (a)	—	3
SunPower Corp. (a) (b)	5	198
Super Micro Computer Inc. (a)	8	209
support.com Inc. (a) (b)	9	23
Sykes Enterprises Inc. (a)	9	196
Synaptics Inc. (a)	3	294
Synchronoss Technologies Inc. (a)	8	284
Tangoe Inc. (a)	—	5
TeleCommunication Systems Inc. - Class A (a)	5	16
TeleNav Inc. (a)	8	48
TeleTech Holdings Inc. (a)	12	342
Tessco Technologies Inc.	3	100
Tessera Technologies Inc.	14	317
Transact Technologies Inc.	—	2
Travelzoo Inc. (a)	3	54
TriQuint Semiconductor Inc. (a)	39	609
TTM Technologies Inc. (a)	19	152
Ultra Clean Holdings Inc. (a)	6	59
Ultratech Inc. (a)	7	160
Unisys Corp. (a)	10	239
United Online Inc.	4	44
Universal Display Corp. (a) (b)	1	22
Veeco Instruments Inc. (a)	10	365
Viasystems Group Inc. (a)	—	4
Virtusa Corp. (a)	7	258
Vishay Precision Group Inc. (a)	3	46
Wayside Technology Group Inc.	—	5
Westell Technologies Inc. - Class A (a) (b)	11	26
Xcerra Corp. (a)	14	131
XO Group Inc. (a)	6	71
Zix Corp. (a) (b)	14	48
		26,686

MATERIALS - 6.2%
A. Schulman Inc.	7	262
AEP Industries Inc. (a)	1	41
AK Steel Holding Corp. (a) (b)	9	72
AM Castle & Co. (a)	5	51
American Vanguard Corp. (b)	9	119
Balchem Corp.	—	20
Boise Cascade Co. (a)	8	225
Calgon Carbon Corp. (a)	15	327
Century Aluminum Co. (a)	23	361
Chase Corp.	2	85
Clearwater Paper Corp. (a)	8	466
Core Molding Technologies Inc. (a)	—	3
Deltic Timber Corp.	2	113
Ferro Corp. (a)	24	299
Flotek Industries Inc. (a)	8	244
Friedman Industries Inc.	1	5
FutureFuel Corp.	12	203
General Moly Inc. (a) (b)	18	21
Globe Specialty Metals Inc.	20	409
Gold Resource Corp. (b)	6	29
Golden Minerals Co. (a) (b)	17	19
Hawkins Inc.	3	120
Haynes International Inc.	3	180
Headwaters Inc. (a)	14	193
Horsehead Holding Corp. (a) (b)	12	219
Innophos Holdings Inc.	6	317
Innospec Inc.	6	280
Kaiser Aluminum Corp.	3	186
KapStone Paper and Packaging Corp. (a)	2	65
KMG Chemicals Inc.	3	49
Koppers Holdings Inc.	5	173
Kraton Performance Polymers Inc. (a)	7	167
Landec Corp. (a) (b)	10	119
LSB Industries Inc. (a)	5	226
Materion Corp.	5	183
McEwen Mining Inc. (a) (b)	12	36
Mercer International Inc. (a) (b)	11	111
Myers Industries Inc.	11	223
Neenah Paper Inc.	4	233
Noranda Aluminium Holding Corp.	18	62
Northern Technologies International Corp. (a)	1	17
Olympic Steel Inc.	2	60
OM Group Inc.	7	232
Omnova Solutions Inc. (a)	19	169
P.H. Glatfelter Co.	14	375
Penford Corp. (a) (b)	1	8
Quaker Chemical Corp.	3	251
Resolute Forest Products Inc. (a)	1	12
Revett Mining Company Inc. (a) (b)	4	4
RTI International Metals Inc. (a)	8	206
Schnitzer Steel Industries Inc. - Class A	6	167
Schweitzer-Mauduit International Inc.	2	88
Stepan Co.	6	339
SunCoke Energy Inc. (a)	7	155
Synalloy Corp.	2	27
Trecora Resources (a) (b)	3	40
Tredegar Corp.	2	54
United States Lime & Minerals Inc. (b)	1	53
Universal Stainless & Alloy Products Inc. (a)	2	60
Wausau Paper Corp.	13	141
Zep Inc.	4	76
		9,050
TELECOMMUNICATION SERVICES - 1.5%
8x8 Inc. (a)	2	15
Alaska Communications Systems Group Inc. (a)	2	4
Atlantic Tele-Network Inc.	4	237
Boingo Wireless Inc. (a)	13	90
Cbeyond Inc. (a)	7	73

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Cincinnati Bell Inc. (a)	42	164
Consolidated Communications Holdings Inc. (b)	10	215
Enventis Corp.	3	40
General Communication Inc. - Class A (a)	10	116
Hawaiian Telcom Holdco Inc. (a) (b)	1	30
HC2 Holdings Inc. (b)	2	10
IDT Corp. - Class B	7	122
Inteliquent Inc.	6	85
Iridium Communications Inc. (a) (b)	21	179
Lumos Networks Corp.	6	91
NTELOS Holdings Corp. (b)	5	67
ORBCOMM Inc. (a)	13	85
Premiere Global Services Inc. (a)	15	202
Shenandoah Telecommunications Co. (b)	5	164
Straight Path Communications Inc. - Class B (a) (b)	3	29
USA Mobility Inc.	4	63
Vonage Holdings Corp. (a)	44	164
		2,245
UTILITIES - 2.0%
American States Water Co.	13	432
Artesian Resources Corp. - Class A (b)	2	35
California Water Service Group	14	330
Chesapeake Utilities Corp.	2	163
Connecticut Water Services Inc.	3	89
Consolidated Water Co. Ltd. (b)	4	44
Delta Natural Gas Co. Inc. (b)	2	34
El Paso Electric Co.	3	135
Empire District Electric Co.	11	291
Gas Natural Inc.	2	19
Genie Energy Ltd. - Class B (a) (b)	4	30
MGE Energy Inc.	6	252
Middlesex Water Co.	3	74
Northwest Natural Gas Co. (b)	7	316
Ormat Technologies Inc. (b)	5	144
Otter Tail Corp.	9	262
RGC Resources Inc.	—	6
SJW Corp.	4	118
Unitil Corp.	4	137
York Water Co. (b)	3	55
		2,966

Total Common Stocks (cost $113,951)		145,764

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (a) (b) (c) (d) (e)	6	—
Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 13.0%

Investment Company - 0.3%
JNL Money Market Fund, 0.01% (f) (g)	416	416
Securities Lending Collateral - 12.7%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (g)	3,000	3,000
Fidelity Institutional Money Market Portfolio, 0.09% (g)	4,000	4,000
Repurchase Agreement with BCL, 0.07% (Collateralized by $5,579 U.S. Treasury Note, 2.13%, due 06/30/21, value $5,574) acquired on 06/30/14, due 07/01/14 at $5,464	$5,464	5,464
Repurchase Agreement with CSI, 0.07% (Collateralized by $12,074 U.S. Treasury Bond Strip, due 11/15/38-08/15/39, value $5,100) acquired on 06/30/14, due 07/01/14 at $5,000	5,000	5,000
Repurchase Agreement with RBC, 0.06% (Collateralized by $4 U.S. Treasury Bond Strip, due 02/15/30-02/15/34, value $2, $110 U.S. Treasury Bond, 2.88-9.13%, due 11/15/16-05/15/43, value $134, $493 U.S. Treasury Bill, due 07/24/14-08/28/14, value $493, and $578 U.S. Treasury Note, 0.38-4.63%, due 08/15/14-11/30/20, value $585) acquired on 06/30/14, due 07/01/14 at $1,191	1,191	1,191
		18,655

Total Short Term Investments (cost $19,071)		19,071

Total Investments - 112.7% (cost $133,022)		164,835
Other Assets and Liabilities, Net - (12.7%)		(18,591)
Total Net Assets - 100.0%		$146,244

Portfolio Composition:	Percentage of Total Investments
Industrials	16.6%
Financials	16.3
Information Technology	16.2
Consumer Discretionary	13.9
Health Care	8.4
Energy	5.6
Materials	5.5
Consumer Staples	2.8
Utilities	1.8
Telecommunication Services	1.4
Short Term Investments	11.5
Total Investments	100.0%

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Financial Statements.

(d)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(e)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

See accompanying Notes to Financial Statements.

Curian/Epoch Global Shareholder Yield Fund

	Shares/Par †	Value
COMMON STOCKS - 97.0%

CONSUMER DISCRETIONARY - 7.2%
Compass Group Plc	36	$627
Daimler AG	7	673
Mattel Inc.	11	413
McDonald’s Corp.	3	295
Pearson Plc	21	414
Regal Entertainment Group - Class A (a)	17	361
Shaw Communications Inc. - Class B (a)	17	423
Wolters Kluwer NV	10	292
		3,498
CONSUMER STAPLES - 14.1%
Altria Group Inc.	20	856
Anheuser-Busch InBev NV	2	284
British American Tobacco Plc	10	597
Coca-Cola Co.	6	272
Diageo Plc - ADR	2	255
Imperial Tobacco Group Plc	21	950
Kimberly-Clark Corp.	4	443
Lorillard Inc.	14	866
Nestle SA	4	281
PepsiCo Inc.	3	269
Philip Morris International Inc.	6	471
Reynolds American Inc.	13	778
Unilever Plc	8	365
WM Morrison Supermarkets Plc	71	221
		6,908
ENERGY - 9.0%
ConocoPhillips	6	511
Enterprise Products Partners LP	5	410
Kinder Morgan Energy Partners LP	7	606
MarkWest Energy Partners LP	4	313
Royal Dutch Shell Plc - ADR - Class A	10	782
Statoil ASA	14	443
Targa Resources Partners LP	5	368
Total SA	13	957
		4,390
FINANCIALS - 10.3%
Allianz SE	2	348
Arthur J. Gallagher & Co.	6	260
CME Group Inc.	6	457
Commonwealth Bank of Australia	3	265
Health Care REIT Inc.	12	734
Muenchener Rueckversicherungs AG	3	629
People’s United Financial Inc.	18	272
SCOR SE	14	475
Svenska Handelsbanken AB - Class A	10	475
Unibail-Rodamco SE	1	365
Wells Fargo & Co.	8	394
Westpac Banking Corp.	10	331
		5,005
HEALTH CARE - 7.3%
AbbVie Inc.	7	372
AstraZeneca Plc - ADR (a)	4	288
GlaxoSmithKline Plc	33	867
Johnson & Johnson	3	293
Merck & Co. Inc.	6	359
Novartis AG	5	483
Roche Holding AG	2	566
Sanofi	3	358
		3,586
INDUSTRIALS - 9.1%
BAE Systems Plc	97	718
Corrections Corp. of America	13	428
Deere & Co.	3	235
Deutsche Post AG	7	269
Emerson Electric Co.	4	275
Lockheed Martin Corp.	4	595
Orkla ASA	47	422
RR Donnelley & Sons Co.	20	339
Vinci SA	12	914
Waste Management Inc.	6	260
		4,455
INFORMATION TECHNOLOGY - 3.4%
Apple Inc.	5	443
Automatic Data Processing Inc.	4	279
KLA-Tencor Corp.	4	299
Microchip Technology Inc. (a)	7	358
Microsoft Corp.	7	299
		1,678
MATERIALS - 5.8%
BASF SE	6	684
BHP Billiton Ltd.	10	327
Dow Chemical Co.	9	459
EI Du Pont de Nemours & Co.	4	270
Potash Corp. of Saskatchewan Inc.	10	391
Yara International ASA (a)	14	698
		2,829
TELECOMMUNICATION SERVICES - 14.3%
AT&T Inc.	20	708
BCE Inc.	18	824
CenturyTel Inc.	18	654
Deutsche Telekom AG	47	822
Philippine Long Distance Telephone Co. - ADR	4	281
Rogers Communications Inc. - Class B	7	294
Swisscom AG	1	835
Telstra Corp. Ltd.	144	707
Verizon Communications Inc.	17	809
Vivendi SA (b)	18	434
Vodafone Group Plc	192	641
		7,009
UTILITIES - 16.5%
Ameren Corp.	14	581
Centrica Plc	123	658
Dominion Resources Inc.	4	262
Duke Energy Corp.	10	750
Electricite de France SA	23	709
National Grid Plc	60	864
PPL Corp.	21	756
Severn Trent Plc	11	351
Southern Co.	8	353
SSE Plc	25	670
TECO Energy Inc. (a)	31	565
Terna Rete Elettrica Nazionale SpA	147	772
United Utilities Group Plc	52	790
		8,081

Total Common Stocks (cost $42,635)		47,439

SHORT TERM INVESTMENTS - 7.1%

Investment Company - 2.7%
JNL Money Market Fund, 0.01% (c) (d)	1,344	1,344

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Securities Lending Collateral - 4.4%
Repurchase Agreement with BCL, 0.07% (Collateralized by $923 U.S. Treasury Note, 2.13%, due 06/30/21, value $922) acquired on 06/30/14, due 07/01/14 at $904	$904	904
Repurchase Agreement with RBC, 0.06% (Collateralized by $5 U.S. Treasury Bond Strip, due 02/15/30-02/15/34, value $3, $117 U.S. Treasury Bond, 2.88-9.13%, due 11/15/16-05/15/43, value $142, $524 U.S. Treasury Bill, due 07/24/14-08/28/14, value $524, and $614 U.S. Treasury Note, 0.38-4.63%, due 08/15/14-11/30/20, value $622) acquired on 06/30/14, due 07/01/14 at $1,265	1,265	1,265
		2,169

Total Short Term Investments (cost $3,513)		3,513

Total Investments - 104.1% (cost $46,148)		50,952
Other Assets and Liabilities, Net - (4.1%)		(2,025)
Total Net Assets - 100.0%		$48,927

Portfolio Composition:	Percentage of Total Investments
Utilities	15.9%
Telecommunication Services	13.8
Consumer Staples	13.6
Financials	9.8
Industrials	8.7
Energy	8.6
Health Care	7.0
Consumer Discretionary	6.9
Materials	5.5
Information Technology	3.3
Short Term Investments	6.9
Total Investments	100.0%

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Curian/Franklin Templeton Natural Resources Fund

	Shares/Par †	Value
COMMON STOCKS - 91.4%

ENERGY - 71.6%
Anadarko Petroleum Corp.	54	$5,889
Antero Resources Corp. (a)	5	354
Baker Hughes Inc.	42	3,090
BP Plc - ADR	29	1,519
C&J Energy Services Inc. (a)	35	1,191
Cabot Oil & Gas Corp. - Class A	84	2,864
Cameron International Corp. (a)	36	2,451
Canadian Natural Resources Ltd.	44	2,029
Chevron Corp.	29	3,786
Cimarex Energy Co.	6	811
Cobalt International Energy Inc. (a)	69	1,273
Concho Resources Inc. (a)	14	2,074
Devon Energy Corp.	33	2,584
Diamondback Energy Inc. (a) (b)	11	959
Dresser-Rand Group Inc. (a)	18	1,169
Dril-Quip Inc. (a)	7	814
Eclipse Resources Corp. (a)	22	563
EnCana Corp.	118	2,792
Ensco Plc - Class A (b)	15	819
EQT Corp.	14	1,545
Exxon Mobil Corp.	51	5,175
FMC Technologies Inc. (a)	25	1,508
Forum Energy Technologies Inc. (a)	27	1,000
Gran Tierra Energy Inc. (a)	175	1,423
Halliburton Co.	69	4,869
Hess Corp.	17	1,706
HollyFrontier Corp.	29	1,280
Hornbeck Offshore Services Inc. (a) (b)	22	1,032
Key Energy Services Inc. (a)	129	1,179
Kosmos Energy Ltd. (a)	73	816
Marathon Oil Corp.	94	3,736
Marathon Petroleum Corp.	6	429
Matador Resources Co. (a)	28	827
MEG Energy Corp. (a)	32	1,161
National Oilwell Varco Inc.	16	1,318
Noble Corp. plc	24	812
Noble Energy Inc.	31	2,378
Oasis Petroleum Inc. (a)	38	2,141
Occidental Petroleum Corp.	46	4,690
Oceaneering International Inc.	24	1,883
Oil States International Inc. (a)	10	628
Ophir Energy Plc (a)	137	515
Parsley Energy Inc. - Class A (a)	34	827
Peabody Energy Corp.	116	1,897
Petroleo Brasileiro SA - Petrobras - ADR	74	1,077
PHI Inc. (a)	16	697
Phillips 66	26	2,103
Pioneer Energy Services Corp. (a)	84	1,477
Rex Energy Corp. (a)	84	1,491
RigNet Inc. (a)	22	1,187
Rowan Cos. Plc - Class A	32	1,022
Royal Dutch Shell Plc - ADR - Class A	16	1,285
Schlumberger Ltd.	57	6,700
SM Energy Co.	25	2,140
Southwestern Energy Co. (a)	82	3,716
Superior Energy Services Inc.	82	2,953
Synergy Resources Corp. (a) (b)	54	717
Total SA - ADR	27	1,982
Tullow Oil Plc	104	1,519
Valero Energy Corp.	23	1,162
Weatherford International Plc (a)	69	1,578
Whiting Petroleum Corp. (a)	10	806
		115,418
INDUSTRIALS - 0.3%
Civeo Corp. (a)	15	373
NOW Inc. (a)	4	151
		524
MATERIALS - 19.5%
Agnico-Eagle Mines Ltd.	26	978
AngloGold Ashanti Ltd. - ADR (a)	50	856
Axiall Corp.	8	395
B2Gold Corp. (a) (b)	328	956
Barrick Gold Corp.	62	1,135
BHP Billiton Plc - ADR (b)	52	3,421
Celanese Corp. - Class A	13	865
Cliffs Natural Resources Inc. (b)	31	464
First Quantum Minerals Ltd.	32	678
Freeport-McMoRan Copper & Gold Inc.	83	3,017
G-Resources Group Ltd. (a)	14,910	375
Glencore Plc	387	2,158
Goldcorp Inc.	64	1,779

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Imperial Metals Corp. (a)	54	788
LyondellBasell Industries NV - Class A	12	1,142
Martin Marietta Materials Inc.	4	588
MMG Ltd.	2,437	732
Mosaic Co.	18	890
Nautilus Minerals Inc. (a)	68	34
Newcrest Mining Ltd. (a)	54	538
PanAust Ltd.	496	1,057
Potash Corp. of Saskatchewan Inc.	16	623
Randgold Resources Ltd. - ADR (b)	14	1,222
Rio Tinto Plc - ADR (b)	39	2,103
Romarco Minerals Inc. (a)	660	550
Sandfire Resources NL (a)	174	1,025
Tahoe Resources Inc. (a)	26	670
Teck Resources Ltd. - Class B (b)	89	2,030
Turquoise Hill Resources Ltd. (a)	82	274
		31,343
Total Common Stocks (cost $124,472)		147,285

PREFERRED STOCKS - 1.2%

ENERGY - 1.2%
Sanchez Energy Corp., 4.88% (c) (d)	13	1,187
Sanchez Energy Corp., 6.50% (c) (d)	8	719
Total Preferred Stocks (cost $1,218)		1,906

CORPORATE BONDS AND NOTES - 0.4%

MATERIALS - 0.4%
Molycorp Inc., 6.00%, 09/01/17 (b) (d)	$957	619
Total Corporate Bonds and Notes (cost $891)		619

SHORT TERM INVESTMENTS - 11.6%
Investment Company - 6.7%
JNL Money Market Fund, 0.01% (e) (f)	10,735	10,735
Securities Lending Collateral - 4.9%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (f)	2,000	2,000
Fidelity Institutional Money Market Portfolio, 0.09% (f)	3,000	3,000
Repurchase Agreement with BCL, 0.07% (Collateralized by $1,906 U.S. Treasury Note, 2.13%, due 06/30/21, value $1,904) acquired on 06/30/14, due 07/01/14 at $1,867	$1,867	1,867
Repurchase Agreement with RBC, 0.06% (Collateralized by $4 U.S. Treasury Bond Strip, due 02/15/30-02/15/34, value $2, $95 U.S. Treasury Bond, 2.88-9.13%, due 11/15/16-05/15/43, value $115, $424 U.S. Treasury Bill, due 07/24/14-08/28/14, value $424, and $497 U.S. Treasury Note, 0.38-4.63%, due 08/15/14-11/30/20, value $503) acquired on 06/30/14, due 07/01/14 at $1,023	1,023	1,023
		7,890

Total Short Term Investments (cost $18,625)		18,625

Total Investments - 104.6% (cost $145,206)		168,435
Other Assets and Liabilities, Net - (4.6%)		(7,341)
Total Net Assets - 100.0%		$161,094

Portfolio Composition:	Percentage of Total Investments
Energy	69.6%
Materials	19.0
Industrials	0.3
Short Term Investments	11.1
Total Investments	100.0%

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)	Perpetual security.
(d)	Convertible security.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Curian Long Short Credit Fund (a)

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.6%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (b)	$1,850	$1,948
4.95%, 01/15/23 (b)	573	620
American Tower Trust I, 3.07%, 03/15/23 (b)	1,170	1,155
Aventura Mall Trust REMIC, 3.87%, 12/05/32 (b) (c)	1,890	2,004
Citigroup Commercial Mortgage Trust REMIC, 0.91%, 06/15/33 (c) (d) (e)	4,000	4,009
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.40%, 07/15/44 (c)	1,887	1,977
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.58%, 05/15/36 (c)	281	284
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.04%, 10/15/42 (c)	396	406
Morgan Stanley Capital I Trust REMIC, 4.99%, 06/12/47 (c)	475	491
MVW Owner Trust, 2.15%, 04/22/30 (b)	1,016	1,025
Wachovia Bank Commercial Mortgage Trust REMIC, 5.64%, 01/15/45 (c)	274	286
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,004)		14,205

CORPORATE BONDS AND NOTES - 88.0%

CONSUMER DISCRETIONARY - 16.0%
Altice SA, 7.75%, 05/15/22 (b)	540	576
AutoNation Inc., 5.50%, 02/01/20	875	966
Beazer Homes USA Inc., 7.50%, 09/15/21	1,856	1,967
Borgata Term Loan B, 6.75%, 08/15/18 (c)	1,244	1,257
Boyd Gaming Corp., 9.13%, 12/01/18	1,075	1,143
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20	875	732
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.24%, 04/10/21 (c)	960	948
CBS Outdoor Americas Capital Term Loan, 3.00%, 01/16/21 (c)	600	598
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (b) (f)	440	441
Chrysler Group LLC, 8.00%, 06/15/19	1,000	1,086
Citycenter Holdings LLC Term Loan B, 5.00%, 10/09/20 (c)	1,240	1,248
Delphi Corp., 5.00%, 02/15/23	1,650	1,774
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (b)	800	862
Four Seasons Hotel Ltd. 2nd Lien Term Loan, 6.25%, 12/27/20 (c)	97	98
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20 (c)	578	577

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20 (c)	101	101
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20 (c)	396	395
General Motors Co.
3.50%, 10/02/18 (b)	1,500	1,534
6.25%, 10/02/43 (b)	664	760
Gibson Brands Escrow Corp., 8.88%, 08/01/18 (b)	369	380
Glencore Funding LLC, 1.39%, 05/27/16 (b) (c)	3,250	3,270
GLP Capital LP
4.38%, 11/01/18 (b)	207	214
4.88%, 11/01/20 (b)	233	240
5.38%, 11/01/23 (b)	182	189
Grupo Televisa SAB, 5.00%, 05/13/45	933	935
Hillman Group Inc., 6.38%, 07/15/22 (b)	153	153
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (b)	585	622
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20 (c)	1,547	1,544
Hudson’s Bay Co. Initial Term Loan, 4.75%, 10/07/20 (c)	555	562
J.C. Penney Co. Inc. Term Loan, 6.00%, 05/22/18 (c)	673	681
Jarden Corp. Term Loan B-1, 2.90%, 09/30/20 (c)	1,331	1,336
KB Home, 4.75%, 05/15/19	948	955
Liberty Global Term Loan
0.00%,12/24/21 (g)	300	300
0.00%,06/23/23 (g)	100	100
Men’s Wearhouse Inc., 7.00%, 07/01/22 (b)	164	170
MGM Resorts International, 6.75%, 10/01/20	1,375	1,535
Michaels Stores Inc., 5.88%, 12/15/20 (b)	591	604
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19 (c)	1,224	1,243
NAI Entertainment Holdings, 5.00%, 08/01/18 (b)	114	118
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (b) (f)	1,044	1,138
Netflix Inc., 5.75%, 03/01/24 (b)	713	745
Numericable Group SA
4.88%, 05/15/19 (b)	1,316	1,351
5.38%, 05/15/22 (b), EUR	1,500	2,180
PC Nextco Holdings LLC, 8.75%, 08/15/19 (b) (f)	592	605
PVH Corp., 4.50%, 12/15/22	925	911
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,150	1,207
RSI Home Products Inc., 6.88%, 03/01/18 (b)	500	532
Schaeffler Finance BV
3.25%, 05/15/19 (b), EUR	556	764
3.50%, 05/15/22 (b), EUR	833	1,147
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (b) (f)	584	615
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/13/20 (c)	1,688	1,663
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20 (c)	1,409	1,406
SES SA, 5.30%, 04/04/43 (b)	615	655
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 08/15/19 (c)	788	812
Sirius XM Radio Inc., 6.00%, 07/15/24 (b)	1,967	2,046
Sugarhouse HSP Gaming Prop Mezz LP, 6.38%, 06/01/21 (b)	316	310
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (b)	1,075	1,174
Tenneco Inc.
7.75%, 08/15/18	500	521
6.88%, 12/15/20	1,750	1,905
Time Warner Cable Inc.
6.75%, 06/15/39	247	318
5.88%, 11/15/40	168	196
5.50%, 09/01/41	460	514
Toll Brothers Finance Corp., 4.00%, 12/31/18	513	528
TRW Automotive Inc., 4.45%, 12/01/23 (b)	550	564
Univision Communications Inc. Term Loan, 4.00%, 03/01/20 (c)	2,380	2,378
Wave Holdco LLC, 8.25%, 07/15/19 (b) (f)	519	533
WideOpenWest Finance LLC
10.25%, 07/15/19 (b)	625	702
10.25%, 07/15/19	1,000	1,124
Wynn Las Vegas LLC, 7.75%, 08/15/20	2,425	2,643
Yonkers Racing Corp. Term Loan, 4.25%, 08/19/19 (c)	455	446
		63,847
CONSUMER STAPLES - 3.2%
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (b)	550	566
Altria Group Inc., 4.00%, 01/31/24	449	461
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (b) (f)	1,142	1,218
ConAgra Foods Inc., 3.20%, 01/25/23	800	772
Constellation Brands Inc., 4.25%, 05/01/23	1,400	1,402
Diamond Foods Inc., 7.00%, 03/15/19 (b)	138	144
Dole Food Co. Inc. New Term Loan B, 4.50%, 10/25/18 (c)	1,237	1,238
Grupo Bimbo SAB de CV, 4.88%, 06/27/44 (b)	605	592
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (b)	263	262
JBS Investments GmbH, 7.25%, 04/03/24 (b)	1,045	1,082
Lorillard Tobacco Co., 6.88%, 05/01/20	425	505
Pinnacle Foods Finance LLC Term Loan H, 3.25%, 04/29/20 (c)	1,092	1,085
Reynolds American Inc., 3.25%, 11/01/22	900	868
Reynolds Group Issuer Inc., 5.75%, 10/15/20	1,250	1,319
Wal-Mart Stores Inc., 4.30%, 04/22/44	1,113	1,122
		12,636
ENERGY - 13.1%
Access Midstream Partners LP
5.88%, 04/15/21	671	718
4.88%, 05/15/23	1,519	1,601
4.88%, 03/15/24	440	465
Alpha Natural Resources Inc.
9.75%, 04/15/18	700	641
6.25%, 06/01/21	1,300	920
Arch Coal Inc.
8.00%, 01/15/19 (b)	591	585
7.25%, 06/15/21	1,300	949
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18 (c)	995	977
BP Capital Markets Plc
2.50%, 11/06/22	1,000	952
2.75%, 05/10/23	1,027	986
BreitBurn Energy Partners LP, 7.88%, 04/15/22	821	892
Calumet Specialty Products Partners LP, 6.50%, 04/15/21 (b)	1,128	1,151
Chaparral Energy Inc., 8.25%, 09/01/21	1,250	1,372
Chesapeake Energy Corp., 3.48%, 04/15/19 (c)	2,767	2,798
Concho Resources Inc., 5.50%, 04/01/23	827	889
Continental Resources Inc., 4.50%, 04/15/23	625	667
DCP Midstream LLC, 5.85%, 05/21/43 (b) (c)	2,326	2,210
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	1,555	1,565
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24 (b)	433	442

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
EnQuest Plc, 7.00%, 04/15/22 (b)	834	861
EP Energy LLC, 7.75%, 09/01/22	1,075	1,212
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18 (c)	1,294	1,298
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20 (c)	200	206
Halcon Resources Corp., 9.75%, 07/15/20	1,144	1,248
Ithaca Energy Inc., 8.13%, 07/01/19 (d) (e)	579	583
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21 (c)	900	906
Legacy Reserves LP, 6.63%, 12/01/21 (b)	701	712
Linden Term Loan B, 3.75%, 12/01/20 (c)	384	385
Linn Energy LLC, 8.63%, 04/15/20	1,200	1,296
Midstates Petroleum Co. Inc., 9.25%, 06/01/21	1,176	1,294
Newfield Exploration Co., 6.88%, 02/01/20	1,400	1,484
Penn Virginia Corp., 8.50%, 05/01/20	1,175	1,313
Petrobras Global Finance BV
1.85%, 05/20/16 (c)	1,500	1,502
2.37%, 01/15/19 (c)	1,000	995
4.38%, 05/20/23	841	810
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)	892	952
Plains Exploration & Production Co., 6.63%, 05/01/21	1,921	2,149
Regency Energy Partners LP, 5.88%, 03/01/22	1,972	2,142
Samson Investment Co. Term Loan 1, 5.00%, 09/25/18 (c)	1,250	1,248
Schlumberger Investment SA, 3.65%, 12/01/23	1,750	1,819
Seadrill Ltd., 6.13%, 09/15/17 (b)	2,150	2,263
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21 (c)	1,095	1,087
SESI LLC, 7.13%, 12/15/21	1,470	1,657
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21 (c)	500	502
Transocean Inc., 6.38%, 12/15/21 (h)	1,250	1,445
		52,149
FINANCIALS - 25.2%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	1,249	1,288
AerCap Ireland Capital Ltd., 4.50%, 05/15/21 (b)	180	183
American International Group Inc., 8.25%, 08/15/18	2,700	3,354
Banco Santander Chile, 2.11%, 06/07/18 (b) (c)	1,000	1,020
Bank of America Corp.
5.65%, 05/01/18	2,300	2,606
3.30%, 01/11/23	915	900
4.10%, 07/24/23	539	559
4.00%, 04/01/24	602	615
Barclays Bank Plc
2.50%, 02/20/19	1,361	1,378
7.75%, 04/10/23 (c)	1,000	1,113
3.75%, 05/15/24	2,000	2,011
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (i), EUR	1,100	1,640
8.25% (callable at 100 beginning 12/15/18) (i)	1,400	1,484
BBVA US Senior SAU, 4.66%, 10/09/15	1,500	1,568
Citigroup Inc., 5.90%, (callable at 100 beginning 02/15/23) (c) (i)	1,100	1,111
CME Group Inc., 5.30%, 09/15/43	1,250	1,440
Credit Suisse, 2.30%, 05/28/19	1,714	1,716
Credit Suisse AG, 6.50%, 08/08/23 (b)	2,481	2,754
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (b) (i)	1,759	1,947
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (c) (i)	1,425	1,369
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (b), EUR	983	1,366
First Republic Bank, 2.38%, 06/17/19	1,318	1,325
Five Corners Funding Trust, 4.42%, 11/15/23 (b)	2,221	2,340
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,250	1,390
4.25%, 09/20/22	875	933
General Electric Capital Corp., 7.13%, (callable at 100 beginning 06/15/22) (c) (i)	3,800	4,485
General Motors Financial Co. Inc.
2.75%, 05/15/16	1,500	1,523
4.25%, 05/15/23	774	773
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (i)	2,552	2,637
5.38%, 03/15/20	1,550	1,756
4.00%, 03/03/24	1,961	1,997
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20 (c)	1,294	1,295
HSBC Holdings Plc, 5.25%, 03/14/44	350	374
Icahn Enterprises LP
3.50%, 03/15/17	993	1,004
4.88%, 03/15/19	1,028	1,059
6.00%, 08/01/20	920	987
5.88%, 02/01/22	704	737
International Lease Finance Corp., 6.25%, 05/15/19	1,800	2,016
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (b)	2,750	2,781
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (i)	2,000	1,988
7.90% (callable at 100 beginning 04/30/18) (c) (i)	966	1,082
3.63%, 05/13/24	1,250	1,254
Legg Mason Inc., 2.70%, 07/15/19	837	843
Mizuho Bank Ltd., 2.45%, 04/16/19 (b)	1,624	1,639
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (b)	2,000	2,107
Morgan Stanley
5.63%, 09/23/19	900	1,035
4.10%, 05/22/23	1,437	1,457
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (c)	2,000	1,968
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (c) (i)	1,900	1,826
Prudential Financial Inc., 5.88%, 09/15/42 (c)	1,396	1,516
Reliance Standard Life Global Funding II, 2.50%, 04/24/19 (b)	3,000	3,009
Royal Bank of Scotland Group Plc
6.13%, 12/15/22	272	297
6.10%, 06/10/23	1,472	1,610
6.00%, 12/19/23	359	388
5.13%, 05/28/24	1,534	1,557
Santander UK Plc, 5.00%, 11/07/23 (b)	864	933
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (b) (i)	499	492
State Street Corp., 3.10%, 05/15/23	1,629	1,599
Stena AB, 7.00%, 02/01/24 (b)	1,332	1,419
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19 (c)	651	625
Union Bank NA, 2.25%, 05/06/19	4,000	4,016
USAA Capital Corp., 2.13%, 06/03/19 (b)	4,000	4,021
Wells Fargo & Co., 4.10%, 06/03/26	2,791	2,822
		100,337

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HEALTH CARE - 5.2%
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (b)	413	423
6.88%, 02/01/22 (b)	309	327
DaVita HealthCare Partners Inc. Term Loan B, 0.00%, 06/20/21 (g)	2,570	2,580
Endo Pharmaceuticals Holdings Inc. Term Loan B, 3.25%, 12/11/20 (c)	608	607
Envision Acquisition Co. 2nd Lien Term Loan, 9.75%, 09/23/21 (c)	411	415
Forest Laboratories Inc.
4.38%, 02/01/19 (b)	868	936
5.00%, 12/15/21 (b)	1,238	1,357
Gilead Sciences Inc., 4.80%, 04/01/44	1,030	1,091
HCA Inc.
3.75%, 03/15/19	1,168	1,178
7.25%, 09/15/20	2,350	2,514
Howard Hughes Medical Institute, 3.50%, 09/01/23	1,227	1,263
Merck & Co. Inc., 4.15%, 05/18/43	827	808
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 09/28/19 (c)	983	981
Pfizer Inc., 3.00%, 06/15/23	1,250	1,248
Tenet Healthcare Corp.
5.00%, 03/01/19 (b)	750	760
6.00%, 10/01/20	342	371
8.13%, 04/01/22	786	910
Valeant Pharmaceuticals International Inc., 5.63%, 12/01/21 (b)	644	662
Warner Chilcott Co. LLC, 7.75%, 09/15/18	2,000	2,103
		20,534
INDUSTRIALS - 6.9%
Aircastle Ltd., 4.63%, 12/15/18	839	864
Aviation Capital Group Corp., 3.88%, 09/27/16 (b)	2,019	2,089
Berry Plastics Corp. Incremental Term Loan D, 3.50%, 01/29/20 (c)	1,487	1,474
Bombardier Inc.
4.75%, 04/15/19 (b)	1,571	1,599
6.00%, 10/15/22 (b)	835	856
6.13%, 01/15/23 (b)	1,727	1,779
CNH Capital LLC, 3.25%, 02/01/17	2,623	2,659
Delta Airlines Inc. Term Loan B-1, 3.50%, 10/18/18 (c)	1,884	1,882
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (b)	1,187	1,254
Interactive Data Corp. Term Loan, 4.75%, 04/30/21 (c)	1,500	1,512
International Lease Finance Corp., 2.18%, 06/15/16 (c)	1,750	1,761
Meritor Inc.
6.75%, 06/15/21	1,276	1,372
6.25%, 02/15/24	381	399
Schaeffler AG Term Loan E, 0.00%, 05/12/20 (g)	550	552
Southwire LLC Term Loan, 3.25%, 02/11/21 (c)	1,037	1,035
TransDigm Inc. Term Loan D, 3.75%, 05/22/21 (c)	900	896
TransUnion Holding Co. Inc., 9.63%, 06/15/18 (f)	2,000	2,106
United Continental Holdings Inc., 6.00%, 07/15/28	1,158	1,115
United Rentals North America Inc., 8.38%, 09/15/20	1,600	1,756
US Airways Group Inc., 6.13%, 06/01/18	575	607
		27,567
INFORMATION TECHNOLOGY - 2.7%
Ancestry.com Inc., 9.63%, 10/15/18 (b) (f)	1,436	1,484
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20 (c)	697	695
Boxer Parent Co. Inc., 9.00%, 10/15/19 (b) (f)	829	808
First Data Corp. New Term Loan, 3.65%, 03/24/17 (c)	1,500	1,499
Oracle Corp., 4.30%, 07/08/34	2,000	2,007
Sanmina Corp., 4.38%, 06/01/19 (b)	1,083	1,082
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (b)	1,048	975
ViaSat Inc., 6.88%, 06/15/20	1,932	2,082
		10,632
MATERIALS - 7.0%
Anglo American Capital Plc, 1.18%, 04/15/16 (b) (c)	1,622	1,627
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (b) (f)	300	309
Ardagh Group Term Loan, 4.25%, 12/15/19 (c)	898	900
Ardagh Packaging Finance Plc, 3.23%, 12/15/19 (b) (c)	3,000	2,992
Barrick Gold Corp., 4.10%, 05/01/23	600	597
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (b)	1,597	1,669
BOE Intermediate Holding Corp, 9.00%, 11/01/17 (b) (f)	630	661
Cemex Finance LLC
9.38%, 10/12/22 (b)	1,050	1,235
6.00%, 04/01/24 (b)	447	465
Cemex SAB de CV
6.50%, 12/10/19 (b)	774	829
7.25%, 01/15/21 (b)	794	873
Exopack Holdings SA Term Loan, 5.25%, 04/24/19 (c)	229	232
FMG Resources Pty Ltd., 6.88%, 04/01/22 (b)	1,200	1,287
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19 (c)	1,481	1,482
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	1,250	1,246
Hexion US Finance Corp.
8.88%, 02/01/18	400	416
6.63%, 04/15/20	500	530
INEOS Group Holdings SA, 6.50%, 08/15/18 (b), EUR	333	475
International Paper Co., 4.80%, 06/15/44	531	532
Lafarge SA, 6.50%, 07/15/16	640	701
LyondellBasell Industries NV, 6.00%, 11/15/21	1,250	1,494
Martin Marietta Materials Inc., 1.33%, 06/30/17 (b) (c)	584	584
Monsanto Co.
3.38%, 07/15/24	262	264
4.70%, 07/15/64	980	982
Rain CII Carbon LLC, 8.25%, 01/15/21 (b)	1,991	2,091
Samarco Mineracao SA, 4.13%, 11/01/22 (b)	600	569
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (b)	340	344
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (b)	1,850	1,947
Votorantim Cimentos SA, 7.25%, 04/05/41 (b)	500	528
		27,861
TELECOMMUNICATION SERVICES - 4.8%
Altice Financing SA, 7.88%, 12/15/19 (b)	200	219
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21 (c)	896	895
Hughes Satellite Systems Corp., 6.50%, 06/15/19	1,000	1,112

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Inmarsat Finance Plc, 4.88%, 05/15/22 (b)	1,519	1,534
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	1,500	1,566
PAETEC Holding Corp., 9.88%, 12/01/18	1,342	1,446
SES Global Americas Holdings GP, 5.30%, 03/25/44 (b)	953	1,015
Sprint Corp., 7.13%, 06/15/24 (b)	1,125	1,192
Verizon Communications Inc.
1.35%, 06/09/17	2,500	2,499
5.15%, 09/15/23	2,400	2,684
6.40%, 09/15/33	1,053	1,288
6.55%, 09/15/43	1,461	1,836
Wind Acquisition Finance SA, 4.21%, 07/15/20 (b) (c), EUR	500	691
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (c)	990	988
		18,965
UTILITIES - 3.9%
AES Corp.
3.23%, 06/01/19 (c)	1,049	1,057
4.88%, 05/15/23	1,250	1,238
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (b) (i)	3,050	3,111
Enel SpA, 8.75%, 09/24/73 (b) (c)	1,376	1,620
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20 (j) (k)	1,500	1,637
FirstEnergy Corp.
4.25%, 03/15/23 (h)	616	613
7.38%, 11/15/31	525	620
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (b)	747	756
GenOn Energy Inc., 9.50%, 10/15/18	1,025	1,125
Oglethorpe Power Corp., 4.55%, 06/01/44	1,042	1,049
Puget Energy Inc., 6.00%, 09/01/21	1,800	2,120
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16 (c)	564	567
		15,513

Total Corporate Bonds and Notes (cost $342,495)		350,041

TRUST PREFERREDS - 0.5%

FINANCIALS - 0.5%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	72	1,994
Total Trust Preferreds (cost $1,976)		1,994

PREFERRED STOCKS - 2.0%

ENERGY - 0.1%
NuStar Logistics LP, 7.63%	19	512

FINANCIALS - 1.9%
Allstate Corp., 5.10%	61	1,520
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/25) (i)	45	1,103
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 5/01/22) (i)	49	1,332
State Street Corp., 5.90%, (callable at 25 beginning 03/15/14) (i)	27	707
US Bancorp, 6.00%, (callable at 25 beginning 04/15/17) (i)	98	2,686
		7,348

Total Preferred Stocks (cost $8,028)		7,860

INVESTMENT COMPANIES - 0.1%
Kayne Anderson MLP Investment Co.	8	306
PIMCO Dynamic Credit Income Fund	5	109
Total Investment Companies (cost $377)		415

SHORT TERM INVESTMENTS - 6.0%
Investment Company - 6.0%
JNL Money Market Fund, 0.01% (l) (m)	24,000	24,000

Total Short Term Investments (cost $24,000)		24,000

Total Investments - 100.2% (cost $390,880)		398,515
Other Assets and Liabilities, Net - (0.2%)		(943)
Total Net Assets - 100.0%		$397,572

Portfolio Composition:	Percentage of Total Investments
Financials	27.5%
Consumer Discretionary	16.0
Energy	13.2
Materials	7.0
Industrials	6.9
Health Care	5.1
Telecommunication Services	4.8
Utilities	3.9
Non-U.S. Government Agency ABS	3.6
Consumer Staples	3.2
Information Technology	2.7
Investment Companies	0.1
Short Term Investments	6.0
Total Investments	100.0%

(a)	The Fund had an unfunded loan commitment at June 30, 2014. See Unfunded Loan Commitments note in the Notes to the Financial Statements.
(b)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2014, the aggregate value of these liquid securities was $116,010 which represented 29.2% of net assets.

(c)	Variable rate security. Rate stated was in effect as of June 30, 2014.
(d)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(e)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(f)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(g)	This variable rate senior loan will settle after June 30, 2014, at which time the interest rate will be determined.
(h)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(i)	Perpetual security.
(j)	Security is in default relating to principal, dividends and/or interest.
(k)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Financial Statements.

(l)	Investment in affiliate.
(m)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

See accompanying Notes to Financial Statements.

Curian/PIMCO Credit Income Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.4%
Air Canada Pass-Through Trust, 4.13%, 05/15/25 (a)	$98	$100
American Airlines Pass-Through Trust, 5.25%, 01/31/21	49	53
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.10%, 09/25/34 (b)	56	51
Asset-Backed Pass-Through Certificates REMIC, 0.60%, 04/25/35 (b)	53	53
Banc of America Alternative Loan Trust REMIC, 5.75%, 11/25/35	110	102
BlueMountain CLO Ltd., 0.46%, 11/15/17 (a)	31	31
Centex Home Equity Loan Trust REMIC, 0.77%, 09/25/34 (b)	67	59
Citigroup Mortgage Loan Trust Inc. REMIC, 5.67%, 09/25/37 (b)	111	101
Continental Airlines Inc. Pass-Through Trust
7.25%, 11/10/19	56	66
5.50%, 10/29/20	190	201
Countrywide Asset-Backed Certificates REMIC
0.87%, 07/25/34 (b)	130	122
1.01%, 08/25/34 (b)	100	94
CVS Pass-Through Trust, 7.51%, 01/10/32 (a)	63	79
First Franklin Mortgage Loan Trust REMIC, 1.58%, 10/25/34 (b)	50	39
HomeBanc Mortgage Trust REMIC, 0.42%, 10/25/35 (b)	39	34
HSI Asset Securitization Corp. Trust REMIC, 0.51%, 12/25/35 (b)	100	80
Lehman XS Trust REMIC, 5.17%, 08/25/35 (b)	94	94
New Century Home Equity Loan Trust REMIC, 0.43%, 10/25/35 (b)	119	117
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.14%, 09/25/34 (b)	98	93
Race Point CLO Ltd., 1.53%, 12/15/22 (a)	250	250
RALI Trust REMIC
6.00%, 12/25/35	143	119
6.00%, 02/25/37	151	121
RASC Trust REMIC, 0.31%, 11/25/36 (b)	399	340
SBA Tower Trust REMIC, 3.60%, 04/15/18 (a)	100	101
SLM Private Credit Student Loan Trust REMIC, 0.41%, 03/15/24 (b)	181	179
STARM Mortgage Loan Trust REMIC, 6.01%, 02/25/37 (b)	69	69
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	60	68
US Airways Pass-Through Trust
5.38%, 11/15/21	150	156
3.95%, 11/15/25	100	102
Virgin Australia Trust, 5.00%, 10/23/23 (a)	97	103
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,071)		3,177

CORPORATE BONDS AND NOTES - 69.3%

CONSUMER DISCRETIONARY - 4.5%
Cablevision Systems Corp. Term Loan B, 2.65%, 04/09/20 (b)	67	67
Comcast Corp., 6.50%, 01/15/17	50	57
Corp. GEO SAB de CV, 9.25%, 06/30/20 (c) (d)	200	23
D.R. Horton Inc.
3.63%, 02/15/18	100	102
3.75%, 03/01/19	100	101
Glencore Funding LLC, 1.70%, 05/27/16 (e) (f)	150	151
GLP Capital LP, 4.38%, 11/01/18 (a)	100	103
Massachusetts Institute of Technology, 4.68%, 07/01/14	200	212
MCE Finance Ltd., 5.00%, 02/15/21 (a)	200	202
Nissan Motor Acceptance Corp., 2.65%, 09/26/18 (e) (f)	100	103
Numericable Group SA, 6.00%, 05/15/22 (a)	200	208
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/23/20 (b)	64	64
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/23/20 (b)	55	56
Pearson Funding Five Plc, 3.25%, 05/08/23 (a)	200	190
Time Warner Cable Inc.
5.85%, 05/01/17	100	112
6.75%, 07/01/18	100	118
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	100	147
Toll Brothers Finance Corp.
4.00%, 12/31/18	150	154
6.75%, 11/01/19	100	115
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20 (b)	260	260
Viacom Inc., 4.25%, 09/01/23	300	315
Wynn Las Vegas LLC, 5.38%, 03/15/22	160	167
Wynn Macau Ltd, 5.25%, 10/15/21 (a)	200	205
		3,232
CONSUMER STAPLES - 1.1%
Altria Group Inc., 9.25%, 08/06/19 (g)	12	16
BAT International Finance Plc, 9.50%, 11/15/18	100	130
BRF SA, 4.75%, 05/22/24 (a)	200	197
HJ Heinz Co., 4.25%, 10/15/20	100	101
PepsiCo Inc., 0.42%, 07/30/15 (b)	100	100
Reynolds American Inc., 3.25%, 11/01/22	200	193
Reynolds Group Issuer Inc., 7.88%, 08/15/19	50	54
Tyson Foods Inc., 4.50%, 06/15/22	50	52
		843
ENERGY - 9.9%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (a)	200	238
Antero Resources Finance Corp., 5.38%, 11/01/21	100	104
BG Energy Capital Plc, 4.00%, 10/15/21 (a)	125	133
BP AMI Leasing Inc., 5.52%, 05/08/19 (a)	125	143
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (a)	50	62
Chesapeake Energy Corp., 3.48%, 04/15/19 (b)	100	101
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	300	283
Continental Resources Inc.
5.00%, 09/15/22	250	272
3.80%, 06/01/24 (e) (f)	100	101
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	40	44
Enable Midstream Partners LP, 2.40%, 05/15/19 (e) (f)	200	200
Enbridge Inc., 3.50%, 06/10/24	50	50
Encana Corp., 6.50%, 02/01/38	50	63
Energy Future Intermediate Holding Co. LLC, 6.88%, 08/15/17 (c) (d) (h)	100	107
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16 (b)	224	225
Enterprise Products Operating LLC
3.20%, 02/01/16	150	156
3.90%, 02/15/24	100	103
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (a)	100	115
9.25%, 04/23/19	250	303

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.00%, 01/23/21 (a)	200	213
Harvest Operations Corp., 6.88%, 10/01/17	150	163
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	150	152
MarkWest Energy Partners LP, 5.50%, 02/15/23	50	53
Midstates Petroleum Co. Inc., 10.75%, 10/01/20	100	113
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)	100	102
Noble Holding International Ltd., 3.95%, 03/15/22	100	102
ONEOK Partners LP
3.38%, 10/01/22	25	25
5.00%, 09/15/23	100	110
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (a)	100	99
Petrobras Global Finance BV, 6.25%, 03/17/24	100	106
Petrobras International Finance Co., 7.88%, 03/15/19	400	466
Petrofac Ltd., 3.40%, 10/10/18 (e) (f)	100	104
Pioneer Natural Resources Co.
5.88%, 07/15/16	100	109
6.88%, 05/01/18	50	59
Plains All American Pipeline LP, 8.75%, 05/01/19	150	193
Rosneft Finance SA
7.50%, 07/18/16 (a)	100	110
7.88%, 03/13/18	200	228
Sibur Securities Ltd., 3.91%, 01/31/18 (a)	200	192
Sinopec Group Overseas Development Ltd., 1.15%, 04/10/19 (a) (b)	300	301
Southwestern Energy Co.
7.50%, 02/01/18	100	119
4.10%, 03/15/22	100	106
Targa Resources Partners LP
6.88%, 02/01/21	62	67
6.38%, 08/01/22	75	82
5.25%, 05/01/23	100	105
Total Capital Canada Ltd., 0.61%, 01/15/16 (b)	100	100
Total Capital International SA, 0.79%, 08/10/18 (b)	100	101
TransCapitalInvest Ltd., 8.70%, 08/07/18	100	119
Transocean Inc., 6.00%, 03/15/18	100	113
Western Gas Partners LP
2.60%, 08/15/18	100	102
4.00%, 07/01/22	100	104
Williams Partners LP
4.50%, 11/15/23	100	106
4.30%, 03/04/24	100	104
		7,131
FINANCIALS - 38.4%
ABN AMRO Bank NV, 6.25%, 09/13/22	200	221
AerCap Ireland Capital Ltd., 3.75%, 05/15/19 (a)	150	151
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	49
American Express Credit Corp., 0.74%, 07/29/16 (b)	300	302
American Tower Corp., 3.50%, 01/31/23	300	294
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (a)	300	327
Banco de Credito del Peru, 4.25%, 04/01/23 (a)	100	100
Banco de Credito e Inversiones, 3.00%, 09/13/17 (a)	200	205
Banco del Estado de Chile, 2.00%, 11/09/17 (a)	150	151
Banco Santander Brasil SA
4.50%, 04/06/15 (a)	100	102
4.63%, 02/13/17 (a)	300	319
Bank of America Corp.
6.50%, 08/01/16	350	388
0.00%,01/04/17 (i)	500	487
4.00%, 04/01/24	600	613
Bank of America NA
1.25%, 02/14/17	250	250
0.64%, 05/08/17 (b)	250	250
Barclays Bank Plc
14.00% (callable at 100 beginning 12/15/19) (j), GBP	200	467
7.63%, 11/21/22	200	228
BBVA US Senior SAU, 4.66%, 10/09/15	200	209
BPCE SA
12.50% (callable at 100 beginning 09/30/19) (j)	200	274
5.15%, 07/21/24 (e) (f)	300	317
Caterpillar Financial Australia Ltd., 4.25%, 09/03/14, AUD	100	95
CIT Group Inc.
4.25%, 08/15/17	200	209
5.50%, 02/15/19 (a)	100	108
Citigroup Inc.
6.38%, 08/12/14	407	410
5.50%, 10/15/14	89	90
4.88%, 05/07/15	500	518
1.25%, 01/15/16	200	201
1.02%, 04/01/16 (b)	500	503
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 01/14/19	500	506
Credit Agricole SA
0.78%, 06/12/17 (a) (b)	250	250
2.50%, 04/15/19 (e) (f)	250	252
Credit Suisse, 2.30%, 05/28/19	250	250
Credit Suisse AG, 6.50%, 08/08/23 (a)	200	222
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (j)	200	221
Crown Castle International Corp., 4.88%, 04/15/22	100	103
DBS Bank Ltd.
0.84%, 07/15/21 (b) (e) (f)	100	98
3.63%, 09/21/22	200	207
Delos Finance SARL Term Loan, 2.99%, 02/27/21 (b)	100	100
Deutsche Annington Finance BV, 3.20%, 10/02/17 (a)	100	104
Eksportfinans ASA, 5.50%, 06/26/17	100	107
Fidelity National Financial Inc., 5.50%, 09/01/22	100	109
First American Financial Corp., 4.30%, 02/01/23	100	100
Ford Motor Credit Co. LLC
1.33%, 08/28/14 (b)	200	200
8.70%, 10/01/14	200	204
7.00%, 04/15/15	100	105
12.00%, 05/15/15	100	110
2.38%, 01/16/18	200	204
8.13%, 01/15/20	150	192
General Electric Capital Corp., 6.38%, 11/15/67 (b)	200	223
Goldman Sachs Group Inc.
5.95%, 01/18/18	700	796
6.15%, 04/01/18	200	229
7.50%, 02/15/19	180	219
6.00%, 06/15/20	200	233
HBOS Plc, 6.75%, 05/21/18 (a)	400	461

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HDFC Bank Ltd., 3.00%, 11/30/16	200	203
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	200	200
Host Hotels & Resorts LP, 6.00%, 10/01/21	50	58
HSBC Bank Plc, 0.86%, 05/15/18 (b) (e) (f)	200	202
HSBC Bank USA NA, 4.88%, 08/24/20	110	122
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (a) (j)	100	149
HSBC Finance Corp., 6.68%, 01/15/21	350	418
HSBC Holdings Plc, 6.80%, 06/01/38	300	382
Hyundai Capital America, 1.88%, 08/09/16 (a)	100	102
ICICI Bank Ltd.
5.00%, 01/15/16	100	104
4.75%, 11/25/16 (a)	200	211
ING Bank NV, 5.80%, 09/25/23 (e) (f)	200	225
Intesa Sanpaolo SpA
3.13%, 01/15/16	200	206
6.50%, 02/24/21 (a)	250	296
5.02%, 06/26/24 (e) (f)	200	202
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (j)	300	298
1.05%, 05/30/17 (b), GBP	250	421
6.30%, 04/23/19	300	355
3.63%, 05/13/24	150	151
JPMorgan Chase Bank NA
0.56%, 06/13/16 (b)	250	249
5.38%, 09/28/16, GBP	100	184
0.86%, 05/31/17 (b), EUR	550	750
0.65%, 06/02/17 (b)	250	250
6.00%, 10/01/17	250	284
LBG Capital No.2 Plc, 15.00%, 12/21/19, GBP	100	248
LeasePlan Corp NV, 2.50%, 05/16/18 (e) (f)	200	202
LeasePlan Corp., 3.00%, 10/23/17 (a)	200	208
Legg Mason Inc., 3.95%, 07/15/24	100	101
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (e) (f) (j)	100	145
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	510	600
Metropolitan Life Global Funding I, 2.30%, 04/10/19 (e) (f)	150	152
Mid-America Apartments LP, 3.75%, 06/15/24	100	100
Mizuho Bank Ltd., 2.45%, 04/16/19 (e) (f)	200	202
Moody’s Corp.
4.50%, 09/01/22	200	210
4.88%, 02/15/24	290	310
Morgan Stanley
6.25%, 08/28/17	100	114
7.30%, 05/13/19	290	355
5.75%, 01/25/21	100	116
Nationwide Building Society, 6.25%, 02/25/20 (a)	250	295
New York Life Global Funding, 1.13%, 03/01/17 (e) (f)	100	100
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (e) (f)	50	51
PHH Corp., 9.25%, 03/01/16	100	112
Piper Jaffray Cos., 2.23%, 05/31/17 (e) (f) (h)	100	100
QBE Insurance Group Ltd., 2.40%, 05/01/18 (a)	200	200
RCI Banque SA, 3.50%, 04/03/18 (a)	100	104
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (a) (j)	100	117
Royal Bank of Scotland Plc, 9.50%, 03/16/22	100	117
Sberbank of Russia Via SB Capital SA
5.40%, 03/24/17	200	213
5.72%, 06/16/21	200	211
SL Green Realty Corp., 4.50%, 12/01/22	100	102
SLM Corp.
3.88%, 09/10/15	150	153
8.45%, 06/15/18	200	237
Springleaf Finance Corp., 6.90%, 12/15/17	100	111
State Bank of India, 4.13%, 08/01/17	200	208
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19	500	511
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (e) (f)	200	209
UBS AG Stamford, 7.63%, 08/17/22	250	301
Vornado Realty LP, 2.50%, 06/30/19	200	200
Wells Fargo & Co.
5.90% (callable at 100 beginning 06/15/24) (j)	100	106
3.00%, 01/22/21	300	306
4.48%, 01/16/24	100	106
4.10%, 06/03/26	300	303
Wells Fargo Bank NA, 5.95%, 08/26/36	100	125
Weyerhaeuser Co., 7.38%, 10/01/19	300	369
		27,695
HEALTH CARE - 3.2%
AbbVie Inc.
1.20%, 11/06/15	100	101
2.90%, 11/06/22	100	97
Alliance Boots Ltd. Term Loan, 3.48%, 07/09/17 (b), GBP	75	128
Amgen Inc.
2.30%, 06/15/16	150	154
4.10%, 06/15/21	355	382
3.63%, 05/22/24	300	302
Biomet Inc. Incremental Term Loan, 3.65%, 07/25/17 (b)	139	139
Boston Scientific Corp., 2.65%, 10/01/18	100	102
Endo Finance LLC & Endo Finco Inc., 5.38%, 01/15/23 (a)	200	200
HCA Inc., 3.75%, 03/15/19	100	101
Hospira Inc., 5.20%, 08/12/20	100	109
WellPoint Inc., 1.25%, 09/10/15	500	504
		2,319
INDUSTRIALS - 3.0%
ADT Corp., 3.50%, 07/15/22	100	91
Aviation Capital Group Corp.
4.63%, 01/31/18 (e) (f)	100	105
7.13%, 10/15/20 (a)	50	58
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)	33	34
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	125	130
General Electric Co., 5.25%, 12/06/17	130	147
Hellenic Railways Organization SA, 4.03%, 03/17/17, EUR	100	129
International Lease Finance Corp.
6.75%, 09/01/16 (a)	200	221
7.13%, 09/01/18 (a)	190	220
Lender Processing Services, 5.75%, 04/15/23	50	54
Masco Corp.
6.13%, 10/03/16	150	165
5.85%, 03/15/17	50	55
5.95%, 03/15/22	150	166
6.50%, 08/15/32	100	106
Owens Corning, 4.20%, 12/15/22	150	154
Penske Truck Leasing Co. LP, 3.38%, 03/15/18 (a)	100	105
USG Corp., 8.38%, 10/15/18 (a)	100	105
Verisk Analytics Inc., 4.13%, 09/12/22	100	102
		2,147

See accompanying Notes to Financial Statements.

	Shares/Par/Contracts †	Value
INFORMATION TECHNOLOGY - 1.3%
Autodesk Inc., 1.95%, 12/15/17	100	101
Baidu Inc., 3.25%, 08/06/18	300	310
Dell Inc. Term Loan B, 4.50%, 03/24/20 (b)	199	200
Fidelity National Information Services Inc., 3.88%, 06/05/24	100	100
Tencent Holdings Ltd., 3.38%, 05/02/19 (a)	200	205
		916
MATERIALS - 1.4%
Anglo American Capital Plc, 4.13%, 04/15/21 (e) (f)	200	205
Cemex SAB de CV, 5.88%, 03/25/19 (a)	200	209
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (a)	200	201
Georgia-Pacific LLC, 7.38%, 12/01/25	50	66
Goldcorp Inc., 3.63%, 06/09/21	100	101
Graphic Packaging International Inc., 4.75%, 04/15/21	50	51
Huntsman International LLC, 4.88%, 11/15/20	100	104
Rock-Tenn Co., 4.90%, 03/01/22	30	33
Westlake Chemical Corp., 3.60%, 07/15/22	30	30
		1,000
TELECOMMUNICATION SERVICES - 4.4%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	2,100	163
AT&T Inc., 4.80%, 06/15/44	100	102
CC Holdings GS V LLC, 3.85%, 04/15/23	200	201
Crown Castle International Corp., 5.25%, 01/15/23	100	104
Lynx I Corp., 5.38%, 04/15/21 (a)	200	210
Sprint Communications Inc., 8.38%, 08/15/17	200	234
Telecom Italia Capital SA, 7.00%, 06/04/18	150	172
Telecom Italia SpA
4.50%, 09/20/17, EUR	125	184
7.38%, 12/15/17, GBP	100	193
Telefonica Emisiones SAU
3.99%, 02/16/16	100	105
6.42%, 06/20/16	100	110
Verizon Communications Inc.
1.00%, 06/17/19 (b)	100	101
4.50%, 09/15/20	200	220
5.15%, 09/15/23	400	447
6.55%, 09/15/43	500	628
		3,174
UTILITIES - 2.1%
AES Corp., 3.23%, 06/01/19 (b)	150	151
Delmarva Power & Light Co., 3.50%, 11/15/23	250	257
Dominion Resources Inc., 5.15%, 07/15/15	150	157
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (a)	50	59
Israel Electric Corp. Ltd.
5.63%, 06/21/18	200	213
7.25%, 01/15/19 (a)	200	227
Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/02/18 (a)	200	205
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	64
Niagara Mohawk Power Corp., 2.72%, 11/28/22 (e) (f)	100	97
Western Massachusetts Electric Co., 3.50%, 09/15/21	100	104
		1,534

Total Corporate Bonds and Notes (cost $48,645)		49,991

GOVERNMENT AND AGENCY OBLIGATIONS - 23.1%

GOVERNMENT SECURITIES - 21.9%

Sovereign - 2.7%
Italy Buoni Poliennali Del Tesoro, 5.50%, 11/01/22, EUR	700	1,176
Slovenia Government International Bond
4.70%, 11/01/16 (a), EUR	100	148
4.13%, 02/18/19 (a)	200	211
Spain Government Bond, 2.75%, 04/30/19, EUR	300	438
		1,973
U.S. Treasury Securities - 19.2%
U.S. Treasury Bond
3.13%, 11/15/41 - 02/15/43	1,060	1,020
3.00%, 05/15/42 (k)	800	753
2.75%, 11/15/42 (k)	200	178
3.63%, 08/15/43 - 02/15/44	750	790
0.00%,11/15/43 (i)	2,500	893
3.75%, 11/15/43	3,700	3,988
Principal Only, 0.00%, 08/15/43 - 02/15/44 (i)	2,600	928
U.S. Treasury Note
0.25%, 01/31/15 - 02/28/15 (k)	85	85
2.50%, 08/15/23 (k)	100	101
2.75%, 11/15/23 (k)	200	205
2.75%, 02/15/24	3,200	3,270
2.50%, 05/15/24	1,600	1,597
		13,808
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.2%

Federal National Mortgage Association - 1.2%
Federal National Mortgage Association, 3.00%, 07/15/44, TBA (l)	900	888
Total Government and Agency Obligations (cost $16,279)		16,669

PURCHASED OPTIONS - 0.0%
Put Swaption, 3-Month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB (f)	1	6
Put Swaption, 3-Month LIBOR versus 3.85% fixed, Expiration 03/04/15, JPM (f)	11	13
Put Swaption, 3-Month LIBOR versus 3.85% fixed, Expiration 03/04/15, MSS (f)	11	13
Total Purchased Options (cost $113)		32

TRUST PREFERREDS - 0.7%

FINANCIALS - 0.7%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	17	457

UTILITIES - 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (j)	—	10
Total Trust Preferreds (cost $463)		467

SHORT TERM INVESTMENTS - 3.7%

Certificates of Deposit - 1.3%
Banco Bilbao Vizcaya Argentaria
0.98%, 10/23/15 (b)	$250	250
1.08%, 05/16/16 (b)	250	250
Credit Suisse
0.43%, 01/12/15 (b)	200	200
0.60%, 01/28/16 (b)	200	200
		900

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Federal Home Loan Bank - 0.6%
Federal Home Loan Bank, 0.08%, 09/24/14 (m)	400	400

Investment Company - 1.8%
JNL Money Market Fund, 0.01% (n) (o)	1,313	1,313

Total Short Term Investments (cost $2,613)		2,613

Total Investments - 101.2% (cost $71,184)		72,949
Other Assets and Liabilities, Net - (1.2%)		(844)
Total Net Assets - 100.0%		$72,105

Portfolio Composition:	Percentage of Total Investments
Financials	38.6%
Government Securities	21.6
Energy	9.8
Consumer Discretionary	4.4
Non-U.S. Government ABS	4.4
Telecommunication Services	4.3
Health Care	3.2
Industrials	2.9
Utilities	2.1
Materials	1.4
Information Technology	1.3
U.S. Government Agency MBS	1.2
Consumer Staples	1.2
Short Term Investments	3.6
Total Investments	100.0%

(a)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of June 30, 2014, the aggregate value of these liquid securities was $10,497 which represented 14.6% of net assets.

(b)	Variable rate security. Rate stated was in effect as of June 30, 2014.
(c)	Security is in default relating to principal, dividends and/or interest.
(d)	Non-income producing security.
(e)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(f)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(g)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(h)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Financial Statements.

(i)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	Perpetual security.
(k)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.
(l)	All or a portion of the investment was purchased on a delayed delivery basis. As of June 30, 2014, the total cost of investments purchased on a delayed delivery basis was $878.
(m)	This security is a direct debt of the agency and not collateralized by mortgages.
(n)	Investment in affiliate.
(o)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Curian/T. Rowe Price Capital Appreciation Fund

	Shares/Par †	Value
COMMON STOCKS - 59.5%

CONSUMER DISCRETIONARY - 8.3%
AutoZone Inc. (a)	2	$1,314
Delphi Automotive Plc	7	454
Dollar Tree Inc. (a)	7	365
Johnson Controls Inc.	11	534
Liberty Global Plc - Class A (a)	3	115
Liberty Global Plc - Class C (a)	7	300
Lowe’s Cos. Inc.	10	470
O’Reilly Automotive Inc. (a)	3	392
TRW Automotive Holdings Corp. (a)	5	474
Twenty-First Century Fox Inc. - Class B	16	531
Viacom Inc. - Class B	2	199
		5,148
CONSUMER STAPLES - 4.6%
Avon Products Inc.	5	66
CVS Caremark Corp.	4	317
General Mills Inc.	3	131
Mondelez International Inc. - Class A	15	557
PepsiCo Inc.	9	795
Philip Morris International Inc.	8	632
Procter & Gamble Co.	4	338
		2,836
ENERGY - 3.1%
Anadarko Petroleum Corp.	1	131
Apache Corp.	5	523
Canadian Natural Resources Ltd.	3	142
Chesapeake Energy Corp.	8	249
Concho Resources Inc. (a)	2	289
Pioneer Natural Resources Co.	1	276
Range Resources Corp.	3	293
		1,903
FINANCIALS - 11.3%
American Tower Corp.	10	927
Bank of America Corp.	8	120
Invesco Ltd.	17	653
JPMorgan Chase & Co.	16	916
Marsh & McLennan Cos. Inc.	28	1,472
PNC Financial Services Group Inc.	4	321
State Street Corp.	16	1,076
TD Ameritrade Holding Corp.	34	1,066
XL Group Plc	14	465
		7,016
HEALTH CARE - 10.4%
Abbott Laboratories	6	229
Allergan Inc.	7	1,100
DaVita HealthCare Partners Inc. (a)	6	434
Dentsply International Inc.	1	24
Henry Schein Inc. (a)	2	285
Humana Inc.	1	102
Perrigo Co. Plc	4	554
Pfizer Inc.	16	484
Thermo Fisher Scientific Inc.	11	1,274
UnitedHealth Group Inc.	17	1,373
Zoetis Inc. - Class A	19	613
		6,472
INDUSTRIALS - 8.8%
Boeing Co.	4	534
Danaher Corp.	27	2,142
Iron Mountain Inc.	8	284

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Roper Industries Inc.	2	350
Tyco International Ltd.	12	529
United Technologies Corp.	14	1,616
		5,455
INFORMATION TECHNOLOGY - 6.8%
Agilent Technologies Inc.	4	207
Apple Inc.	1	130
Fidelity National Information Services Inc.	3	137
Fiserv Inc. (a)	22	1,333
Google Inc. - Class A (a)	1	351
Google Inc. - Class C (a)	1	288
NXP Semiconductors NV (a)	4	251
Seagate Technology Plc	1	68
TE Connectivity Ltd.	2	142
Texas Instruments Inc.	16	755
Visa Inc. - Class A	2	506
Western Digital Corp.	1	83
		4,251
MATERIALS - 0.4%
Cytec Industries Inc.	3	264

TELECOMMUNICATION SERVICES - 1.8%
Crown Castle International Corp.	10	713
SBA Communications Corp. (a)	4	430
		1,143
UTILITIES - 4.0%
Entergy Corp.	—	16
PG&E Corp.	26	1,229
Xcel Energy Inc.	38	1,225
		2,470

Total Common Stocks (cost $33,989)		36,958

PREFERRED STOCKS - 0.0%

ENERGY - 0.0%
Chesapeake Energy Corp., 4.50% (b) (c)	—	1
Total Preferred Stocks (cost $1)		1

TRUST PREFERREDS - 0.2%

UTILITIES - 0.2%
SCE Trust I, 5.63%, (callable at 25 beginning 06/15/17) (b)	2	36
SCE Trust II, 5.10%, (callable at 25 beginning 03/15/18) (b)	—	6
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (b)	3	87
Total Trust Preferreds (cost $123)		129

INVESTMENT COMPANIES - 1.7%
T. Rowe Price Institutional Floating Rate Fund (d)	99	1,021
Total Investment Companies (cost $1,019)		1,021

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%
Ally Master Owner Trust, 1.22%, 08/15/17 (e)	$100	101
Continental Airlines Inc. Pass-Through Trust, 4.15%, 04/11/24	19	20
Total Non-U.S. Government Agency Asset-Backed Securities (cost $120)		121

CORPORATE BONDS AND NOTES - 21.0%

CONSUMER DISCRETIONARY - 3.0%
AmeriGas Finance LLC
6.75%, 05/20/20	25	27
7.00%, 05/20/22	50	55
AmeriGas Partners LP, 6.25%, 08/20/19	25	27
Cedar Fair LP
9.13%, 08/01/18	25	26
5.25%, 03/15/21	25	26
Delphi Corp.
6.13%, 05/15/21	100	112
5.00%, 02/15/23	200	215
Group 1 Automotive Inc., 5.00%, 06/01/22 (f)	25	25
L Brands Inc.
6.90%, 07/15/17	25	28
8.50%, 06/15/19	25	31
5.63%, 02/15/22	25	27
5.63%, 10/15/23	100	109
Lamar Media Corp., 5.88%, 02/01/22	75	80
Suburban Propane Partners LP
7.50%, 10/01/18	25	26
7.38%, 03/15/20	75	80
TRW Automotive Inc., 4.50%, 03/01/21 (f)	35	37
Unitymedia Hessen GmbH & Co. KG, 7.50%, 03/15/19 (f)	150	160
Univision Communications Inc.
6.88%, 05/15/19 (f)	150	160
7.88%, 11/01/20 (f)	100	110
6.75%, 09/15/22 (f)	213	236
5.13%, 05/15/23 (f)	25	27
UPC Financing Partnership Term Loan AH, 3.25%, 06/30/21 (e)	250	248
		1,872
CONSUMER STAPLES - 1.6%
B&G Foods Inc., 4.63%, 06/01/21	25	25
Campbell Soup Co., 0.53%, 08/01/14 (e)	25	25
General Mills Inc., 0.53%, 01/29/16 (e)	30	30
Heineken NV, 0.80%, 10/01/15 (f)	25	25
HJ Heinz Co. Term Loan B-2, 3.50%, 03/27/20 (e)	545	549
Procter & Gamble Co., 3.10%, 08/15/23	220	222
Rite Aid Corp., 8.00%, 08/15/20	100	110
		986
ENERGY - 5.3%
Antero Resources Corp., 5.13%, 12/01/22 (f)	75	77
Antero Resources Finance Corp.
6.00%, 12/01/20	100	107
5.38%, 11/01/21	75	78
Athlon Holdings LP, 6.00%, 05/01/22 (f)	25	26
Chesapeake Energy Corp., 3.25%, 03/15/16	50	50
Concho Resources Inc.
7.00%, 01/15/21	25	27
6.50%, 01/15/22	100	110
5.50%, 10/01/22	25	27
5.50%, 04/01/23	100	107
CONSOL Energy Inc., 5.88%, 04/15/22 (f)	75	79
Energy Transfer Partners LP
4.15%, 10/01/20	35	37
4.90%, 02/01/24	30	32
EQT Corp.
8.13%, 06/01/19	95	119
4.88%, 11/15/21	125	137
Laredo Petroleum Inc.
9.50%, 02/15/19	125	137
5.63%, 01/15/22	50	52

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
7.38%, 05/01/22	25	28
MarkWest Energy Partners LP
6.75%, 11/01/20	50	54
6.50%, 08/15/21	100	108
6.25%, 06/15/22	125	137
5.50%, 02/15/23	225	240
4.50%, 07/15/23	275	280
Range Resources Corp.
6.75%, 08/01/20	125	134
5.75%, 06/01/21	125	135
5.00%, 08/15/22	300	318
5.00%, 03/15/23	400	426
SM Energy Co.
6.50%, 11/15/21	75	81
6.50%, 01/01/23	10	11
Spectra Energy Partners LP, 4.75%, 03/15/24	35	38
Targa Resources Partners LP
5.25%, 05/01/23	50	52
4.25%, 11/15/23	50	50
		3,294
FINANCIALS - 2.8%
American Tower Corp., 5.00%, 02/15/24	15	16
Caterpillar Financial Services Corp.
0.70%, 11/06/15	20	20
1.25%, 11/06/17	15	15
CBRE Services Inc.
6.63%, 10/15/20	25	27
5.00%, 03/15/23	25	25
Crown Castle International Corp., 4.88%, 04/15/22	100	103
E*TRADE Financial Corp.
6.75%, 06/01/16	100	109
6.00%, 11/15/17	100	104
6.38%, 11/15/19	200	217
Ford Motor Credit Co. LLC
6.63%, 08/15/17	200	230
0.80%, 12/06/17 (e)	200	200
5.00%, 05/15/18	200	222
2.38%, 03/12/19	200	201
Host Hotels & Resorts LP, 5.88%, 06/15/19	20	22
John Deere Capital Corp.
0.33%, 10/08/14 (e)	35	35
0.30%, 01/12/15 (e)	60	60
0.70%, 09/04/15	15	15
Legg Mason Inc., 5.50%, 05/21/19 (g)	50	58
PACCAR Financial Corp.
0.36%, 05/05/15 (e)	10	10
0.42%, 06/06/17 (e)	50	50
Toyota Motor Credit Corp., 0.40%, 01/23/15 (e)	25	25
		1,764
HEALTH CARE - 0.7%
Baxter International Inc., 0.40%, 12/11/14 (e)	25	25
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	50	53
5.13%, 07/15/24	150	151
DaVita HealthCare Partners Inc. Term Loan B, 0.00%, 06/20/21 (h)	175	176
		405
INDUSTRIALS - 0.7%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23	170	177
3.75%, 04/01/24	15	16
CNH Capital LLC
6.25%, 11/01/16	25	27
3.63%, 04/15/18	75	77
United Airlines Inc., 4.50%, 01/15/15 (c)	26	57
United Technologies Corp., 0.73%, 06/01/15 (e)	45	45
Xylem Inc., 3.55%, 09/20/16	60	63
		462
INFORMATION TECHNOLOGY - 0.8%
NXP BV
3.75%, 06/01/18 (f)	200	200
5.75%, 03/15/23 (f)	200	210
Xilinx Inc., 3.00%, 03/15/21	75	76
		486
MATERIALS - 0.1%
Rexam Plc, 6.75%, 06/29/67 (e), EUR	50	72

TELECOMMUNICATION SERVICES - 5.3%
Crown Castle International Corp., 5.25%, 01/15/23	100	104
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21 (e)	422	421
Intelsat Jackson Holdings SA
7.25%, 04/01/19	50	53
8.50%, 11/01/19	25	27
7.25%, 10/15/20	285	307
7.50%, 04/01/21	25	27
5.50%, 08/01/23	120	119
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19 (e)	750	751
SBA Communications Corp., 5.63%, 10/01/19	25	27
SBA Telecommunications Inc., 5.75%, 07/15/20	25	27
Sprint Communications Inc., 9.00%, 11/15/18 (f)	100	121
Telesat Canada, 6.00%, 05/15/17 (f)	35	36
Telesat Canada Inc. Term Loan, 3.50%, 03/28/19 (e)	249	248
UPCB Finance III Ltd., 6.63%, 07/01/20 (f)	350	373
UPCB Finance V Ltd., 7.25%, 11/15/21 (f)	300	330
UPCB Finance VI Ltd., 6.88%, 01/15/22 (f)	150	164
Verizon Communications Inc.
0.43%, 03/06/15 (e) (f)	45	45
0.63%, 06/09/17 (e)	120	120
		3,300
UTILITIES - 0.7%
CMS Energy Corp.
6.55%, 07/17/17	10	11
8.75%, 06/15/19	50	65
Duke Energy Corp., 0.61%, 04/03/17 (e)	50	50
ITC Holdings Corp., 3.65%, 06/15/24	40	40
Northern States Power Co., 3.30%, 06/15/24	50	50
Pennsylvania Electric Co., 4.15%, 04/15/25 (f)	40	40
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16 (e)	50	50
Xcel Energy Inc., 0.75%, 05/09/16	95	95
		401

Total Corporate Bonds and Notes (cost $12,826)		13,042

GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%

GOVERNMENT SECURITIES - 4.7%
Sovereign - 0.1%
Kreditanstalt fuer Wiederaufbau, 0.50%, 04/19/16	90	90

U.S. Treasury Securities - 4.6%
U.S. Treasury Note
2.50%, 08/15/23	1,025	1,031

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
2.75%, 11/15/23	1,750	1,792
		2,823

Total Government and Agency Obligations (cost $2,843)		2,913

SHORT TERM INVESTMENTS - 12.7%
Investment Companies - 12.7%
JNL Money Market Fund, 0.01% (d) (i)	348	348
T. Rowe Price Reserves Investment Fund, 0.17% (d) (i)	7,524	7,524

Total Short Term Investments (cost $7,872)		7,872

Total Investments - 100.0% (cost $58,793)		62,057
Other Assets and Liabilities, Net - 0.0%		25
Total Net Assets - 100.0%		$62,082

Portfolio Composition:	Percentage of Total Investments
Financials	14.2%
Consumer Discretionary	11.3
Health Care	11.1
Industrials	9.5
Energy	8.4
Information Technology	7.6
Telecommunication Services	7.2
Consumer Staples	6.2
Utilities	4.8
Government Securities	4.7
Materials	0.5
Non-U.S. Government Agency ABS	0.2
Investment Companies	1.6
Short Term Investments	12.7
Total Investments	100.0%

(a)	Non-income producing security.
(b)	Perpetual security.
(c)	Convertible security.
(d)	Investment in affiliate.
(e)	Variable rate security. Rate stated was in effect as of June 30, 2014.
(f)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of June 30, 2014, the aggregate value of these liquid securities was $2,481 which represented 4.0% of net assets.

(g)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(h)	This variable rate senior loan will settle after June 30, 2014, at which time the interest rate will be determined.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

Curian/UBS Global Long Short Fixed Income Opportunities Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.0%

UNITED STATES OF AMERICA - 11.0%
AIMCO CLO, 3.07%, 07/20/26 (a)	$500	$487
Americold 2010 LLC Trust REMIC, 6.81%, 01/14/29 (a)	595	702
Apidos CDO, 3.08%, 04/15/25 (a) (b)	330	326
ARES CLO Ltd., 2.98%, 07/28/25 (a) (b)	500	486
Avery Point CLO Ltd., 3.33%, 04/25/26 (c) (d)	1,000	991
Babson CLO Ltd., 2.93%, 01/18/25 (a) (b)	1,250	1,216
BlueMountain CLO Ltd., 2.88%, 04/15/25 (a) (b)	720	699
Boca Hotel Portfolio Trust REMIC, 3.20%, 08/15/26 (a) (b)	500	501
Capital Auto Receivables Asset Trust, 3.39%, 07/22/19	550	565
CIFC Funding Ltd.
2.96%, 04/18/25 (a)	1,100	1,070
2.92%, 10/24/25 (a)	350	336
COBALT CMBS Commercial Mortgage Trust REMIC, 5.97%, 05/15/46 (b)	1,000	1,102
COMM Mortgage Trust REMIC, 4.93%, 12/10/44 (b)	750	826
Commercial Mortgage Pass-Through Certificates
REMIC, 3.75%, 10/13/28 (a) (b)	575	584
2.80%, 06/08/30 (a) (b)	150	151
Dryden Senior Loan Fund, 3.09%, 04/18/26 (a)	1,200	1,189
Extended Stay America Trust REMIC, 3.60%, 12/05/31 (a)	500	513
Fortress Credit BSL Ltd., 3.13%, 10/19/25 (c) (d)	750	735
FREMF Mortgage Trust REMIC, 3.15%, 12/25/45 (b)	181	185
Galaxy CLO Ltd., 2.75%, 11/16/25 (a)	500	484
Goldentree Loan Opportunities VIII Ltd., 3.85%, 04/19/26 (a)	750	721
GS Mortgage Securities Corp. II, 2.75%, 11/08/29 (a) (b)	500	509
Halcyon Loan Advisors Funding Ltd., 3.28%, 04/18/26 (b) (c) (d)	1,150	1,132
Irvine Core Office Trust REMIC, 3.28%, 05/15/48 (b)	1,025	983
JFIN CLO Ltd., 3.23%, 04/20/25 (a)	950	928
JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.67%, 07/05/32 (a) (b)	500	516
KKR CLO Trust, 2.83%, 07/15/25 (a)	320	308
Madison Avenue Trust, 4.17%, 10/12/32 (a) (b)	500	509
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
4.22%, 07/15/46 (b)	500	499
5.00%, 02/15/47 (b)	1,000	1,053
Morgan Stanley Re-REMIC Trust REMIC, 6.00%, 08/12/45 (a) (b)	350	384
Octagon Investment Partners XIX Ltd., 3.08%, 04/15/26 (a) (b)	725	711
Octagon Investment Partners XVII Ltd., 3.04%, 10/25/25 (a)	250	245
Octagon Investment Partners XVIII Ltd., 2.98%, 12/16/24 (a) (b)	750	732
Wells Fargo Commercial Mortgage Trust REMIC, 2.80%, 03/18/28 (a) (b)	525	511
WhiteHorse VIII Ltd., 2.75%, 05/01/26 (a)	1,000	962

Total Non-U.S. Government Agency Asset-Backed Securities (cost $23,782)		23,851

CORPORATE BONDS AND NOTES - 67.4%

AUSTRALIA - 1.6%
Crown Group Finance Ltd., 5.75%, 07/18/17, AUD	1,450	1,431
DBNGP Finance Co. Pty Ltd., 6.00%, 10/11/19, AUD	500	495
Mirvac Group Finance Ltd., 5.50%, 12/18/17, AUD	1,000	974

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Sydney Airport Finance Co. Pty Ltd., 8.00%, 07/06/15, AUD	500	492
		3,392
BRAZIL - 4.2%
Banco do Brasil SA, 9.00%, (callable at 100 beginning 06/18/24) (a) (e)	880	868
Caixa Economica Federal, 2.38%, 11/06/17 (a)	2,250	2,196
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	1,200	1,231
Petrobras Global Finance BV, 4.38%, 05/20/23	200	193
Petrobras International Finance Co.
5.38%, 01/27/21	2,800	2,918
6.75%, 01/27/41 (a)	700	721
Vale Overseas Ltd., 4.38%, 01/11/22	1,000	1,027
		9,154
CANADA - 1.1%
Barrick Gold Corp., 3.85%, 04/01/22	1,600	1,591
Yamana Gold Inc., 4.95%, 07/15/24 (a)	800	805
		2,396
CHINA - 0.1%
Kaisa Group Holdings Ltd., 10.25%, 01/08/20	250	263

COSTA RICA - 0.5%
Banco Nacional de Costa Rica, 4.88%, 11/01/18 (a)	1,050	1,076

CROATIA - 0.7%
Agrokor D.D., 8.88%, 02/01/20 (a)	1,370	1,538

FRANCE - 0.4%
Credit Agricole SA, 7.88%, (callable at 100 beginning 01/23/24) (a) (e)	750	819

GEORGIA - 0.1%
Georgian Railway JSC, 7.75%, 07/11/22	300	336

GERMANY - 3.1%
HeidelbergCement Finance Luxembourg SA, 8.50%, 10/31/19, EUR	1,850	3,289
Trionista HoldCo GmbH, 5.00%, 04/30/20 (a), EUR	1,015	1,455
Unitymedia KabelBW GmbH, 9.63%, 12/01/19, EUR	1,300	1,910
		6,654
HONG KONG - 0.1%
China Oil & Gas Group Ltd., 5.25%, 04/25/18 (a)	250	257

HUNGARY - 0.5%
Magyar Export-Import Bank RT, 5.50%, 02/12/18	950	1,021

INDONESIA - 0.7%
Pertamina Persero PT
6.00%, 05/03/42	950	888
6.45%, 05/30/44 (a)	700	695
		1,583
IRELAND - 2.2%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17, EUR	2,000	2,882
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	200	217
6.80%, 11/22/25	700	746
XL Group Plc, 6.50%, (callable at 100 beginning 04/15/17) (e)	1,025	1,012
		4,857
ITALY - 0.3%
Generali Finance BV, 6.21%, (callable at 100 beginning 06/16/16) (e), GBP	400	710

KAZAKHSTAN - 0.7%
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	600	657
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO, 6.25%, 05/20/15	800	826
		1,483
MEXICO - 2.3%
Cemex SAB de CV
9.00%, 01/11/18 (a)	2,500	2,687
5.88%, 03/25/19 (a)	500	522
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (a)	650	678
Grupo Bimbo SAB de CV, 3.88%, 06/27/24 (a)	430	429
Petroleos Mexicanos, 3.50%, 01/30/23	700	684
		5,000
MOROCCO - 0.2%
OCP SA, 5.63%, 04/25/24 (a)	350	367

NORWAY - 1.8%
Eksportfinans ASA
5.50%, 05/25/16	2,700	2,876
5.50%, 06/26/17	1,000	1,071
		3,947
PORTUGAL - 1.4%
EDP Finance BV
4.75%, 09/26/16, EUR	1,200	1,757
4.90%, 10/01/19 (a)	1,200	1,269
		3,026
RUSSIAN FEDERATION - 1.1%
Bank of Moscow via BOM Capital Plc, 6.70%, 03/11/15	250	257
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 05/29/18	400	440
5.10%, 07/25/18	450	454
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22	1,250	1,275
		2,426
SINGAPORE - 0.4%
Flextronics International Ltd., 5.00%, 02/15/23	960	994

SOUTH AFRICA - 0.2%
Eskom Holdings SOC Ltd., 6.75%, 08/06/23	400	424

SPAIN - 2.2%
BBVA US Senior SAU, 4.66%, 10/09/15	1,600	1,672
Cirsa Funding Luxembourg SA, 8.75%, 05/15/18, EUR	300	426
Santander US Debt SAU, 3.72%, 01/20/15 (a)	2,100	2,131
Telefonica Emisiones SAU, 3.19%, 04/27/18	500	523
		4,752
SRI LANKA - 0.5%
National Savings Bank, 8.88%, 09/18/18	950	1,076

SWITZERLAND - 0.2%
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (a) (e)	490	493

TURKEY - 0.8%
Turkiye Halk Bankasi A/S, 3.88%, 02/05/20	1,000	946

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Turkiye Vakiflar Bankasi Tao, 5.00%, 10/31/18	700	713
		1,659
UKRAINE - 0.4%
National JSC Naftogaz of Ukraine, 9.50%, 09/30/14	900	882

UNITED KINGDOM - 6.7%
Aviva Plc, 6.13%, 11/14/36, GBP	370	693
Barclays Bank Plc
6.05%, 12/04/17 (a)	2,500	2,836
5.14%, 10/14/20	100	110
HBOS Plc
4.88%, 03/20/15, EUR	200	281
6.75%, 05/21/18 (a)	1,700	1,958
Lloyds Bank Plc, 6.50%, 03/24/20, EUR	2,850	4,743
Royal Bank of Scotland Group Plc
6.10%, 06/10/23	3,010	3,293
5.13%, 05/28/24	700	710
		14,624
UNITED STATES OF AMERICA - 32.1%
ADT Corp., 3.50%, 07/15/22	900	819
Allstate Corp., 5.75%, 08/15/53 (b)	1,170	1,257
Ally Financial Inc.
8.30%, 02/12/15	100	104
4.63%, 06/26/15	800	826
3.50%, 01/27/19	1,150	1,161
8.00%, 03/15/20	750	911
ArcelorMittal, 6.00%, 03/01/21 (f)	2,700	2,923
Barrick North America Finance LLC, 5.75%, 05/01/43	410	424
Caesars Entertainment Operating Co. Inc., 11.25%, 06/01/17	2,150	1,967
Case New Holland Inc., 7.88%, 12/01/17	2,850	3,320
Cemex Finance LLC, 6.00%, 04/01/24 (a)	750	781
CIT Group Inc., 5.00%, 08/15/22	2,325	2,406
Citigroup Inc.
6.30% (callable at 100 beginning 05/15/24) (e)	1,400	1,426
0.84%, 05/31/17 (b), EUR	2,700	3,642
5.13%, 12/12/18, GBP	1,000	1,843
5.50%, 09/13/25	400	446
DISH DBS Corp., 7.88%, 09/01/19	2,230	2,648
El Paso LLC
7.25%, 06/01/18	1,500	1,708
6.50%, 09/15/20	700	775
Energy Transfer Partners LP
9.00%, 04/15/19	461	589
6.05%, 06/01/41	100	113
6.50%, 02/01/42	500	596
Fidelity National Financial Inc., 5.50%, 09/01/22	150	164
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (a)	420	425
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	1,250	1,596
Frontier Communications Corp., 7.13%, 01/15/23	1,150	1,219
General Motors Co., 3.50%, 10/02/18 (a)	400	409
General Motors Financial Co. Inc., 4.75%, 08/15/17	2,000	2,128
Glencore Funding LLC
2.50%, 01/15/19 (a)	750	748
4.63%, 04/29/24 (a)	725	747
HCA Inc., 5.88%, 03/15/22	900	977
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,850	2,028
International Lease Finance Corp., 8.63%, 09/15/15	1,500	1,624
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	1,570	1,649
Kinder Morgan Inc., 5.63%, 11/15/23 (a)	800	822
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	2,350	3,580
MetLife Inc., 6.40%, 12/15/36 (b)	1,885	2,107
Midstates Petroleum Co. Inc., 10.75%, 10/01/20	2,300	2,611
Morgan Stanley
7.30%, 05/13/19	2,050	2,506
5.50%, 01/26/20	1,000	1,144
Pacific Drilling SA, 5.38%, 06/01/20 (a)	2,300	2,254
Plains Exploration & Production Co.
6.50%, 11/15/20	1,740	1,929
6.88%, 02/15/23	625	731
Prudential Financial Inc.
5.88%, 09/15/42 (b)	420	456
5.20%, 03/15/44 (b)	1,200	1,224
Reynolds American Inc., 6.15%, 09/15/43	100	114
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (a)	770	837
Sanmina Corp., 7.00%, 05/15/19	2,100	2,210
SLM Corp., 6.25%, 01/25/16	1,000	1,063
WESCO Distribution Inc., 5.38%, 12/15/21 (a)	350	358
Western Union Co., 2.38%, 12/10/15 (f)	275	281
Xerox Corp., 3.80%, 05/15/24	1,100	1,093
		69,719
VENEZUELA - 0.8%
Petroleos de Venezuela SA
5.25%, 04/12/17	900	760
8.50%, 11/02/17	700	648
9.00%, 11/17/21	300	255
		1,663

Total Corporate Bonds and Notes (cost $142,145)		146,591

GOVERNMENT AND AGENCY OBLIGATIONS - 15.2%

ARGENTINA - 0.4%
Argentina Boden Bonds, 7.00%, 10/03/15	750	725
Argentine Republic Government International Bond, 6.27%, 12/15/35	1,750	140
Republic of Argentina, 0.00%, 12/15/35 (b)	425	34
		899
BELARUS - 0.9%
Republic of Belarus, 8.75%, 08/03/15	1,950	2,006

BRAZIL - 0.5%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 05/15/45 - 08/15/50 (g), BRL	1,050	1,156

CROATIA - 0.6%
Croatia Government International Bond, 6.25%, 04/27/17	1,250	1,354

ECUADOR - 0.1%
Ecuador Government International Bond, 7.95%, 06/20/24 (a)	200	205

GABON - 0.3%
Gabonese Republic, 6.38%, 12/12/24 (a)	600	655

GHANA - 0.5%
Republic of Ghana
8.50%, 10/04/17	650	682
7.88%, 08/07/23 (a)	200	193
7.88%, 08/07/23	200	194
		1,069

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2014

	Shares/Par/Contracts †	Value
GREECE - 1.6%
Hellenic Republic Government Bond, 2.00%, 02/24/24 - 02/24/31 (h), EUR	3,420	3,400
		3,400
MEXICO - 0.3%
Mexico Inflation Indexed Udibonos, 4.00%, 11/15/40 (g), MXN	6,414	560

NIGERIA - 0.3%
Nigeria Government International Bond, 5.13%, 07/12/18	650	674

PAKISTAN - 0.0%
Pakistan Government International Bond, 7.13%, 03/31/16	100	103

RUSSIAN FEDERATION - 0.3%
Russian Federal Bond, 7.00%, 01/25/23, RUB	22,500	618

TURKEY - 0.1%
Turkey Government Inflation Indexed Bond, 7.00%, 10/01/14 (i), TRY	587	279

UNITED STATES OF AMERICA - 8.2%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 3.50%, 10/15/42	1,116	241
Federal National Mortgage Association REMIC
Interest Only, 2.50%, 03/25/28 - 06/25/28	4,162	449
Interest Only, 3.00%, 06/25/33	1,583	265
State of California
7.55%, 04/01/39	200	301
7.30%, 10/01/39	850	1,210
State of Illinois
5.67%, 03/01/18	555	619
5.88%, 03/01/19	700	788
U.S. Treasury Bond
2.88%, 05/15/43	1,000	912
3.75%, 11/15/43 (j)	4,500	4,850
Principal Only, 0.00%,02/15/43 (j) (k)	5,000	1,841
U.S. Treasury Inflation Indexed Note
0.38%, 07/15/23 (i)	1,528	1,556
0.63%, 01/15/24 (i)	4,674	4,838
		17,870
VENEZUELA - 0.8%
Venezuela Government International Bond, 8.25%, 10/13/24	2,125	1,705

ZAMBIA - 0.3%
Zambia Government International Bond, 8.50%, 04/14/24 (a)	500	554

Total Government and Agency Obligations (cost $32,440)		33,107

PURCHASED OPTIONS - 3.0%
10-Year U.S. Treasury Note Future Put Option, Strike Price 124, Expiration 07/25/14	301	52
90-Day Eurodollar Future Put Option, Expiration 99.25, Expiration 06/15/15	1,125	169
90-Day Eurodollar Future Put Option, Strike Price 97.75, Expiration 06/13/16	469	214
90-Day Eurodollar Future Put Option, Strike Price 99.25, Expiration 03/16/15	516	13
90-Day Eurodollar Future Put Option, Strike Price 99.38, Expiration 09/15/14	273	2
Call Swaption, 6-Month GBP LIBOR versus 2.19% fixed, Expiration 06/17/15, JPM	285	322
Eurodollar 1-Year Midcurve Future Put Option, Strike Price 99.13, Expiration 07/11/14	150	1
Eurodollar 1-Year Midcurve Future Put Option, Strike Price 99.25, Expiration 07/11/14	1,208	60
Eurodollar 2-Year Midcurve Future Call Option, Strike Price 97.88, Expiration 09/12/14	607	668
Eurodollar 2-Year Midcurve Future Put Option, Strike Price 97.75, Expiration 12/12/14	1,090	368
Eurodollar 2-Year Midcurve Future Put Option, Strike Price 97.88, Expiration 09/12/14	607	45
Eurodollar 2-Year Midcurve Future Put Option, Strike Price 98.25, Expiration 09/12/14	654	213
Put Swaption, 3 month LIBOR versus 3.00% fixed, Expiration 12/19/17, BBP	388	1,432
Put Swaption, 3 month LIBOR versus 7.00% fixed, Expiration 12/19/17, BBP	388	84
Put Swaption, 3-month LIBOR versus 1.30% fixed, Expiration 09/30/14, BOA	291	1
Put Swaption, 3-month LIBOR versus 3.00% fixed, Expiration 12/07/17, BBP	19	68
Put Swaption, 3-Month LIBOR versus 3.00% fixed, Expiration 12/19/17, JPM	240	887
Put Swaption, 3-Month LIBOR versus 4.38% fixed, Expiration 01/17/18, JPM	114	560
Put Swaption, 3-month LIBOR versus 7.00% fixed, Expiration 12/07/17, BBP	19	4
Put Swaption, 3-Month LIBOR versus 7.00% fixed, Expiration 12/19/17, JPM	240	52
Put Swaption, 6 month Japanese Yen LIBOR versus 2.35% fixed, Expiration 05/22/15, BBP	10,050	5
Put Swaption, 6-month EURIBOR versus 1.70% fixed, Expiration 09/30/14, BOA	175	—
Put Swaption, 6-Month GBP LIBOR versus 2.19% fixed, Expiration 06/17/15, JPM	285	224
Put Swaption, 6-Month Japanese Yen LIBOR versus 2.35% fixed, Expiration 05/22/15, JPM	6,250	3
Put Swaption, 6-Month Japanese Yen LIBOR versus 2.35% fixed, Expiration 05/22/15, JPM	900	—
U.S. Treasury Long Bond Future Call Option, Strike Price 137, Expiration 07/25/14	506	546
U.S. Treasury Long Bond Future Call Option, Strike Price 139, Expiration 07/25/14	400	131
U.S. Treasury Long Bond Future Put Option, Strike Price 133, Expiration 07/25/14	506	40
U.S. Treasury Long Bond Future Put Option, Strike Price 135, Expiration 07/25/14	690	194
Ultra Long Term U.S. Treasury Bond Future Put Option, Strike Price 142, Expiration 08/22/14	196	49

Total Purchased Options (cost $10,368)		6,407

SHORT TERM INVESTMENTS - 3.0%

Investment Company - 2.6%
JNL Money Market Fund, 0.01% (l) (m)	5,750	5,750

Treasury Securities - 0.4%
Nigeria Treasury Bill
0.07%, 04/09/15, NGN	140,400	793

See accompanying Notes to Financial Statements.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

	Shares/Par †	Value
0.07%, 04/23/15, NGN	13,000	73
		866

Total Short Term Investments (cost $6,615)		6,616

Total Investments - 99.6% (cost $215,350)		216,572
Other Assets and Liabilities, Net - 0.4%		804
Total Net Assets - 100.0%		$217,376

Portfolio Composition:	Percentage of Total Investments
Financials	32.7%
Government Securities	14.8
Energy	11.4
Non-U.S. Government Agency ABS	11.0
Materials	8.3
Consumer Discretionary	4.8
Industrials	3.4
Purchased Options	3.0
Information Technology	2.1
Utilities	1.8
Telecommunication Services	1.7
Consumer Staples	1.0
Health Care	0.5
U.S. Government Agency MBS	0.4
Short Term Investments	3.1
Total Investments	100.0%

(a)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2014, the aggregate value of these liquid securities was $48,569 which represented 22.3% of net assets.

(b)	Variable rate security. Rate stated was in effect as of June 30, 2014.
(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(e)	Perpetual security.
(f)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(g)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(h)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2014.
(i)	Treasury inflation indexed note, par amount is adjusted for inflation.
(j)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.
(k)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Investment in affiliate.
(m)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

See accompanying Notes to Financial Statements.

Currency Abbreviations:

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLF - Chilean Unidad de Fomento

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Sheqel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

KZT - Kazakhstani Tenge

LBP - Lebanese Pound

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian New Leu

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - New Turkish Lira

TWD - Taiwan Dollar

UGX - Ugandan Shilling

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

ZMW - Zambian Kwacha

Abbreviations:

ABS - Asset-Backed Security

ADR - American Depositary Receipt

ADS - American Depository Shares

ASX - Australian Stock Exchange

BDR - Brazilian Depositary Receipt

CAC - Cotation Assistee en Continu

CDI - Chess Depository Interest

CDX.EM - Credit Default Swap Index - Emerging Markets

CDX.NA.HY - Credit Default Swap Index - North American - High Yield

CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CNX - CRISIL NSE Index

CPURNSA - CPI Consumers Index Non-Seasonally Adjusted

CVA - Commanditaire Vennootschap op Aandelen

EAFE - Europe, Australia and Far East

EMU - Economic and Monetary Union (Europe)

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

Euribor - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depositary Receipt

IBEX - Iberia Index

ICE - IntercontinentalExchange

iTraxx - Group of international credit derivative indexes monitored by the International Index Company

JSE - Johannesburg Stock Exchange

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offer Rate

LME - London Metal Exchange

MBS - Mortgage Backed Security

MIB - Milano Italia Borsa

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NYSE - New York Stock Exchange

OJSC - Open Joint-Stock Company

OTC - Over the Counter

PCL - Public Company Limited

RBOB - Reformulated Gasoline Blendstock for Oxygen Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depositary Receipt

SPI - Schedule Performance Index

ULSD - Ultra Low Sulfur Diesel

VIX - Volatility Index

WIG - Warszawski Indeks Gieldowy

WTI - West Texas Intermediate

Counterparty Abbreviations:

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BNP - BNP Paribas Securities

BOA - Banc of America Securities LLC/Bank of America NA

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSB - Goldman Sachs Bank

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - JPMorgan Chase Bank N.A.

MLP - Merrill Lynch, Pierce, Fenner, & Smith

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank of Canada

RBS - Royal Bank of Scotland

SCB - Standard Chartered Bank

SGB - Societe Generale Bannon LLC

SSB - State Street Brokerage Services, Inc.

UBS - UBS Securities LLC

†                 For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.

“-”        Amount rounds to less than one thousand

See accompanying Notes to Financial Statements.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)         The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of

1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 5, 2014

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 5, 2014

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.